Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (5.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,015	1,055
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	1,895	2,002
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	3,600	3,895
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	10,030	10,160
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	3,345	3,424
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	4,250	4,617
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	5,460	5,904
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	3,980	4,287
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	5,725	6,141
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2034	1,320	1,406
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2035	1,250	1,327
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2037	1,000	1,054
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2038	1,000	1,050
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2040	755	788
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	11,000	10,993
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	34,600	36,506
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,550	5,813
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	4,535	4,403
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,086
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,000	1,076
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	750	803
[1]	Alabama State University College & University Revenue	5.000%	9/1/2034	950	1,043
[1]	Alabama State University College & University Revenue	5.000%	9/1/2035	800	880
[1]	Alabama State University College & University Revenue	5.000%	9/1/2036	700	765
[1]	Alabama State University College & University Revenue	5.250%	9/1/2038	650	712
[1]	Alabama State University College & University Revenue	5.250%	9/1/2039	1,250	1,358
[1]	Alabama State University College & University Revenue	5.250%	9/1/2040	1,000	1,082
	Auburn AL GO	5.000%	8/1/2039	2,000	2,124
	Auburn AL GO	5.000%	8/1/2041	2,540	2,679
	Auburn University College & University Revenue	5.000%	6/1/2034	3,115	3,481
	Auburn University College & University Revenue	5.000%	6/1/2035	1,500	1,685
	Auburn University College & University Revenue	5.000%	6/1/2035	4,545	5,105
	Auburn University College & University Revenue	5.000%	6/1/2036	7,500	8,358
	Auburn University College & University Revenue	5.000%	6/1/2037	2,000	2,211
	Auburn University College & University Revenue	5.000%	6/1/2037	5,000	5,528
	Auburn University College & University Revenue	5.000%	6/1/2038	1,500	1,647
	Auburn University College & University Revenue	5.000%	6/1/2039	2,000	2,180
	Auburn University College & University Revenue	5.000%	6/1/2039	2,500	2,725
	Auburn University College & University Revenue	5.000%	6/1/2040	1,090	1,182
	Auburn University College & University Revenue	5.000%	6/1/2041	1,500	1,618
	Auburn University College & University Revenue	5.000%	6/1/2041	2,500	2,697
	Auburn University College & University Revenue	5.000%	6/1/2042	2,000	2,151
	Auburn University College & University Revenue	5.000%	6/1/2042	4,000	4,301
	Auburn University College & University Revenue	5.000%	6/1/2043	1,750	1,870
	Auburn University College & University Revenue	5.000%	6/1/2044	1,470	1,561
	Auburn University College & University Revenue	5.000%	6/1/2045	1,000	1,056
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/2028	2,750	2,755
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,130	1,190
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,500	1,565
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,000	1,038
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	875	904
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	375	397
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	350	354
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	500	502
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	400	400
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	400	395
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	600	588
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2027	1,100	1,110
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2029	400	419
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2031	900	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	5,000	5,048
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2032	1,150	1,184
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2033	1,500	1,543
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2034	1,825	1,874
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2035	2,155	2,210
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	1,840	1,875
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,470	1,515
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	1,870	1,936
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	25,000	25,993
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2033	8,500	8,808
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2034	41,230	42,669
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	63,685	66,865
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	148,990	154,002
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	108,155	108,260
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	96,600	99,898
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2033	1,355	1,415
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	51,685	54,085
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2034	1,300	1,356
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2034	13,105	13,599
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2034	3,640	3,796
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2035	7,965	8,234
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	125,290	125,774
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	44,875	46,249
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	52,410	54,413
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	90,000	91,862
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	6/1/2036	115,000	120,884
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2036	51,740	53,387
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	108,600	111,656
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	18,160	18,878
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	90,075	93,895
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	82,520	85,331
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	20,705	21,521
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.510%	10/1/2052	61,250	61,223
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	43,865	44,159
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	16,160	16,267
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	96,435	100,543
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	27,590	28,873
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,870	5,178
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	156,965	164,783
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	30,065	30,198
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/2032	57,890	61,646
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	159,905	165,632
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	75,960	77,648
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	140,780	145,839
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2028	485	503
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2029	500	525
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2030	425	451
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,565	1,534
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,695	1,622
[4,5]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	3.040%	8/3/2026	10,030	10,030
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	144,825	146,079
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2034	36,560	37,749
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	74,650	78,117
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	10,150	10,720
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	50,355	54,669
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	93,285	98,907
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2040	1,405	1,464
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2042	1,040	1,076
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2043	1,100	1,135
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2044	1,160	1,199
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2044	900	930
	Hoover AL GO	5.000%	3/1/2041	4,850	5,149
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,017
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	500	509
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2032	1,040	1,056
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2033	1,010	1,025
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2034	1,880	1,905
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2035	2,000	2,026
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2036	2,025	2,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,500	1,517
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2038	1,325	1,339
	Huntsville AL GO	5.000%	5/1/2034	3,515	3,594
	Huntsville AL GO	5.000%	5/1/2035	3,690	3,769
	Huntsville AL GO	5.000%	5/1/2036	3,875	3,954
	Huntsville AL GO	5.000%	5/1/2037	4,070	4,148
	Huntsville AL GO	5.000%	5/1/2038	2,270	2,311
	Huntsville AL GO	5.000%	3/1/2041	2,250	2,398
	Huntsville AL GO	5.000%	3/1/2042	845	898
	Huntsville AL GO	5.000%	3/1/2042	4,020	4,272
	Huntsville AL GO, Prere.	5.000%	5/1/2035	3,000	3,065
	Huntsville AL GO, Prere.	5.000%	5/1/2036	4,330	4,418
	Huntsville AL GO, Prere.	5.000%	5/1/2036	5,055	5,267
	Huntsville AL GO, Prere.	5.000%	5/1/2037	3,050	3,108
	Huntsville AL GO, Prere.	5.000%	5/1/2037	5,055	5,253
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	20,000	21,695
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,190	4,370
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	4,300	4,468
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	6,213
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	4,540	4,369
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,600	3,423
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	8,870	8,104
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	22,825	24,069
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,750	1,673
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,790	1,690
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,120	1,972
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	2,210	1,998
	Jacksonville State University College & University Revenue	5.000%	12/1/2029	1,465	1,524
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2039	1,000	1,074
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2040	1,435	1,527
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2041	1,800	1,903
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2042	1,670	1,759
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	2,650	2,656
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2028	2,540	2,573
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2029	5,305	5,368
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2030	7,575	7,661
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	5,000	5,051
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	6,700	6,766
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2034	3,305	3,336
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2036	5,105	5,111
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	16,995	17,000
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	1,295	1,326
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,270	1,336
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,100	2,240
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	2,195	2,364
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,425	4,802
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	6,000	6,541
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	6,500	7,076
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	5,700	6,155
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	1,625	1,740
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	7,750	8,209
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	14,500	15,252
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	2,000	2,143
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	2,000	2,136
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	11,125	11,842
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	14,750	15,645
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	24,730	26,064
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/2026	4,400	4,434
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2031	2,500	2,590
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,745	5,923
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	124,365	128,012
	Mobile AL GO	5.000%	2/15/2038	14,495	15,878
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,095	5,116
	Montgomery AL GO	3.000%	12/1/2033	4,780	4,520
	Montgomery AL GO	3.000%	12/1/2034	3,415	3,177
	Montgomery AL GO	3.000%	12/1/2035	1,500	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery AL GO	4.000%	12/1/2035	500	501
	Montgomery AL GO	3.000%	12/1/2037	1,000	879
	Montgomery AL GO	3.000%	12/1/2038	1,000	861
	Montgomery AL GO	3.000%	12/1/2039	1,000	843
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2040	1,000	1,085
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2041	1,000	1,080
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2042	825	887
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2043	650	696
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2044	575	613
	Mountain Brook Board of Education GO	3.000%	3/1/2038	225	200
	Mountain Brook Board of Education GO	3.000%	3/1/2039	165	144
	Mountain Brook Board of Education GO	3.000%	3/1/2040	250	212
	Mountain Brook Board of Education GO	3.000%	3/1/2041	490	410
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/2035	4,000	4,010
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,765	5,001
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	5,695	5,758
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	4,800	4,835
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	6,265	6,286
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	6,515	6,501
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	6,780	6,698
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	6,050	5,913
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	3,330	3,218
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	1,855	1,839
	Pike Road AL GO	5.000%	3/1/2043	2,310	2,424
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	3,685	3,751
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	5,465	5,428
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	126,835	132,721
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2031	4,365	4,535
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2031	2,665	2,769
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	32,945	34,186
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	1,250	1,316
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2032	3,505	3,542
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2032	3,475	3,506
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	1,600	1,690
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2033	2,795	2,817
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2033	1,000	1,007
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	1,660	1,750
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2034	1,020	1,024
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2034	1,875	1,977
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	87,895	93,101
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	88,490	90,207
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	126,755	127,234
[7]	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	185,000	196,096
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	25,540	25,773
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/2031	455	453
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	32,665	34,526
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	23,785	24,438
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	146,570	152,468
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	17,630	18,460
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	20,195	21,298
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	42,895	44,801
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	87,225	91,899
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/2030	1,600	1,602
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,045	1,045
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,500	1,500
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	2,025	2,025
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	800	847
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	600	632
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,000	2,019
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,055	2,057
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,000	2,018
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2035	1,000	922
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2037	2,230	1,979
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2038	2,340	2,033
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2039	2,460	2,092
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2040	2,585	2,162
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2041	6,335	5,184
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2042	6,525	5,254
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2043	2,610	2,070
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2047	19,935	14,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Alabama College & University Revenue	3.000%	7/1/2036	8,580	7,704
	University of Alabama College & University Revenue	3.000%	7/1/2037	5,840	5,111
	University of Alabama College & University Revenue	3.000%	7/1/2037	4,825	4,228
	University of Alabama College & University Revenue	3.000%	7/1/2038	12,520	10,708
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2029	1,110	1,116
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2032	5,545	6,046
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2033	4,835	5,319
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2036	1,400	1,388
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2038	1,000	978
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2040	1,030	975
	University of South Alabama College & University Revenue	5.000%	11/1/2044	5,615	5,893
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2041	500	528
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2045	1,000	1,033
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2046	1,000	1,029
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	7,825	7,879
					4,750,012
Alaska (0.2%)
	Alaska GO	5.000%	8/1/2028	1,425	1,490
	Alaska GO	5.000%	8/1/2029	1,000	1,063
	Alaska GO	5.000%	8/1/2030	1,790	1,933
	Alaska GO	5.000%	8/1/2031	1,560	1,705
	Alaska GO	5.000%	8/1/2032	1,845	2,037
	Alaska GO	5.000%	8/1/2033	1,665	1,853
	Alaska GO	5.000%	8/1/2034	3,275	3,668
	Alaska GO	5.000%	8/1/2035	2,190	2,463
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	2,500	2,661
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2033	8,430	8,990
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2034	4,015	4,266
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	250	263
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/2039	2,000	1,602
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,510	3,751
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,720	1,860
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	540	590
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2030	1,120	1,163
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2030	900	969
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2031	1,125	1,216
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2032	920	992
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	940	1,012
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2033	870	935
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2033	955	1,025
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2034	1,335	1,429
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2037	1,750	1,754
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,522
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,309
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	974
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,870	2,057
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2033	1,945	2,158
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2034	1,000	1,024
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2035	850	864
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2035	3,235	3,551
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2036	1,100	1,216
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2036	1,125	1,211
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2037	825	904
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2037	3,080	3,280
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2038	950	1,033
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2042	3,385	3,544
	Anchorage AK GO	4.000%	9/1/2035	1,250	1,255
	Anchorage AK GO	4.000%	9/1/2039	2,000	1,956
	Anchorage AK GO	4.000%	9/1/2041	1,000	952
	Anchorage AK GO	4.000%	9/1/2042	5,670	5,510
	Anchorage AK GO	4.000%	9/1/2042	3,295	3,180
	Anchorage AK GO	4.000%	9/1/2043	3,000	2,895
	Anchorage AK GO	4.000%	9/1/2043	4,800	4,632
	Anchorage AK GO	4.000%	9/1/2044	4,475	4,275
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2030	1,590	1,616
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2031	2,000	2,031
	Anchorage AK Water Revenue	5.000%	5/1/2030	2,095	2,129
	Anchorage AK Water Revenue	5.000%	5/1/2031	1,570	1,594
	Anchorage AK Water Revenue	5.000%	5/1/2034	4,000	4,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anchorage AK Water Revenue	5.000%	5/1/2035	4,000	4,052
	Anchorage AK Water Revenue	5.000%	5/1/2036	3,470	3,513
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,451
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,550	2,663
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,105	2,233
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	769
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	955	1,027
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,665	3,942
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,255	1,366
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,510	2,758
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,070	1,176
	North Slope Borough AK GO	5.000%	6/30/2027	900	918
	North Slope Borough AK GO	5.000%	6/30/2028	1,945	2,026
	North Slope Borough AK GO	5.000%	6/30/2029	9,000	9,546
	North Slope Borough AK GO	5.000%	6/30/2030	1,140	1,227
	North Slope Borough AK GO	5.000%	6/30/2030	4,805	5,172
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,070
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	795	862
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,570	2,777
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,960	2,110
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,800	1,837
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,500	2,539
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	3,200	3,231
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	2,010
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,500	2,504
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,115	1,110
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,250	3,201
					178,506
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	231
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	279
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	258
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	1,280	1,321
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	1,795	1,851
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	380	376
					4,316
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2032	5,000	5,492
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2034	1,250	1,269
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2035	1,280	1,299
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2037	400	444
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	1,500	1,519
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	3,000	3,317
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2038	3,140	3,468
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2038	3,250	3,566
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2039	3,625	3,969
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2039	1,845	2,020
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	2,100	2,285
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2041	1,250	1,352
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	3,000	3,229
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	1,100	1,147
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2042	1,700	1,831
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2042	745	803
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	1,000	1,072
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2043	1,200	1,287
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2043	1,000	1,068
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2044	550	587
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2044	1,500	1,600
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2045	700	743
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2045	2,500	2,654
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2046	800	843
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2042	1,000	1,064
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2044	2,300	2,426
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2045	3,000	3,152
	Arizona COP, ETM	5.000%	10/1/2026	10,590	10,630
	Arizona COP, ETM	5.000%	10/1/2028	11,330	11,889
	Arizona COP, ETM	5.000%	10/1/2029	17,350	18,520
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2042	12,820	13,860
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,000	8,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2029	3,005	3,051
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,769
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2030	1,250	1,265
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	735	787
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	850	906
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	625	675
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	12,000	12,850
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	710	753
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	380	413
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	1,000	1,058
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	700	765
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	1,050	1,106
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	550	604
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	935	981
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	650	708
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2036	1,115	1,104
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2036	430	465
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2037	400	429
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2038	600	583
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	950	998
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	475	506
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2039	840	806
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	350	369
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	1,200	1,273
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2040	855	814
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	1,305	1,359
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	375	395
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	855	886
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	350	366
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	900	945
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	1,800	1,861
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	450	470
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	950	995
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2043	510	532
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	475	492
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	850	884
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2045	1,250	1,294
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2046	2,075	2,129
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/2033	415	415
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2038	300	302
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2039	1,000	1,000
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/2043	275	276
[4]	Arizona IDA Charter School Aid Revenue (Academies of Math & Science Projects)	5.000%	7/1/2036	500	507
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2030	320	319
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/2030	310	304
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/2040	830	802
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2029	125	130
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2030	130	136
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2031	125	131
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2032	725	685
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2033	750	698
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2034	770	706
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2035	800	723
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2036	820	729
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2038	880	751
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2039	905	753
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2040	1,865	1,517
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2041	1,930	1,538
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2027	325	325
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2028	170	170
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2029	160	160
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2030	190	190
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2031	200	200
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2032	210	210
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2033	220	220
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2034	230	217
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2035	240	224
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2036	665	615
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2027	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2028	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2029	65	66
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2030	70	72
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2031	70	72
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2032	475	483
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2033	315	319
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2034	335	316
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2035	1,100	1,028
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2036	310	287
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	920	801
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/2038	2,060	2,061
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadasloan Canyon Project)	4.000%	7/15/2030	755	752
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	344
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	200	211
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	300	315
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	420	441
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	225	223
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	355	350
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	1,235	1,214
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	445	435
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	1,215	1,175
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,145	1,082
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/2041	900	756
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/2044	7,250	7,457
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2029	1,410	1,481
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2029	2,610	2,772
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2030	2,000	2,128
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2030	2,780	2,967
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2030	2,865	3,067
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2031	1,785	1,922
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	5,235	5,682
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	23,747	23,496
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,295	1,411
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	3,949	3,871
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2027	400	406
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2028	325	336
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2029	700	735
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2031	325	339
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2032	325	339
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2033	350	364
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2034	250	251
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2035	530	549
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2036	555	573
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2037	1,325	1,364
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2038	650	667
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2039	500	489
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	30,545	30,545
[4,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	16,530	16,530
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	1,505	2
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	4,955	5
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	2,605	3
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	7,000	7
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	8,130	8
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	6,000	6
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	985	1
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	7,000	7,143
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	5,500	5,729
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	10,000	10,585
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2030	2,465	2,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	6,620	7,172
	Arizona State University College & University Revenue	5.000%	7/1/2043	3,000	3,094
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/2030	860	786
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/2031	450	400
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/2036	5,125	4,204
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/2041	8,000	5,903
	Chandler AZ GO	5.000%	7/1/2027	5,800	5,928
	Chandler AZ GO	5.000%	7/1/2028	8,800	9,193
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	17,930	18,093
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	1,860	1,810
	Glendale AZ GO	4.000%	7/1/2041	1,920	1,882
	Glendale AZ GO	4.000%	7/1/2042	2,000	1,945
	Glendale IDA College & University Revenue	5.000%	5/15/2040	1,375	1,472
	Glendale IDA College & University Revenue	5.000%	5/15/2041	1,845	1,965
	Glendale IDA College & University Revenue	5.000%	5/15/2042	1,350	1,432
	Glendale IDA College & University Revenue	5.000%	5/15/2043	2,000	2,114
	Glendale IDA College & University Revenue	5.000%	5/15/2044	1,625	1,711
	Glendale IDA Local or Guaranteed Housing Revenue (Royal Oaks Inspirata Pointe Project)	5.000%	5/15/2041	1,500	1,469
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2041	1,250	1,338
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2042	1,275	1,361
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	2,260	2,404
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,058
	Goodyear AZ GO	5.000%	7/1/2044	3,600	3,881
	Goodyear AZ GO	5.000%	7/1/2045	2,600	2,793
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2028	100	101
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2038	600	603
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2029	110	113
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2030	150	155
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2035	375	422
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2042	1,000	1,076
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2034	400	418
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2035	250	261
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2036	200	208
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2038	250	259
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2039	225	232
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/2033	2,310	2,193
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2032	1,635	1,805
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2041	5,500	5,904
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/2038	1,385	1,422
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/2035	1,700	1,720
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/2035	1,100	1,100
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2034	500	494
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2035	975	1,000
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	750	760
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	2,500	2,501
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2040	5,575	5,142
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.250%	7/1/2044	3,000	2,612
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2045	2,515	2,480
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	6,525	6,975
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	12,020	12,077
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	9,045	9,124
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	8,065	8,699
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,035	1,067
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,895	3,145
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	7,510	7,576
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,120	1,151
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	9,000	9,857
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,000	1,026
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,240	2,294
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	695	674
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,520	2,576
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,730	2,924
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,615	1,629
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	875	748
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,360	1,429
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,965	4,144
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,057
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,400	2,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,500	1,561
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,150	2,233
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2044	1,400	1,300
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,100	1,134
	Maricopa County IDA Health, Hospital, Nursing Home Revenue (Bonesta Project)	5.500%	5/1/2036	1,700	1,741
	Maricopa County IDA Health, Hospital, Nursing Home Revenue (Bonesta Project)	6.000%	5/1/2041	2,000	2,068
	Maricopa County IDA Health, Hospital, Nursing Home Revenue (Bonesta Project)	6.500%	5/1/2046	3,945	4,131
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	19,065	20,289
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,360	2,395
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	6,500	5,604
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	9,930	8,561
	Maricopa County School District No. 3 Tempe Elementary (Project of 2022) GO	5.000%	7/1/2044	2,850	3,028
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2027	930	904
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2030	1,235	1,142
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	675	611
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/2039	14,905	12,512
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2030	1,425	1,437
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2031	2,010	2,025
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2035	1,635	1,663
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2036	2,500	2,541
	Maricopa County Union High School District No. 216 Agua Fria (2024 Project) GO	5.000%	7/1/2043	2,150	2,304
	Maricopa County Union High School District No. 216 Agua Fria (2024 Project) GO	5.000%	7/1/2044	2,250	2,399
	Maricopa County Union High School District No. 216 Agua Fria (2024 Project) GO	5.000%	7/1/2045	3,200	3,396
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2034	275	308
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2035	625	697
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2036	1,500	1,661
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2037	1,250	1,375
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2038	1,275	1,395
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2039	1,200	1,303
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2040	1,000	1,081
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2041	850	916
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2042	875	939
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2043	875	936
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2044	1,650	1,754
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2034	2,900	2,903
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2035	3,110	3,113
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2036	3,800	3,803
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2036	375	344
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2038	325	287
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2039	500	431
	Mesa AZ GO	5.000%	7/1/2028	2,690	2,804
	Mesa AZ GO	5.000%	7/1/2029	2,825	2,995
	Mesa AZ GO	5.000%	7/1/2039	2,500	2,677
	Mesa AZ GO	5.000%	7/1/2040	4,835	5,157
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2043	4,565	4,818
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2034	3,000	3,350
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2035	3,000	3,366
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2036	4,000	4,455
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2040	6,500	7,043
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2041	4,100	4,419
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	4,000	4,080
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	3,190	3,425
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2043	7,000	6,755
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	3,070	2,936
	Mesa AZ Utility System Multiple Utility Revenue	2.000%	7/1/2047	5,000	3,214
	Mesa AZ Utility System Multiple Utility Revenue	2.000%	7/1/2048	4,000	2,503
	Mesa AZ Utility System Water Revenue	3.000%	7/1/2044	1,665	1,307
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	3,335	3,495
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	3,275	3,420
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	800	891
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2038	520	553
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2039	600	634
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2040	900	950
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2041	880	926
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2043	1,250	1,308
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2044	1,000	1,043
[4]	Phoenix Arizona IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/2036	7,540	7,541
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	714
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2031	700	711
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2033	300	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix AZ GO	5.000%	7/1/2032	1,250	1,380
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2030	3,895	3,970
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	12,550	12,768
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,870	1,873
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	13,160	13,242
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,000	2,097
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	4,500	4,577
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,275	3,280
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	11,565	11,637
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,500	3,665
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	8,520	8,534
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	12,815	12,895
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,000	2,031
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	24,550	24,905
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	4,190	4,252
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	10,035	10,171
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	8,750	8,804
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,185	3,229
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	20,065	20,318
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	8,715	8,769
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,535	1,622
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,750	2,969
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,215	1,275
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	2,500	2,688
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,600	1,636
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,650	1,685
[1,9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	9,000	10,542
[10]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	11,000	12,885
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2043	13,115	14,022
[10]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	10,945	12,820
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	3,115	3,227
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	21,650	22,426
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	11,775	12,533
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/2037	370	373
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2032	650	672
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2033	765	790
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2034	1,245	1,284
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,625	2,892
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,325	1,474
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	380	371
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	1,510	1,474
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2031	395	382
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2034	2,175	2,174
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2039	1,310	1,249
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,985	1,658
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	835
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,400	1,323
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	1,375	1,280
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	2,530	2,328
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	4,595	3,993
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2039	800	861
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2040	1,125	1,206
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2041	1,000	1,069
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2042	1,200	1,278
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2043	1,200	1,275
	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2044	2,100	2,231
	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2045	2,500	2,643
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2037	1,000	1,104
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2038	1,150	1,261
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2039	725	788
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2040	875	947
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	11,000	11,082
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	12,445	12,529
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	1,995	2,043
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	8,130	8,598
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	4,250	4,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	6,000	6,359
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	4,615	4,777
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,520	3,596
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	7,790	7,839
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	270	280
	Scottsdale AZ (Project of 2019) GO	2.000%	7/1/2040	1,715	1,242
	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/2035	3,000	3,042
[4]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	5,000	4,818
	Sierra Vista IDA Charter School Aid Revenue	6.250%	6/15/2045	6,775	6,937
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2038	4,845	4,742
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2042	4,460	4,247
	Tempe AZ GO	5.000%	7/1/2032	885	979
	Tempe AZ GO	5.000%	7/1/2037	5,920	6,593
	Tempe AZ GO	5.000%	7/1/2038	6,490	7,171
	Tempe AZ GO	5.000%	7/1/2038	3,000	3,344
	Tempe AZ GO	5.000%	7/1/2039	6,560	7,185
	Tempe AZ GO	5.000%	7/1/2039	3,000	3,312
	Tempe AZ GO	5.000%	7/1/2044	8,850	9,511
	Tempe AZ GO	5.000%	7/1/2045	1,750	1,871
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,497
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	3,700	3,664
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	997
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2041	1,850	1,988
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2042	2,175	2,328
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,245	1,267
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,020	1,045
	Yuma AZ Sales Tax Revenue	5.000%	7/1/2041	1,000	1,075
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	537
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,045	1,129
					1,174,248
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,450	1,493
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,810	1,882
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,200	1,234
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,500	1,572
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,200	1,236
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,567
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,885	4,045
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,000	1,022
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,380	2,478
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,085	1,129
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,019
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,200	2,284
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	900	914
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,300	2,380
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	1,000	1,012
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,850	1,910
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	1,400	1,439
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	135	115
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,250	1,280
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,085	1,034
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	1,405	1,431
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,100	1,118
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,660	2,844
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.125%	2/1/2046	10	6
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	2,865	3,061
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2027	1,250	1,274
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2028	1,500	1,561
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2029	1,500	1,589
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2041	2,000	2,155
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2042	1,515	1,627
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2043	1,445	1,549
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2044	1,640	1,749
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2045	1,750	1,858
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2046	3,010	3,183
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2040	2,100	2,099
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2045	2,385	2,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Dorado Special School District No. 15 GO	5.000%	2/1/2037	2,010	2,081
	El Dorado Special School District No. 15 GO	5.000%	2/1/2038	2,110	2,180
	El Dorado Special School District No. 15 GO	5.000%	2/1/2040	2,325	2,392
	El Dorado Special School District No. 15 GO	5.000%	2/1/2041	2,440	2,505
	El Dorado Special School District No. 15 GO	5.000%	2/1/2042	2,565	2,629
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2040	1,000	1,062
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2043	750	789
[1]	Little Rock School District GO	2.000%	2/1/2039	8,420	6,102
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	200	202
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	185	191
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	3,000	3,005
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	3,305	3,311
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	2,815	2,820
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,050
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,735	2,739
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,535	1,537
	Rogers School District No. 30 GO	3.000%	2/1/2031	1,960	1,919
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,060
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	1,300	1,397
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	1,700	1,821
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2033	1,700	1,818
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2034	2,305	2,455
	Springdale School District No. 50 GO	3.000%	6/1/2032	3,415	3,245
	University of Arkansas College & University Revenue	5.000%	4/1/2035	1,335	1,448
	University of Arkansas College & University Revenue	5.000%	11/1/2044	2,675	2,836
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,985	7,233
					120,385
California (10.8%)
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2033	750	766
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2034	600	613
	ABC Unified School District GO	3.000%	8/1/2041	2,710	2,282
	Acalanes Union High School District GO	6.350%	8/1/2039	5,000	5,412
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	6,510	6,524
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	750	752
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	11,875	11,896
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2027	1,000	1,026
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2029	930	997
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2030	1,500	1,637
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2032	1,000	1,125
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,140
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,156
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2036	1,000	1,157
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2038	1,445	1,637
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,565	2,731
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	7,970	8,602
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2032	4,500	4,978
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2032	2,465	2,727
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2034	1,480	1,667
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2034	1,220	1,374
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	4,165	4,709
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	1,465	1,656
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	4,520	5,125
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,340	1,519
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2037	4,660	5,224
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2039	5,210	5,743
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	9,945	8,423
[1]	Alhambra Unified School District GO	0.000%	8/1/2032	3,000	2,442
[1]	Alhambra Unified School District GO	0.000%	8/1/2034	1,415	1,062
[1]	Alhambra Unified School District GO	0.000%	8/1/2038	6,150	3,876
	Antelope Valley Community College District GO	0.000%	8/1/2034	1,200	877
	Antelope Valley Community College District GO	0.000%	8/1/2036	1,000	651
	Antelope Valley Community College District GO	0.000%	8/1/2037	1,150	706
[6]	Antelope Valley Community College District GO	5.000%	8/1/2043	765	818
[6]	Antelope Valley Community College District GO	5.000%	8/1/2044	640	680
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	3,740	3,702
[2,11]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/2033	0.000%	5/1/2037	1,700	1,372
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	4,680	4,712
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	25,300	25,374
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	33,140	33,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	9,735	11,214
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	5,420	6,187
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,060	3,305
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,665	4,172
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,380	3,844
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,790	3,166
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	19,535	19,168
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	18,430	20,387
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	5,000	4,744
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	7,950	7,313
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	185	195
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	100,000	104,755
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	225	239
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	595	636
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	300	322
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2034	220	237
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2035	2,965	3,100
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2035	71,295	77,026
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	60,985	65,040
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	125,000	132,975
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	55,725	57,181
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	6/1/2036	122,170	130,032
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	4,180	4,341
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	4,395	4,576
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	2,000	2,115
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	90,000	95,274
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	36,655	36,919
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	27,420	28,380
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	69,655	72,196
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	69,000	72,033
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	59,495	64,136
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	130,050	135,433
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	90,760	94,695
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	46,005	48,153
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	132,755	141,495
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	121,660	125,006
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	161,020	164,308
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	157,985	167,089
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	43,710	44,998
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	64,300	64,856
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	132,455	137,238
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	16,620	16,607
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	91,680	93,472
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	72,770	76,044
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	162,955	164,720
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	69,570	70,224
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	66,760	70,452
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	92,610	96,672
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	31,685	33,208
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2034	83,100	87,853
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	1,016	19
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	600	621
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	529
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,800	1,784
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2043	5,000	5,486
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2044	1,600	1,744
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	1,000	1,085
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2030	1,945	2,032
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2031	2,475	2,596
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2032	2,605	2,738
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2033	2,750	2,894
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,020	1,061
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2036	2,180	2,428
[10]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,922
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	9,205	10,610
	California Enterprise Development Authority Private Schools Revenue	4.000%	6/1/2036	930	914
	California Enterprise Development Authority Private Schools Revenue	5.000%	6/1/2036	460	481
	California GO	5.000%	10/1/2026	10,000	10,040
	California GO	5.000%	10/1/2027	1,025	1,055
	California GO	5.000%	10/1/2027	24,000	24,695

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/2028	8,090	8,484
California GO	5.000%	8/1/2028	15,000	15,731
California GO	5.000%	9/1/2028	10,000	10,498
California GO	5.000%	9/1/2029	10,000	10,682
California GO	5.000%	9/1/2029	47,945	51,213
California GO	5.000%	10/1/2029	90	90
California GO	5.000%	10/1/2029	20,120	21,522
California GO	5.000%	4/1/2030	2,320	2,501
California GO	5.000%	4/1/2030	1,700	1,833
California GO	4.000%	8/1/2030	12,400	12,404
California GO	5.000%	9/1/2030	5,000	5,425
California GO	5.000%	9/1/2030	29,910	32,452
California GO	5.000%	10/1/2030	3,275	3,558
California GO	3.500%	12/1/2030	7,500	7,476
California GO	5.000%	8/1/2031	4,000	4,392
California GO	5.000%	8/1/2031	15,000	16,470
California GO	5.000%	9/1/2031	32,920	36,184
California GO	5.000%	10/1/2031	3,645	4,011
California GO	5.000%	10/1/2031	210	210
California GO	5.000%	11/1/2031	10,000	10,268
California GO	5.000%	4/1/2032	26,035	27,418
California GO	5.000%	4/1/2032	5,855	6,480
California GO	5.000%	8/1/2032	15,000	16,663
California GO	5.000%	8/1/2032	12,190	13,542
California GO	5.000%	9/1/2032	5,500	6,116
California GO	4.000%	11/1/2032	4,805	4,851
California GO	5.000%	4/1/2033	12,000	12,627
California GO	4.000%	8/1/2033	9,095	9,095
California GO	4.000%	8/1/2033	925	925
California GO	4.000%	9/1/2033	16,050	16,054
California GO	5.000%	10/1/2033	55	55
California GO	5.000%	3/1/2034	1,000	1,065
California GO	5.000%	8/1/2034	4,190	4,190
California GO	5.000%	9/1/2034	1,655	1,661
California GO	5.000%	10/1/2034	160	160
California GO	5.000%	11/1/2034	7,770	8,342
California GO	5.000%	4/1/2035	6,435	6,755
California GO	5.000%	4/1/2035	6,720	6,986
California GO	5.000%	9/1/2035	3,115	3,425
California GO	3.000%	10/1/2035	59,650	56,278
California GO	5.000%	11/1/2035	22,035	23,610
California GO	4.000%	3/1/2036	9,475	9,653
California GO	5.000%	3/1/2036	3,775	4,257
California GO	5.000%	8/1/2036	7,610	8,501
California GO	5.000%	8/1/2036	4,020	4,541
California GO	5.000%	9/1/2036	11,555	12,763
California GO	5.000%	9/1/2036	2,145	2,383
California GO	5.000%	9/1/2036	4,875	5,417
California GO	3.000%	10/1/2036	6,015	5,552
California GO	5.000%	8/1/2037	20,000	22,190
California GO	3.000%	10/1/2037	6,800	6,128
California GO	5.000%	10/1/2037	6,930	7,458
California GO	5.000%	11/1/2037	8,660	9,430
California GO	5.000%	8/1/2039	17,000	18,538
California GO	5.000%	10/1/2039	2,250	2,426
California GO	5.000%	10/1/2039	12,015	12,821
California GO	5.000%	8/1/2041	11,000	12,037
California GO	5.000%	9/1/2041	1,035	1,097
California GO	5.000%	9/1/2041	4,000	4,326
California GO	5.000%	3/1/2042	4,500	4,895
California GO	5.000%	9/1/2042	12,540	13,370
California GO	5.000%	10/1/2042	35,240	36,588
California GO	5.000%	10/1/2042	12,000	12,847
California GO	5.000%	10/1/2042	12,815	14,059
California GO	5.000%	11/1/2042	4,000	4,278
California GO	5.000%	3/1/2043	2,155	2,335
California GO	5.000%	9/1/2043	45,500	48,724
California GO	5.000%	9/1/2043	16,625	17,875
California GO	5.000%	10/1/2043	10,410	11,371
California GO	5.000%	3/1/2044	3,960	4,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2044	3,000	3,224
	California GO	5.000%	9/1/2044	14,875	15,933
[5]	California GO VRDO	1.500%	8/6/2026	25,080	25,080
	California GO, Prere.	4.000%	3/1/2030	205	214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,135	5,339
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	3,000	3,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,050	2,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	39,900	42,684
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,320	2,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,295	12,131
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	4,030	4,126
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,127
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,250	2,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,400	3,476
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,125	2,173
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	4,395	4,845
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	2,500	2,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	2,000	2,034
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	22,000	21,167
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	6,395	6,498
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,090
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,721
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,075	2,176
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	22,735	24,110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	14,140	15,063
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	16,925	18,382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2034	7,500	8,363
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,130	1,245
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 2.500%	4.660%	11/15/2051	3,950	3,954
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2031	5,000	5,409
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	25,977	26,172
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	6,991	7,108
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	81,117	80,448
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	68,556	65,352
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	4,437	3,693
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	53,857	50,733
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	9,272	9,232
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,728
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	9,616
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	9,626
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,255	1,407
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2040	2,450	2,677
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2041	3,190	3,465
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	4,000	4,328
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	2,015	2,171
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	1,475	1,454
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	24,100	22,993
	California Municipal Finance Authority	4.050%	7/20/2041	2,441	2,184
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	235	245
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	255	264
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	315	326
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2041	350	360
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2046	350	367
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	5,285	5,146
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	35,990	35,020
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	6,811	6,257
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	17,623	15,947
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	30,564	28,856
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,642
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	3,810	3,965
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	12/1/2044	1,000	1,000
[4,5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.200%	8/3/2026	13,870	13,870
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	23,205	24,718
	California Municipal Finance Authority Transit Revenue	5.000%	3/1/2037	1,100	1,211
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2039	1,650	1,778
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	3,000	3,033
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2036	2,340	2,345
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	875	884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	10,275	10,123
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	23,165	22,910
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	12,745	12,758
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	11,240	3,447
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,498
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	6,585	6,801
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,500	1,611
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,070
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,065
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2035	2,385	2,712
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	2,970	3,349
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	7,155	7,995
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	8,100	8,985
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	17,120	18,811
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2044	2,045	2,198
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2045	4,030	4,318
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	2,825	3,009
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2047	4,145	4,389
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	10,000	10,977
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,200	1,317
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	1,250	1,387
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	2,825	3,167
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,250	2,542
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	3,905	4,430
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	4,915	5,533
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2037	6,295	7,026
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	2,750	3,042
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	775	866
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,065	2,291
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	13,340	14,389
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	7,480	7,809
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,575	1,644
	California State University College & University Revenue	5.000%	11/1/2033	8,010	8,131
	California State University College & University Revenue	5.000%	11/1/2034	10,270	10,420
	California State University College & University Revenue	5.000%	11/1/2035	10,000	10,140
	California State University College & University Revenue	5.000%	11/1/2036	12,660	12,828
	California State University College & University Revenue	5.000%	11/1/2036	7,165	7,581
	California State University College & University Revenue	5.000%	11/1/2036	16,305	18,615
	California State University College & University Revenue	5.000%	11/1/2037	7,525	8,438
	California State University College & University Revenue	5.000%	11/1/2037	7,870	8,963
	California State University College & University Revenue	5.000%	11/1/2038	20,985	23,336
	California State University College & University Revenue	5.000%	11/1/2038	21,980	24,664
	California State University College & University Revenue	5.000%	11/1/2038	6,515	7,393
	California State University College & University Revenue	5.000%	11/1/2039	2,000	2,168
	California State University College & University Revenue	5.000%	11/1/2039	13,065	14,419
	California State University College & University Revenue	5.000%	11/1/2039	18,930	21,068
	California State University College & University Revenue	5.000%	11/1/2039	8,130	9,204
	California State University College & University Revenue	5.000%	11/1/2040	4,000	4,332
	California State University College & University Revenue	5.000%	11/1/2040	4,960	5,468
	California State University College & University Revenue	3.000%	11/1/2041	1,585	1,353
	California State University College & University Revenue	5.000%	11/1/2041	1,060	1,146
	California State University College & University Revenue	5.000%	11/1/2041	4,480	4,927
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,078
	California State University College & University Revenue	5.000%	11/1/2042	4,915	5,388
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,074
	California State University College & University Revenue	5.000%	11/1/2043	9,205	10,048
	California State University College & University Revenue PUT	3.150%	11/1/2032	20,085	19,878
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	4,530	4,137
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	10,985	10,317
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,925	5,929
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	4,100	4,103
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	14,000	14,951
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,500	3,502
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	35,000	38,062
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,000	1,051
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	65,000	72,055
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,000	3,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	1,330	1,410
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,725	3,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,725	4,813
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,001
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	2,000	2,002
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	2,870	2,827
[6]	Campbell Union High School District GO	5.000%	8/1/2030	1,000	1,075
[6]	Campbell Union High School District GO	5.000%	8/1/2031	1,000	1,090
[6]	Campbell Union High School District GO	5.000%	8/1/2032	1,000	1,101
[1]	Central Unified School District GO	3.000%	8/1/2044	2,500	2,007
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	32,025	33,483
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	81,265	84,836
	Cerritos Community College District GO	0.000%	8/1/2028	1,000	945
	Cerritos Community College District GO	0.000%	8/1/2030	1,850	1,635
	Cerritos Community College District GO	0.000%	8/1/2031	1,000	852
	Chabot-Las Positas Community College District GO	5.000%	8/1/2033	2,625	2,966
	Chabot-Las Positas Community College District GO	5.000%	8/1/2034	11,105	12,658
	Chabot-Las Positas Community College District GO	5.000%	8/1/2035	10,800	12,393
	Chabot-Las Positas Community College District GO	5.000%	8/1/2035	1,785	2,048
	Chabot-Las Positas Community College District GO	5.000%	8/1/2036	6,750	7,758
	Chabot-Las Positas Community College District GO	5.000%	8/1/2039	5,540	6,200
	Chabot-Las Positas Community College District GO	5.000%	8/1/2044	3,610	3,932
	Chabot-Las Positas Community College District GO	5.000%	8/1/2045	1,070	1,159
	Chabot-Las Positas Community College District GO	5.000%	8/1/2046	6,900	7,412
	Chino Valley Unified School District GO	0.000%	8/1/2033	1,420	1,104
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2033	2,090	1,816
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2034	2,155	1,829
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2041	2,650	1,842
	Concord CA COP	2.125%	4/1/2041	2,275	1,577
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	24,810	22,197
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,340	7,116
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,655	4,002
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	5,300	4,489
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	12,500	8,601
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	870	863
	Desert Sands Unified School District GO	5.000%	8/1/2033	1,305	1,333
[1]	Downey Unified School District GO	2.000%	8/1/2038	1,080	810
[1]	Downey Unified School District GO	2.000%	8/1/2039	1,005	731
[1]	Downey Unified School District GO	2.000%	8/1/2040	2,565	1,806
[1]	Downey Unified School District GO	2.000%	8/1/2041	3,120	2,112
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,685	1,170
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	16,795	19,123
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	22,790	25,723
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,500	1,665
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,210	2,445
	El Camino Community College District Foundation GO	2.000%	8/1/2040	2,500	1,781
	El Segundo Unified School District GO	0.000%	8/1/2028	2,705	2,559
	El Segundo Unified School District GO	0.000%	8/1/2029	8,655	7,926
	El Segundo Unified School District GO	0.000%	8/1/2030	9,160	8,107
[10]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2026	2,985	2,971
[10]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2028	2,875	2,700
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,037
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/2029	2,000	2,172
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	3,000	2,279
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	509	487
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	16,361	14,187
[4,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	41,606	37,830
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	45,223	41,152
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	19,011	15,614
[12]	Freddie Mac Pool	3.400%	11/1/2040	3,960	3,492
[12]	Freddie Mac Pool	3.720%	1/1/2041	16,250	14,721
[12]	Freddie Mac Pool	4.250%	1/1/2042	30,801	28,936
	Fresno Unified School District GO	3.000%	8/1/2036	2,000	1,839
	Fresno Unified School District GO	3.000%	8/1/2036	2,385	2,206
[1]	Gilroy Unified School District GO	0.000%	8/1/2032	3,400	2,787
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	5,000	4,898
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2028	52,135	49,797
[2]	Imperial Community College District GO	0.000%	8/1/2030	2,020	1,750
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2034	3,735	3,765
	Inglewood Unified School District GO	5.000%	8/1/2033	620	693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inglewood Unified School District GO	5.000%	8/1/2035	1,000	1,126
	Inglewood Unified School District GO	5.500%	8/1/2037	1,000	1,147
	Inglewood Unified School District GO	5.500%	8/1/2038	1,500	1,706
	Inglewood Unified School District GO	5.500%	8/1/2040	1,250	1,402
	Inglewood Unified School District GO	5.500%	8/1/2042	1,800	2,002
	Inglewood Unified School District GO	5.500%	8/1/2044	1,000	1,102
[1]	Kern Community College District GO	0.000%	11/1/2026	10,210	10,138
	Kern Community College District GO	3.000%	8/1/2040	3,030	2,590
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/2027	1,500	1,460
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/2028	3,520	3,327
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2028	235	246
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2040	300	321
[1]	Long Beach Unified School District GO	0.000%	8/1/2026	1,475	1,475
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	3,145	2,458
	Long Beach Unified School District GO	3.000%	8/1/2040	3,090	2,608
	Los Angeles CA Community College District GO	5.000%	8/1/2039	13,015	14,963
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	23,000	25,160
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	11,000	12,255
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,272
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	11,225
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	17,000	17,440
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	25,525	26,156
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	10,000	11,318
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	12,500	12,795
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	6,000	6,058
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	10,000	11,006
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	10,000	10,003
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,138
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	10,000	10,847
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5,120	5,212
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	3,000	3,048
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,000	2,032
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	4,000	4,063
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	12,325	13,924
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,069
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	16,000	16,324
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	18,870	19,235
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,815	15,091
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	12,500	12,723
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	16,845	17,134
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,035	5,224
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,760	1,982
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	5,570	6,271
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	16,000	16,270
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	20,500	20,833
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	1,160	1,282
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	4,040	4,466
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	1,445	1,586
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	3,105	3,407
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	5,500	6,122
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	12,325	12,976
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,355	1,473
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,565	7,896
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	2,995	3,046
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,765	7,870
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,725	2,920
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,750	2,872
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	6,285	6,305
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	8,800	9,171
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	3,000	2,994
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,000	5,451
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,675	3,985
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,735	2,942
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,000	1,071
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	1,330	1,344
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	615	627
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,015	2,054
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,805	1,840
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	7,920	8,073
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	770	785

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	566
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	720	726
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,715	2,767
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,025	9,380
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,135	2,219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	7,125	7,405
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,345	3,442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	555	577
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	820	827
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,174
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	865	899
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,305	6,488
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,455	5,758
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,700	4,961
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,975	2,085
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,550	1,578
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,430	5,579
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	670	695
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,690	1,768
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,295	3,448
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	877
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	465	491
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	992
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,475	1,557
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,215	3,394
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,970	2,053
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	310	331
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	16,315	17,432
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,910	6,062
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,230	5,450
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,230	6,656
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,635	1,747
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	745	796
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	45,810	48,565
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,170	6,322
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,410	2,507
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,770	1,913
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,685	10,465
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	975	1,022
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,460	1,578
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	640	692
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,270	6,775
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,935	3,004
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,070	2,148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	3,805	3,976
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,635	1,781
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,995	6,531
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	965	995
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,005	1,050
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,995	2,173
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,795	3,045
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,940	8,650
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	9,115	9,930
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,070	1,102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,430	2,634
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,665	1,826
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	269
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	970	1,058
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,782
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,900	3,180
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	10,840	11,886
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,415	9,684
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,530	4,879
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	12,065	13,269
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,515	1,566
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	250	268
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	726
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	835	909
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5,445	5,988
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,250	1,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,925	2,117
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	23,055	23,191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	36,000	36,968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	580	621
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,820	1,929
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	12,170	13,157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	440	478
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,290	1,331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,170	2,368
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,405	1,547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	18,005	19,824
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,505	2,758
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	16,270	16,356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	17,150	17,566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	565	596
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	500	537
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,590	1,636
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	700	759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,760	4,076
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	320	338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	490	529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	300	324
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,000	1,092
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	19,770	21,610
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,255	3,558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,140	11,193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	750	762
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	10,525	10,757
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,585	11,896
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,905	2,004
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	530	562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,355	6,801
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,200	3,410
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,160	1,247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	800	826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,250	1,309
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	500	526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	525	564
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	730	784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,500	1,631
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	55	57
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,465	1,534
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,990	2,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,120	1,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	725	777
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	170	180
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,000	1,080
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	11,865	12,811
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,860	3,088
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,950	3,196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2038	5,500	5,530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	7,125	7,282
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,370	3,487
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,615	1,684
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,695	2,820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,435	1,523
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,950	2,070
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	920	980
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,395	1,470
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,680	2,835
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,100	1,168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,072
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	9,000	9,676
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45,635	47,103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,340	1,398
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,960	10,355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,470	1,554
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,067
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	22,185	23,661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	19,475	20,124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,240	1,290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	8,450	8,870
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,630	2,769
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,000	3,185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,670	8,698
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,040
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,830	5,054
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,400	2,518
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,940	2,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	14,570	15,407
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	11,280	11,928
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,820	8,156
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,050	1,095
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,568
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,055	1,106
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,405	1,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,290	7,678
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,130	1,150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,420	2,515
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	156
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,120	1,167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	9,930	10,414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,015	3,169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,945	5,126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,960	6,192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	15,255	15,947
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	6,930	7,090
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,065	10,454
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,770	6,003
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	15,480	15,950
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,180	1,204
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,000	1,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,750	2,864
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	2,600	2,661
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	815	860
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	385	406
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	950	976
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	33,240	34,956
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,260	2,415
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	342
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	10,075	10,765
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	995	1,021
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	770	832
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	630	681
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	700	756
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	7,195	7,838
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	10,000	10,894
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,760	1,917
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	540	544
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	315	334
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	770	839
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,930	3,956
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	520	536
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,035	4,424
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	450	485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	480	520
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,190	1,305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,470	1,612
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,655	4,008
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,500	2,516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	990	1,018
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,185	1,248
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	480	525
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	12,500	13,747
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	2,595	2,610
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,910	2,075
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,750	6,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	18,325	18,770
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,940	2,057
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,935	2,021
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,245	2,434
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	175	184
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	340	362
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	21,535	22,009
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	325	343
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	350	371
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,780	1,864
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	465	498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,470	2,654
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	695	750
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,920	8,612
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	17,720	17,798
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	11,000	11,222
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,845	1,940
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,610	5,924
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,435	2,571
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	230	245
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,725	2,921
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	525	559
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	5,995	6,254
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	515	539
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	17,490	18,654
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	10,150	10,453
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,545	12,008
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,285	1,289
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	450	474
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	965	1,019
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,065	4,316
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	11,915	12,361
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	21,460	22,328
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	520	544
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,000	4,245
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	384
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	939
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	165	171
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,775	5,844
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	388
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	8,015	8,441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,585	1,655
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	7,750	8,157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,215	1,270
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	997	984
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	10,000	10,057
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	1,955	2,140
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	4,615	5,012
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	5,710	6,175
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	3,040	3,267
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	10,750	11,443
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2033	2,200	2,444
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,000	1,002
[10]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,310	1,312
	Milpitas CA Unified School District GO	2.000%	8/1/2040	3,130	2,266
	Moreland School District GO	5.000%	8/1/2041	1,800	1,973
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,010
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	3,000	2,982
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	6,000	7,013
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	14,170	16,710
[1]	New Haven Unified School District GO	0.000%	8/1/2031	1,200	1,011
	Newark CA COP	3.000%	6/1/2039	1,125	935
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	78,375	81,897
	Novato CA Unified School District GO	3.000%	8/1/2039	2,000	1,746
	Novato CA Unified School District GO	3.000%	8/1/2040	3,425	2,919
[1]	Oak Park Unified School District GO	0.000%	8/1/2028	1,050	988
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2037	1,000	1,119
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2040	1,000	1,096
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	10,050	10,545
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	12,500	13,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oxnard School District BAN GO	0.000%	2/1/2031	825	706
	Oxnard Union High School District GO	5.000%	8/1/2028	500	523
	Oxnard Union High School District GO	5.000%	8/1/2031	845	927
	Oxnard Union High School District GO	5.000%	8/1/2032	800	888
	Oxnard Union High School District GO	4.000%	8/1/2038	1,265	1,304
	Palomar Community College District GO	0.000%	8/1/2032	1,965	1,619
[1]	Palomar Health GO	0.000%	8/1/2030	7,000	6,022
[1]	Palomar Health GO	0.000%	8/1/2032	9,300	7,263
	Palomar Health GO	4.000%	8/1/2034	5,725	5,519
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2032	6,050	4,985
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2033	4,120	3,272
[10]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,580	1,580
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2035	2,395	1,752
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	889
	Poway Unified School District GO	0.000%	8/1/2029	6,160	5,650
[1]	Poway Unified School District GO	0.000%	8/1/2031	10,000	8,555
[2]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	3,125	3,128
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2030	1,375	1,408
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2027	3,670	3,564
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2028	5,580	5,243
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2029	5,610	5,077
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,170	1,190
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	1,635	1,640
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2027	2,760	2,698
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2028	4,350	4,136
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2029	5,465	5,035
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/2036	3,365	3,371
[1]	Roseville Joint Union High School District GO	0.000%	8/1/2027	2,915	2,835
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2027	2,000	2,033
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2028	1,195	1,241
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2029	1,000	1,057
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2030	1,000	1,073
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2030	615	658
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2031	1,245	1,355
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2032	1,440	1,584
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2033	1,520	1,692
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2033	1,270	1,408
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2034	3,230	3,617
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2035	3,535	3,975
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2035	1,435	1,608
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2036	1,850	2,087
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2037	2,030	2,274
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2037	2,015	2,250
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2038	645	714
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2038	1,400	1,543
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2039	1,325	1,438
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2040	1,000	1,080
[6]	Roseville Joint Union High School District GO	5.000%	8/1/2045	1,590	1,675
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	160	164
[10]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	11,000	9,600
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2031	5,780	6,073
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2033	2,645	2,773
	San Diego CA Unified School District GO	0.000%	7/1/2036	1,000	705
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,000	673
	San Diego CA Unified School District GO	0.000%	7/1/2038	5,220	3,342
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,150	2,478
	San Diego CA Unified School District GO	0.000%	7/1/2044	10,825	5,129
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,425	1,533
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	4,355	3,865
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,115	990
	San Diego County Lakeside Union School District GO	0.000%	8/1/2040	1,500	828
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,950	2,048
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,477
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,600	1,786
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,375	1,445
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,450	1,605
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	1,860	1,849
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,000	1,087
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,330	1,434
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,315	1,411
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	8,765	8,508
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	13,835	15,726
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,285	1,445
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,480	1,650
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	2,090	2,226
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	9,655	9,901
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	3,330	3,627
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,590	3,894
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	9,255	9,255
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	5,000	4,476
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	2,695	2,970
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	2,745	3,013
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,500	1,638
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2034	2,550	2,580
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2035	2,650	2,673
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2036	2,755	2,770
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2038	1,980	1,984
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	1,870	1,894
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	12,985	15,038
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	1,410	1,526
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,595	1,691
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	10,000	10,538
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	3,715	3,907
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	10,950	11,490
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	19,000	20,241
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	3,925	4,048
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	2,015	2,078
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	9,225	9,484
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	1,000	1,078
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,000	1,073
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	12,000	12,342
	San Francisco Unified School District GO	5.000%	6/15/2033	1,215	1,364
	San Francisco Unified School District GO	5.000%	6/15/2037	3,000	3,298
	San Francisco Unified School District GO	5.000%	6/15/2038	3,135	3,305
	San Francisco Unified School District GO	5.000%	6/15/2041	1,025	1,093
	San Francisco Unified School District GO	5.000%	6/15/2042	1,325	1,408
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	3,000	3,038
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	2,485	2,619
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2036	3,565	3,607
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	68,705	74,089
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	488
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	488
	San Mateo Foster CA City School District GO	3.000%	8/1/2040	560	483
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	500	425
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	585	498
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	3,220	3,516
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2029	3,535	3,269
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2030	3,535	3,153
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2032	3,535	2,916
[10]	Santa Ana Unified School District GO	0.000%	8/1/2029	3,315	3,022
[10]	Santa Ana Unified School District GO	0.000%	8/1/2030	2,200	1,936
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	360
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	329
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	5,525	4,906
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	4,385	3,913
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	7,440	6,489
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2040	13,670	10,083
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	8,920	7,593
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2041	13,960	9,938
	Santa Clara Unified School District GO	3.000%	7/1/2036	4,425	3,986
	Santa Clarita Community College District GO	3.000%	8/1/2044	3,780	3,011
	Santa Monica Community College District GO	0.000%	8/1/2027	7,065	6,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Community College District GO	0.000%	8/1/2028	7,295	6,908
	Santa Monica Community College District GO	0.000%	8/1/2029	12,640	11,593
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2027	11,125	10,807
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2035	1,640	1,542
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2038	2,700	2,396
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2039	2,900	2,522
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2040	2,500	2,119
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2041	6,945	5,794
[10]	Simi Valley Unified School District GO	0.000%	6/1/2029	6,000	5,520
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	5,000	4,574
[1]	Simi Valley Unified School District GO	0.000%	8/1/2030	3,000	2,651
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2037	750	799
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2039	1,000	1,057
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	56,405	59,061
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2035	5,000	5,525
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	6,265	6,957
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2038	7,935	8,639
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2039	5,520	5,957
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2043	7,000	7,429
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2044	3,660	3,863
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	5,100	5,356
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2046	3,045	3,176
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2047	2,190	2,268
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	2,940	3,141
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	3,410	3,739
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	93,920	97,438
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	695	708
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	920	971
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	500	545
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	330	362
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2034	795	866
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/2034	1,065	1,122
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	507
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2031	1,400	1,515
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,090	1,176
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,069
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	3,830	3,833
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	210	230
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	145	159
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2037	735	794
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,225	1,282
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	15,800	16,456
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2027	445	455
	Stockton Unified School District COP	5.000%	2/1/2034	2,295	2,348
[2]	Stockton Unified School District GO	5.000%	8/1/2040	2,000	2,214
[2]	Stockton Unified School District GO	5.000%	8/1/2041	1,750	1,925
	Sunnyvale School District GO	5.000%	9/1/2038	3,785	4,298
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2031	610	610
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2033	1,085	1,085
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	330	349
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,565	1,599
[10]	Union Elementary School District GO	0.000%	9/1/2027	7,295	7,097
[10]	Union Elementary School District GO	0.000%	9/1/2028	4,625	4,378
[10]	Union Elementary School District GO	0.000%	9/1/2028	6,275	5,933
	University of California College & University Revenue	5.000%	11/15/2027	25,775	26,591
	University of California College & University Revenue	5.000%	11/15/2027	3,365	3,472
	University of California College & University Revenue	5.000%	11/15/2029	10,590	11,347
	University of California College & University Revenue	5.000%	11/15/2029	10,790	11,562
	University of California College & University Revenue	5.000%	5/15/2030	83,295	89,937

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	11/15/2030	8,845	9,622
University of California College & University Revenue	5.000%	11/15/2030	10,915	11,873
University of California College & University Revenue	5.000%	5/15/2031	11,205	12,263
University of California College & University Revenue	5.000%	5/15/2031	7,850	8,591
University of California College & University Revenue	5.000%	5/15/2031	4,650	5,089
University of California College & University Revenue	5.000%	11/15/2031	5,925	6,525
University of California College & University Revenue	5.000%	11/15/2031	6,070	6,685
University of California College & University Revenue	5.000%	5/15/2032	8,635	8,940
University of California College & University Revenue	5.000%	11/15/2032	7,850	8,725
University of California College & University Revenue	5.000%	5/15/2033	1,500	1,674
University of California College & University Revenue	5.000%	5/15/2033	2,690	3,002
University of California College & University Revenue	5.000%	5/15/2033	15,910	17,755
University of California College & University Revenue	4.000%	5/15/2034	28,825	28,974
University of California College & University Revenue	5.000%	5/15/2036	9,010	9,282
University of California College & University Revenue	5.000%	5/15/2036	3,000	3,190
University of California College & University Revenue	5.000%	5/15/2036	2,000	2,200
University of California College & University Revenue	5.000%	5/15/2036	118,700	135,043
University of California College & University Revenue	5.000%	5/15/2037	2,120	2,314
University of California College & University Revenue	5.000%	5/15/2037	4,500	4,913
University of California College & University Revenue	5.000%	5/15/2037	10,050	11,205
University of California College & University Revenue	5.000%	5/15/2037	22,680	25,287
University of California College & University Revenue	5.000%	5/15/2038	1,000	1,085
University of California College & University Revenue	5.000%	5/15/2038	14,875	16,456
University of California College & University Revenue	5.000%	5/15/2038	17,190	19,017
University of California College & University Revenue	5.250%	5/15/2038	46,840	54,312
University of California College & University Revenue	5.000%	11/15/2038	10,000	11,118
University of California College & University Revenue	5.000%	11/15/2038	10,000	11,118
University of California College & University Revenue	5.000%	5/15/2039	1,150	1,209
University of California College & University Revenue	5.000%	5/15/2039	1,000	1,079
University of California College & University Revenue	5.000%	5/15/2039	5,000	5,393
University of California College & University Revenue	5.000%	5/15/2039	13,015	14,295
University of California College & University Revenue	5.000%	11/15/2039	52,950	59,936
University of California College & University Revenue	5.000%	5/15/2040	10,000	10,894
University of California College & University Revenue	5.000%	5/15/2040	9,990	10,883
University of California College & University Revenue	5.000%	5/15/2040	10,850	11,867
University of California College & University Revenue	5.250%	5/15/2040	28,490	32,947
University of California College & University Revenue	5.000%	5/15/2041	8,000	8,368
University of California College & University Revenue	5.000%	5/15/2041	12,240	13,054
University of California College & University Revenue	5.000%	5/15/2041	4,500	4,837
University of California College & University Revenue	5.000%	5/15/2041	4,620	4,966
University of California College & University Revenue	5.000%	5/15/2041	7,900	8,556
University of California College & University Revenue	5.000%	11/15/2041	12,445	13,576
University of California College & University Revenue	5.250%	11/15/2041	3,680	4,095
University of California College & University Revenue	5.000%	5/15/2042	2,935	3,065
University of California College & University Revenue	5.000%	5/15/2042	3,000	3,213
University of California College & University Revenue	5.000%	5/15/2042	1,500	1,607
University of California College & University Revenue	5.000%	5/15/2042	6,085	6,565
University of California College & University Revenue	5.000%	11/15/2042	7,245	7,870
University of California College & University Revenue	5.000%	11/15/2042	3,095	3,362
University of California College & University Revenue	5.000%	5/15/2043	2,000	2,136
University of California College & University Revenue	5.000%	5/15/2043	1,250	1,335
University of California College & University Revenue	5.000%	5/15/2043	8,510	9,151
University of California College & University Revenue	5.000%	11/15/2043	5,000	5,412
University of California College & University Revenue	5.000%	11/15/2043	4,430	4,795
University of California College & University Revenue	5.000%	5/15/2044	5,105	5,478
University of California College & University Revenue	5.000%	11/15/2044	3,165	3,418
University of California College & University Revenue	5.000%	11/15/2044	1,795	1,938
University of California College & University Revenue	5.000%	5/15/2045	4,130	4,421
University of California College & University Revenue	5.000%	11/15/2045	1,700	1,831
University of California College & University Revenue	5.000%	11/15/2045	1,375	1,481
University of California College & University Revenue	5.000%	11/15/2046	1,520	1,629
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	5,625	5,814
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	6,025	6,218
University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	6,640	6,829
University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	12,300	12,423
University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	1,850	1,901
University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	7,405	7,364
University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	12,975	12,797
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	15,000	16,272
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	10,000	10,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Upland Unified School District GO	0.000%	8/1/2031	7,445	6,364
	Ventura County Community College District GO	0.000%	8/1/2026	8,500	8,500
	Ventura County Community College District GO	0.000%	8/1/2027	8,500	8,282
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	765	781
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	655	673
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	545	569
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2041	430	448
[10]	West Contra Costa Unified School District GO	0.000%	8/1/2028	5,230	4,923
[1,9]	West Contra Costa Unified School District GO	0.000%	8/1/2030	13,450	11,833
[10]	West Contra Costa Unified School District GO	0.000%	8/1/2031	6,670	5,623
[1,9]	West Contra Costa Unified School District GO	0.000%	8/1/2032	18,000	14,649
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	6,000	4,895
[2,10]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,000	811
[10]	West Contra Costa Unified School District GO	0.000%	8/1/2033	5,030	3,910
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,810	2,206
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2033	1,715	1,822
[10]	West Contra Costa Unified School District GO	0.000%	8/1/2034	17,000	12,664
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	500	569
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,750	1,993
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2035	2,250	2,544
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	500	561
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,122
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,625	1,824
	William S Hart Union High School District GO	0.000%	8/1/2033	1,250	984
					9,570,453
Colorado (1.7%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2039	4,000	4,558
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2040	2,145	2,433
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2037	2,295	2,293
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	3,645	3,600
	Adams 12 Five Star Schools GO	5.250%	12/15/2043	13,060	14,295
	Adams County CO COP	5.000%	12/1/2030	600	601
	Adams County CO COP	5.000%	12/1/2033	1,040	1,042
	Adams County CO COP	5.000%	12/1/2034	790	791
[2]	Adams County School District No. 1 COP	5.000%	12/1/2041	3,935	4,143
[2]	Adams County School District No. 1 COP	5.000%	12/1/2042	3,770	3,953
	Adams County School District No. 14 GO	5.500%	12/1/2043	3,500	3,869
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/2037	27,995	27,953
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	4,540	4,802
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2039	1,820	1,917
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	5,500	6,060
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	17,850	19,594
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	9,630	10,534
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	4,000	4,358
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2045	12,250	13,462
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2046	6,750	7,376
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2047	4,045	4,384
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	10,000	10,371
[2]	Arista Metropolitan District GO	5.000%	12/1/2038	1,500	1,590
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,000
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,000
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2032	1,500	1,615
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,530	1,643
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2034	3,000	3,211
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2035	1,500	1,600
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2037	1,620	1,717
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2039	1,150	1,205
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	5,225	5,809
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	16,000	17,756
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2039	2,525	2,746
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2034	3,055	3,100
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2035	3,000	3,042
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2036	9,020	9,139
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2037	3,915	3,964
	Broomfield CO City & County COP	5.000%	2/1/2037	2,250	2,524
	Broomfield CO City & County COP	5.000%	2/1/2040	1,000	1,097
	Broomfield CO City & County COP	5.000%	2/1/2041	1,000	1,089
	Broomfield CO City & County COP	5.000%	2/1/2042	1,000	1,084
	Broomfield CO City & County COP	5.000%	2/1/2043	1,000	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broomfield CO City & County COP	5.000%	2/1/2045	750	798
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2039	500	546
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2042	750	809
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2043	1,000	1,074
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2044	1,000	1,069
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2045	1,000	1,064
	Broomfield CO City & County Water Revenue	4.000%	12/1/2040	3,215	3,152
	Broomfield CO City & County Water Revenue	4.000%	12/1/2042	2,645	2,594
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2028	200	208
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2030	200	214
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2032	250	271
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2034	250	273
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2035	300	325
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2036	275	296
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2037	275	294
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2038	360	382
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2039	400	421
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2040	300	315
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2041	350	366
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2042	370	385
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2043	400	415
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2044	300	310
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2035	600	602
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2043	4,405	4,511
	Colorado COP	5.000%	6/15/2030	1,250	1,344
	Colorado COP	5.000%	9/1/2030	1,260	1,302
	Colorado COP	5.000%	6/15/2031	750	816
	Colorado COP	5.000%	6/15/2032	1,250	1,370
	Colorado COP	5.000%	11/1/2032	1,500	1,655
	Colorado COP	5.000%	3/15/2033	1,350	1,409
	Colorado COP	4.000%	12/15/2033	23,200	23,456
	Colorado COP	5.000%	3/15/2034	1,385	1,444
	Colorado COP	4.000%	12/15/2034	16,040	16,160
	Colorado COP	4.000%	12/15/2035	15,500	15,524
	Colorado COP	5.000%	3/15/2036	2,840	2,948
	Colorado COP	4.000%	12/15/2036	3,000	2,994
	Colorado COP	6.000%	12/15/2036	3,200	3,669
	Colorado COP	4.000%	3/15/2037	1,870	1,869
	Colorado COP	4.000%	6/15/2037	1,030	1,030
	Colorado COP	3.000%	12/15/2037	10,000	8,869
	Colorado COP	4.000%	12/15/2037	9,540	9,508
	Colorado COP	6.000%	12/15/2037	10,000	11,404
	Colorado COP	4.000%	3/15/2038	2,760	2,733
	Colorado COP	4.000%	6/15/2038	1,345	1,332
	Colorado COP	6.000%	12/15/2038	7,890	8,948
	Colorado COP	5.000%	3/15/2039	1,000	1,095
	Colorado COP	4.000%	6/15/2039	1,020	1,001
	Colorado COP	4.000%	12/15/2039	5,255	5,120
	Colorado COP	5.000%	3/15/2040	750	810
	Colorado COP	4.000%	6/15/2040	1,320	1,286
	Colorado COP	5.000%	3/15/2041	1,000	1,078
	Colorado COP	4.000%	6/15/2041	1,300	1,255
	Colorado COP	5.000%	3/15/2042	1,650	1,767
	Colorado COP	5.000%	3/15/2044	1,200	1,273
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2029	1,800	1,868
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2035	4,565	4,713
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2040	3,555	3,602
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2031	130	129
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2041	375	330
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	880	882
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	1,030	1,031
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2033	2,100	2,100
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2034	2,075	2,057
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	590	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	600	610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	430	437
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	11,930	12,536
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	500	509
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	955	973
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	9,240	9,646
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,000	4,176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	596
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,220	1,233
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,250	3,545
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	5,000	5,204
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,050	8,661
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	590	632
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	5,500	5,987
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	5,000	5,197
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	20,000	21,781
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,076
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	3,770	3,908
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,750	1,955
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,300	3,555
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	9,625	9,682
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	10,000	10,809
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,560	1,671
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	5,800	5,813
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	6,400	6,597
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	7,835	8,076
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	1,155	1,238
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	6,550	7,201
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	17,455	18,130
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	5,260	5,393
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,655	2,832
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,990	3,158
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,455	1,380
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,995	2,048
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,500	2,652
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	10,955	11,310
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	4,000	4,260
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	4,400	4,184
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	660	683
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,035
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	1,000	1,032
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	3,565	3,714
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	15,905	14,878
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	5,000	5,194
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	5,745	5,235
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	5,000	5,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	3,000	3,068
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2028	800	829
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2029	700	733
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2030	1,400	1,482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	1,000	1,055
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2032	1,000	1,053
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2033	1,195	1,259
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2034	1,100	1,155
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/2035	800	780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/2036	2,000	1,773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	2,520	2,701
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	4.000%	12/1/2042	900	812
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2042	2,685	2,780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2043	2,045	2,107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2044	1,680	1,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/2030	310	303
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2031	675	682
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2032	700	704
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2033	1,345	1,349
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2034	1,400	1,400
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2035	790	784
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	750	698
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	8,665	8,717
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	22,785	23,724
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,865	17,039
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/2027	1,025	1,044
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,405	1,430
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,605	1,634
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	2,960	3,014
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	3,015	3,070
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/2044	1,210	1,173
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,450	3,835
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,520	6,021
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,429
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,400
	Colorado School of Mines College & University Revenue	5.000%	12/1/2041	4,495	4,822
	Colorado School of Mines College & University Revenue	5.000%	12/1/2043	4,450	4,738
	Colorado School of Mines College & University Revenue	5.000%	12/1/2044	2,250	2,387
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	2,380	2,348
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2038	8,545	9,402
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	5,500	6,007
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,175	1,259
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	2,010	2,147
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,570	1,671
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,128
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	8,500	9,128
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	6,520	6,752
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/2042	3,000	3,047
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2032	550	603
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2033	450	497
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2041	1,760	1,859
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2042	1,000	1,055
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2043	850	894
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2044	675	707
[4]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2035	875	911
[4]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2040	1,760	1,769
[4]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.250%	3/1/2045	3,790	3,815
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2031	2,250	2,470
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/2037	1,590	1,413
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	3,875	3,756
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	700	724
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	12/1/2045	3,180	3,208
	Denver City & County School District No. 1 GO	5.000%	12/1/2033	13,595	13,686
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	11,455	11,530
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	5,625	6,373
	Denver City & County School District No. 1 GO	5.000%	12/1/2035	10,000	10,064
	Denver City & County School District No. 1 GO	5.000%	12/1/2039	2,105	2,242
	Denver City & County School District No. 1 GO	5.250%	12/1/2041	1,925	2,121
	Denver City & County School District No. 1 GO	5.250%	12/1/2042	11,100	12,182
	Denver City & County School District No. 1 GO	5.250%	12/1/2043	6,750	7,382
	Denver City & County Water Commissioners Board Water Revenue	3.000%	9/15/2044	1,740	1,370
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2033	760	761
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2034	1,000	1,002
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2035	2,100	2,103
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2036	3,925	3,930
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2037	3,000	3,004
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2038	3,375	3,379
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2027	750	772
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2029	780	817
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2030	965	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2031	845	882
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2032	1,175	1,225
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	6,625	6,777
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	7,250	7,662
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2033	600	624
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	6,750	7,115
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2034	2,000	2,078
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	7,125	7,489
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2036	2,000	1,989
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2036	4,725	4,888
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2038	5,985	6,155
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2039	1,295	1,373
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2040	575	607
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2030	1,000	858
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2031	1,000	823
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2032	1,050	828
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2033	2,230	1,687
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2034	2,285	1,654
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2035	1,000	1,004
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2039	4,775	4,669
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,300	3,403
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	1,000	900
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	3,205	2,853
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	500	501
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/2032	3,420	3,494
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	7,360	7,946
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5,100	5,489
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	17,510	18,741
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2044	9,980	10,617
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2029	600	617
	Durango School District No. 9-R GO	5.250%	11/1/2042	7,800	8,510
	Durango School District No. 9-R GO	5.250%	11/1/2043	2,835	3,083
	Durango School District No. 9-R GO	5.250%	11/1/2044	2,250	2,434
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	24,125	22,028
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2031	5,000	4,250
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	9,950	8,129
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	3,100	2,170
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	2,830	1,780
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2038	2,535	1,506
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	450	260
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	3,245	1,801
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	2,610	1,426
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2040	3,040	3,260
	Eagle County School District No. Re50J GO	5.000%	12/1/2033	7,475	7,529
	Eagle County School District No. Re50J GO	5.000%	12/1/2034	6,000	6,042
	Eagle County School District No. Re50J GO	5.000%	12/1/2035	3,335	3,357
	Eagle County School District No. Re50J GO	5.000%	12/1/2036	1,400	1,409
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,730	2,691
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2042	500	535
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2043	500	534
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2044	500	532
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2034	2,015	2,031
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2035	1,775	1,788
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2036	2,000	2,014
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2037	2,000	2,013
[4]	El Paso County School District No. 49 Falcon COP TOB VRDO	2.410%	8/6/2026	3,645	3,645
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,648	1,689
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2033	190	207
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2034	115	126
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2035	100	110
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2036	150	165
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2044	190	199
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2045	160	167
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2046	125	129
[12]	Freddie Mac Pool	3.750%	7/1/2039	4,827	4,379
[1]	Grand River Hospital District GO	6.000%	12/1/2041	420	478
[1]	Grand River Hospital District GO	6.000%	12/1/2042	500	567
[1]	Grand River Hospital District GO	6.000%	12/1/2043	300	339
[1]	Grand River Hospital District GO	6.000%	12/1/2044	385	434
[1]	Grand River Hospital District GO	6.000%	12/1/2045	330	371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2041	1,010	848
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2042	885	739
	Greeley CO Water Revenue	3.000%	8/1/2039	2,000	1,705
	Greeley CO Water Revenue	3.000%	8/1/2042	2,135	1,753
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2035	600	651
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2036	550	594
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2037	600	647
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2039	1,600	1,704
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2040	1,100	1,172
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2041	1,200	1,276
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2035	1,000	1,104
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2036	1,000	1,095
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2038	1,535	1,652
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2040	1,000	1,062
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	500	503
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	200	201
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2027	1,585	1,626
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2028	760	793
	Jefferson County School District R-1 GO	5.000%	12/15/2035	1,305	1,355
	Jefferson County School District R-1 GO	5.000%	12/15/2036	15,975	16,555
	Jefferson County School District R-1 GO	5.000%	12/15/2037	18,975	19,625
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/2028	25	26
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/2028	2,025	2,126
	Jefferson County School District R-1 GO, Prere.	5.000%	12/15/2028	5,605	5,886
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/2043	1,250	1,177
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/2044	1,615	1,553
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2032	1,000	1,020
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2034	2,740	2,769
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2036	1,200	1,332
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2037	1,500	1,652
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2028	2,235	2,352
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/2033	2,510	2,538
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2040	1,350	1,389
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2037	1,750	1,805
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2038	1,050	1,080
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2041	1,800	2,049
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2042	1,515	1,717
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2043	1,305	1,472
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2044	1,290	1,447
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2045	1,545	1,725
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2029	2,030	2,090
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2030	1,810	1,862
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2044	5,000	5,425
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2045	2,000	2,162
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2043	1,300	1,405
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2044	1,350	1,450
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2045	1,175	1,256
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	7,673	6,999
[1]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/2044	1,000	967
	Moffat CO County COP	4.000%	3/1/2046	1,985	1,763
	Montrose CO (Public Works Facility Project) COP	5.000%	12/1/2044	3,345	3,529
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	315	317
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	255	267
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	510	556
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	1,045	1,133
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2034	2,100	2,267
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	350	376
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	1,750	1,880
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	250	267
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	1,750	1,872
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2037	1,600	1,702
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	620	656
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	2,000	2,116
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2039	2,000	2,104
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2041	1,600	1,677
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,250	1,306
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2043	1,300	1,460
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2044	850	951
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2037	325	363
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2038	1,100	1,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2039	1,000	1,100
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2044	1,855	1,982
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2045	1,275	1,355
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2047	1,115	1,169
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2048	1,080	1,126
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	5,905	5,907
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,049
	Prairie Point Community Authority Board Special Improvement District No.1 Special Assessment Revenue	5.375%	12/1/2040	575	579
	Prairie Point Community Authority Board Special Improvement District No.1 Special Assessment Revenue	5.750%	12/1/2045	470	476
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	1,305	1,352
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	37,355	43,334
	Regional Transportation District COP	5.000%	6/1/2031	3,000	3,160
	Regional Transportation District COP	5.000%	6/1/2032	5,000	5,496
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	1,300	1,347
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2029	1,000	1,041
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2030	600	628
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2030	500	525
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	700	738
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2031	550	579
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2032	800	842
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2032	1,800	1,890
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/2033	3,925	3,934
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2033	1,000	1,002
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	8,760	8,665
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	3,000	2,940
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/2037	5,020	4,383
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2039	3,000	2,829
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/2040	1,750	1,693
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/2027	300	298
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,115	1,118
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/2039	550	569
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2042	7,500	7,883
	Thornton CO COP	4.000%	12/1/2035	3,940	3,946
[1]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/2039	1,000	1,052
	University of Colorado College & University Revenue	5.000%	6/1/2030	3,645	3,782
	University of Colorado College & University Revenue	3.000%	6/1/2033	1,235	1,179
	University of Colorado College & University Revenue	5.000%	6/1/2036	350	393
	University of Colorado College & University Revenue	5.000%	6/1/2036	500	561
	University of Colorado College & University Revenue	5.000%	6/1/2037	425	474
	University of Colorado College & University Revenue	5.000%	6/1/2037	340	379
	University of Colorado College & University Revenue	5.000%	6/1/2038	500	553
	University of Colorado College & University Revenue	5.000%	6/1/2038	850	940
	University of Colorado College & University Revenue	5.000%	6/1/2041	350	379
	University of Colorado College & University Revenue	5.000%	6/1/2041	700	758
	University of Colorado College & University Revenue	5.000%	6/1/2042	255	275
	University of Colorado College & University Revenue	5.000%	6/1/2043	500	536
	University of Colorado College & University Revenue	5.000%	6/1/2043	760	815
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	1,980	1,975
	University of Colorado College & University Revenue, ETM	3.000%	6/1/2033	1,765	1,765
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	5,160	5,274
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	8,405	8,591
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,825	4,071
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,000	8,719
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2028	210	219
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2029	210	222
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2030	220	232
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2031	230	242
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2032	250	262
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2033	255	266
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2034	285	297
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2035	100	104
	Village Metropolitan District GO	4.150%	12/1/2030	655	651
	Village Metropolitan District GO	5.000%	12/1/2040	1,950	1,937
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2037	1,340	1,404
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2040	7,500	7,775
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2041	1,370	1,337
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	4,750	4,897
	Weld County School District No. RE-4 GO	5.000%	12/1/2037	1,600	1,729
	Weld County School District No. RE-4 GO	5.000%	12/1/2038	1,770	1,902
	Weld County School District No. RE-4 GO	5.000%	12/1/2039	2,700	2,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County School District No. RE-4 GO	5.000%	12/1/2040	3,300	3,515
	Weld County School District No. RE-7 Platte Valley GO	5.000%	12/1/2039	6,155	6,692
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2030	350	379
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2031	450	493
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2032	400	443
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2033	350	390
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2034	475	533
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2035	730	810
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2036	730	817
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2037	600	666
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2038	750	827
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2039	1,000	1,095
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2040	550	599
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2041	2,765	3,021
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2042	650	708
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2043	755	818
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2044	700	756
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2045	600	646
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2043	3,250	3,504
[1]	Westminster Public Schools COP	4.000%	12/1/2033	1,825	1,838
[1]	Westminster Public Schools COP	4.000%	12/1/2034	1,070	1,076
[1]	Westminster Public Schools COP	5.000%	12/1/2035	775	801
[1]	Westminster Public Schools COP	5.000%	12/1/2036	1,210	1,248
	Westminster Public Schools GO	5.000%	12/1/2042	3,430	3,691
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/2039	2,850	2,822
					1,487,037
Connecticut (1.0%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2033	10,575	11,737
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	600	657
	Aquarion Water Authority Water Revenue	5.000%	8/1/2035	4,595	5,093
	Aquarion Water Authority Water Revenue	5.000%	8/1/2035	1,175	1,291
	Aquarion Water Authority Water Revenue	5.000%	8/1/2036	2,000	2,219
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	4,895	5,488
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	1,370	1,526
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	4,330	4,821
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	2,205	2,442
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	5,770	6,378
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	2,195	2,409
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2040	1,000	1,096
	Aquarion Water Authority Water Revenue	5.250%	8/1/2041	3,000	3,284
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2041	1,250	1,366
	Aquarion Water Authority Water Revenue	5.250%	8/1/2042	3,650	3,988
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2043	3,740	1,696
	Aquarion Water Authority Water Revenue	5.250%	8/1/2043	7,785	8,482
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2044	3,275	1,398
	Aquarion Water Authority Water Revenue	5.250%	8/1/2044	5,000	5,431
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2045	2,935	1,176
	Aquarion Water Authority Water Revenue	5.250%	8/1/2045	5,675	6,147
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2046	2,735	1,022
	Aquarion Water Authority Water Revenue	5.250%	8/1/2046	1,500	1,616
	Aquarion Water Authority Water Revenue	0.000%	8/1/2047	2,665	941
[2]	Bridgeport CT GO	5.000%	7/1/2032	775	849
[2]	Bridgeport CT GO	5.000%	7/1/2033	2,000	2,212
	Connecticut GO	5.000%	8/1/2027	670	685
	Connecticut GO	5.000%	8/1/2028	745	779
	Connecticut GO	5.000%	8/1/2029	1,150	1,222
	Connecticut GO	5.000%	9/15/2030	770	832
	Connecticut GO	5.000%	9/15/2031	1,000	1,092
	Connecticut GO	5.000%	11/15/2032	11,245	12,416
	Connecticut GO	5.000%	11/15/2033	11,645	12,964
	Connecticut GO	3.000%	1/15/2034	2,000	1,901
	Connecticut GO	5.000%	6/15/2034	350	382
	Connecticut GO	5.000%	8/15/2034	5,945	6,651
	Connecticut GO	5.000%	8/15/2034	6,500	7,272
	Connecticut GO	5.000%	11/15/2034	11,155	12,496
	Connecticut GO	3.000%	1/15/2035	9,815	9,189
	Connecticut GO	5.000%	4/15/2035	1,000	1,012
	Connecticut GO	5.000%	6/15/2035	350	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	8/15/2035	3,915	4,401
	Connecticut GO	5.000%	8/15/2035	4,750	5,339
	Connecticut GO	3.000%	1/15/2036	8,800	8,110
	Connecticut GO	4.000%	6/1/2036	4,000	4,044
	Connecticut GO	5.000%	6/15/2036	350	378
	Connecticut GO	5.000%	8/15/2036	5,000	5,579
	Connecticut GO	3.000%	1/15/2037	6,955	6,314
	Connecticut GO	5.000%	6/15/2037	250	269
	Connecticut GO	3.000%	1/15/2038	23,450	20,842
	Connecticut GO	5.000%	6/15/2038	400	428
	Connecticut GO	3.000%	1/15/2039	11,890	10,340
	Connecticut GO	3.000%	6/1/2039	2,500	2,150
	Connecticut GO	5.000%	1/15/2040	2,500	2,600
	Connecticut GO	5.000%	3/15/2040	1,350	1,465
	Connecticut GO	5.000%	6/1/2040	750	783
	Connecticut GO	5.000%	6/15/2040	500	531
	Connecticut GO	5.000%	3/15/2041	4,075	4,392
	Connecticut GO	5.000%	8/15/2041	3,850	4,162
	Connecticut GO	5.000%	3/15/2042	1,750	1,882
	Connecticut GO	5.000%	6/15/2042	600	632
	Connecticut GO	5.000%	8/15/2042	8,810	9,500
	Connecticut GO	3.000%	11/15/2042	3,690	3,062
	Connecticut GO	5.000%	3/15/2043	1,265	1,355
	Connecticut GO	5.000%	8/15/2043	6,155	6,610
	Connecticut GO	3.000%	11/15/2043	2,500	2,049
	Connecticut GO	5.000%	1/15/2044	1,375	1,455
	Connecticut GO	5.000%	3/15/2044	825	879
	Connecticut GO	5.000%	3/15/2045	785	833
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	1,395	1,370
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,880	1,855
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	1,350	1,336
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,910	2,077
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.150%	11/15/2046	25,100	25,100
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2037	190	204
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	7,565	8,031
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	15,000	15,387
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	18,005	18,655
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2035	10,000	10,235
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	1,305	1,381
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	3,000	3,278
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	15,000	15,333
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	5,000	5,160
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	7,200	7,566
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	7,400	8,077
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	3,670	3,981
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	1,500	1,602
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	2,000	2,086
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,000	5,419
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	28,445	30,543
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	8,720	9,426
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,240	15,231
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,095	15,172
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	3,000	3,193
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	10,000	10,708
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	3,515	3,725
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	1,150	1,162
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	430	433
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,125	1,145
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	530	537
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	1,500	1,521
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	485	492
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	1,905	2,027
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	2,470	2,499
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	875	884
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	560	563
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	470	471
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	455	455
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	30,000	33,860
[4,5]	Connecticut State Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.100%	8/3/2026	73,600	73,600
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	9,000	9,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,017
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,250	5,389
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,585	1,606
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,030	4,172
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20,000	21,053
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,150	10,480
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,000	10,660
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,600	1,747
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	25,440	27,463
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	7,900	8,119
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,668
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,019
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,119
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,073
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	4,755	4,677
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,824
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,200	3,332
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,015
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	4,200	4,125
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,235	1,251
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	15,205	12,565
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,505
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,605	1,623
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,730	4,680
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,500	4,326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,500	3,422
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,250	4,111
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	4,395	4,034
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,000	919
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	12/15/2046	3,290	3,308
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2038	450	491
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2039	450	487
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2044	1,250	1,311
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2045	1,000	1,041
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2047	1,250	1,278
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2040	2,275	2,201
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/2041	4,060	3,319
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	7,390	7,789
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	797
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2033	650	689
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2034	750	793
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	575	605
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,340	1,406
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,125	1,176
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,820	1,897
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2039	2,000	2,077
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,110	1,150
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2036	405	432
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2039	670	705
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2042	3,660	3,807
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2040	2,000	1,937
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	6,730	6,769
	Hartford CT Special Obligation Revenue	5.000%	7/15/2032	3,750	4,138
	Hartford CT Special Obligation Revenue	5.000%	7/15/2033	3,500	3,896
	Metropolitan District GO	5.000%	7/15/2030	1,360	1,413
	Metropolitan District GO	5.000%	7/15/2031	1,520	1,577
	Metropolitan District GO	5.000%	7/15/2032	1,765	1,828
	Metropolitan District GO	5.000%	7/15/2033	1,325	1,393
	Metropolitan District GO	5.000%	7/15/2033	1,000	1,051
	Metropolitan District GO	5.000%	7/15/2034	1,425	1,494
	Metropolitan District GO	5.000%	7/15/2034	1,000	1,049
	Metropolitan District GO	4.000%	7/15/2035	1,880	1,902
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	7,370	7,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	15,075	15,075
[2]	New Haven CT GO	5.000%	8/1/2029	500	528
[1]	New Haven CT GO	5.000%	8/1/2029	4,375	4,624
[2]	New Haven CT GO	5.000%	8/1/2030	500	535
[1]	New Haven CT GO	5.000%	8/1/2031	3,250	3,512
[1]	New Haven CT GO	5.000%	8/1/2032	2,500	2,724
[1]	New Haven CT GO	5.000%	8/1/2033	2,680	2,944
[2]	New Haven CT GO	5.000%	8/1/2036	1,000	1,078
[2]	New Haven CT GO	5.000%	8/1/2038	1,000	1,066
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	2,885	2,752
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,400	3,422
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	6,410	6,560
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	500	519
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	1,800	1,881
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.375%	10/1/2045	1,600	1,686
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,530	1,566
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,785	1,827
	University of Connecticut College & University Revenue	5.000%	8/15/2028	1,850	1,933
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,800	1,914
	University of Connecticut College & University Revenue	5.000%	8/15/2039	675	727
	University of Connecticut College & University Revenue	5.000%	8/15/2040	925	992
					900,690
Delaware (0.3%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	47,029	38,783
	Delaware GO	5.000%	5/1/2028	9,425	9,811
	Delaware GO	4.000%	5/1/2042	12,000	11,711
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/2036	340	341
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	6,000	5,532
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	4,090	3,691
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	8,000	7,053
[4]	Delaware State Economic Development Authority Charter School Aid Revenue	5.000%	7/1/2035	1,815	1,856
	Delaware State Economic Development Authority Charter School Aid Revenue	5.000%	2/1/2036	875	879
[4]	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	7/1/2045	2,275	2,306
	Delaware State Economic Development Authority Charter School Aid Revenue	5.250%	2/1/2046	585	558
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	2,560	2,517
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	16,182	15,913
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,100	1,126
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,215	1,246
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,200	1,225
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,130	2,170
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	6,360	6,673
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,350	1,413
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	8,135	8,471
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,395	2,553
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,190	2,325
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	4,460	4,715
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,790	2,935
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	3,880	4,062
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	1,665	1,706
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	4,410	4,587
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,400	5,579
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/2035	1,500	1,594
[12]	Freddie Mac Pool	4.250%	1/1/2044	29,911	27,543
[12]	Freddie Mac Pool	4.350%	1/1/2044	30,167	28,514
	University of Delaware College & University Revenue	5.000%	11/1/2036	2,345	2,445
	University of Delaware College & University Revenue	5.000%	11/1/2038	535	599
	University of Delaware College & University Revenue	5.000%	11/1/2039	850	949
	University of Delaware College & University Revenue	5.000%	11/1/2040	510	567
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,335	1,482
					215,430
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	1,000	1,054
	District of Columbia Charter School Aid Revenue	3.000%	6/1/2030	655	630
	District of Columbia Charter School Aid Revenue	4.000%	6/1/2030	600	590
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	320
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2040	5,490	5,307
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	480
	District of Columbia Charter School Aid Revenue (KIPP DC Project)	4.000%	7/1/2044	1,240	1,095
	District of Columbia College & University Revenue	5.000%	4/1/2030	250	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	5.000%	4/1/2031	250	266
	District of Columbia College & University Revenue	4.000%	4/1/2032	250	251
	District of Columbia College & University Revenue	5.000%	10/1/2032	1,385	1,445
	District of Columbia College & University Revenue	4.000%	4/1/2033	280	281
	District of Columbia College & University Revenue	5.000%	10/1/2033	2,480	2,583
	District of Columbia College & University Revenue	4.000%	4/1/2034	300	300
	District of Columbia College & University Revenue	5.000%	10/1/2034	3,710	3,860
	District of Columbia College & University Revenue	4.000%	4/1/2035	300	299
	District of Columbia College & University Revenue	5.000%	10/1/2035	5,325	5,525
	District of Columbia College & University Revenue	4.000%	4/1/2036	350	346
	District of Columbia College & University Revenue	5.250%	10/1/2036	2,805	2,931
	District of Columbia College & University Revenue	3.000%	4/1/2037	1,090	946
	District of Columbia College & University Revenue	5.250%	10/1/2037	2,955	3,061
	District of Columbia College & University Revenue	3.000%	4/1/2038	1,815	1,544
	District of Columbia College & University Revenue	5.250%	10/1/2038	795	817
	District of Columbia College & University Revenue	3.000%	4/1/2040	635	520
	District of Columbia College & University Revenue	3.000%	4/1/2041	295	237
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	36,805	39,619
	District of Columbia GO	5.000%	6/1/2027	5,615	5,726
	District of Columbia GO	5.000%	10/15/2032	6,500	6,813
	District of Columbia GO	5.000%	12/1/2032	14,000	15,490
	District of Columbia GO	4.000%	6/1/2033	7,020	7,047
	District of Columbia GO	5.000%	12/1/2033	13,625	15,191
	District of Columbia GO	5.000%	6/1/2034	3,580	4,000
	District of Columbia GO	5.000%	6/1/2035	13,000	13,177
	District of Columbia GO	5.000%	10/15/2035	15,000	15,633
	District of Columbia GO	4.000%	2/1/2036	2,600	2,627
	District of Columbia GO	5.000%	6/1/2036	11,250	11,394
	District of Columbia GO	5.000%	6/1/2037	10,395	10,519
	District of Columbia GO	5.000%	10/15/2037	20,475	21,235
	District of Columbia GO	5.000%	6/1/2038	6,000	6,067
	District of Columbia GO	5.000%	6/1/2038	11,485	11,763
	District of Columbia GO	5.000%	8/1/2038	5,010	5,439
	District of Columbia GO	5.000%	10/15/2038	16,125	16,690
	District of Columbia GO	5.000%	1/1/2039	3,000	3,203
	District of Columbia GO	4.000%	2/1/2039	5,000	4,907
	District of Columbia GO	5.000%	8/1/2039	3,475	3,744
	District of Columbia GO	5.000%	1/1/2040	4,660	4,956
	District of Columbia GO	5.000%	8/1/2041	5,000	5,355
	District of Columbia GO	5.000%	8/1/2041	2,225	2,383
	District of Columbia GO	5.000%	6/1/2043	5,055	5,151
	District of Columbia GO	5.000%	6/1/2043	10,755	11,560
	District of Columbia GO	5.000%	6/1/2044	4,450	4,757
	District of Columbia GO	5.000%	8/1/2044	16,480	17,440
	District of Columbia GO	5.000%	10/15/2044	2,000	2,053
	District of Columbia GO	5.000%	6/1/2045	3,500	3,723
	District of Columbia GO	5.000%	8/1/2045	4,500	4,742
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2045	2,940	2,854
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	780	779
[14]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	5,380	5,376
[14]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	1,950	1,905
[4,5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.250%	8/3/2026	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	2,310	2,429
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	22,885	24,727
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,110	4,451
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	5,000	5,476
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	7,020	7,402
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	12,960	13,633
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	16,570	18,550
	District of Columbia Income Tax Revenue	5.000%	12/1/2034	14,550	15,951
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	15,000	16,352
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	10,025	11,133
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	9,390	10,334
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	3,075	3,361
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	5,000	5,391
	District of Columbia Income Tax Revenue	3.000%	3/1/2038	23,295	20,465
	District of Columbia Income Tax Revenue	5.000%	6/1/2038	9,555	10,458
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	1,005	982
	District of Columbia Income Tax Revenue	4.000%	5/1/2039	5,100	4,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	3,500	3,740
	District of Columbia Income Tax Revenue	4.000%	5/1/2040	740	707
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	6,225	6,630
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	19,685	20,890
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	4,400	4,669
	District of Columbia Income Tax Revenue	5.000%	6/1/2041	7,500	8,079
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	1,920	2,031
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,320	4,570
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	7,000	7,509
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	2,345	2,475
	District of Columbia Income Tax Revenue	5.000%	6/1/2043	4,295	4,589
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	6,485	6,679
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	4,500	4,785
[6]	District of Columbia Income Tax Revenue	5.000%	6/1/2044	2,500	2,673
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	2,000	2,060
[6]	District of Columbia Income Tax Revenue	5.000%	6/1/2045	16,570	17,625
[6]	District of Columbia Income Tax Revenue	5.000%	6/1/2046	16,285	17,201
[6]	District of Columbia Income Tax Revenue	5.000%	6/1/2047	9,605	10,074
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2036	1,035	1,046
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	2,570	2,874
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	3,000	3,355
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,620	1,796
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	4,855	5,304
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	9,100	9,941
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10,000	10,729
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	17,000	18,197
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,500	1,608
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	2,265	2,436
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	7,615	8,190
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	3,195	3,291
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,500	1,600
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,575	1,685
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	11,335	12,126
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	8,690	9,250
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2047	1,000	1,037
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	2,100	2,243
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	2,005	2,133
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	1,720	1,736
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,195	1,202
[5]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	2.160%	8/6/2026	2,740	2,740
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2031	1,000	1,040
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2032	600	623
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2033	3,500	3,635
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	2,000	2,070
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	3,400	3,523
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	1,500	1,500
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2035	2,000	2,066
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2036	2,000	1,321
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2036	2,000	1,984
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2036	2,020	2,083
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	45,700	26,563
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	12,000	7,044
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,850	1,156
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,000	609
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	10,255	6,020
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2037	3,500	3,423
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2037	2,050	2,109
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2038	1,000	972
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2038	2,000	2,053
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	2,760	1,532
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2039	1,695	1,736
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,300	684
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	6,350	6,502
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	5,440	5,577
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	7,450	7,626
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,000	1,012
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2035	1,010	1,018
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2036	1,000	1,003
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	492
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2033	2,500	2,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2034	2,000	2,025
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2035	3,040	3,063
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2036	1,500	1,504
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2037	750	746
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2038	1,995	1,963
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,240	1,207
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2027	650	664
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2028	645	674
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	1,920	2,033
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	4,000	3,588
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	1,500	1,606
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	3,000	3,211
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,360	1,445
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,650	4,681
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	5,250	5,551
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	3,670	3,880
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	10,200	10,665
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	4,700	4,914
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	14,060	14,694
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	6,185	6,443
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	15,505	15,917
					952,389
Florida (3.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	640	640
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	945	950
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,325	1,327
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	155	156
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	580	585
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	470	470
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	1,160	1,170
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	22,010	22,027
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	795	742
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	1,870	1,745
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,750	1,516
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,790	1,278
[1]	Alachua County School Board COP	5.000%	7/1/2030	4,150	4,445
	Bay County School Board COP	5.500%	7/1/2042	1,600	1,714
	Braddock Lakes Community Development District Special Assessment Revenue	4.500%	5/1/2035	1,860	1,809
	Braddock Lakes Community Development District Special Assessment Revenue	5.550%	5/1/2045	1,250	1,246
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	675	713
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	20,260	21,662
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,480	1,589
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,560	1,685
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	19,385	21,259
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	1,635	1,728
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,265	5,629
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	7,565	8,013
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	830	865
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	6,810	7,061
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2036	9,900	10,630
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2037	10,390	11,110
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2038	7,500	7,991
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2039	11,400	12,096
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2037	4,440	3,897
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2039	2,000	1,695
	Broward County FL School District COP	5.000%	7/1/2035	5,000	5,355
	Broward County FL School District COP	5.000%	7/1/2036	12,795	13,635
	Broward County FL School District GO	5.000%	7/1/2033	5,605	5,801
	Broward County FL School District GO	5.000%	7/1/2039	5,930	6,495
	Broward County FL School District GO	5.000%	7/1/2040	3,500	3,842
	Cape Coral FL Miscellaneous Revenue	5.000%	10/1/2045	2,825	2,981
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/2035	1,965	2,127
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/2036	2,070	2,246
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2027	1,285	1,315
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2029	1,100	1,125
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2036	2,300	2,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2037	10,000	9,566
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2028	3,550	3,648
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2029	3,000	3,106
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	2,000	2,083
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2031	4,010	4,160
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	1,000	1,033
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	2,380	2,451
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	4,865	4,991
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2035	1,050	1,073
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2034	1,000	949
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2039	1,875	1,689
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2044	1,600	1,392
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2039	5,320	5,153
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/2030	215	213
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2040	300	295
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	675	669
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,040	1,896
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2033	1,900	1,944
[4]	Capital Trust Authority Charter School Aid Revenue	4.750%	6/15/2040	800	759
[4]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/2043	3,600	3,682
[4]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.000%	6/1/2044	1,635	1,526
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2039	2,010	1,974
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2044	1,525	1,458
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/2034	4,635	4,502
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/2044	4,150	3,954
[4]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.500%	6/15/2045	2,545	2,545
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	11,015	11,910
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2035	9,000	9,800
[4]	Capital Trust Authority Miscellaneous Revenue	4.500%	6/15/2033	1,835	1,828
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2029	10,000	10,006
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	5,000	5,514
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	11,500	12,803
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	11,000	12,321
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	12,000	9,625
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	5,850	5,919
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2038	2,365	2,085
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	7,310	5,425
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	2,125	2,170
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	4,190	4,279
	Central Florida Tourism Oversight District GO	4.000%	6/1/2032	3,115	3,129
	Central Florida Tourism Oversight District GO	5.000%	6/1/2037	5,000	5,051
[1]	Cityplace Community Development District Special Assessment Revenue	3.650%	5/1/2028	2,035	2,052
[1]	Cityplace Community Development District Special Assessment Revenue	4.000%	5/1/2033	4,000	4,090
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2040	1,000	1,057
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2041	1,000	1,054
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2042	1,000	1,050
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2043	1,000	1,044
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2044	1,500	1,557
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	2,075	2,176
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,000	2,106
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/2033	1,000	1,002
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,013
[4]	Curiosity Creek Community Development District Special Assessment Revenue	5.600%	5/1/2045	1,750	1,750
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	220	227
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2030	220	226
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2032	300	307
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2038	1,655	1,683
[1]	Duval County Public Schools COP	5.000%	7/1/2034	2,000	2,111
[1]	Duval County Public Schools COP	5.000%	7/1/2035	2,250	2,369
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2034	2,340	2,381
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2035	3,510	3,568
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2036	2,205	2,240
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2037	2,870	2,912
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	4,175	4,339
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,145	5,331
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	7,985	8,235
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	6,660	6,845
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,985	6,130
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	16,015	16,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	11,400	11,488
[1]	Escambia County School Board COP	5.000%	2/1/2042	2,915	3,043
[1]	Escambia County School Board COP	5.250%	2/1/2043	3,445	3,643
[1]	Escambia County School Board COP	5.250%	2/1/2044	2,250	2,374
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,375	1,463
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	1,445	1,553
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2032	1,520	1,647
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2034	1,685	1,811
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2035	1,765	1,889
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2036	1,855	1,841
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2037	1,930	1,901
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2038	650	697
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2039	700	745
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2040	725	767
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2041	815	860
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2042	1,100	1,157
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2035	1,870	1,714
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	14,180	15,483
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	18,240	19,916
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2038	7,000	6,986
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	2,180	1,833
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2041	7,330	7,287
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2042	9,675	9,575
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	10,250	10,095
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,250	1,251
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2030	430	413
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/2030	855	833
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2031	445	422
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.900%	6/15/2035	750	766
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.500%	6/15/2040	2,795	2,876
[4]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2045	2,250	2,354
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.250%	6/1/2044	2,075	2,018
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	820	829
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2030	1,080	1,091
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2032	1,635	1,648
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2033	765	771
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2034	800	805
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2035	1,055	1,061
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2040	1,650	1,653
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	4,100	3,968
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2029	315	313
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	580	569
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2031	240	246
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	455	437
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	480	461
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	315	325
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2029	285	298
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,550	1,611
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,075	1,102
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	2,110	1,998
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	3,500	3,301
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,600	1,414
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2038	1,600	1,680
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	1,980	2,123
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	1,750	1,822
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	1,450	1,506
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	2,000	2,125
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,551
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,385	1,465
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,495	1,541
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,530	1,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,028
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,930	2,015
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2045	1,310	1,362
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	11,880	12,721
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	7,810	8,363
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2033	1,600	1,660
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2034	6,605	6,830
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2035	2,300	2,368
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	6,000	6,151
[4]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/2044	1,700	1,680
	Florida GO	5.000%	6/1/2027	16,240	16,556
	Florida GO	5.000%	6/1/2028	5,000	5,209
	Florida GO	5.000%	6/1/2028	5,000	5,209
	Florida GO	5.000%	6/1/2029	15,115	16,050
	Florida GO	4.000%	6/1/2030	2,590	2,609
	Florida GO	4.000%	6/1/2032	2,400	2,415
	Florida GO	4.000%	7/1/2042	7,150	7,190
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2035	1,000	1,002
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2036	1,580	1,582
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2038	2,000	1,966
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2039	1,000	970
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2028	400	412
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	435	456
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	1,000	1,062
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	325	345
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	1,000	1,055
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	350	376
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	1,180	1,241
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	600	644
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	750	787
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	330	353
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	800	837
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	600	640
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2035	850	886
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2038	550	545
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2040	820	678
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2030	2,045	2,052
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2033	2,305	2,309
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2035	3,615	3,618
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2036	3,795	3,796
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2033	2,370	2,372
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2034	3,920	3,923
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2036	140	140
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2035	2,000	2,002
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2037	2,810	2,760
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2038	2,405	2,337
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2039	2,635	2,500
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2040	3,370	3,170
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2042	1,925	2,042
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	4,740	4,720
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	11,310	12,195
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,645	2,887
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	9,345	10,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	3,345	3,666
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,255	2,489
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	625
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	594
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	650	643
[4]	Florida Local Government Finance Commission Charter School Aid Revenue (Discovery Academy of Science Pasco Project)	6.750%	6/1/2047	3,275	3,122
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	4,000	4,009
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	1,000	1,003
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	520
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.625%	11/15/2045	2,500	2,684
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2032	6,945	6,568
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2033	4,750	4,437
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2039	350	371
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2040	500	528
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2041	600	631
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2042	500	524
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2043	325	340
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2041	1,000	1,071
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2042	2,000	2,135
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2043	1,500	1,597
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2031	200	215
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2032	175	189
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2033	200	216
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2034	325	349
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2037	425	451
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2039	475	498
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2040	500	522
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2041	550	572
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2042	400	417
[12]	Freddie Mac Pool	3.300%	8/1/2039	25,322	22,705
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2030	4,000	4,092
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2034	5,030	5,125
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2035	5,040	5,130
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,079
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	680	682
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	625	627
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2027	2,890	2,963
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	120	121
[4]	Gas Worx Community Development District Special Assessment Revenue	5.000%	5/1/2036	615	624
[4]	Gas Worx Community Development District Special Assessment Revenue	5.750%	5/1/2045	1,000	1,022
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2036	680	681
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	2,325	2,328
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	65	65
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	225	226
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,460	1,462
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,100	2,103
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,270	2,273
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,020	2,022
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	2,000	1,760
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,009
[1]	Hernando County School District COP	5.000%	7/1/2031	5,925	5,932
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2028	345	338
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2029	355	343
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2030	365	346
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2031	375	348
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2032	285	273
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2033	300	284
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2034	245	228
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2035	255	235
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2036	260	236
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2040	1,200	895
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/2031	405	406
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/2044	1,920	1,889
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	3,915	4,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	1,040	1,040
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,160	1,149
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2039	1,640	1,608
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2040	1,775	1,726
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2041	1,270	1,230
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2026	28,000	28,165
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2041	6,145	5,090
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/2031	3,215	3,295
[2]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/2037	3,340	2,948
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/2028	9,530	9,527
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	22,470	23,900
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/2031	26,515	26,464
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	3,115	3,084
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	11,600	12,790
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,660	1,785
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	2,000	2,136
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	4,640	4,914
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,500	7,912
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	19,600	19,600
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2027	2,590	2,639
	Hollywood FL GO	5.000%	7/1/2042	3,705	3,867
	Jacksonville FL General Fund Revenue	4.000%	10/1/2039	2,000	1,967
	Jacksonville FL General Fund Revenue	4.000%	10/1/2041	1,150	1,114
	Jacksonville FL General Fund Revenue	5.000%	10/1/2043	2,000	2,114
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,255	2,295
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	3,890	3,970
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,000	3,060
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,875	1,904
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	3,790	3,859
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	4,510	4,589
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,635	1,656
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	4,730	4,806
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	4,970	5,041
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	5,220	5,287
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,475	5,535
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	5,755	5,811
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,965	2,993
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2039	1,650	1,517
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2040	2,175	1,973
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2028	1,735	1,781
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	3,425	3,611
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2034	2,000	2,040
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2035	2,930	3,073
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2036	2,840	2,970
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2037	3,245	3,383
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2038	2,000	2,079
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	7,400	7,595
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	6,090	6,235
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	7,000	7,154
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	8,000	8,166
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	10,000	10,019
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,500	3,672
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	2,700	2,700
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	10,195	10,235
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	9,125	9,130
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	4,000	3,964
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	6,860	6,858
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	1,750	1,725
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	4,500	4,338
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2027	11,000	11,303
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2028	2,340	2,402
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,925	1,970
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,490	1,525
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2033	11,205	11,253
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2035	5,500	5,503
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	1,180	1,244
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	2,525	2,662
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2036	1,000	1,006
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2038	1,080	1,073
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2040	2,500	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2041	5,045	4,169
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2042	3,750	3,998
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2043	4,485	4,762
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2044	4,440	4,692
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2032	1,340	1,392
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2035	1,495	1,549
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2036	1,200	1,241
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2038	2,275	2,345
	Lakeland FL Appropriations Revenue	5.000%	10/1/2036	2,220	2,437
	Lakeland FL Appropriations Revenue	5.000%	10/1/2038	1,245	1,347
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2038	2,000	2,234
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2039	2,185	2,138
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2039	1,000	1,112
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2040	1,395	1,358
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2041	1,400	1,358
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,029
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	3,500	3,664
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	4,000	4,170
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	9,475	9,832
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,200	2,272
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	2,430	2,499
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/2044	1,195	1,191
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	2,250	2,279
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	515	520
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,160	2,162
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,870	1,882
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	575	578
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	4,500	4,653
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,695	5,868
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.500%	10/1/2036	5,070	4,993
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	3,000	3,079
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.250%	10/1/2044	2,195	2,194
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,585	7,801
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2035	18,235	19,748
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/2039	1,500	1,530
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/2040	3,299	3,299
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	800	780
	Lee County School Board COP	5.000%	8/1/2031	1,000	1,087
	Lee County School Board COP	5.000%	8/1/2032	1,000	1,096
	Lee County School Board COP	5.000%	8/1/2034	3,500	3,500
	Lee County School Board COP	5.000%	8/1/2035	4,270	4,270
	Lee County School Board COP	5.000%	8/1/2038	1,000	1,071
	Lee County School Board COP	5.000%	8/1/2044	6,000	6,326
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/2043	2,090	2,224
	Manatee County School District (Florida Master Program) COP	5.000%	7/1/2043	10,000	10,607
	Manatee County School District (Florida Master Program) COP	5.000%	7/1/2044	7,775	8,203
	Manatee County School District (Florida Master Program) COP	5.000%	7/1/2045	3,900	4,091
[1]	Marion County School Board COP	5.000%	6/1/2041	10,000	10,503
[1]	Marion County School Board COP	5.000%	6/1/2042	10,000	10,471
[1]	Marion County School Board COP	5.000%	6/1/2043	7,000	7,304
[1]	Marion County School Board COP	5.250%	6/1/2044	18,000	19,106
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	2,085	1,885
	Miami Beach FL GO	3.000%	5/1/2032	4,440	4,265
	Miami Beach FL GO	3.000%	5/1/2033	2,340	2,216
	Miami Beach FL GO	5.000%	5/1/2034	2,920	3,059
	Miami Beach FL GO	5.000%	5/1/2035	4,000	4,181
	Miami Beach FL GO	5.000%	5/1/2036	2,700	2,814
	Miami Beach FL GO	5.000%	5/1/2037	5,695	5,918
	Miami Beach FL GO	5.000%	5/1/2038	5,980	6,192
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2028	1,910	1,921
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2029	2,015	2,027
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2030	1,860	1,871
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2032	1,335	1,343
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2034	2,500	2,515
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2035	4,400	4,426
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2028	1,695	1,737
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2029	3,920	4,012
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2031	2,500	2,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2032	2,230	2,242
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2033	2,400	2,410
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2034	2,555	2,564
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2035	2,760	2,767
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2030	1,215	1,242
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	921
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	1,020	902
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2036	3,500	3,834
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2037	2,225	2,415
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2038	4,140	4,463
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2043	8,005	8,485
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2044	2,820	2,976
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2030	2,630	2,795
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2031	2,765	2,927
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,520	1,533
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	1,430	1,440
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2028	3,010	3,090
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2029	3,160	3,248
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2031	3,495	3,580
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2033	3,865	3,948
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2034	4,060	4,143
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2035	2,000	2,039
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2036	1,735	1,888
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2037	1,250	1,354
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2038	1,500	1,615
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2040	4,235	4,506
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2041	5,450	5,773
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2042	5,880	6,200
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2043	4,000	4,205
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	6,780	7,437
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	10,540	11,562
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	10,215	11,279
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	9,635	10,638
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2035	10,000	11,089
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	2,500	2,776
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	3,000	3,305
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	2,000	2,187
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2041	10,000	10,822
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	8,000	8,406
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	2,500	2,639
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	10,000	10,687
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	3,710	3,879
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	1,500	1,575
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	5,000	5,318
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	4,290	4,457
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	2,000	2,085
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,470	3,475
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	1,885	1,888
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	2,150	2,153
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2031	2,000	2,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	2,550	2,553
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2033	6,450	6,457
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	625	626
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	1,705	1,707
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	5,390	5,397
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	8,210	8,220
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2036	8,620	8,630
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2033	6,785	6,844
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	440	461
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	485	521
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	5,150	5,493
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	1,615	1,627
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	4,005	4,019
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,100	3,089
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2035	2,880	2,890
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,260	1,244
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	4,250	4,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2038	2,250	2,472
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2041	18,195	19,626
	Miami-Dade County FL GO	3.000%	7/1/2032	9,740	9,256
	Miami-Dade County FL GO	3.000%	7/1/2033	10,030	9,450
	Miami-Dade County FL GO	5.000%	7/1/2033	4,710	4,945
	Miami-Dade County FL GO	5.000%	7/1/2037	5,000	5,030
	Miami-Dade County FL GO	5.000%	7/1/2039	6,485	6,698
	Miami-Dade County FL GO	5.000%	7/1/2041	2,170	2,249
	Miami-Dade County FL GO	5.000%	7/1/2044	5,000	5,116
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,870	4,043
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	4,740	4,905
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	2,800	2,888
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2046	5,225	5,369
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2045	6,000	2,366
[5]	Miami-Dade County FL Recreational Revenue VRDO	2.160%	8/6/2026	1,500	1,500
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2029	5,000	4,515
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2031	2,155	1,800
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2032	2,890	2,316
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	3,625	3,786
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	4,915	5,133
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	2,640	1,935
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2035	5,675	5,915
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2036	3,405	3,442
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2036	5,955	6,192
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	3,195	3,314
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	5,000	5,186
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2037	3,000	1,925
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	4,405	4,558
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	6,565	6,793
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2038	27,735	16,697
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	4,625	4,773
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	6,895	7,115
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	18,250	10,396
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2040	7,650	8,115
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	6,610	3,576
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2041	8,035	8,484
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2041	4,100	2,106
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2042	4,795	4,616
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2042	8,435	8,892
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2042	1,795	875
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2042	10,000	4,951
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2043	5,000	5,260
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2044	9,300	9,753
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	5,000	2,180
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2045	2,500	1,029
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	1,230	1,268
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2030	10,965	10,971
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2031	10,000	10,004
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	12,000	12,226
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	5,000	5,290
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	2,630	2,717
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,240
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	5,750	5,944
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	10,000	10,764
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	10,000	10,891
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	11,000	11,024
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	5,260	5,326
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	5,000	5,002
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	7,000	7,061
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	2,650	2,385
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	8,025	8,016
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2036	3,225	3,328
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	7,765	7,749
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2037	5,370	5,529
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2038	4,720	4,850
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	4,285	4,184
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,450	1,402
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	2,395	2,011
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2040	8,500	8,119
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2041	2,500	2,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2042	3,305	3,507
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	5,065	4,133
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	18,845	19,214
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	1,885	1,933
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	2,265	2,342
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	537
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2032	1,000	1,021
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,020	1,033
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,000	1,010
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,675	2,407
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,624
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,088
	Miami-Dade County IDA Charter School Aid Revenue (Mater Academy Projects)	5.000%	6/15/2036	865	902
	Miami-Dade County IDA Charter School Aid Revenue (Mater Academy Projects)	5.000%	6/15/2041	810	826
	Miami-Dade County IDA Charter School Aid Revenue (Mater Academy Projects)	5.000%	6/15/2046	1,075	1,069
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	2,800	2,799
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	3,450	3,296
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	39,895	41,100
	Miami-Dade County School Board GO	5.000%	3/15/2045	11,115	11,721
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2038	4,195	4,202
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	1,080	1,072
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2040	5,000	4,927
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	7,000	6,734
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/2034	55	55
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/2044	1,110	1,116
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2043	4,990	5,296
[4]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	1,735	1,700
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/2044	605	618
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	5,000	5,033
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	5,000	5,123
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,000	5,117
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	4,535	4,636
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,955	4,036
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2032	1,870	2,023
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2034	2,040	2,069
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2036	2,210	2,201
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2038	2,385	2,342
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2039	2,485	2,424
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2040	2,580	2,512
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2041	2,685	2,611
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2029	1,000	1,049
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2033	5,350	5,651
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2035	5,900	6,194
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2036	6,195	6,481
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2037	2,000	1,999
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2037	4,000	4,174
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2038	6,830	7,108
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2039	1,375	1,341
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2039	7,165	7,432
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2043	31,450	32,473
[1]	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2046	1,000	1,033
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	715	715
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.500%	5/15/2045	1,000	1,027
[1]	Okaloosa County School Board COP	5.000%	10/1/2042	4,050	4,289
[1]	Okaloosa County School Board COP	5.000%	10/1/2043	6,560	6,933
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2032	4,455	4,868
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2033	2,825	3,117
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,926
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	460	479
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,055	3,065
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	480	505
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,500	1,505
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	800
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,650	1,778
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,585	1,689
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,000	2,171
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,665	1,783
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,185	5,202
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,070
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,058
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,025	1,086
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,500	1,568
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	2,055	2,126
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,400	1,459
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	990	1,028
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,500	2,611
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,625	2,718
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	4,875	5,000
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,135	3,197
[4,5]	Orange County Health Facilities Authority Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	52,720	52,720
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,935
	Orange County School Board COP, Prere.	5.000%	8/1/2026	21,500	21,500
	Orange Orlando County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2044	27,080	28,679
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2037	3,000	3,090
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2037	8,600	9,288
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2038	3,030	3,114
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2038	5,000	5,367
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2039	5,000	5,335
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	2,285	2,297
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,325	1,361
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2029	2,020	2,067
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2031	5,425	5,540
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2033	2,095	2,135
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2034	5,000	5,091
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2035	3,125	3,179
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2037	2,020	2,049
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,106
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	3,000	3,317
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	650	726
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	1,000	1,116
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	2,000	2,233
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	3,500	3,929
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,110	1,246
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	5,000	5,613
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,100
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	1,000	1,093
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	920	998
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2040	1,200	1,294
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2041	1,700	1,828
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,250	1,339
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,835	1,965
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,000	1,067
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,345	1,435
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2044	1,000	1,062
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	25,240	23,788
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2037	1,100	1,199
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2038	1,000	1,083
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/2029	1,000	1,075
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/2030	1,400	1,536
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/2031	1,625	1,819
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/2031	2,060	2,310
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/2031	3,000	3,379
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2043	3,305	3,507
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2044	3,290	3,473
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2028	1,000	921
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2029	1,410	1,243
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2029	500	518
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2030	1,500	1,265
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2030	600	620
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2031	1,990	1,602
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2031	1,765	1,819
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2032	2,400	1,843
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2032	900	926
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2033	3,670	2,688
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2033	950	975
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2034	1,300	1,331
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2035	1,300	1,327
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	2,535	1,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,300	1,324
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	2,850	1,696
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2037	1,440	1,462
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	3,250	1,822
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	1,705	1,726
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	1,200	1,211
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	615	608
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	3,010	2,971
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2033	6,000	6,009
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2037	7,910	7,920
[4]	Palm Beach County FL College & University Revenue	5.500%	10/1/2045	4,000	4,124
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/2044	11,465	11,540
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	600	632
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,350	1,335
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,035	1,084
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,000	1,045
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,100	1,146
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,510	1,569
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,740	1,648
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,260	1,306
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,125	1,129
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	1,295	1,338
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,150	1,218
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	2,365	2,438
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,515	1,599
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,750	1,799
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	600	606
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,470	1,301
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	2,385	1,876
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2046	1,135	1,135
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2032	260	276
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	800	835
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2037	770	795
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2038	435	447
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2039	400	409
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2040	400	407
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2041	420	427
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2042	560	567
	Palm Beach County School District COP	5.000%	8/1/2038	2,500	2,689
	Palm Beach County School District COP	5.000%	8/1/2039	2,070	2,212
	Palm Beach County School District COP	5.250%	8/1/2039	1,750	1,879
	Palm Beach County School District COP	5.000%	8/1/2040	4,000	4,248
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2034	1,000	1,066
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2037	530	553
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2038	500	519
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2039	1,000	1,032
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/2044	735	742
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	37,500	39,524
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2031	4,000	4,356
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2032	4,000	4,399
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2033	4,245	4,682
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2034	5,000	5,489
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2035	5,000	5,458
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2036	4,420	4,798
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,720	1,881
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	1,365	1,485
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,860	2,012
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,490	3,762
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2041	3,000	3,227
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2042	6,330	6,792
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2043	6,680	7,149
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2042	2,220	2,364
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2043	2,350	2,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2044	2,275	2,403
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2036	2,000	1,823
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2037	3,190	2,868
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/2036	4,825	4,313
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2036	2,945	2,628
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,380	1,382
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/2034	1,000	1,013
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	165	161
	Pinery Community Development District Special Assessment Revenue	5.600%	5/1/2046	485	482
	Polk County FL Utility System Water Revenue	5.000%	10/1/2037	1,810	1,913
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2030	2,210	2,211
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2036	620	689
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2037	600	660
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2039	1,990	2,141
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2040	825	890
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2040	1,570	1,682
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2041	875	936
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2041	1,830	1,958
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2042	825	879
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2045	4,025	4,144
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2038	13,550	13,823
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2027	1,295	1,321
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2035	3,500	3,833
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2036	3,220	3,505
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2037	2,500	2,708
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	275	269
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2036	785	729
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2041	425	365
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/2029	2,000	2,025
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	11,090	11,090
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	4,345	4,348
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,010	5,118
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,500	3,577
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	4,000	4,080
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	9,025	9,041
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,865	14,068
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	16,890	18,650
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	9,000	8,891
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,000	5,063
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	18,165	19,261
	St. Augustine FL Miscellaneous Revenue	5.000%	10/1/2041	5,000	5,069
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2029	670	666
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2030	400	396
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2031	620	610
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2036	3,165	2,977
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2041	4,755	4,175
[1]	St. Johns County School Board COP	5.000%	7/1/2040	1,525	1,628
[1]	St. Johns County School Board COP	5.000%	7/1/2042	5,860	6,215
[1]	St. Johns County School Board COP	5.000%	7/1/2043	3,860	4,081
[1]	St. Johns County School Board COP	5.000%	7/1/2044	2,710	2,852
	St. Lucie County FL Miscellaneous Revenue	4.125%	10/1/2042	2,225	2,219
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2043	2,315	2,302
[4]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	425
[4]	Sunrise Community Development District Special Assessment Revenue	5.625%	5/1/2045	1,700	1,678
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2027	1,600	1,602
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2028	1,550	1,552
	Tampa Bay Water Revenue	5.000%	10/1/2041	2,000	2,154
	Tampa Bay Water Revenue	5.000%	10/1/2043	2,500	2,673
	Tampa Bay Water Revenue	5.000%	10/1/2043	3,500	3,742
	Tampa Bay Water Revenue	5.000%	10/1/2044	2,500	2,657
[10]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	10,010	10,846
	Tampa FL Appropriations Revenue	3.000%	10/1/2035	2,870	2,646
	Tampa FL Appropriations Revenue	2.000%	10/1/2038	3,620	2,724
	Tampa FL Appropriations Revenue	2.000%	10/1/2039	4,815	3,514
	Tampa FL Appropriations Revenue	2.000%	10/1/2040	5,125	3,647
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2030	1,650	1,652
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2032	1,880	1,882
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2033	2,340	2,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2034	2,505	2,508
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2035	1,680	1,682
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2028	290	299
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2029	300	314
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	575	608
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	375	394
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2032	300	314
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2033	275	288
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2034	375	391
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2036	1,075	1,114
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/2037	400	359
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	3,125	3,127
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2039	1,000	941
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2040	1,200	1,228
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	5,220	4,717
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2033	400	302
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2034	3,340	2,407
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	2,320	1,593
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	3,000	1,855
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2039	2,400	1,325
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2040	1,250	653
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2028	2,500	2,504
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	2,500	2,504
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2030	3,705	3,710
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2032	605	612
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2033	625	630
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2034	650	654
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2035	680	683
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2036	705	707
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,730	1,718
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2034	1,285	1,273
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2044	1,000	1,005
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2033	1,000	1,093
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/2033	6,720	6,855
[6]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	5.000%	7/1/2043	8,305	8,889
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/2045	835	840
[4]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/2030	750	750
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	875	875
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	400
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/2037	1,000	1,007
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/2031	1,500	1,417
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/2036	1,000	873
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/2034	985	979
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/2038	900	915
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/2039	2,495	2,401
[4]	Village Community Development District No. 15 Special Assessment Revenue	5.000%	5/1/2043	2,415	2,442
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/2044	1,540	1,475
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2027	1,000	1,024
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2028	1,500	1,535
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2036	3,500	3,829
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2037	4,175	4,535
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2042	4,930	4,974
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2035	400	400
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2036	510	506
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2037	725	711
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2038	750	727
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2039	1,000	947
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	1,185	1,248
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	522
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,485	1,569
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,000	1,045
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,560	1,646
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,000	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2035	1,855	1,931
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	1,720	1,791
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	500	516
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2037	1,805	1,868
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2038	1,415	1,457
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2039	1,340	1,368
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2040	1,340	1,375
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2041	850	864
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2042	1,000	1,014
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2043	2,300	2,329
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2044	2,375	2,400
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/2044	1,190	1,216
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2042	1,000	1,062
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2043	2,455	2,603
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2044	1,550	1,636
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2045	1,505	1,583
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2046	1,750	1,825
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2036	1,000	1,061
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2038	2,000	2,103
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2040	2,250	2,348
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,855	1,939
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,000	1,043
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.500%	5/1/2036	415	392
	Woodlands Section 9 Community Development District Special Assessment Revenue	5.700%	5/1/2046	830	820
					3,371,116
Georgia (3.3%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2036	9,230	9,834
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2037	9,740	10,311
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2039	9,335	9,767
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,000	1,006
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,365	1,368
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	1,280	1,282
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	3,180	3,300
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	11,000	11,359
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	4,400	4,662
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,995	2,081
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,045	1,108
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2039	1,500	1,477
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	5,880	6,252
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,175	3,364
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	6,485	6,845
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,795	1,909
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,415	2,561
	Atlanta GA GO	5.000%	12/1/2039	7,840	8,357
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2026	15,280	15,400
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2038	8,175	9,105
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2043	3,500	3,780
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2044	3,830	4,114
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2045	5,000	5,356
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2047	1,500	1,583
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	6,180	6,351
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,000	4,110
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	3,260	3,350
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,010	4,121
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	14,010	14,397
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	1,000	1,028
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,305	1,302
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	8/1/2044	840	839
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2035	3,065	3,153
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2036	1,020	1,047
	Augusta Housing Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2036	8,000	7,856
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,500	2,619
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,650	1,725
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,850	2,971
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,535	2,635
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,990	3,099
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,335	1,380
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/2043	1,710	1,669

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2029	880	895
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2030	1,080	1,097
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2032	1,435	1,455
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2033	1,595	1,617
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2036	1,000	993
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2037	1,290	1,280
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,355	1,334
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/2032	2,100	1,853
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,215	2,219
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,280	2,284
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,335	1,349
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	6,000	6,014
Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	9,465	9,523
Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,520	4,548
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2033	450	454
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2035	1,245	1,250
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2037	775	767
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2038	680	596
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2039	925	800
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2040	1,000	863
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2039	3,450	3,726
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2041	1,400	1,497
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2042	1,000	1,063
Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2041	600	657
Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2042	1,000	1,089
Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2043	750	813
Cherokee County Board of Education GO	5.000%	8/1/2033	1,780	1,780
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,285	3,289
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,250	3,254
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2030	430	459
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2032	410	440
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2034	470	501
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2035	300	319
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2036	650	644
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2037	715	704
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2038	635	623
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2029	125	129
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2029	230	241
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2031	155	163
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	535	571
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2033	500	526
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	885	954
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2035	375	405
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2036	700	735
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2036	1,250	1,379
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2036	350	378
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2037	300	320
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	670	690
Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	1,250	1,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	275	289
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	5.000%	6/1/2035	1,105	1,122
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.000%	6/1/2045	2,180	2,257
	Cobb County GA Water & Sewerage Water Revenue	3.000%	7/1/2038	1,440	1,264
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	475	484
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	795	810
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	725	736
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	425	431
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	500	505
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	600	604
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	750	749
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2037	800	718
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	790	757
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	500	479
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,188
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,188
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	400	374
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2045	1,500	1,170
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	1,640	1,662
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	1,230	1,246
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	2,250	2,276
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2033	2,620	2,650
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	3,350	3,386
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	2,500	2,526
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	4,300	4,341
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	4,500	4,539
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2041	3,710	3,876
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	2,320	2,415
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2043	3,885	4,007
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2041	2,570	2,827
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2044	1,750	1,901
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2035	1,130	1,173
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2037	8,160	8,421
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2038	9,100	9,362
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2039	9,565	9,808
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	15,000	15,266
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2029	1,280	1,302
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2030	1,020	1,036
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2032	1,000	1,003
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2034	1,100	1,113
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2036	1,160	1,172
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,210	1,264
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2030	1,265	1,338
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2031	1,065	1,123
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2032	1,020	1,073
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2034	1,450	1,454
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2035	1,490	1,490
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2036	1,000	993
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2033	1,800	1,815
	Dalton GA GO	5.000%	2/1/2042	9,000	9,132
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,000	1,049
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	1,000	1,044
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	1,170	1,217
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	630	653
[4]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	8/6/2026	4,820	4,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2032	7,680	8,488
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	1,145	1,249
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	1,060	1,138
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	6,205	6,818
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	5,775	5,638
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2034	3,000	3,147
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	6,170	6,017
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,680	7,547
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/2033	12,700	12,688
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	26,360	25,838
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Willow Branch Apartments Project)	5.000%	7/1/2044	3,500	3,448
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Windmont Pointe Project)	4.000%	7/1/2036	3,935	3,859
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,048
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2034	825	905
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2036	1,400	1,540
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2037	1,100	1,201
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2038	1,365	1,477
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2039	3,625	3,894
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/2033	2,305	2,019
	Fayette County Development Authority Recreational Revenue	5.000%	10/1/2039	1,000	1,043
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2030	400	422
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2033	1,000	1,075
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2034	1,500	1,617
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2035	1,650	1,768
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2036	1,800	1,916
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2037	2,000	2,114
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2038	2,100	2,205
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2040	3,200	3,315
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2041	1,500	1,547
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2042	2,200	2,258
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2043	1,305	1,336
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2044	2,160	2,197
	Forsyth County School District GO	5.000%	2/1/2034	2,535	2,605
	Forsyth County School District GO	5.000%	2/1/2037	2,250	2,303
[12]	Freddie Mac Pool	3.400%	3/1/2038	9,711	9,055
[12]	Freddie Mac Pool	3.700%	9/1/2038	6,554	6,071
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2034	1,160	1,212
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2036	1,015	1,055
	Fulton County Development Authority College & University Revenue	5.000%	8/1/2037	11,000	12,184
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2038	500	542
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2038	1,165	1,204
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2039	685	736
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2043	925	975
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2044	1,000	1,049
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,010	3,014
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,640	2,643
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,600	1,668
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,897
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,750	1,808
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	8,810	9,120
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2037	2,200	2,146
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	3,500	3,380
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	500	507
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	870	881
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2031	900	911
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	4,700	4,748
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,820	2,844
[4]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.000%	7/1/2036	875	904
[4]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.000%	7/1/2041	1,500	1,494
[4]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.250%	7/1/2046	1,460	1,453
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,500	7,506
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	2,955	2,973
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	1,870	1,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2030	1,945	1,955
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2031	2,030	2,036
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2037	8,665	8,780
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2041	13,735	12,576
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,640	2,602
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	5,355	5,203
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,580	2,410
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	8,695	9,303
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2034	18,000	18,966
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	12,095	12,700
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2036	7,715	7,717
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2037	1,500	1,478
	Gainesville School District GO	4.000%	11/1/2035	1,000	1,017
	Gainesville School District GO	4.000%	11/1/2036	1,000	1,012
	Georgia GO	5.000%	7/1/2029	10,730	11,413
	Georgia GO	4.000%	12/1/2030	10,640	11,134
	Georgia GO	5.000%	1/1/2031	11,165	12,154
	Georgia GO	5.000%	7/1/2031	10,955	11,381
	Georgia GO	5.000%	1/1/2032	14,420	15,899
	Georgia GO	3.000%	2/1/2034	18,760	18,012
	Georgia GO	5.000%	7/1/2039	27,065	30,147
	Georgia GO	5.000%	7/1/2044	34,875	37,871
	Georgia GO	5.000%	7/1/2045	36,530	39,468
	Georgia GO	5.000%	7/1/2046	15,030	16,124
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2044	4,195	4,238
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2029	1,140	1,195
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2030	1,225	1,279
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2031	1,385	1,443
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2032	1,450	1,508
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2033	1,200	1,246
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2034	2,295	2,378
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2035	925	957
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2036	1,145	1,182
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2037	1,115	1,148
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2038	1,150	1,181
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2033	2,000	2,013
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2035	2,305	2,304
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2036	1,000	991
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2037	1,500	1,475
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2038	710	595
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2039	730	594
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2040	500	392
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2029	500	517
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	890	916
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	1,655	1,708
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	750	771
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	600	618
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	800	821
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	500	514
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	9,000	9,249
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	2,560	2,632
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	2,225	2,277
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	725	744
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2035	340	370
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	1,300	1,328
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	2,055	2,105
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	660	714
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	650	703
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	1,350	1,376
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	2,420	2,474
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2037	545	586
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	1,455	1,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	2,355	2,403
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	1,480	1,572
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	750	802
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	500	535
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2039	2,100	2,137
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	1,620	1,709
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	620	659
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,200	1,259
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,000	1,059
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	700	741
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,055	1,111
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,170	1,233
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,360	1,418
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,000	1,050
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,275	1,339
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,010	1,058
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,000	1,047
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	90	90
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2035	1,250	1,327
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	3,330	3,523
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2039	1,560	1,517
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2040	1,250	1,196
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	7,365	7,778
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	4,000	4,213
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	5,840	6,035
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	565	575
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	4,365	4,368
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	12,110	12,113
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	1,800	1,717
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2036	1,325	1,249
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2037	750	706
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2038	2,250	2,062
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	500	506
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	1,000	1,012
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	1,250	1,263
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	2,300	2,322
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,100	2,118
	Gwinnett County School District GO	5.000%	8/1/2027	15,615	15,986
	Gwinnett County School District GO	5.000%	2/1/2039	15,000	15,483
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2030	5,375	5,408
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2034	10,000	10,061
	Jackson County GA School District GO	5.000%	3/1/2036	3,000	3,362
	Jackson County GA School District GO	5.000%	3/1/2037	4,870	5,418
	Jackson County GA School District GO	5.000%	3/1/2038	5,000	5,524
	Jackson County GA School District GO	5.000%	3/1/2039	5,000	5,483
	Jackson County GA School District GO	5.000%	3/1/2040	2,400	2,609
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	835	847
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,265	1,191
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	10/1/2033	50,445	52,819
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	35,000	36,336
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2029	4,000	4,142
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2032	850	900
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2033	1,050	1,075
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	2,770	2,919
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	7,055	7,411
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2037	2,335	2,442
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2038	2,615	2,719
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	19,500	19,672
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	122,875	123,502
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	94,245	97,062
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	57,085	57,317
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	146,450	153,180
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	138,205	145,145
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	51,550	53,653
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	8,840	9,288
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	111,445	117,330
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	83,485	87,937
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	211,610	219,954
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	83,560	88,507
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100,190	106,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	105,345	109,783
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	3,730	3,341
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	8,000	7,166
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,809
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,000	1,719
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,055	1,766
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2039	1,000	1,080
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2040	3,000	2,535
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2041	4,000	3,319
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2042	1,000	817
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2030	700	749
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2033	850	913
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2034	1,000	1,070
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2035	2,100	2,239
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2036	1,000	994
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2037	2,300	2,282
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	5,135	5,166
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,750	1,638
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,565	1,618
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	9,705	10,714
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2031	475	501
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2032	400	424
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,755	11,871
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2033	550	582
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	55,000	60,779
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,465	6,090
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2034	400	402
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2035	500	501
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	12,410	13,891
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	11,555	12,837
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2038	115	112
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	11,480	11,921
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	10,000	11,131
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2040	8,545	9,467
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	20,710	22,840
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	6,820	7,497
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	10,000	10,948
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	6,560	7,146
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,310	5,757
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	350	368
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2030	125	133
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	150	160
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2038	1,400	1,378
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2039	1,300	1,264
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2041	1,650	1,551
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2035	2,125	2,128
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	2,395	2,313
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	250	248
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,384
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	4,290	4,541
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,211
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	7,000	7,546
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,300	2,462
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,300	2,441
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2032	1,055	1,112
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2035	1,265	1,323
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/2038	675	665

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	853
				2,883,858
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2030	100	106
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2031	100	107
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2032	100	107
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2033	100	108
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2034	100	108
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2035	150	161
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	100	106
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2038	125	131
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2039	125	130
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2040	100	104
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2041	150	154
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2042	100	103
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	100	102
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2027	600	610
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	1,000	1,011
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	2,065	2,086
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	1,000	1,044
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,250	1,316
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,062
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,330	1,412
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	1,325	1,416
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	3,000	3,207
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	198
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	2,000	2,149
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	3,100	3,330
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	365	392
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,475	1,592
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,800	1,942
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	421
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	1,600	1,718
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	330
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	2,450	2,611
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	180	193
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	2,350	2,488
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	625	666
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	665	703
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	680	724
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	1,875	1,983
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	1,640	1,719
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	595	624
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	745	792
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2044	1,000	1,022
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	600	636
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,273
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	795	840
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2028	750	775
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2029	750	783
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	625	658
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	2,000	2,066
Guam Income Tax Revenue	5.000%	12/1/2031	4,000	4,007
Guam Income Tax Revenue	5.000%	12/1/2034	750	751
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	625	654
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	850	888
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,375	1,449
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	875	921
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,615	1,710
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,485	2,644
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	3,400	3,629
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	2,485	2,656
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,650	3,591
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	2,085	2,214
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	1,585	1,699
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	2,365	2,518
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2039	1,000	1,057
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2040	1,000	1,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	6,000	5,611
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,225	1,228
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,080	2,085
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	1,230	1,252
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,795	3,862
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	5,165	5,251
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,615	3,723
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	5,425	5,508
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,440	4,615
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	500	520
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	5,695	5,775
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	7,520	7,866
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	9,775	10,283
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,052
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	5,380	5,445
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	3,570	3,775
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	4,250	4,475
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,675	1,775
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	1,825	1,844
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	3,945	4,148
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	750	797
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	2,690	2,715
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	1,350	1,417
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	3,815	3,846
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	530
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,034
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	115
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	365	379
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	383
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2042	985	1,014
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,685	1,719
				176,800
Hawaii (0.4%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2035	16,565	16,760
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2036	27,670	27,895
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2037	4,505	4,525
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	25,000	25,023
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2039	15,000	14,871
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,690	1,819
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	3,300	3,551
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,890	2,026
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	3,500	3,751
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,135
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,000	3,202
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,717
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,250	3,452
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,500	3,700
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,250	3,436
Hawaii County HI GO	5.000%	9/1/2041	790	854
Hawaii County HI GO	5.000%	9/1/2042	1,000	1,077
Hawaii County HI GO	5.000%	9/1/2043	1,500	1,609
Hawaii County HI GO	5.000%	9/1/2044	1,150	1,227
Hawaii County HI GO	5.250%	9/1/2045	1,000	1,090
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,695	6,179
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	4,325	4,651
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	6,320	6,759
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	7,500	7,972
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,315	3,507
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,240	2,359
Hawaii GO	4.000%	4/1/2030	2,190	2,192
Hawaii GO	4.000%	5/1/2030	13,815	13,921
Hawaii GO	4.000%	10/1/2030	1,885	1,887
Hawaii GO	4.000%	4/1/2031	1,410	1,411
Hawaii GO	4.000%	10/1/2031	5,000	5,005
Hawaii GO	4.000%	10/1/2032	2,000	2,002
Hawaii GO	5.000%	1/1/2033	10,750	11,038
Hawaii GO	5.000%	1/1/2034	8,745	8,972
Hawaii GO	5.000%	1/1/2036	22,430	22,957
Hawaii GO	5.000%	1/1/2036	13,000	13,487

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	5.000%	1/1/2038	2,480	2,561
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,003
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,305	1,306
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,750	1,774
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	9,195	9,716
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2037	640	577
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2038	1,945	1,722
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2041	2,130	1,817
Honolulu HI City & County GO	4.000%	7/1/2034	1,405	1,424
Honolulu HI City & County GO	5.000%	9/1/2034	8,035	8,202
Honolulu HI City & County GO	3.000%	7/1/2037	1,995	1,800
Honolulu HI City & County GO	3.000%	7/1/2037	2,030	1,832
Honolulu HI City & County GO	4.000%	7/1/2039	2,560	2,536
Honolulu HI City & County GO	5.000%	7/1/2039	1,000	1,076
Honolulu HI City & County GO	4.000%	7/1/2040	1,000	982
Honolulu HI City & County GO	5.000%	7/1/2040	605	649
Honolulu HI City & County GO	5.000%	9/1/2040	4,830	4,941
Honolulu HI City & County GO	5.000%	7/1/2041	1,000	1,069
Honolulu HI City & County GO	5.000%	7/1/2041	890	959
Honolulu HI City & County GO	5.000%	7/1/2042	1,000	1,065
Honolulu HI City & County GO	5.000%	7/1/2042	650	698
Honolulu HI City & County GO	5.000%	7/1/2043	1,000	1,062
Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,059
Honolulu HI City & County GO	5.000%	7/1/2048	1,870	1,942
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	6,775	7,480
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	7,605	8,472
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	3,575	4,002
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2035	8,020	8,037
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	8,250	9,283
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,000	3,065
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	5,275	5,892
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	3,315	3,673
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	14,000	15,402
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2040	2,000	2,145
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2043	4,920	5,264
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2044	6,425	6,830
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2046	1,900	2,045
Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/2042	4,000	3,884
Maui County HI GO	2.000%	3/1/2039	2,365	1,775
Maui County HI GO	2.000%	3/1/2040	2,425	1,771
Maui County HI GO	2.000%	3/1/2041	1,485	1,053
University of Hawaii College & University Revenue	3.000%	10/1/2034	3,535	3,319
University of Hawaii College & University Revenue	4.000%	10/1/2035	1,845	1,866
University of Hawaii College & University Revenue	3.000%	10/1/2036	2,845	2,617
				389,666
Idaho (0.2%)
Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/2039	1,265	1,326
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2039	750	800
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2040	2,550	2,714
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2042	2,175	2,306
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2043	1,000	1,057
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	4,060	4,191
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2029	4,810	5,009
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2030	4,525	4,696
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2041	4,200	4,400
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	2,955	3,068
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2044	7,505	7,758
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,180	15,188
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	23,555	25,503
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/2034	4,425	4,426
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2036	1,000	1,004
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2037	1,250	1,247
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2027	5,655	5,783
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2041	2,900	3,133
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2042	2,920	3,142
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2043	2,380	2,550
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2044	3,040	3,241
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2045	3,250	3,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/2053	13,535	14,370
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	10,625	11,556
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,555	6,165
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,050	2,264
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	14,000	15,291
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	8,710	9,695
[2]	University of Idaho College & University Revenue	5.000%	4/1/2034	1,735	1,832
[2]	University of Idaho College & University Revenue	5.000%	4/1/2036	1,915	2,010
[2]	University of Idaho College & University Revenue	5.000%	4/1/2038	1,000	1,043
[2]	University of Idaho College & University Revenue	4.000%	4/1/2040	1,150	1,120
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2036	1,170	1,297
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2037	1,125	1,239
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2041	1,250	1,362
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2042	1,000	1,085
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2044	2,000	2,188
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2045	1,000	1,088
					179,596
Illinois (5.7%)
[1]	Adams County School District No. 172 GO	5.000%	2/1/2029	130	136
[1]	Adams County School District No. 172 GO	5.000%	2/1/2030	150	159
[1]	Adams County School District No. 172 GO	5.000%	2/1/2039	835	886
[1]	Adams County School District No. 172 GO	5.000%	2/1/2040	850	897
	Aurora IL GO	5.000%	12/30/2043	4,685	4,885
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2028	1,085	1,092
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2029	2,734	2,747
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2033	2,100	2,151
	Champaign IL GO	5.000%	12/15/2039	1,530	1,620
	Champaign IL GO	5.000%	12/15/2040	1,090	1,151
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	2,430	2,376
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	1,700	1,839
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	9,505	9,622
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	2,000	2,156
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	8,070	8,166
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	5,805	6,220
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	2,320	2,346
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2036	4,105	4,383
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	11,500	11,658
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2037	9,775	10,375
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	5,035	5,236
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2039	2,750	2,895
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2040	4,100	4,301
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	6,025	6,207
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	5,270	5,559
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	6,190	6,515
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	1,700	1,730
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2034	1,535	1,559
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	1,615	1,637
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	1,535	1,550
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	1,700	1,711
[10]	Chicago Board of Education GO	0.000%	12/1/2026	5,990	5,921
[1]	Chicago Board of Education GO	5.000%	12/1/2026	3,560	3,581
	Chicago Board of Education GO	5.000%	12/1/2026	4,340	4,350
	Chicago Board of Education GO	5.000%	12/1/2026	5,000	5,012
	Chicago Board of Education GO	0.000%	12/1/2027	1,290	1,230
	Chicago Board of Education GO	4.000%	12/1/2027	7,175	7,150
[1]	Chicago Board of Education GO	5.000%	12/1/2027	2,750	2,812
	Chicago Board of Education GO	5.000%	12/1/2027	1,000	1,009
	Chicago Board of Education GO	5.000%	12/1/2027	1,625	1,640
[1]	Chicago Board of Education GO	5.000%	12/1/2027	6,060	6,197
[10]	Chicago Board of Education GO	0.000%	12/1/2028	10,685	9,799
[10]	Chicago Board of Education GO	0.000%	12/1/2028	4,530	4,154
[1]	Chicago Board of Education GO	5.000%	12/1/2028	4,250	4,429
	Chicago Board of Education GO	5.000%	12/1/2028	11,100	11,262
	Chicago Board of Education GO	5.000%	12/1/2028	4,000	4,058
[10]	Chicago Board of Education GO	0.000%	12/1/2029	465	409
[10]	Chicago Board of Education GO	0.000%	12/1/2029	410	361
[1,9]	Chicago Board of Education GO	0.000%	12/1/2029	1,165	1,035
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,500	2,595
	Chicago Board of Education GO	5.000%	12/1/2029	9,625	9,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/2029	2,200	2,235
[10]	Chicago Board of Education GO	0.000%	12/1/2030	1,610	1,355
[10]	Chicago Board of Education GO	0.000%	12/1/2030	20,775	17,487
[9,10]	Chicago Board of Education GO	0.000%	12/1/2030	12,780	10,757
	Chicago Board of Education GO	5.000%	12/1/2030	1,180	1,195
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,500	1,552
	Chicago Board of Education GO	5.000%	12/1/2030	6,750	6,862
	Chicago Board of Education GO	5.000%	12/1/2030	5,535	5,565
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,040	1,076
[13]	Chicago Board of Education GO	5.500%	12/1/2030	115	120
[10]	Chicago Board of Education GO	0.000%	12/1/2031	23,775	19,114
[9,10]	Chicago Board of Education GO	0.000%	12/1/2031	10,000	8,166
[1]	Chicago Board of Education GO	5.000%	12/1/2031	535	552
	Chicago Board of Education GO	5.000%	12/1/2031	600	606
	Chicago Board of Education GO	5.000%	12/1/2031	1,750	1,773
	Chicago Board of Education GO	5.500%	12/1/2031	16,265	17,046
	Chicago Board of Education GO	5.000%	12/1/2032	1,610	1,621
	Chicago Board of Education GO	5.000%	12/1/2032	10,100	10,192
	Chicago Board of Education GO	5.500%	12/1/2032	5,930	6,232
	Chicago Board of Education GO	5.000%	12/1/2033	2,155	2,168
	Chicago Board of Education GO	5.000%	12/1/2033	9,000	9,089
	Chicago Board of Education GO	5.500%	12/1/2033	3,240	3,412
	Chicago Board of Education GO	5.000%	12/1/2034	700	701
	Chicago Board of Education GO	5.000%	12/1/2034	2,000	2,002
	Chicago Board of Education GO	5.000%	12/1/2034	12,835	12,873
	Chicago Board of Education GO	5.000%	12/1/2034	1,360	1,361
	Chicago Board of Education GO	5.500%	12/1/2034	9,000	9,477
[1]	Chicago Board of Education GO	5.000%	12/1/2035	900	921
	Chicago Board of Education GO	5.000%	12/1/2035	2,750	2,748
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	999
	Chicago Board of Education GO	5.250%	12/1/2035	5,500	5,580
	Chicago Board of Education GO	5.500%	12/1/2035	8,940	9,400
	Chicago Board of Education GO	5.000%	12/1/2036	1,000	990
	Chicago Board of Education GO	5.250%	12/1/2036	13,845	13,956
	Chicago Board of Education GO	5.500%	12/1/2036	30,000	31,294
	Chicago Board of Education GO	4.000%	12/1/2037	27,630	24,217
	Chicago Board of Education GO	5.500%	12/1/2037	11,650	11,990
	Chicago Board of Education GO	4.000%	12/1/2038	20,000	17,469
	Chicago Board of Education GO	5.000%	12/1/2038	3,000	2,911
	Chicago Board of Education GO	5.500%	12/1/2038	13,985	14,305
	Chicago Board of Education GO	4.000%	12/1/2039	4,000	3,484
	Chicago Board of Education GO	6.000%	12/1/2039	14,275	15,124
	Chicago Board of Education GO	6.000%	12/1/2039	3,500	3,708
	Chicago Board of Education GO	4.000%	12/1/2040	13,425	11,587
	Chicago Board of Education GO	4.000%	12/1/2041	9,425	8,091
	Chicago Board of Education GO	5.000%	12/1/2041	1,100	1,038
	Chicago Board of Education GO	4.000%	12/1/2042	17,250	14,605
	Chicago Board of Education GO	6.000%	12/1/2042	15,220	15,941
	Chicago Board of Education GO	4.000%	12/1/2043	2,000	1,670
	Chicago Board of Education GO	6.000%	12/1/2043	12,225	12,767
	Chicago Board of Education GO	6.000%	12/1/2043	11,295	11,796
	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,449
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2027	3,765	3,796
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2028	2,000	2,055
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,250	1,280
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	1,250	1,276
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2033	1,885	1,917
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2034	4,205	4,280
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2036	6,140	6,234
	Chicago IL (Housing & Economic Development Projects) GO	5.500%	1/1/2040	800	823
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2042	1,475	1,575
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2045	1,760	1,854
	Chicago IL GO	5.000%	1/1/2027	6,555	6,586
	Chicago IL GO	5.000%	1/1/2028	5,125	5,203
	Chicago IL GO	5.000%	1/1/2028	5,440	5,523
	Chicago IL GO	5.000%	1/1/2029	3,000	3,066
	Chicago IL GO	5.000%	1/1/2029	26,350	26,926
	Chicago IL GO	5.000%	1/1/2030	9,540	9,782
[10]	Chicago IL GO	0.000%	1/1/2031	875	736
	Chicago IL GO	5.000%	1/1/2031	1,300	1,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/2031	9,120	9,351
	Chicago IL GO	4.000%	1/1/2032	6,990	6,835
	Chicago IL GO	5.000%	1/1/2032	800	814
	Chicago IL GO	5.000%	1/1/2032	3,680	3,777
	Chicago IL GO	4.000%	1/1/2033	1,525	1,478
	Chicago IL GO	5.000%	1/1/2033	1,500	1,528
	Chicago IL GO	5.000%	1/1/2033	1,000	1,022
	Chicago IL GO	5.000%	1/1/2033	37,210	38,192
	Chicago IL GO	5.000%	1/1/2034	5,290	5,389
	Chicago IL GO	5.000%	1/1/2034	20,585	21,103
	Chicago IL GO	4.000%	1/1/2035	1,060	1,005
	Chicago IL GO	4.000%	1/1/2035	16,790	15,913
	Chicago IL GO	4.000%	1/1/2035	1,285	1,218
	Chicago IL GO	5.000%	1/1/2035	2,315	2,350
	Chicago IL GO	5.000%	1/1/2035	6,000	6,132
	Chicago IL GO	5.500%	1/1/2035	7,000	7,153
	Chicago IL GO	4.000%	1/1/2036	2,570	2,403
	Chicago IL GO	4.000%	1/1/2037	1,461	1,345
	Chicago IL GO	4.000%	1/1/2038	6,228	5,643
	Chicago IL GO	5.250%	1/1/2038	1,250	1,266
	Chicago IL GO	5.250%	1/1/2038	8,110	8,214
[10]	Chicago IL GO	0.000%	1/1/2039	25,420	14,050
	Chicago IL GO	5.500%	1/1/2039	13,500	13,829
	Chicago IL GO	5.500%	1/1/2039	7,190	7,365
	Chicago IL GO	5.000%	1/1/2040	520	508
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020
	Chicago IL GO	5.000%	1/1/2041	6,375	6,228
	Chicago IL GO	5.000%	1/1/2041	3,080	3,009
	Chicago IL GO	5.500%	1/1/2041	5,350	5,466
	Chicago IL GO	5.500%	1/1/2041	10,000	10,216
	Chicago IL GO	6.000%	1/1/2042	2,000	2,136
	Chicago IL GO	5.000%	1/1/2043	34,580	33,334
	Chicago IL GO	5.500%	1/1/2043	500	503
	Chicago IL GO	4.000%	1/1/2044	1,333	1,105
	Chicago IL GO	5.000%	1/1/2044	500	477
	Chicago IL GO	5.000%	1/1/2044	38,525	36,741
	Chicago IL GO	6.000%	1/1/2044	1,670	1,768
	Chicago IL GO	5.000%	1/1/2045	22,895	21,602
	Chicago IL GO	6.000%	1/1/2045	1,195	1,258
[2]	Chicago IL GO	6.000%	1/1/2046	9,000	9,704
	Chicago IL GO, ETM	5.000%	1/1/2027	2,445	2,467
	Chicago IL GO, ETM	5.000%	1/1/2028	875	902
	Chicago IL GO, ETM	5.000%	1/1/2028	2,560	2,638
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,545	2,566
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	3,330	3,358
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	9,030	9,105
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	13,495	14,083
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,350	3,612
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2038	1,000	1,071
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	2,000	2,127
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,051
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	2,545	2,668
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2043	2,500	2,614
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2044	2,000	2,081
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	7,050	7,217
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,040	2,184
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	5,000	5,438
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,765	1,909
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	5,155	5,600
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	3,170	3,433
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	1,000	1,083
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	10,000	10,900
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	3,000	3,051
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	1,000	1,065
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	10,000	10,623
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2038	1,500	1,519
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	1,500	1,575
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	8,930	8,645
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2040	11,250	11,738
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2041	5,720	5,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2042	9,000	9,336
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2043	9,000	9,312
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2043	4,000	4,155
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	9,000	9,267
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	3,600	3,720
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2045	2,145	2,207
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2046	4,385	4,482
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2047	2,895	2,943
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	3.220%	8/3/2026	2,000	2,000
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,286
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,000	3,263
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	4,000	4,320
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,635	4,970
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	5,000	5,289
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	5,100	5,375
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	7,820	8,209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	32,400	32,700
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,035	1,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,010	2,029
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,560	2,686
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,294
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,545	1,559
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	900	958
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	2,500	2,662
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,850	10,623
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,890	11,862
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	4,370	4,796
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	20,930	22,038
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	6,200	6,528
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	8,390	9,261
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	35,915	36,051
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,000	5,019
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	6,200	6,501
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	17,000	16,969
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	5,780	5,769
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,094
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,300	1,387
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,000	1,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	14,500	14,299
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	10,000	10,046
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	12,790	12,865
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,035	3,121
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,330	1,422
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	3,000	3,075
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,000	5,287
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,285	2,430
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,750	2,957
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	7,000	7,365
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	2,100	2,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	20,000	21,671
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2039	1,195	1,275
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	2,500	2,638
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	12,135	12,953
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2041	1,955	2,061
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2042	5,000	4,782
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	3,725	3,917
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,470	1,545
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2043	15,630	14,819
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	3,590	3,762
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	7,250	7,656
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,660	1,739
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	2,715	2,534
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2044	5,325	5,595
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	4,250	4,518
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2045	5,145	5,381
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	4,000	4,157
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	21,000	21,491
	Chicago Park District GO	5.000%	1/1/2027	2,085	2,103
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,009
	Chicago Park District GO	5.000%	1/1/2028	1,420	1,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/2028	1,140	1,174
[2]	Chicago Park District GO	5.000%	1/1/2030	4,500	4,620
	Chicago Park District GO	4.000%	1/1/2031	1,250	1,266
	Chicago Park District GO	4.000%	1/1/2031	505	511
[2]	Chicago Park District GO	5.000%	1/1/2031	5,570	5,713
[2]	Chicago Park District GO	5.000%	1/1/2031	1,600	1,641
[2]	Chicago Park District GO	5.000%	1/1/2032	5,545	5,681
[2]	Chicago Park District GO	5.000%	1/1/2032	5,000	5,123
[2]	Chicago Park District GO	5.000%	1/1/2032	1,750	1,851
[2]	Chicago Park District GO	5.000%	1/1/2033	1,720	1,761
[2]	Chicago Park District GO	5.000%	1/1/2033	5,140	5,261
[2]	Chicago Park District GO	5.000%	1/1/2033	2,620	2,682
[2]	Chicago Park District GO	5.000%	1/1/2033	3,455	3,646
[2]	Chicago Park District GO	4.000%	1/1/2034	1,375	1,384
[2]	Chicago Park District GO	5.000%	1/1/2034	1,640	1,677
[2]	Chicago Park District GO	4.000%	1/1/2035	2,240	2,248
	Chicago Park District GO	4.000%	1/1/2035	5,000	4,990
[2]	Chicago Park District GO	5.000%	1/1/2035	1,775	1,813
[2]	Chicago Park District GO	5.000%	1/1/2035	2,715	2,852
	Chicago Park District GO	4.000%	1/1/2036	1,000	991
[2]	Chicago Park District GO	4.000%	1/1/2036	1,500	1,501
[2]	Chicago Park District GO	5.000%	1/1/2037	1,000	1,043
	Chicago Park District GO	5.000%	1/1/2038	400	427
	Chicago Park District GO	5.000%	1/1/2038	4,000	4,272
[2]	Chicago Park District GO	5.000%	1/1/2039	2,000	2,075
	Chicago Park District GO	5.000%	1/1/2039	1,400	1,465
	Chicago Park District GO	5.000%	1/1/2039	1,000	1,061
	Chicago Park District GO	5.000%	1/1/2040	1,000	1,042
	Chicago Park District GO	5.000%	1/1/2040	650	686
	Chicago Park District GO	5.000%	1/1/2041	3,370	3,493
	Chicago Park District GO	5.000%	1/1/2041	650	681
[2]	Chicago Park District GO	4.000%	1/1/2042	4,595	4,369
	Chicago Park District GO	5.000%	1/1/2042	400	418
	Chicago Park District GO	5.000%	1/1/2043	480	500
	Chicago Park District GO	5.000%	1/1/2044	500	518
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2030	100	107
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2032	460	501
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	4,000	4,254
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	11,805	12,438
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	3,625	3,838
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	19,440	20,397
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	2,250	2,372
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	22,760	23,787
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	1,550	1,618
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	325	337
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,056
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,205	1,285
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,515	1,630
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2032	1,895	2,054
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2033	2,750	2,999
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2034	2,000	2,170
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2035	2,000	2,156
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2036	2,370	2,537
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2037	1,500	1,595
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2038	2,000	2,112
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2039	2,500	2,623
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	4,400	4,595
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	5,885	6,101
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	2,220	2,292
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2043	500	526
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2044	600	631
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2036	575	622
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2037	1,250	1,345
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2038	750	801
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2039	750	796
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2040	875	924
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2041	800	841
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2040	2,670	2,671
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2041	2,780	2,738
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2042	2,895	2,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2043	3,015	2,938
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2044	2,855	2,747
[1]	Cook County IL GO	5.000%	11/15/2026	2,500	2,516
	Cook County IL GO	5.000%	11/15/2031	2,000	2,010
	Cook County IL GO	5.000%	11/15/2033	1,390	1,479
	Cook County IL GO	5.000%	11/15/2033	1,425	1,555
	Cook County IL GO	5.000%	11/15/2034	1,180	1,185
	Cook County IL GO	5.000%	11/15/2035	1,025	1,029
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	750	771
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	1,000	1,046
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	320	344
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	630	684
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	750	814
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	350	383
	Cook County IL Sales Tax Revenue	5.000%	11/15/2033	3,150	3,215
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	3,920	4,099
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	4,000	3,788
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	2,000	1,862
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	2,750	2,562
	Cook County IL Sales Tax Revenue	5.000%	11/15/2041	1,745	1,831
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,600	1,671
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	3,250	3,395
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,500	2,603
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,250	2,372
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,950	2,021
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	5,610	5,879
[6]	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,515	1,580
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	2,000	2,084
[6]	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	1,470	1,528
[6]	Cook County IL Sales Tax Revenue	5.250%	11/15/2046	1,165	1,230
	Cook County IL Sales Tax Sales Tax Revenue	5.000%	11/15/2037	1,720	1,841
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2036	575	620
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2040	385	406
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2041	470	493
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2042	800	835
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2044	1,375	1,420
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2045	1,100	1,133
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/2040	1,570	1,482
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2044	2,410	2,552
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2046	5,190	5,422
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2032	1,255	1,191
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2033	1,280	1,204
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2035	1,000	907
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2038	720	624
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/2028	1,170	1,195
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	2,860	2,704
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2033	14,620	13,639
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2034	15,405	14,144
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2035	13,720	12,391
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2036	17,065	15,225
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2041	10,570	11,083
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	9,425	9,894
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	10,445	10,916
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/2034	2,815	2,824
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	4.000%	1/15/2041	6,385	5,998
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	655	722
	DuPage County Forest Preserve District GO	5.000%	11/1/2033	900	1,001
	DuPage County School District No. 58 Downers Grove GO	5.250%	12/15/2040	4,650	4,995
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2041	3,500	3,889
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2042	7,500	8,315
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2043	7,035	7,783
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2044	10,000	11,005
	Elmhurst Park District GO	5.000%	12/15/2040	500	535
	Elmhurst Park District GO	5.000%	12/15/2041	250	267
	Elmhurst Park District GO	5.000%	12/15/2042	1,000	1,062
	Elmhurst Park District GO	5.000%	12/15/2043	1,160	1,226
	Elmhurst Park District GO	5.000%	12/15/2044	1,275	1,341
[4]	Elwood IL GO	6.250%	3/1/2044	12,045	12,785
	Evanston IL GO	3.500%	12/1/2038	2,000	1,823
[2]	Evanston IL GO	3.500%	12/1/2039	2,000	1,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/2043	2,180	2,258
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,096
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,010
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2034	685	744
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	10,355	10,314
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	13,895	12,742
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	970	947
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	1,130	1,127
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	600	596
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	2,030	2,035
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	580	571
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2030	700	692
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	1,010	1,013
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	500	487
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2031	860	830
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	9,000	9,795
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	525	474
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2033	350	310
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	6,500	7,173
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2034	1,100	1,063
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2034	1,320	1,276
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2035	2,500	2,211
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,001
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	2,750	2,645
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,279
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	230	187
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,250	1,357
	Illinois Finance Authority College & University Revenue	5.500%	10/1/2039	1,050	1,078
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2041	1,000	1,074
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2042	1,250	1,339
	Illinois Finance Authority College & University Revenue	5.500%	10/1/2042	1,300	1,314
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2043	2,375	2,533
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	1,300	1,381
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	1,600	1,692
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2041	2,000	1,752
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2043	2,125	1,834
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	16,500	16,689
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	645	646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	13,750	13,899
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	610	629
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,250	1,256
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,920	1,936
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,037
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	2,250	2,313
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,000	1,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,055	2,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,550	1,561
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	490	516
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,300	2,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,000	1,033
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,455	3,547
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	470	497
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	2,555	2,557
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	14,445	15,221
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	10,000	10,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	670	664
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	515	546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	2,190	2,190
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,000	1,031
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	523
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	215	229
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,065	2,065
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	10,000	10,080
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,725	1,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	2,000	1,992
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	525	525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,171
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,300	2,376
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	500	520
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	650	703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2034	1,325	1,240
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,000	2,109
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	670	725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	17,470	18,778
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	600	574
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	1,375	1,487
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	5,585	5,518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	850	877
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	705	762
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	540	532
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	7,605	7,797
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2036	470	508
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	5,810	5,678
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	7,750	8,315
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	740	796
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	7,380	7,547
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	2,000	2,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,000	3,871
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,500	2,483
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	959
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	4,650	4,481
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	6,285	6,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,375	2,268
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	3,850	4,026
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	5,640	5,307
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,675	1,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,195
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,218
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2040	5,200	4,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,465	2,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	12,925	13,386
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	5,545	5,164
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	5	5
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	14,630	14,680
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,000	1,044
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	800	787
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	7,065	6,622
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,000	927
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,750	1,619
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	14,810	15,292
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	775	806
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	5,000	4,680
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	4,220	4,266
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	655	679
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	7,640	7,083
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,000	1,031
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2045	2,250	2,311
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	1,900	1,942
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	11/1/2046	1,855	1,851
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	11,100	11,228
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,385	14,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	3,515	3,567
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,515	2,645
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	13,970	15,064
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	5,405	5,919
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	22,135	24,267
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	5,400	5,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	5,000	5,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,430	6,489
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,500	6,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	1,275	1,284
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	644
[4]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/2039	1,500	1,545
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2044	3,520	3,464
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,420	1,466
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	615
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	267
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,485	1,607
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	996
	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,725	3,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	5,035	5,551
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,000	2,205
Illinois Finance Authority Water Revenue	5.000%	1/1/2034	8,265	9,187
Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,060	1,110
Illinois Finance Authority Water Revenue	5.000%	1/1/2035	2,250	2,515
Illinois Finance Authority Water Revenue	5.000%	1/1/2035	6,310	7,054
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	2,405	2,683
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	5,290	5,901
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	1,000	1,115
Illinois Finance Authority Water Revenue	4.000%	7/1/2038	1,335	1,311
Illinois Finance Authority Water Revenue	4.000%	7/1/2039	15,500	14,930
Illinois Finance Authority Water Revenue	4.000%	7/1/2040	6,020	5,698
Illinois Finance Authority Water Revenue	4.000%	7/1/2041	8,640	8,084
Illinois Finance Authority Water Revenue	5.000%	7/1/2041	7,500	8,066
Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,985	4,269
Illinois Finance Authority Water Revenue	5.000%	7/1/2043	2,010	2,144
Illinois Finance Authority Water Revenue	5.000%	7/1/2044	1,500	1,592
Illinois GO	5.000%	1/1/2027	7,500	7,512
Illinois GO	5.000%	7/1/2027	19,050	19,405
Illinois GO	5.000%	9/1/2027	3,775	3,857
Illinois GO	5.000%	10/1/2027	2,690	2,753
Illinois GO	5.000%	11/1/2027	1,725	1,733
Illinois GO	5.000%	11/1/2027	5,330	5,465
Illinois GO	5.000%	12/1/2027	10,560	10,842
Illinois GO	5.000%	2/1/2028	11,305	11,421
Illinois GO	5.000%	10/1/2028	4,000	4,166
Illinois GO	5.000%	11/1/2028	42,580	43,610
Illinois GO	5.000%	11/1/2028	1,195	1,246
Illinois GO	5.000%	1/1/2029	4,055	4,060
Illinois GO	5.000%	2/1/2029	3,400	3,557
Illinois GO	5.000%	5/1/2029	10,000	10,497
Illinois GO	5.000%	5/1/2029	5,000	5,249
Illinois GO	5.000%	5/1/2029	2,475	2,598
Illinois GO	5.000%	10/1/2029	4,000	4,153
Illinois GO	5.000%	11/1/2029	11,795	12,058
Illinois GO	5.000%	1/1/2030	8,000	8,010
Illinois GO	5.000%	2/1/2030	18,025	19,092
Illinois GO	5.000%	5/1/2030	18,380	19,520
Illinois GO	5.000%	5/1/2030	2,420	2,570
Illinois GO	5.000%	10/1/2030	3,000	3,113
Illinois GO	5.000%	2/1/2031	4,185	4,475
Illinois GO	5.000%	5/1/2031	34,015	36,458
Illinois GO	5.000%	5/1/2031	15,000	16,077
Illinois GO	5.000%	5/1/2031	2,500	2,680
Illinois GO	3.500%	6/1/2031	1,480	1,463
Illinois GO	5.000%	10/1/2031	2,000	2,123
Illinois GO	5.000%	10/1/2031	4,000	4,301
Illinois GO	5.000%	2/1/2032	6,750	7,275
Illinois GO	5.000%	5/1/2032	24,500	26,454
Illinois GO	5.000%	5/1/2032	10,000	10,797
Illinois GO	4.000%	6/1/2033	5,880	5,880
Illinois GO	5.000%	7/1/2033	7,890	8,487
Illinois GO	4.000%	10/1/2033	7,000	7,005
Illinois GO	5.000%	10/1/2033	10,000	10,883
Illinois GO	5.000%	3/1/2034	2,075	2,194
Illinois GO	5.000%	5/1/2034	3,010	3,081
Illinois GO	5.000%	5/1/2034	11,970	12,805
Illinois GO	5.000%	7/1/2034	11,900	12,691
Illinois GO	4.000%	10/1/2034	8,745	8,709
Illinois GO	5.000%	5/1/2035	3,500	3,577
Illinois GO	5.000%	7/1/2035	15,395	16,410
Illinois GO	4.000%	12/1/2035	9,000	8,885
Illinois GO	5.000%	12/1/2035	3,000	3,047
Illinois GO	5.000%	5/1/2036	4,000	4,240
Illinois GO	5.000%	7/1/2036	6,325	6,708
Illinois GO	4.125%	10/1/2036	9,500	9,349
Illinois GO	4.000%	7/1/2037	15,445	15,000
Illinois GO	4.000%	10/1/2037	2,750	2,663
Illinois GO	4.000%	10/1/2037	6,175	5,981
Illinois GO	4.000%	3/1/2038	7,275	7,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	9/1/2038	5,000	5,321
	Illinois GO	4.000%	10/1/2038	3,250	3,126
	Illinois GO	4.000%	10/1/2038	20,000	19,236
	Illinois GO	5.250%	5/1/2039	4,500	4,755
	Illinois GO	5.500%	5/1/2039	5,190	5,452
	Illinois GO	4.000%	10/1/2039	2,545	2,414
	Illinois GO	4.000%	10/1/2039	10,000	9,485
	Illinois GO	4.000%	3/1/2040	4,300	4,054
	Illinois GO	5.250%	5/1/2040	4,305	4,528
	Illinois GO	4.000%	10/1/2040	1,500	1,403
	Illinois GO	4.000%	10/1/2040	1,000	936
	Illinois GO	3.000%	12/1/2040	2,500	2,035
	Illinois GO	5.000%	5/1/2041	3,500	3,656
	Illinois GO	5.250%	5/1/2041	3,000	3,142
	Illinois GO	4.000%	10/1/2041	7,195	6,698
	Illinois GO	5.250%	5/1/2042	5,000	5,220
	Illinois GO	4.000%	10/1/2042	12,895	11,917
	Illinois GO	5.250%	5/1/2043	4,105	4,272
	Illinois GO	5.000%	9/1/2043	20,000	20,719
	Illinois GO	4.000%	10/1/2043	2,235	2,052
[2]	Illinois GO	4.000%	10/1/2043	8,680	8,114
	Illinois GO	5.125%	10/1/2043	7,000	7,251
[2]	Illinois GO	4.000%	10/1/2044	9,950	9,184
	Illinois GO	5.250%	5/1/2045	13,000	13,542
[2]	Illinois GO	4.000%	10/1/2045	8,395	7,661
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/2037	3,245	3,256
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/2041	4,395	3,284
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	4/1/2042	3,570	3,446
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2046	8,500	8,747
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	2,305	2,317
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	675	676
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	1,410	1,400
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	7,345	7,624
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	4,570	5,098
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	585	581
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	940	940
[4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	8/3/2026	6,960	6,960
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,410	15,673
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,250	22,219
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,825	10,207
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,795	10,313
	Illinois Sales Tax Revenue	5.000%	6/15/2030	10,190	10,850
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2031	3,000	3,075
	Illinois Sales Tax Revenue	3.000%	6/15/2033	1,000	927
	Illinois Sales Tax Revenue	3.000%	6/15/2033	2,275	2,109
	Illinois Sales Tax Revenue	5.000%	6/15/2033	3,160	3,438
	Illinois Sales Tax Revenue	5.000%	6/15/2035	36,560	40,077
	Illinois Sales Tax Revenue	5.000%	6/15/2036	4,000	4,084
	Illinois Sales Tax Revenue	5.000%	6/15/2036	3,660	3,984
	Illinois Sales Tax Revenue	5.000%	6/15/2037	4,000	4,076
	Illinois Sales Tax Revenue	5.000%	6/15/2037	16,365	17,542
	Illinois Sales Tax Revenue	5.000%	6/15/2037	17,800	19,217
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,970	2,142
	Illinois Sales Tax Revenue	5.000%	6/15/2038	5,000	5,086
	Illinois Sales Tax Revenue	5.000%	6/15/2038	1,960	2,113
	Illinois Sales Tax Revenue	5.000%	6/15/2039	6,000	6,372
	Illinois Sales Tax Revenue	5.000%	6/15/2039	2,425	2,589
	Illinois Sales Tax Revenue	5.000%	6/15/2040	1,035	1,088
	Illinois Sales Tax Revenue	5.000%	6/15/2040	7,700	8,136
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	15,633
	Illinois Sales Tax Revenue	5.000%	6/15/2042	9,000	9,419
	Illinois Sales Tax Revenue	5.000%	6/15/2043	2,135	2,217
	Illinois Sales Tax Revenue	5.000%	6/15/2043	3,000	3,138
	Illinois Sales Tax Revenue	5.000%	6/15/2044	11,365	11,748
	Illinois Sales Tax Revenue	5.000%	6/15/2044	26,000	26,969
	Illinois Sales Tax Revenue	5.000%	6/15/2044	1,610	1,675
	Illinois Sales Tax Revenue	5.000%	6/15/2045	30,000	30,974
	Illinois Sales Tax Revenue	5.000%	6/15/2045	3,950	4,090
	Illinois Sales Tax Revenue	5.000%	6/15/2046	2,140	2,190
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	3,120	3,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,110	2,182
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	2,300	2,371
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,565	1,629
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2031	1,170	1,225
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2032	1,990	2,074
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,385	1,429
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	18,100	18,972
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	6,100	6,109
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	21,830	22,838
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	12,360	12,377
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	7,075	7,084
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	11,100	11,115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	11,700	11,715
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,000	2,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,140	3,144
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	2,610	2,670
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	4,150	4,155
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	2,500	2,554
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	2,040	2,082
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	11,825	12,979
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	4,500	4,586
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	1,000	991
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	3,000	2,973
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	5,500	5,956
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	24,310	24,330
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	34,210	35,927
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	4,250	4,511
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	26,725	25,827
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	9,900	10,046
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	27,700	29,326
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	5,790	6,051
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	7,000	7,473
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	1,495	1,423
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	22,235	23,366
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	8,500	9,029
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	31,460	32,446
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	20,000	21,148
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	11,175	11,863
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	10,575	9,890
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	3,815	3,947
[1]	Illinois State University College & University Revenue	5.000%	4/1/2039	1,165	1,183
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2033	1,400	1,515
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2034	1,700	1,830
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2037	2,000	2,123
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2038	3,085	3,251
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2039	1,725	1,833
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2040	3,575	3,786
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/2042	3,500	3,737
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2040	875	924
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2041	1,000	1,047
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2042	1,000	1,044
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2043	1,000	1,041
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2044	1,300	1,349
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2038	2,450	2,638
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2040	2,730	2,899
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2041	2,275	2,407
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2042	3,010	3,178
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2043	3,160	3,328
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2043	5,375	5,672
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2044	3,320	3,484
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2044	5,645	5,934
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	4.000%	2/1/2045	5,925	5,452
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2045	3,385	3,535
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2033	890	910
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	2,000	2,024
	Kane County Forest Preserve District GO	5.000%	12/15/2038	3,125	3,330
	Kane County Forest Preserve District GO	5.000%	12/15/2039	2,670	2,826
	Kane County Forest Preserve District GO	5.000%	12/15/2040	735	775
	Kane County Forest Preserve District GO	5.000%	12/15/2042	2,785	2,914
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	190	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	410	419
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2030	225	230
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2032	230	233
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2034	230	232
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2035	280	281
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2036	365	366
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/2037	400	356
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2038	290	286
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2039	275	268
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,665	2,716
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2029	220	233
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2030	130	139
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2032	140	153
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2035	590	641
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2036	520	561
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2037	525	563
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2039	625	662
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,360	1,374
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,833
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2038	6,270	6,746
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2039	6,595	7,058
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2032	335	365
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2034	750	825
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2041	2,500	2,640
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2042	1,750	1,846
	Lake County School District No. 112 North Shore GO	4.000%	12/1/2041	2,485	2,443
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2033	230	247
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2034	235	251
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2035	300	320
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2036	650	692
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2041	1,575	1,649
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2042	500	522
	Manhattan IL Special Tax Revenue	5.000%	3/1/2035	3,189	3,192
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	13,650	14,147
[1,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	2,255	2,269
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	40,000	35,644
[1,10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	115	101
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	2,115	1,810
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	44,255	37,098
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	74,580	61,254
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	39,225	31,550
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	43,400	33,411
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	14,570	10,973
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	8,000	5,618
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	5,000	3,427
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	4,415	2,951
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2036	6,500	4,235
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	10,340	6,549
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2037	22,910	14,131
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	20,980	12,567
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	29,950	17,442
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	36,445	18,987
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	4,250	4,278
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	9,640	9,390
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,270	2,322
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	22,390	20,325
[1,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	2,985	3,004
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2031	675	686
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2032	600	609
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	450	457
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2034	520	528
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	500	288
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	500	271
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	8,850	9,016
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	9,060	8,560
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	4,605	1,903
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/2031	0.000%	12/15/2037	3,300	2,624
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2032	1,915	1,938
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2033	2,115	2,131
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2034	2,330	2,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2035	2,555	2,557
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2036	2,795	2,779
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2038	3,330	3,265
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2039	2,520	2,443
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2041	465	453
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	10,470	10,076
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,065	526
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	1,500	1,709
[1]	Mundelein IL GO	4.000%	12/15/2027	500	507
[1]	Mundelein IL GO	4.000%	12/15/2028	500	510
[1]	Mundelein IL GO	4.000%	12/15/2029	500	509
[1]	Mundelein IL GO	4.000%	12/15/2032	1,000	1,011
[1]	Mundelein IL GO	4.000%	12/15/2039	2,000	1,944
	Naperville IL GO	5.000%	12/1/2038	2,180	2,340
	Northbrook IL GO	5.000%	12/1/2043	1,785	1,873
	Northbrook IL GO	5.000%	12/1/2044	1,875	1,960
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2028	6,180	6,219
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	4,555	4,581
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2031	3,245	3,247
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	2,215	2,215
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2036	3,020	2,891
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	772
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	521
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2030	600	632
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	325	344
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,070	1,117
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	474
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	700	729
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2032	975	978
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2033	750	779
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2033	850	850
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2034	750	775
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2035	1,625	1,606
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2035	1,095	1,083
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2036	750	736
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2036	550	540
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2037	775	757
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2038	915	874
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2039	750	706
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2040	800	744
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2041	750	688
	Orland Park IL GO	5.000%	12/1/2043	1,105	1,169
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	8/3/2026	29,975	29,975
[10]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2033	1,280	1,402
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	9,000	10,063
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2040	10,000	10,202
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	4,000	3,656
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/2033	1,500	1,624
	Romeoville IL GO	5.000%	12/30/2026	3,480	3,512
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,000	10,862
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	25,000	26,162
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	2,425	2,538
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	5,000	5,348
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	860	920
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	11,815	12,749
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	2,500	2,716
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	18,455	19,942
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,250	1,306
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,150	3,384
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,500	1,618
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	5,165	5,659
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	36,400	39,827
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	9,000	9,383
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	1,805	1,882
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	40,000	43,423
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,850	1,923
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	13,000	14,004
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,310	1,355
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	11,500	12,303
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	15,500	16,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,360	1,402
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	3,000	2,891
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	2,185	2,216
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,000	1,013
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	1,375	1,398
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2039	3,235	3,471
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2040	2,570	2,741
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2041	4,045	4,291
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2042	9,825	10,397
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2043	3,290	3,468
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/2043	1,200	1,166
[1]	Sangamon County School District No. 186 Springfield GO, ETM	4.000%	2/1/2028	615	627
[1]	Sangamon County School District No. 186 Springfield GO, ETM	4.000%	2/1/2029	695	716
	Schaumburg IL GO	4.000%	12/1/2035	1,000	1,008
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2035	3,000	3,262
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2036	3,740	4,023
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,615	3,653
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	8,750	9,009
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/2034	925	932
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/2035	1,225	1,228
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2036	2,700	2,946
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2038	3,000	3,243
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2035	275	301
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2036	360	391
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2037	300	324
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2038	400	429
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2039	365	389
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2040	385	408
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2041	305	320
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2042	325	340
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2044	170	176
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.500%	1/1/2045	125	133
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.500%	1/1/2046	125	132
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.500%	1/1/2047	125	132
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	9,500	10,086
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2041	460	529
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2042	325	373
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2043	325	371
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2044	350	399
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2047	950	1,070
[2]	Tri-State Fire Protection District GO	5.000%	1/1/2044	3,090	3,232
[2]	Tri-State Fire Protection District GO	5.000%	1/1/2045	1,600	1,667
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2038	3,800	4,107
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2039	6,000	6,440
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2040	5,195	5,627
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2041	5,000	5,388
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2042	4,000	4,294
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2043	3,750	4,017
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2044	2,000	2,133
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2037	3,710	3,280
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2038	3,825	3,325
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2040	3,905	3,259
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2029	5,920	5,433
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2030	5,680	5,006
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	2,870	2,897
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	530	535
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	4,760	4,789
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	3,250	3,270
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	4,955	4,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	3,370	3,377
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2039	5,100	5,098
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2040	5,300	5,189
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2041	5,515	5,334
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2032	750	766
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2033	535	545
	Will County IL GO	5.000%	11/15/2035	1,850	2,075
	Will County IL GO	5.000%	11/15/2036	2,250	2,495
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,014
	Will County School District No. 122 GO	4.000%	10/1/2033	1,395	1,410
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2039	325	342
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2040	550	576
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2041	875	912
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2042	1,000	1,040
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2043	1,000	1,037
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2044	750	774
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2027	2,000	1,965
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2032	6,420	6,762
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/2033	10,555	10,726
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2041	800	841
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2042	775	813
					5,085,663
Indiana (1.0%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	600	640
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,900	1,993
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	800	850
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	3,750	3,923
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,025	1,086
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	780	824
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	6,375	6,640
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	9,110	9,116
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2034	9,640	9,647
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	13,470	13,479
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2039	1,000	1,052
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2040	1,800	1,889
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	250	269
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	250	271
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	475	520
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	600	661
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,000	1,105
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	1,000	1,098
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	3,750	3,981
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,460	2,594
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	8,000	8,344
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/2042	1,000	1,042
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/2030	1,000	860
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	6,115	6,444
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,250	1,318
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	1,500	1,571
[12]	Freddie Mac Pool	3.860%	5/1/2040	7,775	7,183
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	750	757
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,320	1,344
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	750	770
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,250	1,282
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,130	1,159
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,000	1,025
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,025
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,250	1,278
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,025	1,047
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,250	1,274
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/2040	4,010	2,791
	Hendricks County Redevelopment Authority Lease (Abatement) Revenue	5.000%	7/15/2039	2,580	2,727
	Hendricks County Redevelopment Authority Lease (Abatement) Revenue	5.000%	7/15/2040	1,400	1,472
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/2035	4,260	4,288
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2027	350	354
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2028	385	397
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2031	1,005	1,063
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	1,000	1,039
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2033	1,120	1,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,100	1,136
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,180	1,268
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2036	1,115	1,113
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2037	1,320	1,302
Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2041	1,800	1,811
Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2046	1,100	1,073
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	700	730
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	838
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2032	2,520	2,638
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2033	2,645	2,773
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2034	2,780	2,906
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.500%	10/1/2036	5,100	5,441
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2038	5,660	5,748
Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,465	1,424
Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	2,775	2,697
Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	25,160	25,665
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	5,850	5,879
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	6,475	6,507
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,495	1,503
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,004
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,395	6,558
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,785	6,958
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	6,995	7,168
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,570	2,633
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	380	395
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,010	4,103
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	500	526
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,305	1,307
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	19,250	19,672
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	2,570	2,629
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	20,000	20,417
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	700	746
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,350	1,380
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	19,725	20,116
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,000	1,070
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	5,375	5,858
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	2,830	2,890
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,110	1,125
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,545	1,664
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	2,975	3,028
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	770	778
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	1,100	1,184
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	16,850	16,889
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,335	1,346
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2036	2,000	2,134
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,000	2,002
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	11,140	11,153
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	1,250	1,321
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,220	6,220
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	1,000	1,048
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,000	2,024
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,040
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2039	1,000	1,036
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	1,000	1,033
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	28,730	30,437
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,005	1,034
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	31,520	33,272
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	17,280	18,167
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2043	400	341
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,570	7,925
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2044	3,220	3,348
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	4,000	4,009
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2045	1,250	1,293
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2046	1,205	1,239
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	599
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.500%	3/1/2039	1,000	1,051
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.500%	3/1/2044	565	583
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2032	1,470	1,559
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2034	1,625	1,738
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2035	1,710	1,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2036	900	957
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.125%	3/1/2045	3,205	3,268
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	15,000	15,524
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	5,000	5,323
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	8,500	9,178
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	28,160	30,607
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	29,335	32,114
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	12,370	13,386
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,330	1,367
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,875	1,900
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2040	3,000	2,974
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	1,600	1,524
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2038	800	817
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2043	860	858
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	800	861
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2032	1,000	1,101
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2036	1,000	1,104
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	2,570	2,810
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	12,050	10,403
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2038	1,000	1,086
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2039	3,000	2,547
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2039	1,000	1,078
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	6,000	4,980
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	3,000	3,194
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2043	4,650	4,943
	Indiana Finance Authority Water Revenue	4.000%	2/1/2038	1,065	1,072
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	605	602
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	4,995	4,894
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,105	1,162
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2034	1,600	1,648
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2035	1,080	1,111
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2036	1,625	1,668
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2037	2,175	2,229
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2038	2,415	2,467
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,985	4,097
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	6,330	6,476
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	4,085	4,172
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	1,315	1,341
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	2,410	2,455
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,000	1,042
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/2038	2,400	2,529
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/2043	3,390	3,540
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2031	2,110	2,209
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2032	1,035	1,081
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2033	1,530	1,595
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2034	2,450	2,549
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2035	1,945	2,020
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2036	3,510	3,637
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	3,700	3,826
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2041	3,000	3,361
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2042	2,500	2,793
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,875	2,088
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2036	5,000	5,015
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/2037	1,500	1,515
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2037	5,000	4,973
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	18,000	17,683
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2040	2,630	2,531
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,893
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,420	2,544
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,094
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2045	900	943
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2030	1,160	1,213
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2032	1,610	1,677
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2033	1,540	1,600
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2042	1,000	1,050
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2043	1,375	1,434
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	1,840	1,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	7,795	7,916
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	107
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	275	297
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	300	327
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	400	439
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,300	2,505
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	425	454
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,068
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,000	1,060
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2040	1,250	1,317
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,000	1,055
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,950	2,064
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,050	2,157
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,700	1,782
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	2,175	2,278
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	2,000	2,089
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	1,500	1,582
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	1,610	1,677
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	1,500	1,559
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2045	1,050	1,087
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	5,000	5,225
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2039	600	641
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2041	1,000	1,051
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2042	1,215	1,269
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2043	1,180	1,228
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2044	2,200	2,290
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,150	1,215
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	4,075	4,271
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	2,260	2,349
	Peru Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,915	2,032
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	12,775	12,894
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	300	307
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	200	205
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2031	200	205
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2033	700	716
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2038	1,400	1,209
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,465	1,542
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	3,030	3,095
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2031	3,155	3,207
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2032	3,285	3,327
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	848
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	286
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,070
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	820	874
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	586
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,170	1,259
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	615	662
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,260	1,352
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	845	906
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	635	687
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,290	1,392
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	865	933
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,100	1,196
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,500	1,631
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,125	1,229
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	775	850
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,000	1,101
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,400	1,542
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,600	1,766
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,275	1,411
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,685	1,865
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	6,225	6,799
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,075	2,266
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	3,340	3,619
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	2,190	2,373
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2037	1,900	2,045
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2037	1,535	1,652
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	2,000	2,139
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	2,500	2,673
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	4,000	4,246
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	2,550	2,707
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	2,700	2,844
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,800	1,896
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,215	1,275
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,600	1,679
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	950	997
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,750	1,884
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	2,500	2,691
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,045
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,355	1,417
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,045
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	3,580	3,734
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	650	678
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,050	3,251
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	4,200	4,477
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,000	1,061
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,250	1,326
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,350	1,409
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	2,025	2,113
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,395	1,456
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	16,385	16,496
					914,553
Iowa (0.3%)
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	515	561
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2039	765	818
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2043	1,100	1,166
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,470	1,553
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,300	1,369
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	870	910
[1]	Coralville IA GO	5.000%	5/1/2040	2,265	2,328
[1]	Coralville IA GO	5.000%	5/1/2041	1,650	1,690
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	6/1/2037	4,360	4,688
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	6/1/2038	4,580	4,897
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/2042	5,045	4,827
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	700	697
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	4,995	4,373
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2040	7,210	6,280
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2041	7,425	6,436
	Iowa City Community School District GO	3.000%	6/1/2031	3,840	3,613
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	185	184
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	525	548
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,780	1,633
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	830	859
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	885	913
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2038	1,305	1,236
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	2,210	2,250
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,065	1,096
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	2,850	2,843
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	1,000	1,023
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	4.500%	10/1/2035	750	747
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.500%	10/1/2045	1,000	1,021
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.950%	5/15/2031	1,235	1,235
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/2032	14,250	14,989
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	24,000	26,615
	Iowa Finance Authority Lease Revenue	5.000%	8/1/2046	1,420	1,479
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	2,530	2,550
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,655	2,604
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	4,170	4,203
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	600	597
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Union at Bluffs Run Project)	4.650%	7/1/2043	3,000	2,991
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	735	759
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2029	1,165	1,215
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2030	1,220	1,282
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2031	1,800	1,883
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2032	1,925	2,005
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2033	2,025	2,101
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2034	2,135	2,207
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2036	2,475	2,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2037	2,600	2,662
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2038	2,735	2,793
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2039	2,875	2,922
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,705	1,823
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	800	867
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,300	2,481
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,330	2,504
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,285	1,291
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	425	426
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,505	2,490
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,310	3,269
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,000	3,910
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,300	2,229
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	4,000	3,843
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2038	750	808
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2039	500	535
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2041	600	636
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2042	900	955
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2043	800	845
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2044	600	630
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2045	500	522
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2046	750	776
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2035	77,125	80,860
	University of Iowa College & University Revenue	3.000%	7/1/2033	1,000	952
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/2044	1,090	1,144
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2034	650	702
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	625	671
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	1,000	1,067
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,735	1,785
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,815	1,862
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	2,875	2,934
	Waukee Community School District GO	3.000%	6/1/2031	4,700	4,563
	Waukee Community School District GO	3.000%	6/1/2032	4,840	4,596
					272,169
Kansas (0.3%)
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2042	2,270	2,397
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2043	1,610	1,691
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2044	1,500	1,571
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2045	1,350	1,408
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2046	1,400	1,452
	Burlington KS Industrial Revenue (Evergy Metro Inc. Project) PUT	3.375%	6/2/2031	11,190	11,034
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2027	2,500	2,533
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2029	3,025	3,059
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2030	3,025	3,052
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2031	5,750	5,795
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,000	2,049
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,470	2,531
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,680	2,746
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2041	1,000	1,053
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2044	1,000	1,049
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2036	600	636
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,250	2,348
[2]	Finney County KS GO	5.000%	10/1/2031	115	125
[2]	Finney County KS GO	5.000%	10/1/2032	160	176
[2]	Finney County KS GO	5.000%	10/1/2039	800	861
[2]	Finney County KS GO	5.000%	10/1/2044	780	820
[2]	Finney County KS GO	5.250%	10/1/2045	860	931
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	600
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	499
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	497
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	494
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	500	490
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	631
[1]	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	6.000%	9/1/2042	1,650	1,868
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2031	2,500	2,711
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2035	2,250	2,270
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	8,000	8,514
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2036	4,750	5,313
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	9,925	10,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	7,000	7,617
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	2,500	2,688
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	10,500	11,373
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	2,500	2,678
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	11,500	12,406
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	4,050	4,323
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	5/1/2042	21,690	20,951
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	11,860	12,752
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2028	1,360	1,418
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,764
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/2042	3,820	3,913
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2029	450	454
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2030	325	328
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2031	350	352
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	335	333
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	360	357
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,000	953
[2]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2038	350	377
[2]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2039	350	373
[2]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2043	500	525
[2]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2045	500	521
[2]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2046	200	208
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	430	449
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/2036	680	643
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2039	1,550	1,660
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2040	1,350	1,436
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2041	4,980	5,264
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2042	2,665	2,799
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2043	5,220	5,447
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2040	1,080	1,122
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2042	1,000	1,030
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2039	500	531
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2044	1,120	1,166
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2045	1,495	1,548
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2046	425	438
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2030	1,325	1,337
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,500	1,511
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2032	1,280	1,288
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2034	6,125	5,635
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2036	1,500	1,618
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2037	2,000	2,143
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2038	1,755	1,868
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2040	1,750	1,844
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2042	3,000	3,155
	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2042	1,250	1,325
	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2044	1,000	1,049
	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2045	1,000	1,043
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	3,770	3,965
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	1,415	1,408
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	3,115	3,260
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	4,010	4,236
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,060	1,058
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2044	3,905	4,062
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2045	3,350	3,474
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.000%	3/1/2036	1,325	1,282
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.750%	3/1/2041	5,105	4,941
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	5.500%	3/1/2046	3,900	3,871
[4]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	570	572
					252,426
Kentucky (1.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	600	615
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	275
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	375	393
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,395	1,461
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	450	469
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2033	1,290	1,271
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	1,000	975
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	470	454
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	380	363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barren County Public Properties Corp. Lease (Appropriation) Revenue (Judicial Center Project)	4.000%	12/1/2044	3,155	2,937
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2043	3,370	3,205
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2044	3,505	3,298
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	3/1/2045	3,645	3,448
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	3/1/2046	1,795	1,676
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	11,250	11,234
	Daviess County School District GO	5.000%	2/1/2036	1,195	1,280
[2]	Fayette County KY School District GO	5.000%	6/1/2038	6,705	7,207
	Hardin County School District GO	5.000%	6/1/2035	2,680	2,905
	Hardin County School District GO	5.000%	6/1/2036	2,830	3,050
	Hardin County School District GO	5.000%	6/1/2037	2,970	3,185
	Hardin County School District GO	5.000%	6/1/2039	2,770	2,939
	Hardin County School District GO	4.000%	6/1/2042	4,040	3,887
	Hardin County School District GO	4.000%	6/1/2043	8,485	8,124
	Hardin County School District GO	4.000%	6/1/2044	1,450	1,371
	Henderson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2042	2,090	1,962
	Jefferson County KY Board of Education GO	4.000%	9/1/2034	2,535	2,577
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/2036	3,600	3,812
	Jessamine County Public Properties Corp. Lease (Appropriation) Revenue (Judicial Center Project)	4.000%	5/1/2041	2,010	1,880
	Jessamine County Public Properties Corp. Lease (Appropriation) Revenue (Judicial Center Project)	4.000%	5/1/2042	2,090	1,949
	Jessamine County Public Properties Corp. Lease (Appropriation) Revenue (Judicial Center Project)	4.000%	5/1/2043	2,170	2,030
	Jessamine County School District GO	5.000%	6/1/2038	1,815	1,922
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2032	240	259
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2032	255	276
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2033	400	435
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2033	190	190
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2033	350	381
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2034	500	546
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2034	580	635
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2035	1,500	1,644
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2035	235	232
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2036	1,625	1,782
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2036	240	235
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2036	1,750	1,918
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2037	1,000	1,089
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2037	1,390	1,506
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2038	1,040	1,123
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2038	200	190
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2038	840	904
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2039	830	886
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2044	1,000	1,042
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2045	1,050	1,111
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2046	1,280	1,344
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	22,730	22,143
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	21,865	23,709
[1]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,380
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2027	1,835	1,870
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2031	2,240	2,318
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2032	1,360	1,404
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2033	1,380	1,421
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2034	1,405	1,443
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2036	1,880	1,921
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2037	1,750	1,785
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2038	1,750	1,780
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2043	4,920	4,967
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2033	2,925	3,069
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2034	3,070	3,211
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2035	3,230	3,367
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2036	3,395	3,527
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,005	1,090
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,000	1,077
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2039	950	1,012
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2046	2,500	2,557
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	4,000	4,082
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,670	2,803
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,045	2,082
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	2,810	2,946
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,055	2,090
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,700	1,775
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,523
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,260	1,310
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,075
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,720	2,759
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,600	1,622
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,515	2,546
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	4,775	4,830
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	2,000	1,931
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	2,500	2,372
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	6,505	6,626
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,615	1,609
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	4,425	4,425
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2028	5,015	5,015
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2029	4,000	4,000
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	2,525	2,525
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2027	2,820	2,868
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	3,135	3,235
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	3,015	3,110
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	3,860	3,973
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,035	2,101
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,645	2,869
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,220	1,255
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	2,580	2,802
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	2,435	2,499
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2036	5,855	5,946
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	2,400	2,432
[1]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2038	2,415	2,614
[1]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2039	1,450	1,555
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2032	3,090	3,216
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2032	6,340	6,593
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	132,565	134,551
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2034	64,665	66,190
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	40,255	40,552
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	148,770	156,429
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	95,810	99,271
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	92,730	93,182
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	90,895	95,945
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	122,460	127,519
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2031	2,750	2,842
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2032	2,000	2,064
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2033	2,000	2,062
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2034	1,000	1,029
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2034	1,355	1,360
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2036	1,130	1,121
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2032	1,270	1,396
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2033	1,350	1,494
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2036	1,690	1,847
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2037	1,400	1,519
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2038	1,125	1,212
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2039	1,250	1,342
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2043	2,590	2,816
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	4,085	3,948
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2042	1,805	1,924
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,975	1,896
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	835	899
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2031	1,565	1,705
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	2,440	2,681
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	5,500	5,874
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	2,600	2,770
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	8,000	8,816
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	8,000	8,868
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	5,115	5,404
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2037	1,780	1,960
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	1,465	1,602
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2037	5,640	6,271
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2038	7,500	8,263
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2043	9,000	9,589
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2044	13,475	14,302
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2045	6,480	6,860
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2046	5,540	5,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/2033	1,380	1,184
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2044	2,000	1,577
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/2033	21,500	18,126
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	3.800%	2/1/2035	2,955	2,881
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/2038	5,895	5,897
	Louisville-Jefferson County Metropolitan Government GO	4.000%	12/1/2041	4,000	3,890
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	9,585	10,335
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	13,280	14,439
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	7,000	7,639
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,900	2,020
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	15,500	15,909
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	800	844
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	4,215	4,557
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,650	6,808
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,900	1,993
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	3,950	4,243
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	2,225	2,320
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,125	2,208
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	3,315	3,441
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	3,500	3,612
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	6,320	6,609
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	19,640	20,568
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	3,560	3,551
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/2041	2,000	1,359
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2040	1,855	1,741
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2041	1,915	1,811
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2043	7,010	6,577
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2044	1,255	1,169
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2046	1,485	1,374
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2047	1,535	1,399
	Oldham County School District GO	5.000%	3/1/2038	2,800	2,981
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,250	1,265
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	15,245	14,701
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	14,000	13,500
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,150	1,153
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2033	2,465	2,676
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2034	3,095	3,364
	Pikeville KY College & University Revenue BAN	3.800%	8/1/2028	1,980	1,975
[4,5]	Public Finance Authority Miscellaneous Revenue TOB VRDO	1.450%	8/3/2026	97,500	97,500
	University of Kentucky College & University Revenue	4.000%	10/1/2029	3,055	3,055
	University of Kentucky College & University Revenue	3.500%	4/1/2031	2,465	2,472
	University of Kentucky College & University Revenue	4.000%	10/1/2031	15,070	15,071
	University of Kentucky College & University Revenue	3.500%	4/1/2032	2,550	2,545
	University of Kentucky College & University Revenue	3.625%	4/1/2033	2,640	2,643
	University of Kentucky College & University Revenue	4.000%	4/1/2042	10,000	9,369
	University of Kentucky College & University Revenue	4.000%	4/1/2043	9,610	8,963
[1]	University of Louisville College & University Revenue	4.000%	9/1/2029	1,315	1,333
[2]	University of Louisville College & University Revenue	5.000%	9/1/2035	1,345	1,491
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	1,300	1,382
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	1,750	1,847
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	2,000	2,098
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,446
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,565	1,628
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	4,000	4,147
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,815	1,875
					1,595,746
Louisiana (0.9%)
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	17,084	17,084
	Capital Area Finance Authority Local or Guaranteed Housing Revenue (Mortagage Backed Securities Program)	4.200%	10/1/2041	2,100	2,042
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	9,750	9,324
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2028	2,085	2,158
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2029	1,825	1,921
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2030	850	908
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2031	3,500	3,787
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2032	1,500	1,640
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2034	750	827
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2035	650	718
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2036	1,500	1,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2037	1,500	1,628
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	1,040	1,121
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	625	669
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2040	1,280	1,356
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2041	1,500	1,593
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2042	2,180	2,296
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2045	4,425	4,569
[12]	Freddie Mac Pool	3.650%	12/1/2037	16,029	14,837
[12]	Freddie Mac Pool	3.550%	1/1/2040	6,554	6,043
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2034	575	636
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2035	485	538
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2036	535	587
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2037	675	732
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2038	1,050	1,130
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2039	1,000	1,068
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2041	1,000	1,055
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2042	1,305	1,371
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2043	1,475	1,543
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2044	1,150	1,197
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2038	7,665	7,693
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2039	11,650	11,639
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2034	1,500	1,528
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2036	2,000	2,033
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2028	1,010	1,034
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2029	800	817
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2030	1,500	1,532
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.500%	4/1/2045	1,330	1,442
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2036	525	570
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2037	500	539
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2038	625	669
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2039	765	814
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/2042	1,000	965
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	3,665	3,979
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	5,055	5,541
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	5,615	6,206
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,500	1,591
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2044	1,025	979
	Louisiana GO	5.000%	2/1/2027	5,325	5,387
	Louisiana GO	5.000%	2/1/2028	5,000	5,173
	Louisiana GO	5.000%	2/1/2030	9,000	9,634
	Louisiana GO	5.000%	6/1/2032	3,925	4,315
	Louisiana GO	5.000%	2/1/2033	6,000	6,636
	Louisiana GO	5.000%	6/1/2033	2,250	2,496
	Louisiana GO	5.000%	2/1/2034	7,000	7,801
	Louisiana GO	5.000%	6/1/2034	3,555	3,968
	Louisiana GO	5.000%	6/1/2036	5,000	5,581
	Louisiana GO	5.000%	6/1/2037	7,015	7,772
	Louisiana GO	5.000%	6/1/2040	6,840	7,432
	Louisiana GO	4.000%	5/1/2041	1,100	1,092
	Louisiana GO	5.000%	6/1/2041	2,195	2,371
	Louisiana GO	5.000%	6/1/2042	5,000	5,389
	Louisiana GO	5.000%	6/1/2043	6,000	6,440
	Louisiana GO	5.000%	5/1/2044	22,235	23,858
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	625	625
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	7,335	7,262
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/2042	4,804	4,695
[5]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	2.140%	8/6/2026	11,520	11,520
	Louisiana Local Government Environmental Facilities & Community Development Authority Electric Power & Light Revenue (Entergy Louisiana LLC Project)	2.500%	4/1/2036	1,000	845
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2026	1,625	1,630
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2027	1,250	1,276
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2028	2,135	2,179
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	5,180	5,264
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	5,875	5,964
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	13,760	13,958
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	4.250%	8/15/2034	14,779	14,808
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2034	8,940	9,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	27,020	27,353
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	44,245	44,740
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	11,935	12,056
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	24,005	23,216
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	400	420
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	940	1,000
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2031	1,100	1,184
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2032	1,750	1,906
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2033	1,770	1,936
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2040	2,465	2,605
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2041	1,500	1,573
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2026	1,700	1,703
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2028	1,875	1,878
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2031	1,420	1,422
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2031	11,040	11,435
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2032	1,575	1,629
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2033	1,520	1,570
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2034	2,260	2,329
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2035	2,505	2,577
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2036	2,635	2,703
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2037	2,775	2,841
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2038	2,915	2,977
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,455	10,539
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	5,020	5,058
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,215	4,247
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.000%	6/15/2035	4,800	4,901
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.250%	6/15/2035	3,815	3,885
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.500%	6/15/2040	2,000	2,037
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2045	4,000	4,105
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2030	2,500	2,629
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2033	4,515	4,803
[1]	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2042	1,100	1,159
[1]	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2044	800	835
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	4.000%	10/1/2040	640	573
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2043	2,000	2,000
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2035	775	837
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	266
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,785	2,839
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,470	1,526
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	14,515	15,362
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,020	7,026
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	8,390	8,398
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,500	2,719
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2036	5,000	5,134
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2037	6,700	6,873
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2038	4,040	4,137
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	18,500	19,820
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2031	1,250	1,354
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2033	1,350	1,487
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	1,300	1,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,150	1,265
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	2,000	2,134
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	2,000	2,125
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,100	2,227
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	2,375	2,509
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2044	2,000	2,107
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2037	2,000	2,132
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,500	1,590
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2039	3,000	3,162
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2040	2,250	2,363
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2041	5,250	5,493
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2028	1,825	1,899
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2033	1,000	1,028
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2034	1,280	1,314
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2035	1,480	1,516
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2035	1,030	1,009
	New Orleans LA GO	5.000%	12/1/2030	3,380	3,561
	New Orleans LA GO	5.000%	12/1/2031	365	387
	New Orleans LA GO	5.000%	12/1/2035	1,635	1,758
	New Orleans LA GO	5.000%	12/1/2038	3,430	3,486
	New Orleans LA GO	5.000%	12/1/2038	1,100	1,146
	Parish of St. John the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	35,620	35,377
[1]	Shreveport LA GO	5.000%	3/1/2041	1,000	1,054
[1]	Shreveport LA GO	5.000%	3/1/2044	1,250	1,295
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	1,750	1,790
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,150	1,198
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	575	600
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	3,175	3,267
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	920	982
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,880	1,926
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,520	1,638
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,935	4,027
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	2,175	2,139
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2039	2,500	2,665
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	1,650	1,750
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	5,385	5,393
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	35,600	36,272
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2031	2,535	2,724
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2032	3,310	3,591
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2035	7,415	8,070
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2037	2,400	2,445
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,584
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	2,515	2,499
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	3,385	3,333
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	4,090	3,989
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	1,775	1,709
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	1,755	1,665
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/2040	4,275	3,390
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	1,485	1,369
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2031	710	753
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2032	1,000	1,068
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2034	1,000	1,078
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2035	1,000	1,080
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2036	625	675
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2037	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2038	1,000	1,057
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2039	1,160	1,217
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2040	800	834
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2041	1,385	1,439
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2043	1,635	1,685
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2044	1,600	1,641
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2045	1,750	1,786
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2046	3,060	3,107
					797,500
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/2042	425	457
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2039	3,065	2,993
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2040	1,685	1,639
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/2040	2,000	2,146
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2041	3,330	3,219
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	350	356
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	360	366
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	465	472
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,270	1,334
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	680	702
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	635	654
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,057
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,565	1,609
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,000	1,053
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,310	2,371
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,048
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	500	534
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,770	1,954
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,250	2,306
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,042
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,104
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,765	1,765
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	350	351
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,315	3,390
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,150	1,260
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,150	1,117
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,365	3,435
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,590	2,818
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,500	1,439
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	350	348
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,470	2,517
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	1,890
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,690	1,579
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	300	292
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	1,000	1,074
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,470	1,559
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,090	3,265
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,235	3,404
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,385	3,544
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,000	908
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,520	3,668
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/2033	2,920	2,958
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/2036	5,630	5,892
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2037	1,495	1,339
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2040	1,345	1,128
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2041	1,925	1,614
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/2046	425	289
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	295	295
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,160	2,349
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	3,925	4,281
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	935	1,020
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	3,895	4,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2033	1,460	1,511
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,750	1,807
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,000	1,063
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2037	1,120	1,203
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	425	451
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	810	855
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	695	732
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	620	651
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	1,000	1,002
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	1,055	1,039
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,170	1,142
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2040	1,850	1,759
	Regional School Unit No. 14 GO	5.000%	11/1/2037	825	910
	Regional School Unit No. 14 GO	5.000%	11/1/2042	1,000	1,069
					108,701
Maryland (0.9%)
	Baltimore County MD GO	4.000%	3/1/2034	2,650	2,688
	Baltimore County MD GO	4.000%	3/1/2035	7,845	7,931
	Baltimore County MD GO	5.000%	7/1/2042	8,030	8,610
	Baltimore County MD GO	5.000%	2/1/2043	2,395	2,560
	Baltimore County MD GO	5.000%	3/1/2043	6,200	6,653
	Baltimore County MD GO	5.000%	7/1/2043	8,440	9,016
	Baltimore County MD GO	5.000%	7/1/2044	1,930	2,052
	Baltimore County MD GO	5.000%	2/1/2045	2,355	2,495
	Baltimore County MD GO	5.000%	3/1/2045	1,480	1,554
	Baltimore County MD GO	5.000%	7/1/2045	1,795	1,901
	Baltimore County MD GO	5.000%	7/1/2046	1,885	1,984
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/2028	190	188
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/2029	215	212
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/2029	200	198
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/2030	200	195
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/2031	200	194
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/2032	255	246
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/2033	265	254
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/2034	290	275
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/2034	600	570
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/2035	300	283
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/2042	875	891
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2033	1,020	1,026
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/2029	570	562
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	1,015	1,020
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2028	2,000	2,028
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2033	5,000	5,053
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2036	2,000	2,015
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	1,000	979
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	4,855	4,570
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/2033	4,925	4,713
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2042	6,985	6,784
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/2041	3,005	2,485
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,805	4,821
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,000	1,038
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/2041	9,000	6,458
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	5,000	4,760
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	510	511
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	635	654
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	5,585	6,112
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	1,825	2,031
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2030	3,000	3,051
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2030	16,000	15,857
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	5,000	4,568
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2033	1,880	1,982
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	1,100	1,144
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2037	600	620
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2038	500	513
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2039	500	508
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2045	1,030	1,066
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/2043	2,500	2,625
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	308

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	311
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	313
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	592
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2027	1,350	1,365
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2028	2,000	2,063
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2029	1,850	1,907
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2030	1,250	1,286
Maryland Economic Development Corp. Tax Increment/Allocation Revenue Revenue (Port Convington Project)	3.250%	9/1/2030	760	734
Maryland GO	5.000%	8/1/2026	39,710	39,710
Maryland GO	5.000%	8/1/2026	20,000	20,000
Maryland GO	5.000%	6/1/2028	10,000	10,441
Maryland GO	3.500%	3/15/2032	10,000	10,015
Maryland GO	5.000%	6/1/2036	25,000	27,705
Maryland GO	5.000%	6/1/2039	1,250	1,356
Maryland GO	5.000%	6/1/2039	29,950	33,019
Maryland GO	5.000%	6/1/2040	18,775	20,583
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2042	2,035	1,971
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2043	2,320	2,246
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2030	350	364
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2032	400	415
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2034	700	683
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2036	425	408
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2038	500	470
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2039	475	440
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2041	1,515	1,357
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	235	236
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2028	5,685	5,731
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,420	1,467
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	565	576
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	160	165
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2029	2,250	2,267
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,500	1,576
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	425	430
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	285	296
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2030	2,180	2,196
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	850	858
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,470	2,615
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	1,950	2,061
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	10,395	11,366
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,007
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,000	969
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	2,565	2,568
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,835	1,926
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,750	1,913
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	2,500	2,611
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	1,445	1,491
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	700	767
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	6,435	6,249
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	745	705
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,400	2,298
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	13,830	13,921
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,082
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,380	1,489
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	5,970	5,712
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,540	3,346
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	4,000	4,288
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	3,000	3,212
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	3,180	2,971
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	870	804
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,115	2,868
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	9,660	10,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	6,920	7,242
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	4,500	4,681
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,725	5,003
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	14,735	15,901
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	11,030	11,963
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.980%	8/3/2026	5,875	5,875
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.700%	7/1/2041	67,100	67,100
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2027	460	466
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,350	1,397
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	1,510	1,589
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2032	3,000	3,289
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2033	2,000	2,213
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2034	2,250	2,507
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	2,285	2,323
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,990	2,030
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	4,350	4,375
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,010	1,017
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	4,830	4,837
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	3,500	3,467
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	4,300	4,259
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	3,185	3,123
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2041	4,100	4,374
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/2042	11,455	9,329
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2042	4,755	5,048
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2043	5,360	5,666
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2044	4,000	4,209
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2045	7,000	7,336
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,000	1,016
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2032	5,595	5,376
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2033	3,500	3,331
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2034	9,000	7,547
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2035	8,000	6,558
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/2036	10,000	8,108
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	7,975	7,043
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2038	2,250	1,948
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	2,280	2,264
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	4,750	3,949
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	8,000	8,259
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2042	5,000	5,343
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2043	1,500	1,597
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	10,000	9,972
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/2043	1,410	1,490
	Montgomery County MD GO	3.000%	11/1/2036	16,000	14,664
	Montgomery County MD GO	5.000%	8/1/2037	10,100	10,918
	Montgomery County MD GO	4.000%	8/1/2038	7,000	7,016
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,413
	Prince George's County MD COP	5.000%	10/1/2043	4,500	4,594
	Prince George's County MD GO	4.000%	7/15/2030	7,500	7,632
	Prince George's County MD GO	4.000%	7/15/2031	1,000	1,024
	Prince George's County MD GO	3.000%	7/15/2033	14,000	13,307
	Prince George's County MD GO	5.000%	8/1/2041	4,400	4,738
	Prince George's County MD GO	5.000%	8/1/2044	6,945	7,389
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/2027	1,795	1,801
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,030	1,033
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	3,185	3,193
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	965	967
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	770	772
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2028	1,100	1,113
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	500	505
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2030	935	944
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	535	539
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	750	756
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2035	1,000	1,005
	University System of Maryland College & University Revenue	4.000%	4/1/2031	6,600	6,620
	University System of Maryland College & University Revenue	3.000%	4/1/2032	5,360	5,191
	University System of Maryland College & University Revenue	3.125%	4/1/2033	5,520	5,332
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/2033	14,265	14,339

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	10,220	10,057
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	1,020	1,004
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2043	11,050	10,713
Westminster MD College & University Revenue	5.000%	11/1/2030	1,930	1,935
Westminster MD College & University Revenue	5.000%	11/1/2031	1,865	1,869
				834,559
Massachusetts (1.8%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	620	620
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,000	1,000
Commonwealth of Massachusetts GO	5.000%	7/1/2028	14,520	15,165
Commonwealth of Massachusetts GO	5.000%	9/1/2028	6,935	7,270
Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,080	1,164
Commonwealth of Massachusetts GO	5.000%	10/1/2030	51,030	55,327
Commonwealth of Massachusetts GO	5.000%	10/1/2031	11,400	12,508
Commonwealth of Massachusetts GO	5.250%	1/1/2034	20,000	21,024
Commonwealth of Massachusetts GO	5.000%	9/1/2036	23,520	24,273
Commonwealth of Massachusetts GO	5.000%	12/1/2036	6,500	6,534
Commonwealth of Massachusetts GO	2.000%	3/1/2037	6,020	4,746
Commonwealth of Massachusetts GO	5.000%	5/1/2037	1,300	1,416
Commonwealth of Massachusetts GO	5.000%	9/1/2037	10,030	10,331
Commonwealth of Massachusetts GO	5.000%	11/1/2037	20,000	20,369
Commonwealth of Massachusetts GO	5.000%	2/1/2038	10,000	11,117
Commonwealth of Massachusetts GO	5.000%	5/1/2039	1,200	1,288
Commonwealth of Massachusetts GO	5.000%	6/1/2039	8,650	9,460
Commonwealth of Massachusetts GO	5.000%	6/1/2039	17,385	19,165
Commonwealth of Massachusetts GO	3.000%	7/1/2039	4,010	3,465
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,500	3,865
Commonwealth of Massachusetts GO	2.000%	3/1/2040	3,055	2,169
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,250	1,336
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,000	1,032
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10,840	9,159
Commonwealth of Massachusetts GO	2.000%	3/1/2041	8,280	5,709
Commonwealth of Massachusetts GO	5.000%	3/1/2041	3,820	4,094
Commonwealth of Massachusetts GO	5.000%	5/1/2041	2,500	2,659
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,800	1,932
Commonwealth of Massachusetts GO	3.000%	11/1/2041	2,550	2,123
Commonwealth of Massachusetts GO	5.000%	1/1/2042	6,190	6,604
Commonwealth of Massachusetts GO	2.000%	3/1/2042	8,815	5,933
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5,390	5,712
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,000	3,208
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,020	4,332
Commonwealth of Massachusetts GO	5.000%	6/1/2042	1,165	1,255
Commonwealth of Massachusetts GO	5.000%	11/1/2042	20,545	21,971
Commonwealth of Massachusetts GO	5.000%	12/1/2042	5,000	5,369
Commonwealth of Massachusetts GO	5.000%	12/1/2042	8,000	8,650
Commonwealth of Massachusetts GO	5.000%	4/1/2043	3,000	3,216
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,850	1,901
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,185	1,252
Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,000	2,113
Commonwealth of Massachusetts GO	5.000%	6/1/2043	18,300	19,764
Commonwealth of Massachusetts GO	5.250%	9/1/2043	16,000	16,450
Commonwealth of Massachusetts GO	5.000%	11/1/2043	21,825	22,999
Commonwealth of Massachusetts GO	5.000%	11/1/2043	14,000	14,918
Commonwealth of Massachusetts GO	5.250%	1/1/2044	11,915	12,282
Commonwealth of Massachusetts GO	5.000%	3/1/2044	8,560	9,071
Commonwealth of Massachusetts GO	5.000%	4/1/2044	1,750	1,867
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,500	2,652
Commonwealth of Massachusetts GO	5.000%	6/1/2044	18,000	19,335
Commonwealth of Massachusetts GO	5.000%	8/1/2044	16,655	17,804
Commonwealth of Massachusetts GO	5.000%	11/1/2044	2,500	2,652
Commonwealth of Massachusetts GO	5.000%	12/1/2044	7,085	7,543
Commonwealth of Massachusetts GO	5.000%	12/1/2044	3,255	3,486
Commonwealth of Massachusetts GO	5.000%	2/1/2045	3,000	3,198
Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,535	1,629
Commonwealth of Massachusetts GO	5.000%	5/1/2045	4,000	4,223
Commonwealth of Massachusetts GO	5.000%	6/1/2045	14,000	14,951
Commonwealth of Massachusetts GO	5.000%	7/1/2045	19,210	19,814
Commonwealth of Massachusetts GO	5.000%	11/1/2045	15,210	15,731
Commonwealth of Massachusetts GO	5.000%	12/1/2045	3,835	4,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	2/1/2046	21,605	22,877
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	10,000	10,524
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	2,105	2,232
	Commonwealth of Massachusetts GO	5.000%	2/1/2047	10,920	11,483
	Commonwealth of Massachusetts GO	5.000%	5/1/2047	1,025	1,067
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2035	8,450	8,712
	Lowell MA GO	4.000%	8/1/2037	1,695	1,723
	Lowell MA GO	3.000%	9/1/2037	2,400	2,151
	Lowell MA GO	3.000%	9/1/2038	2,490	2,189
	Lowell MA GO	3.000%	9/1/2039	2,000	1,721
	Lowell MA GO	4.000%	8/1/2041	2,000	1,968
	Lynn MA GO	3.000%	9/1/2045	3,060	2,458
	Marblehead MA GO	2.000%	7/15/2041	1,255	886
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	5,500	6,088
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,375	16,079
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	2,100	2,242
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15,515	17,597
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	700	770
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	820	896
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	800	874
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	10,000	11,049
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	11,970	13,343
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	1,500	1,617
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10,000	10,943
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	3,250	3,198
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	6,500	7,078
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	5,000	5,416
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,394
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	5,000	5,373
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	11,915	12,652
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	5,000	5,342
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	10,635	11,429
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,000	9,517
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	6,410	6,854
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	7,000	7,358
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	4,900	5,202
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	4,795	5,039
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,565	1,584
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2037	325	355
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2038	300	326
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2040	550	591
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	700	746
[4]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2046	750	726
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	180	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	180	184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2028	1,325	1,348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	4,560	4,816
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,275	1,281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	190	196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	1,460	1,478
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	26,405	28,733
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	415	431
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,580	1,580
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	2,000	2,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	430	447
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	500	532
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	8,370	9,302
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	870	870
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	515	517
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	3,180	3,049
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,525	1,446
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	410	437
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	1,900	1,751
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	2,145	2,159
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	500	530
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	20,000	21,016
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	6,970	7,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	9,000	10,149
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	1,000	956
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	600	631
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	945	889
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	610	647
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	550	510
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2039	770	811
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	5,060	4,582
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,680	1,507
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	531
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	535	557
	Massachusetts Development Finance Agency College & University Revenue	2.500%	7/1/2040	4,000	3,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	16,000	18,060
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	5,775	5,613
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	450	462
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	1,000	984
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	1,075	935
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	3,290	3,137
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	3,500	2,976
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	13,615	14,819
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	18,195	19,891
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	4,545	5,024
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	33,310	37,193
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	500
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	1,310	1,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,010	5,015
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	955	985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,300	3,411
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	183
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	670	715
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	2,505	2,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,365	1,404
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	10,400	11,261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	749
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2032	2,635	2,855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,650	1,725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	310	329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	32,680	35,485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	17,900	19,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	765
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	475	507
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	2,770	3,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,660	1,702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,360	1,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	325	343
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,225	1,352
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	635
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	575	610
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,075
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,910	3,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,355	4,457
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,042
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	295	310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,710	5,760
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	27,335	29,944
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,590	2,876
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,233
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	600	632
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,835	1,875
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,500	5,621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,250	1,299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	205	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	4,370	4,721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	11,885	13,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	640	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	10/1/2035	1,070	1,180
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	5,240	5,277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,020	1,058
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	9,255	10,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	10/1/2036	1,455	1,597
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	35,140	38,577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,700	5,806
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	4,555	4,584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2037	1,695	1,881
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,315	1,412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,000	5,086
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,120	1,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,205	1,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	260	269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,315	1,443
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2038	1,390	1,531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	3,360	3,308
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	270	277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	940	1,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	675	722
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,475	1,552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	7,690	8,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	5,000	5,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	4,600	4,979
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	920	996
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	9/1/2040	585	636
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2040	1,065	1,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	27,175	25,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	685	737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2041	2,695	2,922
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,640	1,714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,900	2,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,030	2,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	8,395	8,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	4,000	4,212
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,290	1,342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,160	2,287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,035	5,370
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,000	3,146
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2043	2,000	2,147
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,965	2,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,870	1,984
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,000	4,204
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	5,890	6,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,255	2,381
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	2,500	2,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	2,500	2,615
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	1,090	984
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,170	1,194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,380	3,518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	3,900	4,090
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	2,665	2,755
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,970	2,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	4,840	4,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,205	4,444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2028	345	359
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2029	645	683
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2030	675	725
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,000	1,036
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.250%	7/1/2041	1,340	1,376
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	6,800	6,976
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2046	1,720	1,698
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	500	499
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	710	706
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2039	700	742
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2041	500	536
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2042	750	800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2043	750	797
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2044	500	529
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2045	500	526
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2029	2,365	2,364
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2030	2,485	2,478
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2032	2,000	1,979
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,955	1,924
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2038	5,000	4,755
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,255	1,258
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2030	5,000	5,401
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,620	4,632
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	12,060	12,171
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,005	3,016
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,740	7,841
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	12,665	12,459
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	2,000	1,593
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2056	5,200	5,750
[4,5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.000%	8/3/2026	2,120	2,120
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	4,005	4,006
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,470	1,470
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,500	2,500
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	3,905	4,085
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,770	4,976
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,860	2,976
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,560	2,656
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	4,075	4,630
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	2,925	3,322
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	1,250	1,352
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	2,010	2,174
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,500	1,616
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,550	1,670
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2043	1,750	1,878
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2039	1,145	844
	Massachusetts Water Resources Authority Water Revenue VRDO	2.950%	8/3/2026	2,145	2,145
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,616
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2035	9,000	10,177
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2036	5,335	6,046
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	1,000	1,039
	University of Massachusetts Building Authority College & University Revenue (Project Revenue Bonds)	5.000%	11/1/2047	5,000	5,235
	Wakefield MA GO	5.000%	8/15/2041	3,855	4,193
	Wakefield MA GO	5.000%	8/15/2042	4,080	4,422
	Wakefield MA GO	5.000%	8/15/2043	1,835	1,981
[1]	Worcester MA GO	4.000%	2/15/2041	2,460	2,408
					1,598,457
Michigan (1.9%)
[15]	Allegan Public School District GO	5.000%	5/1/2039	1,075	1,145
[15]	Allegan Public School District GO	5.000%	5/1/2041	2,330	2,465
[15]	Allegan Public School District GO	5.000%	5/1/2042	2,435	2,569
[15]	Allegan Public School District GO	5.000%	5/1/2043	1,270	1,336
	Ann Arbor School District GO	5.000%	5/1/2041	12,305	13,141
	Ann Arbor School District GO	5.000%	5/1/2042	12,905	13,742
[15]	Avondale School District GO	5.000%	11/1/2040	2,000	2,159
[15]	Avondale School District GO	5.000%	11/1/2042	1,000	1,063
[15]	Berkley School District GO	5.000%	5/1/2040	450	485
[15]	Berkley School District GO	5.000%	5/1/2041	775	827
[15]	Berkley School District GO	5.000%	5/1/2042	1,050	1,113
[15]	Berkley School District GO	5.000%	5/1/2043	1,470	1,554
[15]	Berkley School District GO	5.000%	5/1/2044	3,020	3,178
[15]	Berkley School District GO	5.000%	5/1/2046	2,925	3,050
	Bloomfield Hills School District GO	5.000%	5/1/2040	1,100	1,165
	Bloomfield Hills School District GO	5.000%	5/1/2042	550	579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bloomfield Hills School District GO	5.000%	5/1/2043	500	525
[15]	Chippewa Valley Schools GO	5.000%	5/1/2033	1,725	1,809
[15]	Chippewa Valley Schools GO	5.000%	5/1/2034	2,850	2,979
[15]	Chippewa Valley Schools GO	5.000%	5/1/2035	2,850	2,973
[15]	Chippewa Valley Schools GO	5.000%	5/1/2036	3,325	3,462
[15]	Chippewa Valley Schools GO	5.000%	5/1/2037	3,475	3,607
[15]	Clarkston Community Schools GO	5.000%	5/1/2038	500	546
[15]	Clarkston Community Schools GO	5.000%	5/1/2039	325	352
[15]	Clarkston Community Schools GO	5.000%	5/1/2040	500	538
[15]	Clarkston Community Schools GO	5.000%	5/1/2041	750	803
[15]	Clarkston Community Schools GO	5.000%	5/1/2042	1,525	1,625
[15]	Clarkston Community Schools GO	5.000%	5/1/2043	1,150	1,221
[15]	Clarkston Community Schools GO	5.000%	5/1/2044	1,450	1,532
[15]	Clarkston Community Schools GO	5.000%	5/1/2045	1,600	1,683
[1,15]	Detroit City School District GO	5.250%	5/1/2027	1,210	1,232
[15]	Detroit City School District GO	5.000%	5/1/2039	2,100	2,178
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2032	3,250	3,531
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2034	3,000	3,299
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2041	3,250	3,398
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2042	2,000	2,082
	Detroit MI GO	5.000%	4/1/2032	800	839
	Detroit MI GO	5.000%	4/1/2033	1,525	1,598
	Detroit MI GO	5.000%	4/1/2034	400	419
	Detroit MI GO	5.000%	4/1/2036	1,800	1,876
	Detroit MI GO	5.000%	4/1/2036	2,750	2,797
	Detroit MI GO	5.500%	4/1/2036	435	458
	Detroit MI GO	5.000%	4/1/2037	1,000	1,038
	Detroit MI GO	5.000%	4/1/2039	1,900	1,955
	Detroit MI GO	5.500%	4/1/2040	680	707
	Detroit MI GO	6.000%	5/1/2043	475	519
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2032	2,000	2,179
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2033	2,000	2,192
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2034	1,750	1,904
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2035	2,000	2,161
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2036	1,000	1,072
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2037	1,800	1,918
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2038	2,000	2,118
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2039	1,500	1,574
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2028	1,000	1,033
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2030	1,895	1,958
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2032	2,315	2,384
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2035	1,310	1,343
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2037	1,610	1,646
[15]	East Lansing School District GO	5.000%	5/1/2029	500	508
[15]	East Lansing School District GO	5.000%	5/1/2030	615	624
[15]	East Lansing School District GO	5.000%	5/1/2031	1,955	1,982
[15]	East Lansing School District GO	5.000%	5/1/2033	755	764
[15]	East Lansing School District GO	5.000%	5/1/2034	1,540	1,558
[15]	East Lansing School District GO	5.000%	5/1/2036	1,125	1,137
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2030	1,250	1,262
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2031	2,900	2,926
[1,15]	Fenton Area Public Schools GO	4.000%	5/1/2042	2,320	2,218
[1,15]	Fenton Area Public Schools GO	4.000%	5/1/2043	2,410	2,314
[1,15]	Fenton Area Public Schools GO	4.000%	5/1/2045	2,580	2,389
[12]	Freddie Mac Pool	3.350%	10/1/2038	14,433	13,354
[12]	Freddie Mac Pool	4.400%	10/1/2040	2,262	2,202
[12]	Freddie Mac Pool	4.350%	4/1/2041	999	952
[15]	Galesburg-Augusta Community Schools GO	3.000%	5/1/2039	1,000	851
	Grand Rapids MI GO	5.000%	4/1/2037	500	549
	Grand Rapids MI GO	5.000%	4/1/2041	590	628
	Grand Rapids MI GO	5.000%	4/1/2042	1,560	1,653
	Grand Rapids MI GO	5.000%	4/1/2042	1,000	1,066
	Grand Rapids MI GO	5.000%	4/1/2043	1,090	1,152
	Grand Rapids MI GO	5.000%	4/1/2043	1,000	1,063
	Grand Rapids MI GO	5.000%	4/1/2044	855	899
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2040	1,050	1,111
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2041	1,200	1,265
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2042	1,225	1,288
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2043	1,700	1,781
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2044	1,450	1,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	23,065	24,058
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	1,930	2,113
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,585	2,668
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	8,000	8,897
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,720	2,804
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	825	921
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	8,525	9,476
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,235	2,484
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	2,350	2,418
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	1,495	1,535
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	3,240	3,482
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	4,465	4,870
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,645	2,712
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,400	1,499
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	5,660	6,148
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	3,500	3,836
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,600	1,738
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2039	4,275	4,613
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,100	1,183
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,000	1,075
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2040	8,565	9,212
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2041	1,145	1,225
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2041	7,000	7,502
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2042	1,200	1,279
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	1,025	1,088
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	4,330	4,526
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	5,035	5,128
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	14,000	14,794
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	835	891
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	750	797
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,375	1,456
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	1,180	1,250
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	1,440	1,520
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	3,145	3,412
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	6,320	6,836
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	1,515	1,594
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	750	789
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,595	1,671
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,500	1,637
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,370	1,499
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,048
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,670	1,744
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,086
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,000	1,044
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,755	1,825
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	3,085	3,330
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2039	2,750	2,968
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	1,840	1,909
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	600	645
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2040	4,390	4,721
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2041	700	749
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2041	4,415	4,732
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2042	1,015	1,082
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2042	3,295	3,519
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2043	1,325	1,406
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2044	5,500	5,852
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	3,200	3,280
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	5,000	5,294
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	3,250	3,413
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	4,475	4,483
[15]	Greenville MI Public Schools GO	3.000%	11/1/2034	2,545	2,364
	Grosse Pointe Public School System GO	5.000%	5/1/2036	1,635	1,703
	Grosse Pointe Public School System GO	5.000%	5/1/2037	1,350	1,402
	Grosse Pointe Public School System GO	5.000%	5/1/2038	1,300	1,347
	Grosse Pointe Public School System GO	5.000%	5/1/2039	1,000	1,033
[15]	Holly Area School District GO	5.000%	5/1/2044	3,240	3,386
[15]	Howell Public Schools GO	5.000%	5/1/2034	1,000	1,109
[15]	Howell Public Schools GO	5.000%	5/1/2035	1,330	1,482
[15]	Howell Public Schools GO	5.000%	5/1/2037	1,740	1,911
[15]	Howell Public Schools GO	5.000%	5/1/2040	1,400	1,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Howell Public Schools GO	5.000%	5/1/2041	1,655	1,767
[15]	Howell Public Schools GO	5.000%	5/1/2042	3,100	3,299
[15]	Howell Public Schools GO	5.000%	5/1/2043	2,135	2,262
[15]	Howell Public Schools GO	5.000%	5/1/2044	1,495	1,576
[15]	Hudsonville Public Schools GO	5.000%	5/1/2033	1,360	1,378
[15]	Hudsonville Public Schools GO	4.000%	5/1/2034	1,050	1,067
[15]	Hudsonville Public Schools GO	5.000%	5/1/2034	1,120	1,134
[15]	Hudsonville Public Schools GO	4.000%	5/1/2035	560	568
[15]	Hudsonville Public Schools GO	5.000%	5/1/2035	1,000	1,012
[15]	Hudsonville Public Schools GO	5.000%	5/1/2036	1,000	1,011
[15]	Hudsonville Public Schools GO	4.000%	5/1/2037	1,460	1,465
[15]	Hudsonville Public Schools GO	5.000%	5/1/2037	1,015	1,026
[15]	Hudsonville Public Schools GO	4.000%	5/1/2039	1,065	1,051
[15]	Hudsonville Public Schools GO	4.000%	5/1/2040	1,300	1,273
	Huntington Woods MI GO	3.000%	10/1/2040	1,440	1,194
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2033	3,800	3,604
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2036	4,150	3,755
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2037	4,275	3,794
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2038	4,400	3,827
[15]	Jackson MI Public Schools GO	5.000%	5/1/2042	2,195	2,237
[2]	Kalamazoo Charter Township Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/2043	2,710	2,852
[4]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	765	752
[1]	Kalamazoo Public Schools GO	5.000%	5/1/2042	1,125	1,186
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2027	1,120	1,147
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,020	1,041
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2032	1,030	1,051
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2033	2,140	2,181
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2037	1,145	1,160
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2032	1,000	1,097
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2033	1,000	1,105
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2034	1,100	1,220
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2036	1,110	1,212
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2037	2,000	2,164
[15]	Lake Orion Community School District GO	5.000%	5/1/2033	3,800	3,979
[15]	Lake Orion Community School District GO	5.000%	5/1/2034	2,400	2,508
[15]	Lake Orion Community School District GO	5.000%	5/1/2035	4,280	4,464
[15]	Lake Orion Community School District GO	5.000%	5/1/2036	3,800	3,954
[15]	Lake Orion Community School District GO	5.000%	5/1/2037	4,025	4,167
[15]	Lake Orion Community School District GO	4.000%	5/1/2040	1,100	1,069
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2034	310	345
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2035	275	306
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2036	850	944
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2037	1,250	1,380
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2038	1,700	1,864
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2039	1,300	1,413
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2040	1,700	1,830
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2041	1,900	2,033
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2042	1,555	1,657
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2043	2,875	3,052
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2044	1,000	1,057
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2045	1,370	1,441
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2041	800	860
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2042	1,700	1,819
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	3,265	3,340
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	2,205	2,388
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2041	2,000	2,127
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2042	2,930	3,111
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2043	3,750	3,965
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2044	3,000	3,156
[1]	Lansing MI GO	4.000%	6/1/2039	3,570	3,576
[1]	Lansing MI GO	4.000%	6/1/2040	1,000	995
[1]	Lansing MI GO	5.000%	6/1/2042	3,925	4,140
[15]	Lansing School District GO	5.000%	5/1/2039	1,255	1,360
[15]	Lansing School District GO	5.000%	5/1/2041	1,380	1,477
[15]	Lansing School District GO	5.000%	5/1/2043	1,150	1,221
[15]	Lansing School District GO	5.000%	5/1/2044	850	898
[1]	Livonia Public Schools GO	5.000%	5/1/2039	1,380	1,460
[1]	Livonia Public Schools GO	5.000%	5/1/2042	4,395	4,585
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2027	1,610	1,636
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2030	2,540	2,578

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2031	2,030	2,059
Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2034	1,835	1,857
Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2042	3,500	3,524
Macomb MI Intermediate School District GO	5.000%	5/1/2040	1,500	1,578
Macomb MI Intermediate School District GO	5.000%	5/1/2041	2,900	3,049
Macomb MI Intermediate School District GO	5.000%	5/1/2042	3,575	3,744
Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,145	1,146
Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,010	1,011
Michigan (Environmental Program) GO	3.000%	5/15/2039	1,440	1,230
Michigan Finance Authority College & University Revenue	4.000%	9/1/2030	725	731
Michigan Finance Authority College & University Revenue	4.000%	9/1/2031	660	663
Michigan Finance Authority College & University Revenue	4.000%	2/1/2032	285	276
Michigan Finance Authority College & University Revenue	5.000%	9/1/2032	690	732
Michigan Finance Authority College & University Revenue	5.000%	9/1/2033	725	767
Michigan Finance Authority College & University Revenue	5.000%	9/1/2034	1,140	1,200
Michigan Finance Authority College & University Revenue	5.000%	9/1/2036	1,010	1,054
Michigan Finance Authority College & University Revenue	5.000%	9/1/2037	1,200	1,247
Michigan Finance Authority College & University Revenue	5.000%	9/1/2038	1,380	1,429
Michigan Finance Authority College & University Revenue	4.000%	9/1/2039	1,045	953
Michigan Finance Authority College & University Revenue	4.000%	9/1/2040	1,100	998
Michigan Finance Authority College & University Revenue	4.000%	9/1/2041	1,120	1,012
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2028	1,020	1,056
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2031	1,300	1,343
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2035	1,530	1,534
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2037	1,655	1,629
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2038	1,000	1,018
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2029	415	418
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2030	425	426
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2031	910	871
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2032	950	899
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2033	990	924
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2034	1,000	925
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2035	400	365
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2036	565	507
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2037	640	567
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2038	660	575
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2039	645	553
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	4,010	4,069
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	870	871
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,800	2,847
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,070	2,127
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,525	1,571
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	4,165	4,311
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,000	1,003
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,395	4,629
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,015	1,018
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,880	4,959
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,600	1,683
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,580	2,588
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,770	3,828
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	12,000	12,947
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,655	2,663
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2031	1,000	1,069
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,290	4,353
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	11,450	12,469
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2032	1,475	1,587
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,665	3,680
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,345	3,483
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2033	1,000	1,079
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2033	1,000	1,082
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,040	5,070
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2034	1,000	1,085
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2034	1,000	1,080
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,870	7,909
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,145	5,249
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	2,245	2,321
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	10,000	9,896
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	8,810	8,977
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	5,570	5,742
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	7,315	7,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	3,310	3,231
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	6,020	6,189
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2037	1,800	1,900
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	8,145	8,626
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,000	12,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	10,255	10,515
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,715	1,695
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2038	8,305	8,750
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	12,000	12,254
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2039	1,850	1,920
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	8,295	8,572
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	5,740	5,440
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2041	1,100	1,147
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	5,000	5,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2043	1,375	1,425
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,990	6,386
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2047	2,930	2,573
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	3,355	3,355
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	685
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2033	2,030	2,063
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	1,100	1,211
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2034	2,125	2,151
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	925	1,021
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2035	2,005	2,024
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	1,000	1,093
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,100	1,190
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,100	1,179
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,000	1,064
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,090	1,156
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,500	1,585
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,550	1,633
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,350	1,412
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2026	2,310	2,323
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2027	1,320	1,357
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2030	2,200	2,287
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2031	1,020	1,058
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2032	1,225	1,268
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	1,095	1,132
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	1,440	1,486
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2035	1,525	1,570
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2036	2,045	2,101
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2037	2,515	2,579
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2038	2,110	2,159
[2,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.200%	8/3/2026	21,600	21,600
	Michigan Finance Authority Revenue	5.000%	3/1/2031	30,360	32,382
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	30,000	30,010
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,650	2,824
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,305	3,526
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	3,250	3,462
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,000	2,027
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	4,325	4,365
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,570	1,577
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	4,215	4,216
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,630	4,619
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	5,355	5,273
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,750	3,653
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	7,540	7,549
	Michigan Finance Authority Water Revenue	5.000%	10/1/2036	5,540	5,720
	Michigan Finance Authority Water Revenue	5.000%	10/1/2037	7,005	7,218
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/2036	4,475	4,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	10,115	10,160
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2034	3,625	3,641
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	1,000	1,083
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	8,035	8,822
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2038	450	484
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2041	1,000	1,061
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2042	7,750	8,304
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,505	3,740
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2043	1,025	977
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.000%	4/15/2038	6,500	7,194
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,160	2,175
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,490	2,559
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,290	2,353
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	5,560	5,849
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,410	1,446
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,865	1,911
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	3,035	3,106
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	7,240	7,803
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	6,770	7,191
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	7,115	7,477
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,280	8,668
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	8,385	8,748
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,850	1,928
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,765	1,833
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,420	1,468
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	6,540	7,018
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	10,135	10,986
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/5/2026	24,270	24,270
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	2,655	2,710
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	4,880	4,880
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/2044	2,250	2,200
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	620	620
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	2,825	2,816
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2052	1,045	1,030
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	7,320	7,571
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	20,840	22,177
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,730	2,954
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	23,220	25,323
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	29,805	32,427
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	13,860	15,154
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/2041	17,330	16,684
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,878
	Michigan State University College & University Revenue	5.000%	2/15/2030	900	946
	Michigan State University College & University Revenue	5.000%	2/15/2031	1,450	1,520
	Michigan State University College & University Revenue	5.000%	2/15/2032	1,380	1,444
	Michigan State University College & University Revenue	5.000%	2/15/2033	1,940	2,027
	Michigan State University College & University Revenue	5.000%	2/15/2034	5,820	6,070
	Michigan State University College & University Revenue	5.000%	2/15/2035	1,300	1,353
	Michigan State University College & University Revenue	5.000%	2/15/2036	1,860	1,932
	Michigan State University College & University Revenue	4.000%	2/15/2038	1,000	999
	Michigan State University College & University Revenue	5.000%	2/15/2042	2,830	3,041
	Michigan State University College & University Revenue	5.000%	2/15/2043	2,500	2,675
	Michigan State University College & University Revenue	5.000%	2/15/2045	1,000	1,060
	Michigan State University College & University Revenue	5.250%	8/15/2046	18,180	19,365
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,710	3,777
[4]	Michigan Strategic Fund Miscellaneous Revenue	4.250%	10/1/2036	710	704
[4]	Michigan Strategic Fund Miscellaneous Revenue	4.625%	10/1/2041	630	628
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	1,145	1,153
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	17,960	17,937
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	6,510	6,438
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	17,935	17,485
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	3,595	3,490
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	5,500	5,100
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	2,000	2,169
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	10,625	11,410
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	17,230	18,441
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	22,840	24,378
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	31,790	33,807
[15]	Milan Area Schools GO	5.000%	5/1/2027	1,055	1,072
[15]	Milan Area Schools GO	5.000%	5/1/2028	1,100	1,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Milan Area Schools GO	5.000%	5/1/2029	1,155	1,216
[15]	Milan Area Schools GO	5.000%	5/1/2032	1,670	1,751
[15]	Milan Area Schools GO	5.000%	5/1/2034	1,940	2,027
	Northern Michigan University College & University Revenue	5.000%	6/1/2035	300	334
	Northern Michigan University College & University Revenue	5.000%	6/1/2036	500	551
	Northern Michigan University College & University Revenue	5.000%	6/1/2037	770	842
	Northern Michigan University College & University Revenue	5.000%	6/1/2038	770	835
	Northern Michigan University College & University Revenue	5.000%	6/1/2039	625	672
	Northern Michigan University College & University Revenue	5.000%	6/1/2040	650	695
	Northern Michigan University College & University Revenue	5.000%	6/1/2041	820	874
	Northern Michigan University College & University Revenue	5.250%	6/1/2042	1,000	1,077
	Northern Michigan University College & University Revenue	5.250%	6/1/2043	1,000	1,073
	Northern Michigan University College & University Revenue	5.250%	6/1/2044	780	834
	Northern Michigan University College & University Revenue	5.250%	6/1/2045	1,000	1,065
[15]	Northview Public Schools GO	2.000%	11/1/2032	1,780	1,536
	Northville Public Schools GO	5.000%	5/1/2040	880	933
	Northville Public Schools GO	5.000%	5/1/2041	1,250	1,323
	Northville Public Schools GO	5.000%	5/1/2042	1,630	1,720
	Northville Public Schools GO	5.000%	5/1/2043	1,000	1,053
	Novi Community School District GO	5.000%	5/1/2041	1,100	1,140
	Novi MI GO	5.000%	5/1/2044	1,015	1,086
	Oakland University College & University Revenue	5.000%	3/1/2032	1,290	1,397
	Oakland University College & University Revenue	5.000%	3/1/2033	1,275	1,374
	Oakland University College & University Revenue	5.000%	3/1/2036	1,500	1,594
	Oakland University College & University Revenue	5.000%	3/1/2037	1,500	1,585
	Oakland University College & University Revenue	5.000%	3/1/2037	875	955
	Oakland University College & University Revenue	5.000%	3/1/2038	1,575	1,656
	Oakland University College & University Revenue	5.000%	3/1/2038	1,205	1,301
	Oakland University College & University Revenue	5.000%	3/1/2039	1,675	1,752
	Oakland University College & University Revenue	5.000%	3/1/2040	3,200	3,333
	Oakland University College & University Revenue	5.000%	3/1/2041	3,360	3,484
	Oakland University College & University Revenue	5.000%	3/1/2042	3,530	3,649
	Oakland University College & University Revenue	5.000%	3/1/2042	1,625	1,716
	Oakland University College & University Revenue	5.000%	3/1/2043	2,375	2,498
	Oakland University College & University Revenue	5.000%	3/1/2044	9,000	9,138
	Oakland University College & University Revenue	5.000%	3/1/2044	810	847
	Oakland University College & University Revenue	5.000%	3/1/2045	625	649
	Oakland University College & University Revenue	5.000%	3/1/2046	1,000	1,032
[15]	Okemos Public Schools GO	5.000%	5/1/2041	400	426
[15]	Okemos Public Schools GO	5.000%	5/1/2042	1,150	1,221
[15]	Okemos Public Schools GO	5.000%	5/1/2042	575	615
[15]	Okemos Public Schools GO	5.000%	5/1/2043	550	581
[15]	Okemos Public Schools GO	5.000%	5/1/2043	725	772
[15]	Okemos Public Schools GO	5.000%	5/1/2044	600	632
[15]	Okemos Public Schools GO	5.000%	5/1/2045	1,100	1,164
	Plymouth-Canton Community School District GO	3.000%	5/1/2040	1,675	1,388
	Plymouth-Canton Community School District GO	5.000%	5/1/2042	2,325	2,460
	Portage Public Schools GO	4.000%	11/1/2032	3,195	3,233
	Portage Public Schools GO	4.000%	11/1/2033	1,465	1,480
	Portage Public Schools GO	4.000%	11/1/2034	3,725	3,745
	Portage Public Schools GO	4.000%	11/1/2037	1,900	1,893
	Rochester Community School District GO	3.000%	5/1/2033	2,090	1,971
[15]	Rockford Public Schools GO	5.000%	5/1/2040	1,735	1,843
[15]	Rockford Public Schools GO	5.000%	5/1/2041	3,110	3,289
[15]	Rockford Public Schools GO	5.000%	5/1/2042	3,700	3,899
[15]	Rockford Public Schools GO	5.000%	5/1/2043	1,300	1,366
[15]	Saginaw City School District GO	4.000%	5/1/2030	1,105	1,136
[15]	Saginaw City School District GO	4.000%	5/1/2036	700	705
[15]	Saginaw City School District GO	4.000%	5/1/2040	3,260	3,159
[15]	Saginaw City School District GO	4.000%	5/1/2041	1,130	1,073
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,250	1,292
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,020	1,068
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,015	1,063
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,025	1,067
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,130	1,165
	South Lyon Community Schools GO	5.000%	5/1/2033	600	661
	South Lyon Community Schools GO	5.000%	5/1/2034	1,000	1,108
	South Lyon Community Schools GO	5.000%	5/1/2035	600	667
	Southfield MI GO	3.000%	5/1/2033	2,630	2,480
	University of Michigan College & University Revenue	5.000%	4/1/2031	1,090	1,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan College & University Revenue	5.000%	4/1/2034	3,520	3,569
	University of Michigan College & University Revenue	5.000%	4/1/2035	3,360	3,404
	University of Michigan College & University Revenue	5.000%	4/1/2036	1,260	1,311
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,030	4,092
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	5,090	5,169
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/2045	2,300	2,367
[15]	Warren Consolidated Schools GO	5.000%	5/1/2029	1,200	1,264
[15]	Warren Consolidated Schools GO	5.000%	5/1/2031	1,150	1,241
[15]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,300	2,408
[15]	Warren Consolidated Schools GO	5.000%	5/1/2033	1,400	1,464
[15]	Warren Consolidated Schools GO	5.000%	5/1/2035	2,600	2,708
[15]	Warren Consolidated Schools GO	5.000%	5/1/2037	1,430	1,482
[15]	Warren Consolidated Schools GO	5.000%	5/1/2039	1,405	1,448
	Warren MI GO	5.000%	11/1/2041	1,300	1,387
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2027	840	864
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2028	670	688
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	660	676
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	830	849
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	785	806
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	760	777
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	780	798
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	645	659
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	6,085	6,308
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	645	658
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	5,000	5,172
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	900	914
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	610	621
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	8,000	8,254
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	1,025	1,130
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	6,030	6,207
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	1,160	1,269
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	4,000	4,346
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	1,855	1,951
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	1,640	1,767
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	2,000	2,155
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	1,890	2,023
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	3,000	3,198
	West Ottawa Public Schools GO	5.000%	5/1/2044	1,700	1,789
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2033	590	632
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	250	267
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	600	640
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2035	600	638
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	400	422
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	600	633
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	250	262
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	405	423
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	200	209
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	500	521
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	225	234
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2041	400	416
[2]	Zeeland Public Schools GO	5.000%	5/1/2043	1,730	1,798
					1,692,703
Minnesota (1.1%)
	Bloomington Independent School District No. 271 GO	3.000%	2/1/2037	1,045	930
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2040	1,575	1,565
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2041	1,640	1,620
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2042	1,705	1,674
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	264
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,200	1,224
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,390	3,143
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,500	1,523
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,790	1,542
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2042	1,320	1,387
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	655
	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	775	627
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	955	741
	Duluth Independent School District No. 709 GO	0.000%	2/1/2034	1,000	741
[12]	Freddie Mac Pool	3.850%	1/1/2040	6,700	6,069
[12]	Freddie Mac Pool	3.900%	7/1/2040	5,668	5,329

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2036	300	321
Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2037	375	399
Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2039	650	687
Goodridge Independent School District No. 561 GO	4.000%	2/1/2039	1,265	1,267
Goodridge Independent School District No. 561 GO	4.000%	2/1/2041	1,370	1,349
Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	1,000
Hennepin County MN GO	5.000%	12/15/2033	7,000	7,329
Hennepin County MN GO	5.000%	12/1/2034	5,180	5,211
Hennepin County MN GO	5.000%	12/1/2034	1,030	1,161
Hennepin County MN GO	5.000%	12/15/2037	11,300	11,732
Hennepin County MN GO	5.000%	12/15/2038	6,000	6,214
Hennepin County MN GO	5.000%	12/15/2038	4,250	4,442
Hennepin County MN GO	5.000%	12/1/2041	7,005	7,528
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,400	1,411
Metropolitan Council GO	4.000%	3/1/2041	3,080	3,037
Metropolitan Council GO	4.000%	3/1/2042	1,970	1,921
Minneapolis MN GO	3.000%	12/1/2032	30	29
Minneapolis MN GO	3.000%	12/1/2040	1,700	1,425
Minneapolis MN GO	3.000%	12/1/2043	3,220	2,581
Minneapolis MN GO	3.000%	12/1/2044	5,890	4,637
Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	6,455	6,354
Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	2,000	1,864
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,440	20,229
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	25,030	26,599
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,750	1,863
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	590	596
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	5,340	5,387
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	690	696
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	555	560
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	3,970	4,002
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	635	640
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2033	650	655
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2034	910	917
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2035	875	881
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2036	940	946
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2037	940	946
Minnesota (State Office Building Project) COP	5.000%	11/1/2039	8,500	9,101
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,384
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	15,515	16,682
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,570	2,706
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	3,250	3,414
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	3,600	3,765
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	4,000	4,154
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	2,315	2,405
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	4,085	4,229
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	5,590	5,773
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	6,290	6,498
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	6,005	6,174
Minnesota GO	5.000%	8/1/2026	13,000	13,000
Minnesota GO	5.000%	8/1/2027	12,790	13,091
Minnesota GO	5.000%	8/1/2028	13,105	13,693
Minnesota GO	5.000%	8/1/2028	19,210	20,073
Minnesota GO	5.000%	8/1/2029	21,800	23,214
Minnesota GO	5.000%	8/1/2029	4,405	4,691
Minnesota GO	5.000%	8/1/2035	9,535	9,550
Minnesota GO	5.000%	10/1/2037	5,000	5,087
Minnesota GO	5.000%	8/1/2038	12,700	13,900
Minnesota GO	5.000%	8/1/2040	10,610	11,284
Minnesota GO	5.000%	8/1/2042	5,270	5,569
Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,625	1,642
Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	2,165	2,257
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	1,030	1,032
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	1,080	1,082
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	1,135	1,137
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	1,195	1,197
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2030	1,250	1,252
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2031	1,310	1,312
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2032	1,380	1,381
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	1,445	1,446
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	650	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	1,520	1,521
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	300	312
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2035	650	674
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	2,005	2,076
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2041	2,210	2,283
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2042	3,425	3,529
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2043	2,650	2,722
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2044	2,690	2,755
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	3,230	3,291
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	1,235	1,267
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2035	3,500	3,536
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2036	2,215	2,227
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	3,705	3,709
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	2,305	2,306
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2031	195	185
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2031	150	142
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2032	185	173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2032	255	235
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/2033	185	168
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2033	190	174
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/2034	410	358
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2034	260	234
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2034	335	291
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/2034	775	691
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2043	4,745	3,860
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2044	525	413
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	965	968
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,971	1,963
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2052	8,645	8,515
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	7,220	7,186
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	6,725	7,047
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	3,440	3,659
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,380	3,717
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	10,375	11,481
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,305	10,288
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,870	6,403
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,505	12,505
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,760	3,049
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	7,640	8,364
[6]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	8,720	9,785
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	60,000	61,415
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	37,060	37,462
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.445%	12/1/2052	17,000	17,032
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	14,595	14,792
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	11,620	11,777
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2037	810	543
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2039	1,250	758
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2037	1,205	1,321
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	1,440	1,543
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	1,510	1,606
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2042	1,585	1,677
	Moorhead Independent School District No. 152 GO	2.625%	2/1/2039	10,025	8,082
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2042	2,990	2,440
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/2042	1,350	1,319
	Osseo Independent School District No. 279 GO	5.000%	2/1/2027	1,350	1,365
	Osseo Independent School District No. 279 GO	4.000%	2/1/2038	27,755	27,783
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	9,135	10,211
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	11,050	12,186
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	6,750	7,287
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	2.800%	8/3/2026	72,985	72,985
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2037	19,000	19,154
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2039	20,750	20,650
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2040	11,250	11,074
	South Washington County MN Independent School District No. 833 GO	5.000%	2/1/2040	8,150	8,718
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2041	6,185	6,075
	South Washington County MN Independent School District No. 833 GO	5.000%	2/1/2041	8,450	8,982
	South Washington County MN Independent School District No. 833 GO	5.000%	2/1/2042	4,375	4,635
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	765	841
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	4,475	4,977
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2036	9,275	10,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	2,265	2,416
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,118
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	6,045	6,328
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	98
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	100	95
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	102
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	250	205
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	184
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	310	233
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2035	840	601
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	442
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2037	1,000	644
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	2,845	1,732
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	805	820
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	780	793
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,070	3,256
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,095	4,380
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,970	1,997
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	3,875	4,171
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,650	3,950
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,105	1,117
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,245	1,220
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,500	1,456
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,439
	St. Paul Park MN Health, Hospital, Nursing Home Revenue	4.250%	6/1/2036	1,820	1,786
	St. Paul Park MN Health, Hospital, Nursing Home Revenue	5.000%	6/1/2046	1,415	1,374
	University of Minnesota College & University Revenue	5.000%	4/1/2038	3,455	3,824
	University of Minnesota College & University Revenue	5.000%	4/1/2039	2,410	2,645
	University of Minnesota College & University Revenue	5.000%	9/1/2039	1,120	1,135
	Virginia Independent School District No. 706 GO	3.000%	2/1/2032	7,345	7,000
	Virginia Independent School District No. 706 GO	3.000%	2/1/2034	3,900	3,618
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	3,950	3,590
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2027	1,660	1,676
	Westonka Independent School District No. 277 GO	4.000%	2/1/2043	910	884
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/2033	7,465	7,022
					981,033
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,665	3,666
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	11,095	11,050
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	5,480	5,494
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	3,785	3,792
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	4,880	4,886
	Medical Center Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2042	4,180	4,353
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.950%	8/3/2026	1,500	1,500
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.050%	8/3/2026	14,680	14,680
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.050%	8/3/2026	14,100	14,100
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	2,315	2,386
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,890	3,117
[4]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	1,000	816
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	5,545	5,821
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	4,090	4,365
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,590	2,793
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	11,500	12,528
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,149
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,202
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,393
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2032	10,000	10,894
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2027	4,745	4,752
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2028	1,530	1,556
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2029	1,395	1,418
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,000	1,049

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,165	1,182
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2032	2,070	2,074
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2032	1,500	1,569
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2033	1,500	1,502
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2033	1,710	1,786
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2034	870	907
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2035	1,380	1,435
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2036	1,000	1,037
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2037	665	688
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	2,085	2,136
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,540	1,603
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,515	5,720
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	5,420	5,611
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2033	1,000	1,032
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	4,165	4,291
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2035	3,000	3,085
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2036	10,500	10,774
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	11,130	11,396
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	11,690	11,268
Mississippi GO	4.000%	12/1/2032	10	10
Mississippi GO, Prere.	5.000%	11/1/2026	1,250	1,257
Mississippi GO, Prere.	5.000%	11/1/2026	2,750	2,766
Mississippi GO, Prere.	5.000%	11/1/2026	3,635	3,656
Mississippi GO, Prere.	5.000%	11/1/2026	4,000	4,023
Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/2039	9,335	8,914
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,000	1,035
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	800	831
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	800	828
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	745	768
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	745	766
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,026
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2027	1,200	1,208
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2028	3,495	3,572
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,360	1,411
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,150	1,193
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2031	2,215	2,315
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	1,750	1,825
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2033	1,750	1,821
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2034	2,410	2,500
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2033	875	877
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2035	2,010	2,010
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2032	260	285
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2034	300	333
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2035	375	413
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2036	500	547
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2037	750	815
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2038	750	810
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2039	800	858
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2040	1,000	1,068
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2042	1,150	1,212
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2043	1,250	1,314
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	784
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	4.000%	10/1/2045	1,200	1,118
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2033	1,500	1,502
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2035	2,565	2,567
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2036	1,540	1,530
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2037	1,740	1,728
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2038	3,220	3,185
Warren County MS Industrial Revenue	4.000%	9/1/2032	6,700	6,802
Warren County MS Industrial Revenue	4.200%	5/1/2034	3,000	3,053
				270,392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri (1.0%)
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	925	924
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,000	1,012
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,415
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,540	1,555
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,070	1,080
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	750	756
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	5,115	5,511
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,540	1,636
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,620	1,600
Center MO School District No. 58 GO	4.000%	3/1/2032	3,350	3,359
Center MO School District No. 58 GO	4.000%	3/1/2033	2,330	2,335
Center MO School District No. 58 GO	4.000%	3/1/2034	3,630	3,636
Greene County Reorganized School District No. R-8 GO	5.000%	3/1/2043	3,700	3,933
Greene County Reorganized School District No. R-8 GO	5.000%	3/1/2044	3,550	3,771
Greene County Reorganized School District No. R-8 GO	5.000%	3/1/2045	4,240	4,478
Independence MO School District GO	3.250%	3/1/2040	1,850	1,643
Independence MO School District GO	3.250%	3/1/2041	2,650	2,316
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/2040	3,500	2,906
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	7,830	7,868
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	12,745	12,781
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	13,640	13,679
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	14,425	14,467
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	6,765	6,785
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/2037	1,765	1,846
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/2038	1,500	1,614
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2043	3,700	4,059
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2044	2,280	2,491
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2035	150	136
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2037	600	521
Jefferson County School District No. R-1 Northwest GO	5.250%	3/1/2041	1,500	1,586
Joplin Schools GO	5.000%	3/1/2035	300	330
Joplin Schools GO	5.000%	3/1/2036	325	358
Joplin Schools GO	4.000%	3/1/2037	500	504
Joplin Schools GO	4.000%	3/1/2038	1,000	999
Joplin Schools GO	4.000%	3/1/2039	800	791
Joplin Schools GO	4.000%	3/1/2040	1,250	1,223
Joplin Schools GO	4.000%	3/1/2041	1,350	1,306
Joplin Schools GO	4.000%	3/1/2042	3,500	3,357
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	3,950	3,744
Kansas City MO GO	5.000%	2/1/2032	240	263
Kansas City MO GO	5.000%	2/1/2033	300	332
Kansas City MO GO	5.000%	2/1/2035	250	281
Kansas City MO GO	5.000%	2/1/2036	400	447
Kansas City MO GO	5.000%	2/1/2037	450	500
Kansas City MO GO	5.000%	2/1/2040	500	542
Kansas City MO GO	5.000%	2/1/2041	650	699
Kansas City MO GO	5.000%	2/1/2042	800	856
Kansas City MO GO	4.000%	2/1/2043	5,650	5,485
Kansas City MO GO	4.000%	2/1/2044	1,725	1,667
Kansas City MO GO	5.000%	2/1/2045	450	475
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2030	1,190	1,191
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2031	1,740	1,741
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2031	1,510	1,550
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2033	2,020	2,068
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/2037	2,500	2,274
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2038	500	544
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2041	1,310	1,396
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,051
Kansas City MO School District COP	5.000%	4/1/2033	2,000	2,195
Kansas City MO School District COP	5.000%	4/1/2034	4,195	4,629
Kansas City MO School District COP	5.000%	4/1/2035	4,405	4,885
Kansas City MO School District COP	5.000%	4/1/2041	5,805	6,147
Kansas City MO School District COP	5.000%	4/1/2042	6,100	6,431
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2034	6,295	6,968
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2035	4,000	4,452
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2036	7,940	8,742
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2037	9,080	9,907
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2038	4,250	4,595
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2039	4,230	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2040	3,900	4,162
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2037	2,000	2,119
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2038	3,355	3,541
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2039	2,150	2,262
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2040	1,250	1,311
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2041	2,025	2,115
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,300	1,417
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,645	1,784
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2038	1,655	1,754
	Kansas City MO Water Revenue	5.000%	12/1/2036	2,550	2,833
	Kansas City MO Water Revenue	5.000%	12/1/2039	625	673
	Kansas City MO Water Revenue	5.000%	12/1/2041	1,200	1,283
	Kansas City MO Water Revenue	5.000%	12/1/2041	3,000	3,225
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,895	2,017
	Kansas City MO Water Revenue	5.000%	12/1/2043	1,000	1,060
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,855	1,870
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	3.600%	8/15/2048	1,370	1,370
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	3.800%	8/15/2048	1,710	1,710
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2026	2,095	2,096
	Liberty Public School District No. 53 GO	5.000%	3/1/2040	2,300	2,407
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2033	5,500	5,223
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	1,565	1,660
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2032	4,125	4,553
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2035	4,690	4,740
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2036	2,415	2,440
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	2,265	2,519
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	2,405	2,645
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	4,260	4,666
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2040	1,000	1,094
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2041	4,785	4,988
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	5,000	5,297
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.000%	6/15/2040	6,000	6,034
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,820	1,864
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,995	2,094
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,105	2,202
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,355	1,419
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,425	1,485
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,225	1,271
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,360	2,547
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,575	2,788
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,500	1,559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	15,000	16,423
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	6,840	6,841
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	29,000	29,028
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	500	515
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	4,465	4,878
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	5,305	5,192
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	450	462
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	25,000	27,664
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,800	1,728
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	2,000	2,166
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	6,550	6,748
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	520	514
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	2,500	2,365
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,540	1,656
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	5,325	5,072
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	855	835
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,000	1,761
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	600	571
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	1,980	1,795
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,826
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	850	895
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2042	5,800	5,545
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	750	789
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2042	3,000	3,243
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2043	3,805	3,619
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	840	881
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2043	4,200	4,529
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,870	1,952
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	5,000	5,367

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	1,000	1,001
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	1,150	1,151
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2030	510	510
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,350	1,351
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,165	1,221
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	400	419
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	500	500
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	795	837
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,265	1,332
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	550	550
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	1,290	1,365
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	3,560	3,774
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2036	3,945	4,143
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	15,855	16,101
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	15,000	15,515
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	6,920	7,162
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	8/3/2026	3,800	3,800
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	8/3/2026	11,600	11,600
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	8/3/2026	3,000	3,000
Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	35,000	36,371
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	4.050%	11/1/2041	900	875
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/2047	490	390
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,690	1,682
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,025	1,015
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	7,680	7,601
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	2,715	2,801
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,150	2,265
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2037	665	720
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2038	415	447
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2039	910	979
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2040	515	552
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2041	660	706
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2042	615	657
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2035	1,000	1,106
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2036	750	830
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2037	1,000	1,096
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2038	1,000	1,085
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2039	2,000	2,148
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2040	1,500	1,601
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/2043	2,995	3,201
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,660	1,801
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2033	3,000	3,280
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2034	2,425	2,674
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,245	5,248
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2034	7,810	8,650
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2036	7,935	8,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2037	4,590	4,995
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,850	1,983
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	10,010	10,116
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2038	9,810	9,763
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2039	5,315	5,228
	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	605	595
	Republic School District No. R-3 GO	4.000%	3/1/2040	1,250	1,222
	Springfield MO Public Utility COP	5.000%	11/1/2043	17,475	18,354
	Springfield MO Public Utility COP	4.000%	11/1/2044	15,400	14,827
	Springfield MO Public Utility COP	4.000%	11/1/2045	16,000	15,255
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2029	750	798
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2030	1,095	1,180
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2031	1,125	1,226
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/2031	5,585	5,613
	St. Charles School District GO	3.000%	3/1/2039	3,025	2,524
	St. Charles School District GO	3.000%	3/1/2040	2,000	1,643
	St. Charles School District GO	3.000%	3/1/2041	1,800	1,457
	St. Louis Community College District COP	4.000%	4/1/2043	1,120	1,075
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	10,725	10,845
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,500	1,522
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,500	2,622
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	4,060	4,248
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	2,700	2,820
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,700	1,877
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	2,250	2,345
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,250	1,389
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,570	5,866
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,101
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	2,250	2,352
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2027	4,020	3,890
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2028	3,585	3,346
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	2,680	2,402
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	3,590	3,083
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2027	3,475	3,363
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2028	3,100	2,893
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	2,320	2,080
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	3,105	2,667
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/2045	8,025	8,207
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2033	2,000	1,527
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/2040	6,750	6,960
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2029	4,200	4,203
[1]	St. Louis School District GO	5.000%	4/1/2038	2,000	2,125
[1]	St. Louis School District GO	5.000%	4/1/2039	6,725	7,110
[1]	St. Louis School District GO	5.000%	4/1/2040	7,130	7,483
	Union R-XI School District GO	4.000%	3/1/2034	1,290	1,296
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/2033	2,850	2,218
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	20,975	22,665
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2031	2,000	2,186
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2032	2,305	2,546
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	11,445	12,829
					875,852
Montana (0.1%)
	Flathead County MT GO	5.000%	7/1/2036	785	883
	Flathead County MT GO	5.000%	7/1/2043	2,590	2,788
	Flathead County MT GO	5.000%	7/1/2044	1,920	2,055
	Flathead County MT GO	5.000%	7/1/2045	1,470	1,566
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	13,650	13,705
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/2034	3,750	3,730
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	12,535	12,675
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	6,080	6,049
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2038	640	701
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2039	675	733
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2040	840	909
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2041	825	889
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2042	355	381
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2043	1,000	1,069
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2045	1,075	1,138
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/2054	1,515	1,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,685	2,875
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,735	1,882
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	2,820	3,039
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,840
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	500	507
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,500	2,525
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	455	471
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	2,635	2,660
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	652
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,015	2,033
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	490	505
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	2,000	2,016
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,030	1,107
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	405	415
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,165	1,251
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,000	1,052
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	585	599
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,695	1,811
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	4,000	4,024
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	425	434
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	640	637
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,675	3,685
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	684
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	3,250	3,223
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,260	1,282
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	974
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	2,250	2,201
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,580	1,606
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	830	801
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/2040	2,020	1,735
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	5.250%	11/15/2036	505	516
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	5.500%	11/15/2046	1,820	1,795
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	2,380	2,510
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	2,525	2,346
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2036	890	801
	Montana State Board of Regents College & University Revenue	5.000%	11/15/2044	705	754
	Montana State Board of Regents College & University Revenue	5.000%	11/15/2045	995	1,058
					109,200
Multiple States (0.4%)
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/2030	12,790	11,600
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2035	30,330	26,151
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	18,870	17,188
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2036	29,580	25,230
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.759%	8/25/2041	3,957	4,035
[4,12]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/2033	44,180	37,887
[4,12]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/2035	45,455	38,815
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	18,304	17,198
[3,12]	Freddie Mac Multifamily ML Certificates	3.157%	12/25/2038	42,276	37,812
[3,12]	Freddie Mac Multifamily ML Certificates	4.691%	3/25/2042	42,578	43,231
[3,12]	Freddie Mac Multifamily ML Certificates	4.497%	6/25/2042	13,219	13,005
[3,12]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	3,632	3,713
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	51,693	50,923
[3,12]	Freddie Mac Pool	4.510%	10/25/2040	16,454	16,682
					343,470
Nebraska (0.8%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.000%	7/1/2046	19,180	19,722
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	4,320	4,325
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	3,000	3,049
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	3,165	3,253
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2034	5,115	5,273
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	20,055	19,663
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	161,760	168,032
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	51,760	53,600
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	74,835	78,744
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	521
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	600	633
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	450	479
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	275	293

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	600	633
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	425	418
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,400	1,503
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	525	510
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,920	2,050
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	1,200	1,166
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,110	2,241
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,060	2,180
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	570	543
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	580	624
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	300	282
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	870	926
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	2,370	2,544
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	3,980	4,250
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,390	3,601
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	3,440	3,640
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,000	1,077
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	500	536
Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	4,000	4,338
Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2038	1,475	1,441
Elkhorn School District GO	4.000%	12/15/2032	325	330
Elkhorn School District GO	4.000%	12/15/2033	375	380
Elkhorn School District GO	4.000%	12/15/2034	350	354
Elkhorn School District GO	4.000%	12/15/2035	350	353
Gretna Public Schools GO	5.000%	6/15/2041	1,000	1,024
Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2038	2,010	2,234
Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2039	1,705	1,871
Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2044	3,795	4,060
Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2045	2,955	3,150
Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2046	1,965	2,083
Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	2,100	2,109
Metropolitan Utilities District of Omaha Water System Water Revenue	5.000%	12/1/2032	4,495	4,971
Metropolitan Utilities District of Omaha Water System Water Revenue	5.000%	12/1/2034	5,110	5,730
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,670	1,765
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/2031	2,075	2,088
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/2031	1,200	1,210
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/2032	1,275	1,280
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/2032	745	745
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2033	1,710	1,461
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2033	800	804
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/2033	500	503
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,125	3,075
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,780	2,717
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	1,480	1,630
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,255	3,561
Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	13,000	13,993
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2035	2,200	2,444
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2035	3,000	3,333
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2036	1,310	1,463
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2036	2,500	2,792
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2037	1,625	1,798
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2037	2,400	2,655
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	3,500	3,683
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	9,335	9,778
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	4,820	5,049
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,270	1,336
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	5,065	5,327
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,500	1,611
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,500	1,611
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2041	5,320	5,521
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2044	2,500	2,645
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2044	4,020	4,253
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2045	2,000	2,109
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2045	4,155	4,381
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2046	2,000	2,099
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2046	4,000	4,198
Omaha NE GO	5.000%	4/15/2030	345	371
Omaha NE GO	5.000%	4/15/2040	740	792
Omaha NE GO	5.000%	4/15/2041	900	957
Omaha NE GO	5.000%	4/15/2042	775	822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha NE GO	5.000%	4/15/2043	800	849
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,525	6,497
	Omaha NE Sewer Revenue	4.000%	4/1/2034	650	662
	Omaha NE Sewer Revenue	4.000%	4/1/2035	500	507
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	3,265	3,330
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	7,250	7,386
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	2,600	2,647
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	1,150	1,226
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	1,500	1,590
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,453
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2040	2,500	2,114
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	2,250	2,375
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	1,800	1,891
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	2,845	3,054
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	4,500	4,752
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,685	1,779
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,225	1,298
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	3,090	3,306
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	4,280	4,508
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,500	1,580
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,245	1,316
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,197
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	1,270	1,337
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	2,000	2,124
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	1,295	1,359
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	9,705	10,324
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	5,590	5,906
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2047	4,735	4,965
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2040	1,250	1,352
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2041	1,400	1,503
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2042	825	880
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2044	1,375	1,458
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2046	2,000	2,092
	Omaha School District GO	5.000%	12/15/2027	2,000	2,060
	Omaha School District GO	3.000%	12/15/2035	2,700	2,470
	Omaha School District GO	3.000%	12/15/2042	1,000	804
	Omaha-Douglas Public Building Commission GO	3.000%	5/1/2039	1,500	1,259
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2037	725	794
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2038	1,590	1,727
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2040	2,280	2,456
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2041	3,095	3,291
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2042	2,350	2,486
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2043	2,000	2,126
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2045	3,650	3,822
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2035	2,000	2,221
	Sarpy County School District No. 46 GO	5.000%	12/15/2036	210	223
	Sarpy County School District No. 46 GO	5.000%	12/15/2038	325	342
	Sarpy County School District No. 46 GO	5.000%	12/15/2039	340	357
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2027	3,470	3,475
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2029	1,600	1,592
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2030	4,065	4,018
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2031	4,030	3,950
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2032	4,265	4,137
					664,826
Nevada (0.7%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2034	980	988
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	17,350	18,258
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,300	3,399
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	3,550	3,645
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	3,325	3,409
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2035	10,390	10,545
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	6,600	6,693
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2037	5,530	5,604
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	13,425	13,044
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	2,090	1,795
	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2043	1,000	952
	Clark County NV GO	5.000%	6/1/2027	2,625	2,677
	Clark County NV GO	4.000%	11/1/2031	5,950	5,968
	Clark County NV GO	4.000%	6/1/2032	12,000	12,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	11/1/2032	1,015	1,018
	Clark County NV GO	5.000%	11/1/2032	3,000	3,156
	Clark County NV GO	5.000%	6/1/2035	1,315	1,356
	Clark County NV GO	3.000%	7/1/2035	1,180	1,097
	Clark County NV GO	4.000%	12/1/2036	15,050	15,109
	Clark County NV GO	4.000%	12/1/2037	18,825	18,851
	Clark County NV GO	5.000%	6/1/2038	12,290	12,610
	Clark County NV GO	4.000%	12/1/2038	21,055	20,958
	Clark County NV Industrial Revenue	2.100%	6/1/2031	28,500	25,931
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2031	11,925	12,579
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2032	7,100	7,472
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	7,525	7,904
[1]	Clark County School District GO	4.000%	6/15/2030	10,505	10,585
[1]	Clark County School District GO	4.000%	6/15/2031	10,930	10,994
	Clark County School District GO	5.000%	6/15/2031	13,955	15,072
	Clark County School District GO	5.000%	6/15/2032	15,735	17,143
[2]	Clark County School District GO	3.000%	6/15/2033	6,585	6,161
[1]	Clark County School District GO	4.000%	6/15/2033	11,920	12,061
	Clark County School District GO	5.000%	6/15/2033	15,630	17,192
[2]	Clark County School District GO	3.000%	6/15/2034	10,920	10,063
[1]	Clark County School District GO	4.000%	6/15/2034	12,400	12,515
[1]	Clark County School District GO	5.000%	6/15/2034	1,000	1,059
[1]	Clark County School District GO	5.000%	6/15/2035	1,350	1,425
[1]	Clark County School District GO	4.000%	6/15/2036	1,250	1,256
[2]	Clark County School District GO	3.000%	6/15/2037	4,000	3,479
	Clark County School District GO	3.000%	6/15/2037	8,730	7,558
[1]	Clark County School District GO	4.000%	6/15/2037	1,250	1,248
	Clark County School District GO	3.000%	6/15/2038	11,595	9,779
[1]	Clark County School District GO	4.000%	6/15/2038	1,000	986
[2]	Clark County School District GO	3.000%	6/15/2039	3,540	2,915
	Clark County School District GO	3.000%	6/15/2039	9,395	7,687
[1]	Clark County School District GO	4.000%	6/15/2039	1,000	970
	Clark County School District GO	3.000%	6/15/2040	11,760	9,523
	Clark County School District GO	5.000%	6/15/2040	9,000	9,503
	Clark County School District GO	3.000%	6/15/2041	10,760	8,620
[1]	Clark County School District GO	3.000%	6/15/2041	10,000	8,371
	Clark County School District GO	4.000%	6/15/2044	2,500	2,348
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,620	1,689
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2036	1,500	1,625
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2037	1,350	1,387
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,350	1,445
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,725	1,769
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2039	700	743
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2040	1,250	1,324
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2041	1,990	2,103
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2042	2,365	2,494
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	12,690	12,932
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	2,300	2,415
	Las Vegas NV GO	4.000%	6/1/2030	4,610	4,612
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/2039	395	406
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2028	255	249
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/2030	535	505
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2031	525	486
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2033	515	457
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2036	815	682
	Las Vegas Valley Water District GO	3.000%	6/1/2032	8,085	7,808
	Las Vegas Valley Water District GO	3.000%	6/1/2033	13,080	12,537
	Las Vegas Valley Water District GO	5.000%	6/1/2038	19,610	20,350
	Las Vegas Valley Water District GO	4.000%	6/1/2039	3,300	3,268
	Las Vegas Valley Water District GO	5.000%	6/1/2039	3,550	3,672
	Las Vegas Valley Water District GO	4.000%	6/1/2041	9,240	9,061
	Las Vegas Valley Water District GO	4.000%	6/1/2042	1,090	1,063
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	28,000	28,051
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	16,170	16,179
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/2039	1,155	1,021
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	6,490	6,356
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	3,250	3,192
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	5,725	5,585
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	3,380	3,295
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,200	2,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	763
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2042	1,095	1,137
	Reno NV Sales Tax Revenue	5.000%	6/1/2030	500	522
	Reno NV Sales Tax Revenue	5.000%	6/1/2031	500	521
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2033	450	466
	Reno NV Sales Tax Revenue	5.000%	6/1/2035	500	518
	Reno NV Sales Tax Revenue	5.000%	6/1/2036	615	636
	Reno NV Sales Tax Revenue	5.000%	6/1/2037	500	516
	Reno NV Sales Tax Revenue	5.000%	6/1/2038	500	515
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2038	650	666
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	600	650
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	500	530
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	600	633
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	925	972
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	690	723
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	650	678
[16]	Storey County School District GO	5.000%	6/1/2030	2,020	2,172
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2027	3,215	3,283
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2030	3,625	3,697
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2038	4,500	4,614
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,800	2,801
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,375	1,376
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	2,200	2,258
[1]	Washoe County NV School District GO	3.000%	10/1/2035	2,000	1,842
	Washoe County NV School District GO	3.000%	6/1/2039	6,960	6,060
	Washoe County NV School District GO	3.000%	6/1/2040	5,670	4,839
	Washoe County NV School District GO	4.000%	6/1/2040	4,490	4,444
	Washoe County NV School District GO	3.000%	10/1/2040	1,000	821
	Washoe County NV School District GO	3.000%	6/1/2041	7,385	6,181
	Washoe County NV School District GO	4.000%	6/1/2041	8,830	8,696
	Washoe County NV School District GO	3.000%	6/1/2042	6,105	5,038
	Washoe County NV School District GO	4.000%	10/1/2043	3,665	3,573
	Washoe County NV School District GO	3.000%	6/1/2044	8,070	6,456
	Washoe County NV School District GO	4.000%	10/1/2046	4,185	3,961
					649,185
New Hampshire (1.1%)
[2]	Manchester NH Sewer Revenue	5.000%	7/1/2045	2,545	2,692
[2]	Manchester NH Sewer Revenue	5.000%	7/1/2047	1,250	1,307
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	8,305	8,857
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	11,950	12,543
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	9,115	9,567
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	840	843
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	870	872
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	700	754
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	600	638
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	3,125	3,165
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	18,160	19,466
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/15/2036	72,400	71,363
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,000	985
[6]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	4,200	4,590
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,310	1,257
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	1,545	1,569
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,375	1,283
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	1,650	1,504
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2041	6,000	6,323
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	5,350	5,626
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	8,320	8,716
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	8,765	9,139
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	21,155	20,995
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.875%	12/15/2036	870	871
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	1,657	1,649
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	18,126	18,130
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	2,197	2,197
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,650	8,645
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	4,485	4,483
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	15,909	15,687
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	6,400	3,689
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,231	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	3,724	2,375
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	1,647	1,635
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	93,653	93,530
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2035	25,485	25,056
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,609	3,596
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	7,900	7,692
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	60,422	57,146
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	38,283	35,999
[3]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	15,115	14,466
[3]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	2,617	2,431
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	32,864	31,643
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	31,156	29,402
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	3,983	3,589
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.219%	11/20/2042	49,508	46,941
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.219%	11/20/2042	13,471	12,203
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.033%	10/1/2051	17,141	16,353
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	30,377	31,034
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	3,347	3,362
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	32,457	31,270
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	5,755	5,555
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	17,431	17,153
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	10/20/2040	24,145	23,521
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,697
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	9,800	9,997
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	41,788	40,419
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	5.875%	11/1/2045	34,000	33,659
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2027	2,305	2,354
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2028	1,700	1,772
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,182
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,833
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,833
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,770	2,773
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,920	2,923
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	3,050	3,053
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,880	3,107
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	500	504
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	3,020	3,275
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	430	431
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,175	2,355
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	700	698
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	3,205	3,454
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,682
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	665	656
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2037	740	713
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,835	6,841
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	5,200	5,496
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	20,680	19,269
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2041	5,725	6,066
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2042	1,090	1,151
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	25,000	22,804
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	4,720	4,968
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2044	9,660	10,095
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2045	10,000	10,371
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	705	747
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/2034	4,365	3,637
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/2043	1,000	966
					963,368
New Jersey (2.4%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/2026	4,695	4,703
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	530	551
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	528
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	280	296
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,050	1,123
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	395	422
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	935	1,010
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	430	464
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,000	2,178
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	810	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,510	2,753
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	1,110	1,217
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	2,380	2,622
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,102
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	765	837
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	750	820
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	1,000	1,087
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,230	1,327
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	1,000	1,071
	Cherry Hill Township School District GO	3.000%	8/1/2031	13,240	13,089
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,920	1,889
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,880
[1]	Clifton Board of Education GO	2.000%	8/15/2031	6,500	5,908
[1]	Clifton Board of Education GO	2.000%	8/15/2032	6,750	5,993
[1]	Clifton Board of Education GO	2.000%	8/15/2033	6,750	5,859
[1]	Clifton Board of Education GO	2.000%	8/15/2034	5,500	4,656
	Essex County NJ GO	2.000%	9/1/2039	3,750	2,739
	Essex County NJ GO	2.000%	9/1/2040	3,750	2,657
	Essex County NJ GO	2.000%	9/1/2041	3,750	2,552
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,460	2,313
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	3,480	3,212
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	4,020	3,640
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	8,000	7,114
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	9,955	8,700
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	5,590	4,787
	Hudson County NJ GO	2.000%	11/15/2034	5,000	4,130
	Hudson County NJ GO	2.125%	11/15/2036	7,500	5,943
	Hudson County NJ GO	2.250%	11/15/2038	5,000	3,801
[2]	Lindenwold Boro School District GO	3.000%	2/1/2034	1,320	1,254
[2]	Lindenwold Boro School District GO	3.125%	2/1/2037	1,425	1,317
[2]	Montclair Public Schools GO	3.125%	1/15/2035	3,000	2,843
[2]	Montclair Public Schools GO	3.250%	1/15/2036	4,125	3,934
[2]	Montclair Public Schools GO	3.250%	1/15/2037	4,200	3,940
[2]	Montclair Public Schools GO	3.250%	1/15/2038	2,200	2,017
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	18,000	18,035
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	2,200	2,203
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	28,500	29,360
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	6,500	6,604
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	3,750	3,660
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	13,260	13,238
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	7,580	7,967
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	850	904
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	7,775	7,842
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2034	1,000	1,007
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2034	6,295	6,600
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	965	950
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	2,500	2,502
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	500	501
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	2,635	2,614
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	1,000	992
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	1,000	977
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	600	580
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	695	664
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	415	392
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	2,490	2,351
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2028	1,440	1,501
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2032	2,730	2,877
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2034	2,025	2,123
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,540	2,655
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	32,165	32,486
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	33,000	33,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	12,400	12,524
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2027	1,695	1,721
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2028	2,000	2,032
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2029	2,000	2,031
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	1,500	1,522
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	625	625
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/2034	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2027	1,070	1,084
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,550	23,360
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	7,065	7,742
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	3,000	3,302
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,000	1,109
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,000	1,103
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2027	2,600	2,652
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	1,850	1,759
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2040	10,000	10,290
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2034	4,500	4,592
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2035	2,500	2,549
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	3,000	3,058
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	2,050	2,056
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	3,065	2,912
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	10,000	10,160
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	4,000	3,247
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	5,440	4,289
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,105	1,228
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	7,745	5,782
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,080	1,190
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	8,885	6,446
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	2,400	2,593
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	1,550	1,665
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,095	1,172
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	710	756
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	19,045	20,584
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	12,440	13,905
	New Jersey GO	5.000%	6/1/2029	20,000	21,194
	New Jersey GO	2.000%	6/1/2031	20,500	18,718
	New Jersey GO	2.000%	6/1/2032	9,885	8,799
	New Jersey GO	3.000%	6/1/2032	21,975	21,423
	New Jersey GO	2.000%	6/1/2035	21,090	17,276
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,400	2,459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,420	2,422
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,010	2,048
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,315	2,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	45,000	47,551
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,140	1,141
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,017
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,355	8,760
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,100	1,118
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,165	1,225
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,705	4,968
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	6,000	6,268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,225	1,290
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,990	6,357
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,285	1,345
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,790	5,065
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,350	1,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,600	2,738
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,047
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	18,605	20,554
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,280	1,333
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	7,000	7,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	14,450	16,687
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,295	1,151
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2038	4,845	5,553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	815	710
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	4,175	3,593
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,320	3,236
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	990	842
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2027	2,400	2,458
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2028	840	868
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,548
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,545
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	1,000	1,006
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	4,435	4,407
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	1,220	923
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	2,000	1,497
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,090	4,210
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	3,895	4,289
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,005
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2039	5,135	3,696
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,315	1,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	14,245	14,691
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	21,925	22,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,095	1,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	34,355	35,995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,355	2,485
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	26,200	23,510
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,355	2,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	14,835	14,851
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	19,150	19,171
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	31,160	26,912
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,010	5,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	16,040	16,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	4,160	4,164
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	45,590	37,801
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,795	17,443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	15,150	15,705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	6,000	6,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	11,295	11,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	5,000	5,024
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,255	4,334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	4,525	3,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	2,195	2,372
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	23,500	15,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	14,000	9,204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	4,225	4,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,305	1,439
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	5,335	5,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	2,000	2,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	6,760	3,989
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	4,415	4,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	6,930	7,156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	11,880	11,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	5,375	5,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,200	5,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	5,025	5,478
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,900	2,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,750	1,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,750	1,912
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	2,660	2,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	15,040	14,705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	3,325	3,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	6,250	6,703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	11,735	11,293
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	9,000	9,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	2,355	2,246
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,420	6,763
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	10,500	11,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	6,165	5,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	13,000	13,730
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	7,600	7,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	13,340	14,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	6,150	6,440
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5,000	5,022
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	5,250	5,551
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	4,250	4,478
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,500	3,406
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	8,250	8,624
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	10,410	10,018
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	5,250	5,465
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	3,195	3,047
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	5,250	5,450
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	31,830	34,698
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	38,500	42,291
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	30,000	33,131
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	16,680	18,393
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	2,000	2,161
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,371
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	9,000	9,814
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,000	3,204
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	12,445	13,353
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	5,130	5,571
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	9,000	9,516
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	12,300	13,407
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,492
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	10,000	10,986
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	4,115	4,509
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	4,000	4,356
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,000	1,063
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	4,000	4,252
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	12,650	9,208
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	48,105	28,390
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	43,800	24,465
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,000	2,018
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	6,660	6,780
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,825	2,931
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,645	2,783
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	3,035	3,233
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	20,000	21,901
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	11,930	13,052
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,000	3,229
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	16,000	17,620
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	20,000	22,025
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,135	2,318
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	28,270	31,382
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,480	2,707
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,010
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	3,904
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	6,770	7,552
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	1,155	1,265
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	5,700	6,360
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	7,000	7,155
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	6,300	6,705
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	6,000	6,368
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	8,875	9,419
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,180	3,408
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,700	6,026
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	13,000	13,744
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,475	2,640
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,500	2,654
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,500	1,592
	Passaic County NJ GO	0.050%	11/1/2034	3,000	2,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paterson NJ GO	4.750%	3/1/2027	34,000	34,002
	Pennsauken Township NJ GO	4.000%	3/1/2037	2,205	2,228
	Pennsauken Township NJ GO	4.000%	3/1/2038	2,295	2,304
	Pennsauken Township NJ GO	4.000%	3/1/2039	2,390	2,377
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	8,025	7,683
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	4,775	4,955
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	26,895	27,341
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,330	4,481
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	18,820	19,418
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,480	7,700
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	25,070	25,759
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	22,515	23,089
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	10,350	10,596
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	38,040	38,976
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	31,625	32,347
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	37,000	37,779
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,415	3,361
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	22,500	22,934
	Toms River Board of Education GO	3.000%	7/15/2031	6,000	5,636
	Toms River Board of Education GO	3.000%	7/15/2032	5,900	5,448
	Toms River Board of Education GO	3.000%	7/15/2034	8,720	7,797
	Toms River Board of Education GO	3.000%	7/15/2035	3,120	2,741
	Verona Township NJ GO	4.000%	6/1/2040	1,760	1,735
					2,140,710
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2033	650	616
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2034	400	375
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2038	1,000	1,101
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2039	750	818
	Albuquerque NM Gross Receipts Tax Miscellaneous Taxes Revenue	5.000%	7/1/2040	4,550	4,831
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	14,960	12,745
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	21,350	18,190
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	5,215	5,292
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,385	18,191
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,005	4,064
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,765	5,850
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	13,420	12,594
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	20,390	19,135
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	12,750	12,863
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	900	923
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	830	858
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,423
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,000	1,028
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	2,040	1,994
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	1,360	1,317
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	1,000	959
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2035	1,195	1,173
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,000	1,028
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.050%	8/3/2026	9,160	9,160
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	1,415	1,425
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,395	1,481
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	109,650	115,468
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2035	26,920	28,787
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,435	1,437
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2034	545	551
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2039	960	949
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/2033	3,785	3,668
					290,294
New York (12.6%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	1,250	1,375
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	1,750	1,908
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	1,250	1,354
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,147
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	2,000	2,138
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2041	1,000	1,084
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,750	1,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	7,925	8,242
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	2,600	2,859
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	2,815	3,080
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	1,165	1,267
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	8,500	8,546
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	9,120	7,531
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	18,000	14,227
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	14,105	10,659
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	3,000	2,066
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	2,460	2,576
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,200	1,263
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,220	1,278
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/2036	1,100	995
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,565	1,564
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	1,600	1,555
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	1,200	1,105
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2033	1,340	1,348
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2034	1,000	1,006
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2036	1,010	1,016
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2037	1,035	1,040
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/2042	600	590
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	750	757
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	2,000	2,005
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/2032	1,525	1,539
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	775	820
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	560	596
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2033	715	757
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2036	575	600
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	1,390	1,442
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2042	2,550	2,596
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.250%	6/15/2035	925	904
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.750%	6/15/2040	1,900	1,839
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2027	3,305	3,307
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,750	1,751
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	4,515	4,489
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	9,430	9,377
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.375%	12/15/2035	8,895	8,805
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.875%	12/15/2040	17,225	17,042
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	4.125%	12/1/2035	1,000	1,010
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,020	1,021
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	430	431
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	960	961
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	1,010	1,039
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	185	185
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	380	380
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	200	200
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	476
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	475	501
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	500	525
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2035	520	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2036	540	532
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2038	580	558
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2039	605	575
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2040	625	585
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2042	675	613
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,470	5,473
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,915	2,981
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	28,920	29,232
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	44,080	44,532
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	8,620	8,636
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	46,400	46,857
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	6,200	6,158
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	9,800	9,595
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	10,000	9,791
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	15,355	12,856
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	10,000	9,682
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	9,460	9,905
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	6,785	6,954
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	11,890	12,537
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,085	1,017
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,000	5,212
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	7,200	7,540
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	1,565	1,621
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2046	9,905	10,375
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2047	10,105	10,513
	Empire State Development Corp. Intergovernmental Agreement Revenue, ETM	5.000%	3/15/2029	7,050	7,454
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2037	5,000	4,995
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	4,295	4,485
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	13,000	12,841
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	7,000	7,292
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	9,830	8,252
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	54,525	45,228
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	5,000	5,169
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	52,975	43,533
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	17,755	16,676
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2030	125	128
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2032	575	586
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2033	525	535
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2034	875	891
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2035	1,305	1,328
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2036	1,825	1,856
[12]	Freddie Mac Pool	3.700%	1/1/2034	10,463	9,984
[12]	Freddie Mac Pool	3.850%	5/1/2039	1,612	1,503
[12]	Freddie Mac Pool	4.300%	1/1/2041	8,494	8,200
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	425	450
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	600	636
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	750	792
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	820	862
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,205	1,253
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,895	1,960
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,760	1,810
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,920	2,003
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	425	432
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,130	2,214
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,105	1,144
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,350	1,385
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,060	1,082
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2034	1,830	1,990
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2035	1,920	2,094
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2037	1,115	1,202
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2039	500	529
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2043	1,400	1,452
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2044	1,000	1,031
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2045	1,625	1,667
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	14,035	14,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	24,000	24,238
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	24,300	24,518
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	2,160	2,178
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5,000	4,890
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	13,000	12,543
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,018
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	2,060	2,102
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	1,000	1,019
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	8,600	8,896
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	5,225	4,828
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,000	2,034
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	5,885	6,074
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	1,700	1,887
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	3,850	3,969
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	1,500	1,575
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	2,355	2,585
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	1,730	1,890
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,625	1,714
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,000	2,099
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	3,320	3,527
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	4,200	4,432
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	2,195	2,327
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	2,580	2,718
[2,6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	2,805	2,943
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	1,760	1,827
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	1,645	1,643
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	42,855	42,707
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	11,480	11,384
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	4,000	4,014
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	27,000	27,062
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	10,900	10,952
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	11,445	11,497
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,101
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,021
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	59,800	60,040
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2038	1,000	1,003
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	1,855	1,995
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	4,500	4,909
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,345	1,434
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	3,725	3,956
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	6,630	6,997
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	20,000	20,950
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	9,930	10,268
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	8,000	6,438
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	4,000	4,026
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,795	2,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,515	4,677
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,585	3,629
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,878
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,000	5,059
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,050	2,060
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	45,285	46,764
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	9,730	10,502
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2031	63,305	64,045
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,395	3,500
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	640	643
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,925	4,274
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	21,825	23,767
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	5,775	4,591
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,795	6,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,420	4,543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	30,000	33,191
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	9,685	10,715
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	32,120	35,710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	17,435	19,384
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	18,065	20,084
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	13,675	15,127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	16,630	18,508
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	1,230	1,203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	15,930	15,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	41,325	40,058
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	3,260	3,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	13,900	14,875
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	7,925	7,382
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,000	2,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	7,500	7,977
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	28,000	25,941
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	14,495	13,429
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	5,705	6,023
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	40,355	42,714
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	12,500	11,429
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	26,000	23,906
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,720	15,405
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,440	13,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,280	12,929
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	10,000	10,301
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	4,300	3,922
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,415	1,304
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	6,505	5,954
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	14,435	13,303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	19,750	20,209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,200	1,256
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	9,745	10,440
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	5,225	4,817
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	13,410	13,955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	5,450	5,695
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	9,000	8,042
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,300	2,054
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	7,000	6,271
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	3,500	3,563
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,085	4,480
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	12,780	11,313
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	34,285	36,278
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.950%	8/3/2026	25,000	25,000
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	1,765	1,789
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	8,000	7,786
	Monroe County NY GO	2.000%	6/1/2033	1,755	1,508
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2037	745	798
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2038	800	853
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2040	1,150	1,208
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2041	1,000	1,042
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2042	1,000	1,040
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2044	1,615	1,677
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	1,325	1,386
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	3,250	3,424
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2035	2,750	2,672
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	1,745	1,673
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	4,080	3,387
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,090	3,104
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	2,400	2,658
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	2,425	2,669
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	4,240	4,628
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	9,040	9,814
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	5,815	6,266
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	4,105	4,409
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/2033	4,735	4,677
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2035	9,120	7,461
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/2036	1,145	922
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2038	7,860	7,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	14,900	12,572
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	33,000	25,118
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/2043	1,000	990
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	650	653
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,070	1,081
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	2,065	2,065
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	12,325	12,329
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	31,785	31,796
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	1,000	1,006
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	18,750	18,907
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,800	5,857
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,315	12,318
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,470	4,478
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,330	5,313
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	15,545	15,642
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	8,120	8,204
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	54,760	54,387
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	3,960	3,893
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	11,545	11,274
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	19,000	18,553
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/2032	2,405	2,461
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	2,005	1,863
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	1,500	1,304
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,000	2,555
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2028	2,600	2,686
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	9,475	8,674
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	31,000	27,083
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	17,300	14,809
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	7,500	6,306
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	1,435	1,214
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2032	275	223
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	18,290	20,237
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,205	10,378
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	9,820	10,009
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,795	1,821
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,975	2,239
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,000	1,014
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	18,000	18,383
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	15,040	15,440
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,430	2,752
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,940	1,896
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	5,290	5,172
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,080	5,206
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	88,110	91,649
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	1,500	1,647
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	2,170	1,828
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,100	6,860
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,000	3,116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,000	8,187
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,500	2,548
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	6,190	6,432
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,000	1,903
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	9,000	8,642
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	19,730	17,496
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	8,155	7,661
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,910	9,375
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	24,685	23,222
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	3,000	3,192
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	43,500	46,704
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	5,390	5,767
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	2,165	2,062
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	14,300	13,354
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	11,780	12,402
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	16,810	17,622
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	3,090	3,239
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10,250	10,789
[4]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.150%	8/3/2026	11,400	11,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	8/3/2026	4,990	4,990
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	14,625	14,895
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	3,000	3,104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	16,500	17,044
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	4,000	4,168
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,179
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	23,165	22,578
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	8,750	7,438
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2041	1,355	1,111
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	3,820	3,963
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,195	1,240
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,890	4,030
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	845	874
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,000	2,079
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	2,500	2,504
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	2,785	2,877
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	5,000	5,165
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	6,800	6,702
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,000	4,949
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	5,000	4,873
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,350	3,445
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	5,200	5,314
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	11,475	11,756
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2034	15,000	16,899
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	3,000	3,394
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	11,000	12,426
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	9,640	10,785
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	21,340	23,637
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	1,180	1,307
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	9,575	10,480
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	10,000	10,946
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	1,240	1,357
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	14,625	15,909
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	1,300	1,414
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	12,675	13,706
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	6,970	7,502
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	4,945	5,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	3,560	3,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	2,000	2,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	2,120	2,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	14,185	14,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	8,685	9,112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	4,500	4,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,000	1,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,160	5,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	10,000	10,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,000	2,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,625	1,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,200	6,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,095	2,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	3,390	3,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,815	1,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,080	6,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,345	18,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	9,175	10,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,665	4,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	10,075	10,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	5,000	5,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,620	3,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,755	3,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,645	2,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	15,855	16,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	20,375	22,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	33,655	37,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,105	7,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,610	3,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	9,150	10,062
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	12,645	13,905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	4,050	4,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	3,500	3,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10,500	10,640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,500	3,849

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,850	3,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,530	3,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	7,985	7,985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	14,085	14,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	20,000	20,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,000	8,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	22,095	24,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	14,415	14,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,975	2,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	8,000	8,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	24,110	24,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	24,500	24,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	2,925	3,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	17,420	19,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	2,535	2,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2034	8,000	8,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	9,545	9,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	17,060	17,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,460	5,709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,700	2,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	4,250	4,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	8,930	8,936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	20,000	20,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	15,000	15,458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	28,385	29,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,000	5,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	1,220	1,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5,000	5,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,555	2,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	6,000	6,669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	3,580	3,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	3,000	3,275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10,095	10,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,890	2,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	5,040	5,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	10,000	10,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	24,240	24,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	2,910	3,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,630	5,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	7,350	8,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	7,000	6,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	13,000	13,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	25,000	25,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	18,000	18,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	47,000	48,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	27,145	27,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	3,000	3,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	20,260	21,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,620	7,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	13,510	14,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	17,000	18,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,235	7,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,295	6,952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,650	5,181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	6,735	7,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	10,050	10,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	4,000	4,434
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,100	4,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,000	3,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	7,690	8,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	6,000	6,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,895	6,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	9,000	8,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	24,090	24,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	35,000	35,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	11,940	10,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	24,035	23,739
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	11,000	10,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	14,610	15,929

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,000	4,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,810	1,982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	36,875	40,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	7,335	8,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,100	3,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	5,340	5,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	8,985	8,888
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	2,710	2,681
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	7,270	7,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	9,185	9,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,000	6,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,060	2,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	14,605	15,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,365	8,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,630	6,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	1,000	984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	5,710	5,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	1,445	1,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	21,790	21,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,300	5,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,825	2,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,760	1,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	8,000	7,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,945	3,879
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10,000	10,561
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	1,440	1,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	27,595	29,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	7,000	7,573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,110	17,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,000	9,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	7,820	8,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	6,700	7,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	1,800	1,938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	8,860	8,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,365	3,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,495	4,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,800	4,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,400	2,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	3,000	3,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	7,000	7,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	1,370	1,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,935	6,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	14,465	13,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	22,375	22,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,015	1,052
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,720	2,898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,430	1,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	4,650	5,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	10,000	10,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	10,000	10,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	31,475	29,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	6,955	7,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	7,485	7,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	1,825	1,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	1,415	1,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	10,000	9,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	1,520	1,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	3,130	3,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,000	6,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,925	5,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2040	2,000	2,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	27,000	22,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	13,490	13,645

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	9,810	10,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	4,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	20,000	20,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	9,325	9,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,500	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	15,000	16,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	4,960	4,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	14,770	13,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,675	1,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	16,455	17,231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,185	3,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	2,035	2,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,000	4,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,795	5,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	14,000	14,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,870	5,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,910	6,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,395	6,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2041	6,965	7,627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	31,150	25,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	3,855	3,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	37,985	35,925
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	19,490	19,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,500	1,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	5,000	4,681
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	15,000	15,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	5,425	5,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	3,710	3,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	12,565	11,867
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	13,000	13,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	22,060	23,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,480	6,854
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,505	8,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5,095	5,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,950	9,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,035	15,985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,500	1,639
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	7,105	6,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	14,750	15,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,300	4,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	2,500	2,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,000	3,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	1,000	935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	9,000	9,541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	3,505	3,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	7,240	6,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	3,255	3,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,085	6,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	14,000	14,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,930	7,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,785	4,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,000	8,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	38,615	40,610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	21,845	23,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,560	5,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	24,120	25,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	8,000	8,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2043	5,000	5,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	4,000	3,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	12,730	13,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	6,395	6,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	2,000	2,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,500	7,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,810	8,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	4,000	3,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	15,815	16,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	8,605	9,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	6,850	7,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	6,500	7,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	13,555	14,255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	5,105	5,382
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	1,815	1,926
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,000	4,165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	13,000	13,581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,415	4,654
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,000	4,174
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	13,000	13,591
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,010	2,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	14,150	13,081
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	18,555	19,446
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	4,780	5,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,345	4,506
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	6,050	6,279
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	4,400	4,576
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	14,700	15,316
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	10,000	10,396
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	18,465	19,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	28,160	29,001
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	11,000	11,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	5,805	5,988
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,675	1,737
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2048	16,055	17,285
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	11,555	12,484
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	3,795	4,185
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	1,565	1,591
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2034	9,730	9,860
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	4,145	4,603
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	1,600	1,757
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	5,500	3,909
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2034	610	676
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2036	1,025	1,143
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2037	2,645	2,917
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2038	3,045	3,333
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2039	3,115	3,388
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	2,110	2,123
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	660	693
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	125,590	127,694
[4]	New York GO TOB VRDO	3.150%	8/3/2026	1,900	1,900
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	7,935	6,306
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,310	6,319
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	117,625	113,586
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	35,790	33,921
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	42,350	39,939
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	10,985	8,956
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	6,610	5,428
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	9,940	8,162
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,680	11,108
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	7,500	6,700
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	5,735	5,037
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/2032	7,000	6,066
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/2033	10,065	8,543
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	18,890	15,944
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	15,565	13,028
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	2,155	1,791
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,250	2,722
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	120,960	91,762
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	10,000	7,328
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2036	3,845	3,167
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,500	2,029
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	3,075	3,025
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.100%	8/5/2026	17,905	17,905
	New York NY GO	5.000%	8/1/2026	24,805	24,805
	New York NY GO	5.000%	8/1/2026	12,875	12,875
	New York NY GO	5.000%	8/1/2026	1,785	1,785
	New York NY GO	5.000%	8/1/2027	1,000	1,022
	New York NY GO	5.000%	8/1/2028	1,640	1,710
	New York NY GO	5.000%	3/1/2029	5	5
	New York NY GO	5.000%	8/1/2029	1,000	1,058

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2029	1,000	1,058
New York NY GO	5.000%	8/1/2029	13,770	14,564
New York NY GO	5.000%	8/1/2030	5,545	5,937
New York NY GO	5.000%	8/1/2030	14,720	15,760
New York NY GO	5.000%	8/1/2030	12,510	13,394
New York NY GO	5.000%	3/1/2031	5	5
New York NY GO	4.000%	8/1/2031	20,000	20,003
New York NY GO	5.000%	8/1/2031	8,635	9,322
New York NY GO	5.000%	8/1/2031	2,945	3,179
New York NY GO	5.000%	8/1/2031	18,670	20,155
New York NY GO	5.000%	9/1/2031	1,450	1,567
New York NY GO	5.000%	8/1/2032	2,675	2,910
New York NY GO	5.000%	8/1/2032	23,075	25,101
New York NY GO	5.000%	8/1/2032	5,375	5,847
New York NY GO	5.000%	4/1/2033	1,000	1,030
New York NY GO	5.000%	8/1/2033	5,000	5,135
New York NY GO	5.000%	8/1/2033	4,000	4,229
New York NY GO	5.000%	8/1/2033	13,980	15,319
New York NY GO	5.000%	8/1/2033	4,470	4,898
New York NY GO	5.000%	10/1/2033	1,250	1,357
New York NY GO	5.000%	8/1/2034	3,875	4,084
New York NY GO	5.000%	8/1/2034	8,865	9,752
New York NY GO	5.000%	12/1/2034	4,000	4,024
New York NY GO	5.000%	2/1/2035	4,435	4,884
New York NY GO	3.000%	3/1/2035	7,540	7,030
New York NY GO	5.000%	4/1/2035	8,000	8,222
New York NY GO	4.000%	8/1/2035	2,735	2,751
New York NY GO	5.000%	8/1/2035	2,000	2,101
New York NY GO	5.000%	8/1/2035	5,000	5,513
New York NY GO	5.000%	8/1/2035	9,000	9,924
New York NY GO	4.000%	10/1/2035	3,000	3,018
New York NY GO	5.000%	10/1/2035	5,000	5,093
New York NY GO	5.000%	12/1/2035	3,000	3,017
New York NY GO	5.000%	12/1/2035	11,695	12,131
New York NY GO	5.000%	2/1/2036	4,620	5,106
New York NY GO	5.000%	3/1/2036	7,840	8,313
New York NY GO	5.000%	4/1/2036	12,750	13,085
New York NY GO	4.000%	8/1/2036	3,015	3,005
New York NY GO	5.000%	8/1/2036	6,000	6,635
New York NY GO	5.000%	8/1/2036	1,960	2,162
New York NY GO	5.000%	10/1/2036	4,000	4,070
New York NY GO	5.000%	10/1/2036	3,620	3,763
New York NY GO	5.000%	2/1/2037	5,830	6,372
New York NY GO	4.000%	8/1/2037	22,745	22,304
New York NY GO	5.000%	8/1/2037	10,625	11,613
New York NY GO	5.000%	9/1/2037	4,275	4,556
New York NY GO	4.000%	10/1/2037	24,185	23,675
New York NY GO	5.000%	10/1/2037	5,000	5,445
New York NY GO	5.000%	12/1/2037	11,900	12,295
New York NY GO	5.000%	2/1/2038	12,000	12,992
New York NY GO	5.000%	2/1/2038	1,955	2,131
New York NY GO	5.000%	3/1/2038	2,695	2,791
New York NY GO	4.000%	8/1/2038	10,000	9,645
New York NY GO	5.000%	8/1/2038	7,000	7,269
New York NY GO	5.000%	8/1/2038	1,465	1,563
New York NY GO	5.000%	8/1/2038	20,000	21,650
New York NY GO	5.000%	9/1/2038	2,200	2,337
New York NY GO	5.000%	10/1/2038	4,420	4,572
New York NY GO	5.000%	2/1/2039	8,545	9,161
New York NY GO	5.000%	3/1/2039	1,700	1,778
New York NY GO	5.250%	5/1/2039	4,455	4,763
New York NY GO	4.000%	8/1/2039	2,705	2,550
New York NY GO	5.000%	8/1/2039	14,000	14,433
New York NY GO	5.000%	8/1/2039	7,205	7,670
New York NY GO	5.000%	8/1/2039	20,000	21,415
New York NY GO	5.000%	9/1/2039	2,800	2,956
New York NY GO	5.000%	10/1/2039	3,280	3,385
New York NY GO	5.000%	10/1/2039	5,685	5,771
New York NY GO	5.000%	10/1/2039	6,000	6,397
New York NY GO	5.250%	10/1/2039	2,750	2,946

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	2/1/2040	7,500	7,977
New York NY GO	4.000%	3/1/2040	14,415	13,554
New York NY GO	5.000%	4/1/2040	7,385	7,784
New York NY GO	5.000%	4/1/2040	2,000	2,110
New York NY GO	4.000%	8/1/2040	23,300	21,669
New York NY GO	4.000%	8/1/2040	3,550	3,310
New York NY GO	5.000%	8/1/2040	875	923
New York NY GO	5.000%	8/1/2040	5,425	5,742
New York NY GO	5.000%	8/1/2040	18,190	19,354
New York NY GO	5.000%	9/1/2040	15,000	15,833
New York NY GO	5.250%	9/1/2040	36,525	38,940
New York NY GO	4.000%	10/1/2040	9,000	8,353
New York NY GO	5.000%	10/1/2040	9,000	9,551
New York NY GO	5.250%	10/1/2040	2,925	3,120
New York NY GO	5.000%	2/1/2041	7,500	7,931
New York NY GO	3.000%	3/1/2041	6,900	5,546
New York NY GO	4.000%	3/1/2041	14,630	13,584
New York NY GO	5.000%	3/1/2041	1,350	1,374
New York NY GO	4.000%	4/1/2041	11,000	10,211
New York NY GO	5.000%	4/1/2041	16,345	17,130
New York NY GO	5.250%	5/1/2041	5,000	5,298
New York NY GO	5.000%	8/1/2041	1,250	1,313
New York NY GO	5.000%	8/1/2041	12,000	12,334
New York NY GO	5.000%	8/1/2041	8,455	8,918
New York NY GO	5.000%	8/1/2041	13,955	14,793
New York NY GO	5.000%	9/1/2041	14,210	14,956
New York NY GO	3.000%	10/1/2041	21,575	17,344
New York NY GO	5.000%	10/1/2041	5,900	6,244
New York NY GO	5.250%	10/1/2041	3,440	3,658
New York NY GO	5.000%	12/1/2041	31,000	31,116
New York NY GO	5.000%	2/1/2042	4,000	4,222
New York NY GO	4.000%	3/1/2042	1,025	955
New York NY GO	5.000%	3/1/2042	1,385	1,435
New York NY GO	4.000%	4/1/2042	4,200	3,922
New York NY GO	4.000%	4/1/2042	17,640	16,429
New York NY GO	5.250%	5/1/2042	13,150	13,882
New York NY GO	4.000%	8/1/2042	13,300	12,360
New York NY GO	5.000%	8/1/2042	11,590	11,915
New York NY GO	5.000%	8/1/2042	1,750	1,832
New York NY GO	5.000%	8/1/2042	10,000	10,508
New York NY GO	5.000%	8/1/2042	9,510	10,040
New York NY GO	5.000%	9/1/2042	5,000	5,212
New York NY GO	5.000%	9/1/2042	24,840	26,050
New York NY GO	5.000%	10/1/2042	11,445	12,063
New York NY GO	5.000%	2/1/2043	6,000	6,326
New York NY GO	5.000%	3/1/2043	1,780	1,822
New York NY GO	5.000%	4/1/2043	5,000	5,077
New York NY GO	5.000%	4/1/2043	7,000	7,332
New York NY GO	5.250%	4/1/2043	8,500	9,000
New York NY GO	5.250%	5/1/2043	2,500	2,627
New York NY GO	5.000%	8/1/2043	1,105	1,132
New York NY GO	5.000%	8/1/2043	1,810	1,890
New York NY GO	5.000%	8/1/2043	4,500	4,733
New York NY GO	5.000%	8/1/2043	6,960	7,355
New York NY GO	5.000%	9/1/2043	13,880	14,569
New York NY GO	5.000%	10/1/2043	1,930	1,979
New York NY GO	4.000%	12/1/2043	1,690	1,550
New York NY GO	5.000%	2/1/2044	5,540	5,816
New York NY GO	5.000%	3/1/2044	18,260	19,047
New York NY GO	5.500%	5/1/2044	7,840	8,352
New York NY GO	5.000%	8/1/2044	7,140	7,428
New York NY GO	5.000%	9/1/2044	13,810	14,439
New York NY GO	5.000%	10/1/2044	6,710	7,049
New York NY GO	5.000%	12/1/2044	4,450	4,535
New York NY GO	5.000%	2/1/2045	2,800	2,953
New York NY GO	5.000%	3/1/2045	9,500	9,913
New York NY GO	4.000%	4/1/2045	10,000	9,097
New York NY GO	5.000%	8/1/2045	3,290	3,463
New York NY GO	5.250%	9/1/2045	16,120	17,166
New York NY GO	5.000%	10/1/2045	11,500	12,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	2/1/2046	22,020	23,431
	New York NY GO	5.250%	2/1/2046	2,205	2,359
	New York NY GO	4.000%	9/1/2046	1,200	1,092
	New York NY GO	5.250%	9/1/2046	11,680	12,364
	New York NY GO	5.000%	8/1/2047	6,000	6,106
	New York NY GO	5.000%	8/1/2047	3,145	3,259
	New York NY GO VRDO	2.950%	8/3/2026	21,355	21,355
	New York NY GO VRDO	3.050%	8/3/2026	7,170	7,170
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	3,000	3,325
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	4,000	4,507
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2037	1,000	1,103
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	6,000	6,284
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	6,500	6,511
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	10,000	10,017
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,970	4,978
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,052
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	7,500	7,512
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,350	1,430
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,930	2,050
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	12,000	12,018
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,915	2,036
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,460	1,558
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,650	2,906
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,885	3,195
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,500	1,604
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	505	530
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,700	2,971
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,775	1,973
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	2,810	2,814
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	750	783
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2036	3,000	3,169
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	14,680	14,737
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,935	2,117
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	14,255	16,030
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,650	1,831
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	10,100	10,073
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,680	1,734
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	2,000	2,167
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	10,285	11,422
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,500	1,681
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2037	12,265	13,999
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2038	2,010	2,093
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	2,920	2,973
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	15,000	16,529
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,000	1,094
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,770	1,967
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2039	2,115	2,189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	4,020	4,128
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,450	1,572
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2040	1,945	1,996
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,370	1,474
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,705	2,918
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	3,000	2,516
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	12,400	13,395
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	2,640	2,838
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	6,000	6,196
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,865	3,072
[1]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	1,000	1,077
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	25,130	26,989
[1]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2044	1,000	1,080
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	5,000	5,556
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	2,500	2,518
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,635	2,651
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,325	2,337
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2035	3,200	3,210
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	4,625	4,638
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	6,855	6,855
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	4,755	4,815
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,265	2,328
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,420	2,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	1,998
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	715	716
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,740	1,807
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	2,440	2,540
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	2,685	2,899
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,685	2,787
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,053
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,250	1,273
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,100	4,244
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,062
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,420	2,577
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	750	800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,100	5,424
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,005	1,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	1,250	1,336
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,675	1,778
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,035	3,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,875	1,928
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,250	1,328
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,365	1,446
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,750	1,846
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	1,625	1,713
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	884
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,370	2,501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	8,925	8,472
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	2,350	2,244
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,755	1,503
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,535	2,645
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	10,000	9,416
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,000	1,690
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,500	1,569
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	14,540	13,559
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	2,280	2,398
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	2,400	2,474
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	2,785	2,917
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,100	1,131
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	1,485	1,552
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	1,055	961
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	12,000	11,558
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,190	11,173
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,950	11,746
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	34,400	37,319
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	14,870	16,132
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	11,000	11,933
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,765	1,784
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	6,070	6,656
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	18,325	20,093
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	49,600	49,685
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	11,230	12,427
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,015	8,172
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	12,000	12,654
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	16,975	16,978
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,080	17,103
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	27,890	29,338
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,000	4,008
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	2,355	2,558
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	27,870	28,054
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,540	5,547
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	2,540	2,585
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,340	9,359
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,170	2,413
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,820	3,152
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	2,480	2,483
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	1,450	1,475
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	6,500	6,509
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	2,500	2,763
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	2,990	2,993
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,725	1,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	42,750	37,283
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	27,385	27,149
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	2,000	2,186
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	10,000	9,792
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2039	62,055	53,019
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	10,000	9,791
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,340	7,187
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	2,000	2,153
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	2,250	2,324
	New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/2040	1,455	1,257
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	30,975	30,042
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	74,365	62,513
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	34,740	33,670
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,415	8,971
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	2,745	2,839
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	4,435	4,755
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	6,000	6,079
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	12,520	10,342
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	4,020	4,148
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	5,000	5,314
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,250	2,414
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	17,080	13,934
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,540	7,125
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	26,910	25,430
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	20,840	22,058
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	3,335	3,562
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	17,380	16,308
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	25,580	24,002
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	31,515	33,259
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	20,000	21,245
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,720	3,959
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	2,110	1,963
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	22,700	24,038
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	7,195	7,577
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	10,000	10,195
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	26,830	28,076
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,161
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	5,030	5,220
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,000	4,085
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	6,665	6,926
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2032	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/2027	500	501
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/2027	30	30
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	585	612
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	65	68
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/2034	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2035	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,930	3,014
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	21,560	23,191
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	8,205	8,876
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	8,960	9,660
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,795	1,862
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	4,130	4,549
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	11,130	11,790
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	5,055	5,523
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	4,765	5,185
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	4,350	4,693
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	30,975	32,275
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,750	1,879
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	32,380	33,568
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/2042	2,000	1,651
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	4,330	4,102
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,485	1,580
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	26,820	27,908
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,180	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,530	2,601
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,004
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	3,500	3,755
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2038	1,350	1,435
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2035	1,345	1,387
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, ETM	5.000%	10/1/2030	40	43
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	40	43
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	60	65
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	10,710	10,618
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	8,710	8,528
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	32,650	31,644
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,335	2,207
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	20,000	20,765
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,140	5,312
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	51,000	51,616
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	12,525	12,938
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	14,000	15,457
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,170	3,500
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	6,000	6,015
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	21,850	24,372
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,960	4,417
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	17,625	17,667
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	1,000	1,011
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	30,550	34,335
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	32,995	33,070
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	17,685	17,874
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	38,335	39,453
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	13,980	15,801
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	37,165	37,548
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,875	1,926
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	18,500	19,019
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	26,850	27,808
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	18,860	19,044
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	30,500	31,312
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,125
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	9,500	9,711
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	3,000	3,263
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	5,000	5,142
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,000	4,321
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	11,690	11,778
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,131
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	3,395	3,653
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,870	11,591
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,995	2,142
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,905	2,031
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	11,835	12,477
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	17,830	18,846
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	7,000	6,393
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15,635	16,355
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	11,380	11,931
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	23,345	24,192
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	20,000	20,777
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2035	20	23
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	2,065	2,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2035	85	96
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,375	4,374
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	20,000	19,996
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,555	4,562
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,425	4,432
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,095	4,101
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	13,750	13,950
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	5,040	5,128
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	15,655	15,918
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	7,170	7,413
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	9,550	9,695
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	5,545	5,725
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	9,500	9,638
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	6,860	7,071
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	4,745	4,811
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	9,960	10,248
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2041	5,050	4,294
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	3,000	3,247
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2043	2,895	2,955
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2044	1,825	2,001
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2045	5,000	5,457
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,400	1,401
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	1,180	1,184
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	3,000	2,911
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/2036	4,000	3,223
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	3,750	2,806
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,585	1,186
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/2043	1,000	992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	5,600	5,553
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	2,485	2,486
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	810	810
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	12,045	12,048
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	14,435	14,466
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	17,190	17,208
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,045	3,051
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	18,500	18,504
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,000	23,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	10,360	10,365
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	770	757
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,365	6,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	910	894
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	9,080	8,986
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	14,055	13,751
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	31,355	31,119
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	4,255	4,240
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	10,020	9,950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	40,820	41,036
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	24,000	25,126
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	925	1,038
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	2,900	3,222
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	2,805	2,720
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	9,025	8,768
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	8,250	7,974
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,000	3,759
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	18,930	17,845
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	4,000	3,720
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,061
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,670	1,801
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,020	1,092
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	16,715	15,467
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,000	943
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	1,500	1,593
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	3,745	4,063
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	18,000	17,217
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	10,000	10,628
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	10,000	9,476
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	10,810	11,439
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	36,015	37,987

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2048	5,500	5,703
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	7,165	7,683
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	1,135	1,124
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,000	1,904
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,340	4,113
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	1,650	1,736
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	4,005	4,198
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,495	4,692
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,920	4,683
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,000	938
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2036	1,500	1,680
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2041	1,225	1,339
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2043	1,325	1,463
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	1,050	1,154
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	12,685	12,599
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	5,455	6,072
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	3,695	3,785
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2032	18,320	18,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,050	1,172
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	4,100	4,258
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	11,415	12,055
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	5,605	6,299
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,075	4,231
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,990	5,258
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	2,880	3,043
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	5,005	5,118
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	2,060	2,166
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	5,030	5,214
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	3,025	3,189
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	4,500	4,659
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5,000	5,258
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,025	5,196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	10,705	12,038
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,710	2,987
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	6,035	6,294
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2039	670	741
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,820	2,931
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	7,000	7,667
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	1,170	1,272
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,760	1,929
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,000	4,316
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,400	4,747
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,250	1,361
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2040	9,500	10,425
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	2,000	2,177
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	6,000	6,451
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	4,375	4,704
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,625	3,919
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,400	2,415
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	1,980	2,160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,850	1,999
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,850	1,992
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	3,000	3,233
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,500	1,628
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2044	850	918
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2044	2,180	2,332
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,500	1,601
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2046	1,305	1,394
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	2,890	3,063
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	9,000	9,255
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	7,000	7,634
Suffolk County NY GO	3.000%	10/15/2040	10,200	9,058
Suffolk County NY GO	3.000%	10/15/2041	10,535	9,194
Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.000%	12/1/2034	12,430	12,677

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.750%	12/1/2044	7,500	7,657
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,000	1,335
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	4,000	4,298
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	6,020	6,436
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,731
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	8,435	8,566
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	10,230	10,385
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	28,665	23,012
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	14,855	15,071
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	3,000	3,042
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	5,255	5,329
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,565	2,599
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	11,000	11,146
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	16,745	16,955
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10,950	11,335
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,585	2,615
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,455	2,484
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	6,645	7,296
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2039	2,300	2,210
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	4,445	4,844
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	6,625	7,190
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,000	1,072
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	6,390	6,902
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	7,035	7,619
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	30,000	30,482
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,270	5,667
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,895	2,042
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	2,250	2,425
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,600	3,865
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	2,230	2,394
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	2,395	2,556
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	2,595	2,767
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,020	1,078
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	3,275	3,461
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	2,260	2,367
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2047	1,435	1,539
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	10,000	10,188
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	15,100	15,731
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	31,285	33,224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,005	16,174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	15,500	16,753
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	10,320	11,257
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2031	1,750	1,926
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	3,055	3,388
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2032	1,225	1,363
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2033	10	10
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	2,915	3,246
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	35,000	38,969
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	5,430	6,043
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	8,590	9,618
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	4,445	4,889
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	4,025	4,405
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	3,595	3,912
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	6,500	6,919
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	5,050	5,534
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	7,500	8,065
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,395	5,770
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	7,500	7,939
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,960	5,386
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	2,760	2,966
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	31,220	32,943
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,985	2,107
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	14,000	14,738
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	2,435	2,590
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	5,500	5,097
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	13,000	13,606
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	10,705	11,219
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	21,115	20,595
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	2,200	2,331
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	3,410	3,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,200	3,391
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,750	4,002
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	3,915	4,138
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	4,000	4,256
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	6,000	6,357
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2045	5,000	5,275
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	4,010	4,203
[4]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.100%	8/3/2026	1,670	1,670
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2030	2,575	2,730
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2031	2,000	2,111
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2034	1,250	1,360
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2035	1,000	1,088
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2037	600	645
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2038	1,275	1,315
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2039	1,155	1,187
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2039	1,000	1,058
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2032	2,870	3,021
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2033	2,500	2,625
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2035	2,000	2,084
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,230	2,072
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	11,180	11,345
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	7,190	7,296
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	10,250	10,393
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	10,000	10,123
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	8,545	8,640
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,010	1,021
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,990	4,030
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	5,000	5,045
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	4,000	4,019
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	10,000	10,891
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	9,000	9,740
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	1,740	1,908
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	8,000	8,897
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	3,810	4,169
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	11,000	11,320
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,600	2,601
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	3,630	3,901
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	2,375	2,375
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2032	4,000	4,341
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	2,965	2,965
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2033	3,000	3,291
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2034	5,045	5,533
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	11,300	11,487
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	3,000	2,979
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	26,500	29,256
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,070	1,017
[4]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	5.250%	12/1/2040	1,500	1,491
[4]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2045	465	480
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	110	110
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,405	4,477
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,000	3,048
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,490	4,559
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,645	4,716
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,740	2,781
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,160	2,191
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,525	2,554
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,685	3,724
[2]	Yonkers NY GO	5.000%	11/15/2035	425	464
[2]	Yonkers NY GO	5.000%	11/15/2036	450	489
[2]	Yonkers NY GO	5.000%	11/15/2037	425	460
[2]	Yonkers NY GO	5.000%	11/15/2039	1,000	1,068
					11,194,122
North Carolina (0.8%)
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2039	435	381
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2040	485	418
	Cabarrus County NC Appropriations Revenue	5.000%	8/1/2037	4,260	4,779
	Cabarrus County NC Appropriations Revenue	5.000%	8/1/2038	1,830	2,037
	Cabarrus County NC Appropriations Revenue	5.000%	8/1/2039	1,455	1,605
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/2030	1,010	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centennial Authority Special Tax Revenue	5.000%	10/1/2037	1,000	1,109
	Centennial Authority Special Tax Revenue	5.000%	10/1/2039	1,625	1,762
	Centennial Authority Special Tax Revenue	5.000%	10/1/2044	1,600	1,707
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2039	3,685	3,185
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2041	4,060	3,385
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2030	3,100	3,158
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	1,690	1,720
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2032	1,000	1,004
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	2,465	2,474
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,660	1,688
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,250	2,281
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	2,155	2,175
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,840	1,867
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,075	1,188
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2039	1,000	1,095
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,200	2,128
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	2,155	2,280
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	3,955	4,165
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	3,000	3,216
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	6,435	6,757
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,750	1,869
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2045	2,500	2,656
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,750	1,832
	Charlotte NC GO	5.000%	7/1/2029	2,350	2,500
	Charlotte NC GO	5.000%	7/1/2030	2,425	2,621
	Charlotte NC GO	5.000%	7/1/2033	1,325	1,486
	Charlotte NC GO	5.000%	6/1/2034	2,370	2,490
	Charlotte NC GO	5.000%	7/1/2037	2,250	2,466
	Charlotte NC GO	5.000%	7/1/2038	2,175	2,366
	Charlotte NC GO	5.000%	7/1/2041	4,425	4,743
	Charlotte NC GO	5.000%	7/1/2043	2,325	2,477
	Charlotte NC Storm Water Revenue	5.000%	12/1/2031	1,920	2,115
	Charlotte NC Storm Water Revenue	5.000%	12/1/2032	2,000	2,229
	Charlotte NC Storm Water Revenue	5.000%	12/1/2041	1,165	1,262
	Charlotte NC Storm Water Revenue	5.000%	12/1/2042	2,000	2,158
	Charlotte NC Storm Water Revenue	5.000%	12/1/2043	2,000	2,150
	Charlotte NC Storm Water Revenue	5.000%	12/1/2044	1,300	1,391
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2032	1,250	1,386
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2033	1,000	1,121
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2041	2,000	2,159
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2042	2,500	2,689
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2043	5,000	5,358
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,355	2,512
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	5,565	6,013
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	3,705	3,884
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	5,830	6,268
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2046	3,745	3,998
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2047	5,100	5,418
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	11,535	11,567
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	1,515	1,524
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	11,250	10,598
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	4,100	4,100
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	2,395	2,395
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	2,000	2,036
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,110	2,109
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,565	1,561
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2036	775	874
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2038	675	749
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2043	1,075	1,157
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,600	3,584
[12]	Freddie Mac Pool	3.750%	7/1/2039	13,721	12,683
	Greensboro NC Combined Water & Sewer System Water Revenue	5.000%	6/1/2038	4,670	5,209
	Greensboro NC Combined Water & Sewer System Water Revenue	5.000%	6/1/2039	4,075	4,492
	Greensboro NC Combined Water & Sewer System Water Revenue	5.000%	6/1/2044	6,455	6,933
	Greensboro NC Combined Water & Sewer System Water Revenue	5.000%	6/1/2045	4,360	4,660
	Guilford County NC GO	5.000%	3/1/2028	23,445	24,306
	Guilford County NC GO	5.000%	3/1/2029	30,880	32,661
	Guilford County NC GO	3.000%	5/1/2038	2,220	1,989
	Guilford County NC GO	3.000%	5/1/2039	2,220	1,948
	Guilford County NC GO	4.000%	3/1/2042	5,620	5,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guilford County NC GO	4.000%	3/1/2043	3,335	3,261
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2033	930	1,024
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2035	545	607
	Mecklenburg County NC GO	5.000%	9/1/2029	10,000	10,665
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	4,000	4,108
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,500	1,540
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,250	1,284
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,737
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	8,110	7,848
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	12,205	13,726
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/2043	6,135	6,017
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	7,550	7,559
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	9,775	10,377
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,870	3,194
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/1/2057	10,165	11,538
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,680	1,677
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	290	292
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	460	463
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,215	2,277
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	795	797
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	305	313
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	360	369
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	940	953
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,695	2,819
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.900%	1/1/2029	680	680
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	565	567
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	985	998
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,460
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.050%	1/1/2030	815	815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	705	707
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	500	506
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,650	4,661
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,545	1,516
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,445	1,504
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	625	624
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,175	1,178
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	11/1/2031	22,625	22,314
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2035	1,000	930
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	1,750	1,719
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	1,245	1,223
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2036	660	655
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	10,000	11,037
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	6,110	6,695
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	7,000	7,616
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	29,220	32,248
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	1,225	1,157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	12,925	13,941
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	6,000	6,389
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,165	2,926
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,790	2,939
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,340	3,497
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	366
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	465	466
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	395	413
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,815	1,887
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/2040	1,050	1,034
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	16,820	17,826
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,900	2,922
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2028	3,925	4,024
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,600	2,622
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,180	3,316
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	7,175	7,458
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,000	1,007
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,400	1,409
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,780	3,937
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	9,000	6,794
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2034	15,745	16,341
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2035	10,020	10,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	22,125	21,915
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,620	3,690
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,000	2,040
	Pender County NC GO	3.000%	3/1/2039	5,100	4,568
	Pender County NC GO	3.000%	3/1/2040	4,200	3,686
	Pender County NC GO	3.000%	3/1/2042	7,200	6,166
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,888
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	803
	Raleigh NC Appropriations Revenue	5.000%	10/1/2039	520	572
	Raleigh NC Appropriations Revenue	5.000%	10/1/2042	750	813
	Raleigh NC Appropriations Revenue	5.000%	10/1/2043	970	1,047
	Raleigh NC Appropriations Revenue	5.000%	10/1/2044	775	832
	Raleigh NC Appropriations Revenue	5.000%	10/1/2046	340	360
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2027	530	543
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2039	1,500	1,657
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2041	1,000	1,095
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2042	1,525	1,664
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2043	1,715	1,863
	Rowan County NC Appropriations Revenue	5.000%	4/1/2031	1,655	1,798
	Rowan County NC Appropriations Revenue	5.000%	4/1/2032	1,000	1,095
	Rowan County NC Appropriations Revenue	4.000%	4/1/2038	2,190	2,170
	Rowan County NC Appropriations Revenue	4.000%	4/1/2039	2,000	1,950
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	1,125	1,086
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	1,105	1,070
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	1,125	1,079
	Rowan County NC Appropriations Revenue	4.000%	4/1/2043	955	918
	Rowan County NC Appropriations Revenue	4.000%	4/1/2044	2,000	1,908
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2039	1,210	1,042
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2043	3,100	2,547
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2039	500	550
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2042	1,000	1,086
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2044	800	861
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2033	1,000	1,004
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2034	1,250	1,251
	Wake County NC Appropriations Revenue	5.000%	5/1/2034	2,000	2,245
	Wake County NC Appropriations Revenue	5.000%	5/1/2037	1,750	1,938
	Wake County NC Appropriations Revenue	5.000%	5/1/2039	3,000	3,273
	Wake County NC Appropriations Revenue	5.000%	5/1/2040	1,000	1,085
	Wake County NC Appropriations Revenue	5.000%	5/1/2041	2,500	2,697
	Wake County NC Appropriations Revenue	5.000%	5/1/2042	3,500	3,761
	Wake County NC GO	4.000%	6/1/2042	3,455	3,383
	Wake County NC GO	4.000%	6/1/2043	3,455	3,357
	Western Carolina University College & University Revenue	3.000%	4/1/2035	2,390	2,227
	Western Carolina University College & University Revenue	3.000%	4/1/2037	2,670	2,448
	Wilson NC Special Obligation Revenue	4.000%	10/1/2040	1,175	1,151
	Wilson NC Special Obligation Revenue	4.000%	10/1/2042	2,255	2,189
	Wilson NC Special Obligation Revenue	4.000%	10/1/2043	1,430	1,377
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2030	460	488
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2032	505	546
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2034	830	839
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2035	860	865
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2036	620	622
					703,281
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	8,915	8,904
[1]	Fargo ND GO	4.000%	5/1/2040	2,370	2,296
[1]	Fargo ND GO	4.000%	5/1/2041	2,470	2,386
[1]	Fargo ND GO	4.000%	5/1/2042	2,330	2,258
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	5,060	5,082
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,445
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,770	1,835
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,505	1,563
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	550	586
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	1,900	1,769
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	550	582
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,500	1,378
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	500	526
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2039	1,125	932
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,050	1,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	500	520
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	2,250	1,959
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	625	649
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	650	672
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	675	696
	Horace ND GO	5.000%	5/1/2031	555	582
	Horace ND GO	5.000%	5/1/2032	580	611
	Horace ND GO	4.500%	5/1/2039	2,000	1,958
	Horace ND GO	4.750%	5/1/2044	750	716
	Mandan Public School District No. 1 GO	5.000%	8/1/2026	1,250	1,250
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2055	1,925	2,100
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	2,310	2,501
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,475	1,591
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/2052	2,050	2,004
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	3,890	4,094
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,000	2,012
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,800	1,808
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,685	3,695
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	3,760	3,741
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	6,085	5,472
	West Fargo Public School District No. 6 GO	3.000%	8/1/2033	2,000	1,897
	West Fargo Public School District No. 6 GO	3.000%	8/1/2034	3,585	3,362
					77,262
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2028	490	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	315	332
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	1,025	1,092
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,340	1,348
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,210	1,217
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,315	1,323
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,000	1,006
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	3,540	3,561
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	13,000	12,812
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,300	1,334
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	300	308
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	3,800	3,898
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,800	2,872
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	800	821
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,500	1,539
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	675	719
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	900	959
	Akron OH Income Tax Revenue	4.000%	12/1/2029	1,015	1,018
	Akron OH Income Tax Revenue	4.000%	12/1/2030	890	892
	Akron OH Income Tax Revenue	4.000%	12/1/2031	2,145	2,160
	Akron OH Income Tax Revenue	4.000%	12/1/2031	490	491
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,650	1,660
	Akron OH Income Tax Revenue	4.000%	12/1/2032	745	746
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,170	1,176
	Akron OH Income Tax Revenue	4.000%	12/1/2033	615	616
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,110	6,294
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	11,050	11,358
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	5,000	5,132
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,750	5,730
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	10,000	9,812
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	10,000	10,613
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	12,270	12,953
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	15,000	13,979
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	25,170	26,745
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2035	1,305	1,221
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2038	1,200	1,299
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2039	1,250	1,343
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2040	1,200	1,280
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	835	879
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	1,500	1,588
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	1,000	1,049
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	675	711
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2043	725	757
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2044	750	779
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,240	1,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2037	2,310	2,304
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,055	6,240
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	3,000	3,156
[2]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2034	3,030	3,074
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2034	4,620	4,747
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	3,000	3,079
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	4,245	4,342
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,335	2,384
	Ashland City School District GO	3.000%	11/1/2042	1,000	820
[4]	Blanchard Valley Port Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2046	1,455	1,461
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,410	2,424
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,800	1,843
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,895	1,939
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,040	1,059
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,105	1,123
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	2,000	2,003
[2]	Brunswick City School District GO	0.000%	12/1/2034	530	375
[2]	Brunswick City School District GO	0.000%	12/1/2035	200	134
[2]	Brunswick City School District GO	0.000%	12/1/2036	200	127
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,555	2,601
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,340	4,502
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,335	2,484
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,000	5,286
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,885	4,150
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,795	6,173
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	8,160	8,566
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,795	1,869
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,190	3,200
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,885	4,878
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	10,830	10,528
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,165	1,187
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,245	1,261
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,210
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,000	1,877
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,401
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,985	3,001
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,025	2,065
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,715	5,751
	Cincinnati OH GO	4.000%	12/1/2031	780	787
	Cincinnati OH GO	4.000%	12/1/2032	800	806
[10]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/2033	1,565	1,159
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2033	1,395	1,402
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,770	1,773
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	3,605	3,604
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,325	2,294
	Cleveland OH GO	4.000%	12/1/2034	2,285	2,325
	Cleveland OH GO	4.000%	12/1/2035	1,660	1,678
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	735	689
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	570	523
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	452
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	805	713
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	476
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	422
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	525	436
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	825	672
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,924	4,805
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2034	1,870	1,952
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2035	1,915	1,989
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2036	2,065	2,134
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2037	1,170	1,203
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2039	2,400	2,441
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2040	2,525	2,599
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2041	2,660	2,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2042	2,805	2,869
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2030	200	213
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2034	300	319
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2039	400	381
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2041	400	371
[1]	Columbus City School District GO	0.000%	12/1/2027	13,520	13,001
[1]	Columbus City School District GO	0.000%	12/1/2029	11,170	10,034
[1]	Columbus City School District GO, ETM	0.000%	12/1/2027	540	519
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	4,000	3,211
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2036	1,575	1,476
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	1,465	1,422
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	8,605	8,297
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	10,175	10,014
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	3,830	4,000
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	5,030	4,794
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	5.000%	12/1/2035	3,515	3,667
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,025	1,976
	Columbus OH GO	5.000%	4/1/2040	5,050	5,216
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2032	3,420	3,425
	Columbus OH Sewerage Sewer Revenue VRDO	2.150%	8/6/2026	3,200	3,200
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,100	1,170
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	750	794
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	750	792
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2044	2,200	2,310
	Columbus State Community College GO	3.000%	12/1/2036	1,110	998
	Columbus State Community College GO	3.000%	12/1/2037	1,750	1,549
	Columbus State Community College GO	3.000%	12/1/2038	1,375	1,191
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	840	838
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	1,000	998
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,085	1,111
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	4,720	4,705
	Copley-Fairlawn City School District GO	5.000%	12/1/2040	550	562
	Copley-Fairlawn City School District GO	5.000%	12/1/2041	820	836
	Copley-Fairlawn City School District GO	5.000%	12/1/2042	1,000	1,018
	Cuyahoga County OH GO	3.000%	12/1/2033	2,460	2,318
	Cuyahoga County OH GO	3.000%	12/1/2034	2,990	2,768
	Cuyahoga County OH GO	5.000%	12/1/2039	7,420	8,103
	Cuyahoga County OH GO	5.000%	12/1/2044	3,490	3,725
	Cuyahoga County OH GO	5.000%	12/1/2045	2,730	2,899
	Cuyahoga County OH GO	5.000%	12/1/2046	2,400	2,531
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,845	2,862
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	1,000	994
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	7,145	7,176
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,385	5,403
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	16,500	16,519
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	5.500%	8/1/2040	3,730	3,928
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.000%	8/1/2045	6,930	7,386
	EHOVE Joint Vocational School District GO	5.000%	12/1/2038	1,355	1,420
	EHOVE Joint Vocational School District GO	5.000%	12/1/2039	1,250	1,303
	EHOVE Joint Vocational School District GO	5.000%	12/1/2040	600	624
	EHOVE Joint Vocational School District GO	5.000%	12/1/2041	1,000	1,042
	EHOVE Joint Vocational School District GO	5.000%	12/1/2043	1,000	1,035
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2027	625	634
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2028	835	854
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2031	1,505	1,539
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	665	678
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	1,000	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,374
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2037	640	645
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	1,635	1,646
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2031	4,980	5,426
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2032	5,325	5,853
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2033	5,680	6,286
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	5,800	6,198
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2041	5,900	6,286
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,135	1,163
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,120	1,139
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	2,645	2,706
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,075	1,093
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,775	1,813
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,160	1,226
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,535	1,618
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	475	466
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,051
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,048
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,567
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,435	1,386
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	4,965	5,067
[12]	Freddie Mac Pool	2.650%	4/1/2029	813	781
[12]	Freddie Mac Pool	4.250%	6/1/2041	8,855	8,356
[12]	Freddie Mac Pool	4.250%	9/1/2041	9,130	8,601
[12]	Freddie Mac Pool	4.300%	8/1/2042	33,834	32,434
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,108
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	920	959
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	870	903
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	945	977
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,550	2,694
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	8,115	8,229
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	945	974
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,825	1,918
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,080	4,306
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,640	2,788
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	11,540	11,690
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,056
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	1,050	1,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2035	750	803
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	750	815
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,965	14,132
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2035	1,100	1,126
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	620	659
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2036	2,845	3,027
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	12,955	13,095
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2036	2,345	2,392
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2037	625	660
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2037	1,730	1,827
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	1,495	1,520
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2038	500	535
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,079
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,600	1,701
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2038	2,620	2,655
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2039	600	637
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2039	1,375	1,388
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2040	425	449
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2040	1,100	1,107
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2041	525	541
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2041	2,625	2,747
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	550	555
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,504
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2042	3,000	3,127
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	600	604
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,825	1,899
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.125%	1/1/2044	500	508
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2044	3,000	3,106
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2045	305	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,745	1,799
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/2027	265	265
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2031	1,800	1,801
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,635	1,640
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	1,325	1,325
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2027	1,500	1,545
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2032	500	553
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2033	3,040	3,077
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2035	1,175	1,182
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2041	1,795	1,931
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	1,785	1,912
	Kent State University College & University Revenue	5.000%	5/1/2037	4,000	4,362
	Kent State University College & University Revenue	5.000%	5/1/2038	4,295	4,649
[6]	Kettering City School District GO	5.000%	10/1/2035	300	322
[6]	Kettering City School District GO	5.000%	10/1/2035	400	428
[6]	Kettering City School District GO	5.000%	10/1/2036	125	133
[6]	Kettering City School District GO	5.000%	10/1/2036	350	373
[6]	Kettering City School District GO	5.000%	10/1/2037	150	159
[6]	Kettering City School District GO	5.000%	10/1/2038	250	264
[6]	Kettering City School District GO	5.000%	10/1/2038	650	686
[6]	Kettering City School District GO	5.000%	10/1/2039	275	289
[6]	Kettering City School District GO	5.000%	10/1/2039	525	551
	Kings Local School District GO	5.000%	12/1/2041	2,085	2,187
	Kings Local School District GO	5.000%	12/1/2042	2,215	2,316
	Kings Local School District GO	5.000%	12/1/2043	2,340	2,440
	Kings Local School District GO	5.000%	12/1/2044	1,000	1,039
	Lake County OH GO	5.000%	12/1/2036	1,100	1,146
	Lake County OH GO	5.000%	12/1/2037	645	669
	Lake County OH GO	5.000%	12/1/2038	1,065	1,101
	Lake County OH GO	5.000%	12/1/2039	750	773
	Lake County OH GO	5.000%	12/1/2040	1,000	1,028
	Lake County OH GO	5.000%	12/1/2041	1,000	1,027
	Lake County OH GO	5.000%	12/1/2042	1,185	1,214
[4,6]	Lancaster Port Authority Local or Guaranteed Housing Revenue (Vivera Fairfield Project)	6.375%	1/1/2046	830	830
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,700	10,189
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,300
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	790	819
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,170	1,211
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,500	1,541
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,500	1,539
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,320	1,352
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	3,500	3,580
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,905	2,967
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,750	1,784
	Miami University OH College & University Revenue	4.000%	9/1/2038	1,080	1,081
	Miami University OH College & University Revenue	5.000%	9/1/2042	5,000	5,378
	Miami University OH College & University Revenue	5.000%	9/1/2043	4,500	4,822
	Miami University OH College & University Revenue	5.000%	9/1/2044	2,005	2,135
	Miami University OH College & University Revenue	5.000%	9/1/2046	1,670	1,757
	Miami Valley Career Technology Center GO	5.000%	12/1/2032	1,030	1,063
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	330	345
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,100	992
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	5,500	5,689
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	10,175	10,616
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	10,680	11,075
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,500	8,791
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	11,600	11,968
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	745	790
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	6,290	6,475
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,128
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	12,295	12,582
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	1,450	1,441
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	435	455
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	5,285	4,397
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	775	747
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	15,300	15,576
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	450	466
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	16,600	15,594
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	480	495
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	6,470	5,995

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	6,590	5,547
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	500	368
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	17,720	15,617
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	851
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2029	470	491
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2030	375	396
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2031	405	430
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2032	595	635
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2033	680	727
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2034	1,000	1,073
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2035	650	694
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2036	650	690
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2037	510	538
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2038	575	603
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2040	500	524
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2041	500	519
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2042	500	518
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2043	500	516
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2044	500	514
North Ridgeville City School District GO	5.000%	12/1/2041	1,825	1,870
North Ridgeville City School District GO	5.000%	12/1/2042	2,285	2,335
North Ridgeville City School District GO	5.000%	12/1/2043	1,340	1,367
North Ridgeville City School District GO	5.000%	12/1/2044	1,070	1,088
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2032	5,000	5,541
Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	1,905	1,859
Ohio Air Quality Development Authority Electric Power & Light Revenue	4.350%	6/30/2040	1,975	1,923
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	13,020	13,085
Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	34,055	33,412
Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	3,375	3,340
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	9,725	9,786
Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	6,530	6,493
Ohio GO	5.000%	8/1/2026	25,360	25,360
Ohio GO	5.000%	9/1/2026	10,000	10,017
Ohio GO	5.000%	3/1/2032	8,230	8,327
Ohio GO	5.000%	3/1/2033	8,645	8,744
Ohio GO	5.000%	5/1/2033	3,000	3,099
Ohio GO	5.000%	3/1/2034	9,075	9,174
Ohio GO	5.000%	5/1/2034	3,250	3,353
Ohio GO	5.000%	3/1/2035	8,530	8,620
Ohio GO	5.000%	5/1/2035	6,000	6,080
Ohio GO	5.000%	3/1/2036	10,005	10,107
Ohio GO	5.000%	3/1/2037	10,505	10,607
Ohio GO	5.000%	5/1/2037	10,000	10,123
Ohio GO	5.000%	3/1/2038	9,030	9,113
Ohio GO	3.000%	6/15/2039	2,500	2,131
Ohio GO	5.000%	6/15/2042	5,365	5,789
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	22,350	22,533
Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	9,150	9,439
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	365	375
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	15,400	16,152
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	455	472
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,200	2,261
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	565	589
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,500	1,539
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	930	967
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	11,350	12,317
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	15,340	16,646
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,135	3,249
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,550	2,635
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	7,825	7,860
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2034	1,195	1,231
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,175	4,297
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2035	1,205	1,240
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,261
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	4,165	4,167
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,950	2,002
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,245	1,283
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,890	1,811
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	1,100	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,680	1,592
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2038	1,200	1,154
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	3,460	3,271
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	2,000	1,875
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2041	1,000	924
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	5,000	3,869
	Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	10,500	10,409
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	1,000	1,000
[5]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	25,080	25,080
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2034	360	400
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2034	1,200	1,242
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2039	2,455	2,511
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2036	360	397
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2041	1,025	1,095
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2046	1,710	1,781
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2034	1,505	1,545
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2037	1,730	1,765
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	3,250	3,273
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2034	500	473
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2035	4,960	5,020
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2040	5,375	5,312
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	2,400	1,975
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2038	1,055	968
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2039	1,105	999
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2040	1,225	1,086
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2041	1,275	1,102
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	2,500	2,174
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2034	350	386
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2035	500	553
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2037	700	761
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2038	1,500	1,616
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2039	1,750	1,871
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2040	1,250	1,329
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2042	1,700	1,791
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2043	550	577
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2044	960	907
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2045	500	468
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	140	142
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	184
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	175
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	280
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	292
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2033	950	997
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2035	2,260	2,355
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2037	1,000	1,029
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2038	2,030	2,079
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2039	1,755	1,785
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	695	700
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2044	1,800	1,788
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	1,475	1,171
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,460	1,362
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,843	2,711
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	3,630	3,583
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,170	2,138
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	10,050	10,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,625	3,889
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	5,035	5,442
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	3,215	3,495
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	7,185	7,935
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	4,405	4,891
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	1,230	1,230
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks Fairborn Projects)	6.125%	1/1/2046	1,970	1,989
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	4,745	4,690
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,905	2,130
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	2,270	2,279
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	1,575	1,605
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,565	1,545
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	250	247
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/2035	1,000	1,124
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/2036	1,500	1,691
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2036	6,980	7,213
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2037	5,000	5,153
	Ohio Special Obligation Revenue	5.000%	10/1/2037	5,080	5,231
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2038	1,015	1,074
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2040	1,110	1,165
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	1,115	1,159
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/2027	3,020	3,067
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	1,750	1,857
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	4,000	4,115
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2033	13,980	14,076
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2035	10,000	10,253
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	18,400	12,789
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2036	17,060	17,468
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	3,540	2,334
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2037	7,385	7,553
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	16,390	9,172
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	12,230	5,903
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/2043	17,500	17,757
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	9,390	9,815
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2038	5,485	5,716
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	13,955	14,628
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	17,770	18,574
	Ohio Water Development Authority Water Pollution Control Loan Fund Nuclear Revenue	4.750%	6/1/2033	5,000	5,101
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	10,525	10,608
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	10,010	10,211
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	14,480	14,942
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2028	4,480	4,674
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	24,680	25,137
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	8,360	8,793
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2037	2,425	2,678
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2039	4,225	4,643
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2039	7,020	7,690
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	1,500	1,599
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	1,500	1,596
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	1,625	1,725
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	7,900	8,448
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,000	7,461
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,875	7,305
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,330	6,768
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,975	9,596
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	21,545	23,141
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	2,165	2,296
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	8,960	9,591
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2046	6,430	6,829
	Olentangy Local School District GO	5.000%	12/1/2032	1,735	1,924
	Olentangy Local School District GO	5.000%	12/1/2039	2,360	2,585
	Oxford OH Miami University College & University Revenue	5.000%	9/1/2045	1,255	1,330
	Oxford OH Miami University College & University Revenue	5.250%	9/1/2047	1,425	1,517
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2039	1,000	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,500	1,600
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,000	1,047
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,470	1,560
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,000	1,047
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	2,590	2,745
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	1,500	1,563
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	2,720	2,865
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	1,550	1,611
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	2,360	2,477
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	1,375	1,421
	Princeton City School District GO	0.000%	12/1/2041	1,065	500
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	4,000	4,044
[2]	Springboro Community City School District GO	0.000%	12/1/2035	675	479
[2]	Springboro Community City School District GO	0.000%	12/1/2036	700	474
[2]	Springboro Community City School District GO	0.000%	12/1/2037	725	467
[2]	Springboro Community City School District GO	0.000%	12/1/2038	765	467
[2]	Springboro Community City School District GO	0.000%	12/1/2044	1,000	443
[2]	Springboro Community City School District GO	0.000%	12/1/2045	1,000	417
[2]	Springboro Community City School District GO	0.000%	12/1/2046	750	293
[2]	Springboro Community City School District GO	0.000%	12/1/2047	1,000	366
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/2043	3,300	3,519
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	125	134
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2034	260	279
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2035	445	478
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2036	360	385
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2037	500	530
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2038	500	527
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2040	455	472
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2045	2,710	2,761
	Toledo City School District GO	5.000%	12/1/2034	800	879
	Toledo City School District GO	5.000%	12/1/2035	560	613
	Toledo City School District GO	5.000%	12/1/2036	1,575	1,714
	Toledo City School District GO	5.000%	12/1/2037	1,100	1,189
	Toledo City School District GO	5.000%	12/1/2038	1,900	2,042
	Toledo City School District GO	5.000%	12/1/2041	1,400	1,483
	Toledo City School District GO	5.000%	12/1/2042	1,855	1,959
	Toledo City School District GO	5.000%	12/1/2043	1,100	1,159
	Toledo City School District GO	5.000%	12/1/2044	1,730	1,820
	Toledo City School District GO	5.000%	12/1/2045	1,260	1,320
	Toledo OH GO	4.000%	12/1/2035	1,200	1,206
[2]	University of Akron College & University Revenue	5.000%	1/1/2030	1,080	1,140
	University of Akron College & University Revenue	5.000%	1/1/2031	1,035	1,036
[2]	University of Akron College & University Revenue, ETM	5.000%	1/1/2030	5	5
	University of Cincinnati College & University Revenue	5.000%	6/1/2032	560	613
	University of Cincinnati College & University Revenue	5.000%	6/1/2033	1,000	1,106
	University of Cincinnati College & University Revenue	4.000%	6/1/2034	2,215	2,232
	University of Cincinnati College & University Revenue	4.000%	6/1/2035	1,250	1,257
	University of Cincinnati College & University Revenue	5.000%	6/1/2040	1,125	1,199
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,900	2,017
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,225	2,362
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,040	2,173
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	11,780	12,460
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,335	2,470
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,655	2,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	5,975	6,306
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	2,450	2,586
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	3,100	3,258
[4]	University of Toledo College & University Revenue TOB VRDO	3.200%	8/3/2026	21,545	21,545
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,215	1,218
	Worthington City School District GO	5.000%	12/1/2038	700	748
	Worthington City School District GO	5.000%	12/1/2039	1,000	1,063
					1,925,148
Oklahoma (0.5%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2039	800	849
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2040	1,160	1,219
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	3,930	3,736
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2028	1,750	1,766
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	1,000	1,070
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2040	4,195	4,471
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,000	6,365
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	4,500	4,795
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,225
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,242
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2036	675	726
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,320	1,410
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2037	200	215
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,000	1,064
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2038	225	240
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2039	575	608
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2040	365	383
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2042	300	313
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2043	100	104
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2044	200	207
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2045	195	202
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2046	200	206
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,325	5,175
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,130	1,098
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	1,891
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,185	1,067
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,540	3,044
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,310	1,100
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,380	1,145
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,450	1,159
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	225	168
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2038	4,550	5,037
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	800	870
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	4,845	5,308
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2041	1,000	1,076
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2045	2,390	2,536
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2036	1,305	1,313
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2037	3,085	3,087
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2038	2,005	1,981
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2039	2,500	2,428
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2040	1,500	1,450
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	17,165	16,817
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	235	241
	Oklahoma City OK GO	5.000%	3/1/2028	3,080	3,193
	Oklahoma City OK GO	4.000%	3/1/2030	1,900	1,909
	Oklahoma City OK GO	5.000%	3/1/2037	7,100	7,804
	Oklahoma City OK GO	5.000%	3/1/2038	7,100	7,760
	Oklahoma City OK GO	4.000%	3/1/2039	5,800	5,769
	Oklahoma City OK GO	4.000%	3/1/2039	7,000	7,006
	Oklahoma City OK GO	4.000%	3/1/2040	7,420	7,273
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2029	6,960	7,362
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2030	11,980	12,845
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	15,380	16,684
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	10,395	11,381
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	8,080	8,922
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2034	6,940	7,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2039	1,750	1,903
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2041	1,500	1,604
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2042	3,255	3,463
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2043	1,675	1,779
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Midwest City-Del City Public Schools Project)	5.000%	10/1/2037	1,000	1,087
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2038	1,000	1,078
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2039	1,150	1,229
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2040	1,500	1,595
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2041	2,000	2,117
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,581
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2044	1,850	1,930
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2045	1,000	1,036
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,795	1,795
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,810	1,812
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,430	3,437
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,105	3,110
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	1,270	1,270
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,075	2,103
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	2,740	2,797
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	8,710	8,834
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2037	3,000	3,068
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	18,475	18,572
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,015	1,121
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,000	5,389
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	6,000	6,523
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,485	7,102
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2034	1,000	1,102
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2037	1,425	1,566
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	980	986
	Oklahoma State University College & University Revenue	4.000%	9/1/2039	935	914
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	515	425
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	406
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,000	1,092
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/2034	3,500	3,219
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,500	2,517
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,575	3,599
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,170	2,421
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	3,930	4,395
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2038	2,425	2,692
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2039	3,750	4,130
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	1,750	1,912
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	6,975	7,503
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	1,000	1,083
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	4,850	5,198
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,720	1,855
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,500	5,875
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2044	14,500	15,416
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	10,250	10,857
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/2044	7,300	7,730
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2031	210	230
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2032	280	305
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2033	345	375
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2034	425	460
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2036	375	402
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2037	335	358
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2038	450	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2039	330	350
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2036	815	885
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2037	750	810
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2038	400	430
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2039	725	776
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2040	880	936
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2041	1,020	1,082
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2042	2,235	2,364
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2043	1,315	1,387
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2044	1,470	1,543
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2045	1,290	1,351
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2046	2,235	2,333
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/2036	1,745	1,413
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/2036	1,000	1,002
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/2043	7,000	6,809
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2043	1,575	1,671
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2044	1,665	1,762
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	105	107
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	175	180
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	160	166
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	190	198
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	195	204
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	160	168
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	250	264
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2034	520	549
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/2027	2,350	2,370
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	350	351
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	5,000	5,100
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	6,000	6,117
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	520	542
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	955	1,025
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	2,015	2,188
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	2,990	3,269
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2038	1,245	1,250
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2039	1,690	1,682
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/2028	1,000	998
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2028	10,805	10,823
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2029	11,370	11,384
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2031	1,000	1,001
	University of Oklahoma College & University Revenue	5.000%	7/1/2027	760	775
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	795	827
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,325	1,403
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	765	821
					459,523
Oregon (1.0%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.200%	11/15/2029	785	783
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	320	318
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2035	1,000	1,032
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2036	1,000	1,030
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2037	1,000	1,028
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,053
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,053
	Chemeketa Community College District GO	5.000%	6/15/2042	1,000	1,077
	Chemeketa Community College District GO	5.000%	6/15/2043	1,570	1,684
	Chemeketa Community College District GO	5.000%	6/15/2044	1,775	1,897
	Chemeketa Community College District GO	5.000%	6/15/2045	1,275	1,357
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,457
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2037	1,375	857
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2038	1,900	1,121
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2038	1,500	1,671
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2039	1,750	1,932
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2044	2,500	2,690
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2045	1,750	1,874
	Clackamas Community College District GO	5.000%	6/15/2033	1,260	1,403
	Clackamas Community College District GO	5.000%	6/15/2041	1,500	1,628
	Clackamas Community College District GO	5.000%	6/15/2042	1,500	1,620
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	11,905	12,107
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	17,120	17,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2038	13,040	7,710
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2042	1,750	1,786
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	1,560	933
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2042	1,000	1,072
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2043	1,165	1,245
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2044	760	807
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2045	1,825	1,932
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/2030	2,245	2,287
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/2034	550	557
	Columbia County School District No. 502 GO	5.000%	6/15/2045	1,115	1,150
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2035	1,250	1,406
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2036	5,000	5,592
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2037	4,000	4,447
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2042	1,250	1,350
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2038	2,000	2,210
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2039	1,890	2,062
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2044	500	534
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2045	400	425
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2046	450	476
	Forest Grove OR College & University Revenue	4.000%	5/1/2037	635	589
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	875	789
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/2030	550	550
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2031	1,000	1,089
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2032	1,000	1,101
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2033	1,215	1,351
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2035	1,000	1,125
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2036	1,000	1,118
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2037	1,000	1,111
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2038	1,000	1,104
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2039	1,000	1,095
	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	5.000%	6/15/2040	500	545
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,230	1,257
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2029	600	632
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2030	1,890	2,015
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2031	2,230	2,370
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,350	1,428
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2033	800	844
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2034	1,250	1,312
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2036	1,500	1,560
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2037	2,095	2,173
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2038	2,200	2,276
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	13,250	12,670
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2045	1,875	1,712
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	557
	Morrow County School District No. 1 GO	5.000%	6/15/2035	1,175	1,322
	Morrow County School District No. 1 GO	5.000%	6/15/2036	1,000	1,118
	Morrow County School District No. 1 GO	5.000%	6/15/2037	1,500	1,667
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/2037	5,000	5,071
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2033	5,350	5,061
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2036	4,000	3,614
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2037	12,160	10,751
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2040	6,820	7,277
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2046	18,135	19,191
	Multnomah County School District No. 40 GO	0.000%	6/15/2031	2,000	1,680
	Multnomah County School District No. 40 GO	0.000%	6/15/2032	1,715	1,380
	Multnomah County School District No. 40 GO	0.000%	6/15/2037	1,000	622
	Multnomah County School District No. 40 GO	0.000%	6/15/2038	750	439
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/2045	2,000	2,062
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2032	5,180	5,709
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2044	1,675	1,793
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2045	770	819
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2046	465	491
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	2,675	2,714
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	2,750	2,789
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	4,365	4,420
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	3,590	3,905
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	3,350	3,664
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	3,890	4,163
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	2,870	3,122
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2041	800	867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2042	2,000	2,200
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2042	1,030	1,111
	Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2042	1,495	1,593
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2043	700	751
	Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2043	1,105	1,172
	Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2044	3,100	3,352
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	244
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	189
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	439
	Oregon City School District No. 62 GO	0.000%	6/15/2031	590	497
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	505
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	387
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	370
	Oregon City School District No. 62 GO	5.000%	6/15/2038	2,635	2,702
	Oregon City School District No. 62 GO	5.000%	6/15/2042	1,750	1,884
	Oregon City School District No. 62 GO	5.000%	6/15/2043	1,550	1,662
	Oregon City School District No. 62 GO	5.000%	6/15/2044	2,100	2,244
	Oregon City School District No. 62 GO	5.000%	6/15/2045	2,000	2,129
	Oregon City School District No. 62 GO	5.000%	6/15/2046	5,000	5,283
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2032	2,000	2,205
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2033	2,500	2,782
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	9,000	9,408
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	15,070	15,706
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	5,605	5,832
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	19,845	20,748
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	21,000	21,752
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	8,000	8,867
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2033	20,000	22,348
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	51,670	57,963
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	1,000	1,090
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	1,200	1,291
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2043	1,150	1,232
	Oregon GO	4.000%	8/1/2033	1,700	1,708
	Oregon GO	5.000%	5/15/2034	2,000	2,129
	Oregon GO	5.000%	5/15/2035	1,250	1,326
	Oregon GO	5.000%	5/15/2036	1,000	1,057
	Oregon GO	5.000%	5/15/2038	1,750	1,837
	Oregon GO	5.000%	5/15/2039	2,195	2,296
	Oregon GO	5.000%	6/1/2039	2,500	2,734
	Oregon GO	5.000%	8/1/2039	1,175	1,221
	Oregon GO	5.000%	6/1/2040	2,550	2,730
	Oregon GO	5.000%	6/1/2040	2,555	2,780
	Oregon GO	5.000%	6/1/2041	2,015	2,180
	Oregon GO	5.250%	6/1/2042	3,000	3,273
	Oregon GO	5.250%	6/1/2042	1,000	1,101
	Oregon GO	5.250%	6/1/2043	3,000	3,261
	Oregon GO	5.000%	6/1/2044	2,000	2,142
	Oregon GO	5.000%	6/1/2046	230	243
	Oregon GO	5.500%	12/1/2053	4,705	4,994
	Oregon GO	6.250%	6/1/2056	5,610	6,285
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	2,010
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	1,425	1,419
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,900	4,288
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,850	2,072
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/2036	3,788	3,602
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	4,720	4,771
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/2036	1,000	791
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/2053	5,600	5,953
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,365	1,364
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,275	12,386
[4]	Oregon State Facilities Authority Charter School Aid Revenue	4.625%	6/15/2035	270	272
[4]	Oregon State Facilities Authority Charter School Aid Revenue	5.500%	6/15/2045	475	479
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,345	16,274
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	4,100	4,103
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2033	4,000	4,002
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2026	1,810	1,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	2,025	2,034
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2028	2,500	2,511
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2029	1,420	1,426
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	1,080	1,082
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	2,725	2,728
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	3,965	3,968
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	300	308
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2029	600	621
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2030	750	781
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2035	1,495	1,533
Oregon State Lottery Revenue	5.000%	4/1/2031	3,530	3,581
Oregon State Lottery Revenue	5.000%	4/1/2033	3,980	4,177
Oregon State Lottery Revenue	5.000%	4/1/2034	2,135	2,235
Oregon State Lottery Revenue	5.000%	4/1/2036	1,670	1,690
Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,084
Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,230
Oregon State Lottery Revenue	5.000%	4/1/2037	1,000	1,108
Oregon State Lottery Revenue	5.000%	4/1/2038	3,215	3,335
Oregon State Lottery Revenue	5.000%	4/1/2038	2,750	3,025
Oregon State Lottery Revenue	5.000%	4/1/2039	2,690	2,935
Oregon State Lottery Revenue	5.000%	4/1/2041	3,430	3,699
Oregon State Lottery Revenue	5.250%	4/1/2042	4,000	4,377
Oregon State Lottery Revenue	5.250%	4/1/2043	4,050	4,412
Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,341
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2038	1,745	1,540
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2039	2,695	2,331
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	1,610	1,613
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,310	2,314
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,500	2,504
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	2,160	2,214
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	1,025	1,051
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2037	6,000	6,747
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2045	8,235	8,827
Port of Morrow OR GO	4.000%	12/1/2038	1,455	1,319
Portland OR (Portland Building Project) GO	5.000%	6/15/2035	6,160	6,357
Portland OR (Portland Building Project) GO	5.000%	6/15/2036	5,950	6,129
Portland OR (Portland Building Project) GO	5.000%	6/15/2037	6,005	6,175
Portland OR (Portland Building Project) GO	5.000%	6/15/2038	6,880	7,062
Portland OR (Portland Building Project) GO	5.000%	6/15/2039	5,045	5,169
Portland OR (Portland Building Project) GO	5.000%	6/15/2040	2,000	2,046
Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,980	2,133
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2041	1,375	1,484
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2042	1,650	1,781
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2043	1,375	1,473
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2044	2,140	2,286
Portland OR Sewer System Sewer Revenue	5.000%	12/1/2047	1,650	1,709
Portland OR Water System Water Revenue	2.000%	5/1/2042	2,715	1,876
Portland OR Water System Water Revenue	2.000%	5/1/2043	4,910	3,314
Portland OR Water System Water Revenue	5.000%	5/1/2044	2,720	2,797
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2027	260	263
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2028	310	317
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2029	260	262
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	196
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2031	400	402
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2032	345	345
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2040	1,000	926
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2037	2,280	2,354
Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,876
Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	15,475	15,942
Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	12,500	12,851
Salem-Keizer School District No. 24J GO	5.000%	6/15/2038	10,000	10,263
Seaside School District No. 10 GO	5.000%	6/15/2034	3,475	3,531
Seaside School District No. 10 GO	5.000%	6/15/2035	2,000	2,030

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seaside School District No. 10 GO	5.000%	6/15/2036	2,500	2,536
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,360	1,402
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2039	1,665	1,681
University of Oregon College & University Revenue	5.000%	4/1/2045	3,585	3,820
University of Oregon College & University Revenue	5.000%	4/1/2046	4,170	4,413
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2031	5,460	5,563
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2032	4,115	4,190
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2035	4,000	4,065
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2037	4,205	4,267
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2039	4,475	4,637
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2042	6,000	6,433
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2043	5,000	5,335
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	6,330	6,695
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,065	1,111
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	10,560	10,730
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	12,120	12,306
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	2,442	1,544
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	5,500	3,485
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	5,500	3,292
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	7,100	4,243
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	7,500	4,219
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,750	4,114
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	6,500	3,250
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	5,000	2,358
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2043	3,600	1,597
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2044	5,000	2,082
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	5,000	1,958
				856,288
Pennsylvania (3.8%)
Abington School District GO	4.000%	10/1/2038	5,000	4,777
Abington School District GO	4.000%	10/1/2039	2,500	2,352
Adams County General Authority College & University Revenue	5.000%	8/15/2031	715	762
Adams County General Authority College & University Revenue	5.000%	8/15/2032	755	809
Adams County General Authority College & University Revenue	5.000%	8/15/2033	1,100	1,153
Adams County General Authority College & University Revenue	5.000%	8/15/2034	935	1,015
Adams County General Authority College & University Revenue	5.000%	8/15/2037	1,085	1,153
Adams County General Authority College & University Revenue	5.000%	8/15/2038	1,140	1,203
Adams County General Authority College & University Revenue	5.000%	8/15/2041	1,225	1,278
Adams County General Authority College & University Revenue	5.000%	8/15/2042	1,390	1,446
Adams County General Authority College & University Revenue	5.000%	8/15/2044	850	877
Adams County General Authority College & University Revenue	5.000%	8/15/2045	750	770
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	990	984
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	950	947
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2032	1,000	990
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2033	700	699
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2035	550	542
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,000	1,892
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	15,000	15,189
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	8,040	8,289
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	9,385	9,647
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	7,000	7,181
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,110	6,417
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	11,000	11,243
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	10,000	10,208
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	14,260	14,540
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	5,250	5,470
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	14,500	14,760
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	6,790	6,726
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	11,000	11,176
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	2,595	2,545
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,774
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,095	2,023
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	14,500	13,876
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,360	2,223
Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	3,030	3,164
Allegheny County PA GO	5.000%	11/1/2043	2,250	2,302
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	378
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	540	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2034	830	844
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2034	750	819
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2035	400	403
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2035	750	814
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2036	625	676
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2037	600	599
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2037	860	925
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2038	750	748
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2038	1,000	1,071
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	705	751
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,062
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	16,380	16,126
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,245	1,310
[2]	Allentown City School District GO	5.000%	2/1/2029	3,150	3,300
[2]	Allentown City School District GO	5.000%	2/1/2030	4,275	4,504
[2]	Allentown City School District GO	5.000%	2/1/2033	5,000	5,231
[2]	Allentown City School District GO	5.000%	6/1/2033	1,545	1,547
[2]	Allentown City School District GO	5.000%	6/1/2034	2,000	2,003
[2]	Allentown City School District GO	4.000%	2/1/2035	2,500	2,510
[2]	Allentown City School District GO	5.000%	2/1/2037	2,550	2,645
[2]	Allentown City School District GO	5.000%	6/1/2037	1,500	1,502
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2029	1,450	1,513
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	1,450	1,527
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2031	2,830	3,002
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2032	3,345	3,569
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	2,550	2,714
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	1,915	2,027
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	2,700	2,845
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	1,000	1,048
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,010	10,274
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	1,240	1,255
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	1,130	1,162
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	3,285	3,337
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	7,565	7,654
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,529
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	12,205	12,549
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/2042	20,670	20,864
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2031	3,545	3,419
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2032	3,665	3,486
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2033	3,765	3,520
	Bellefonte Area School District GO	5.000%	5/15/2042	1,365	1,425
	Bellefonte Area School District GO	5.000%	5/15/2043	2,215	2,307
	Bellefonte Area School District GO	5.000%	5/15/2044	2,000	2,081
[2]	Bensalem Township School District GO	5.000%	6/1/2035	1,250	1,366
[2]	Bensalem Township School District GO	5.000%	6/1/2036	1,200	1,304
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/2026	470	461
[1]	Bermudian Springs School District GO	5.000%	5/1/2031	1,955	1,983
	Bethel Park School District GO	5.000%	8/1/2032	460	503
	Bethel Park School District GO	5.000%	8/1/2033	385	424
	Bethel Park School District GO	4.000%	8/1/2035	1,760	1,779
	Bethel Park School District GO	4.000%	8/1/2036	1,500	1,508
[2]	Bethlehem Area School District GO	5.000%	10/1/2036	350	375
[2]	Bethlehem Area School District GO	5.000%	10/1/2037	500	534
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	6,035	5,848
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2036	1,055	1,093
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2038	1,160	1,189
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2042	1,410	1,410
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2043	1,480	1,476
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2044	1,555	1,543
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	475	476
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	589
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	794
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	835
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2031	1,825	1,838
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2032	1,915	1,919
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2029	300	311
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2031	1,300	1,367
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2032	2,055	2,152
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	3,050	3,185
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	1,500	1,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2035	1,250	1,298
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2036	1,350	1,394
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2037	1,000	1,030
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2041	1,275	1,290
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	4,835	4,241
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2044	1,690	1,520
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2026	1,000	1,007
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2027	570	586
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2029	1,000	1,027
[1]	Butler Area School District GO	5.000%	10/1/2031	600	649
[1]	Butler Area School District GO	5.000%	10/1/2033	725	797
[1]	Butler Area School District GO	5.000%	10/1/2034	600	663
[1]	Butler Area School District GO	5.000%	10/1/2036	850	929
[1]	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2032	1,225	1,334
	Capital Region Water Revenue	5.000%	7/15/2027	1,075	1,096
	Capital Region Water Revenue	5.000%	7/15/2028	1,500	1,558
	Centennial School District Bucks County GO	5.000%	12/15/2032	1,235	1,305
	Centennial School District Bucks County GO	5.000%	12/15/2037	1,555	1,626
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,350	1,374
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,100	2,131
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,000	934
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	1,465	1,429
[4]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/2039	1,325	1,200
[4]	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2032	2,385	2,335
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2032	1,820	1,946
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2033	2,960	3,154
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2034	3,110	3,300
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2035	3,265	3,448
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2036	3,430	3,611
	Chester County IDA Recreational Revenue	4.000%	12/1/2040	2,500	2,450
	Chester County IDA Recreational Revenue	4.000%	12/1/2041	2,740	2,682
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	5,530	5,658
	Chester Upland School District GO	6.200%	10/1/2042	20,275	22,226
	Clairton Municipal Authority Sewer Revenue	5.000%	12/1/2030	1,000	1,049
[2]	Coatesville School District GO	0.000%	10/1/2034	1,530	1,080
[2]	Coatesville School District GO	0.000%	10/1/2036	4,000	2,511
[2]	Coatesville School District GO	4.250%	11/15/2039	10,195	10,134
[1]	Coatesville School District GO	5.250%	11/15/2040	2,450	2,608
[1]	Coatesville School District GO	5.250%	11/15/2041	2,600	2,772
[1]	Coatesville School District GO	5.250%	11/15/2042	1,700	1,805
[1]	Coatesville School District GO	5.250%	11/15/2043	1,000	1,055
	Colonial School District GO	5.000%	2/15/2036	1,000	1,009
	Colonial School District GO	5.000%	2/15/2037	1,015	1,023
	Colonial School District GO	5.000%	2/15/2038	1,560	1,572
	Colonial School District GO	5.000%	2/15/2039	1,350	1,360
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	1,000	1,017
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2028	1,000	1,037
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2029	1,000	1,054
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,440	4,520
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	12,235	12,702
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,875	1,930
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,600	6,783
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	6,615	6,284
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	15,000	15,027
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	24,500	24,566
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	35,000	36,648
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	35,000	37,776
	Commonwealth of Pennsylvania GO	5.000%	4/1/2031	15,000	16,294
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	20,390	22,259
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	25,000	27,518
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	40,000	40,342
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	33,000	33,244
	Commonwealth of Pennsylvania GO	3.000%	5/15/2034	2,450	2,299
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	22,000	23,996
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	7,870	7,279
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	32,500	35,302
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	14,000	14,033
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	5,500	4,999
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	8,000	8,006
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	17,440	17,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	1,725	1,347
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	10,000	7,595
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	11,500	8,480
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	28,450	20,529
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	26,600	18,680
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	14,000	13,558
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	13,500	13,027
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	11,655	12,561
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	14,695	14,115
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	17,950	17,196
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,625	27,351
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,625	27,217
	Conestoga Valley School District GO	4.000%	2/1/2039	5	5
	Council Rock School District GO	2.000%	8/15/2040	3,730	2,579
	Council Rock School District GO	2.000%	8/15/2041	2,645	1,782
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,705	1,796
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	2,050	1,949
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,000	1,743
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,155	6,416
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	420	439
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	510	538
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2034	1,675	1,779
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2035	1,760	1,868
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.250%	6/1/2044	4,310	4,429
	Dallastown Area School District GO	5.000%	3/15/2044	1,000	1,046
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2030	2,800	1,540
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	1,800	990
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,000	1,650
	Dauphin County PA GO	5.000%	11/15/2041	1,730	1,825
	Dauphin County PA GO	5.000%	11/15/2042	3,880	4,090
	Dauphin County PA GO	5.000%	11/15/2043	2,000	2,098
	Delaware County Authority College & University Revenue	5.000%	10/1/2030	2,400	2,400
	Delaware County Authority College & University Revenue	4.000%	12/1/2031	1,000	1,002
	Delaware County PA GO	5.000%	8/1/2037	345	373
	Delaware County PA GO	5.000%	8/1/2038	460	492
	Delaware County PA GO	5.000%	8/1/2042	1,475	1,551
	Delaware County PA GO	5.000%	8/1/2043	1,850	1,952
	Delaware County PA GO	5.000%	8/1/2044	1,390	1,459
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2030	2,035	2,074
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	2,250	2,519
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	4,315	4,830
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	2,400	2,687
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	6,100	5,793
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	2,000	2,029
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	5,000	5,036
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	1,590	1,588
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	6,620	6,545
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,148
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	970	980
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	2,950	2,958
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2037	1,060	1,058
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2038	1,575	1,558
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2038	6,025	5,963
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	1,000	969
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2043	145	119
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2043	1,330	1,278
	East Lycoming School District GO	4.000%	9/15/2039	680	668
	East Lycoming School District GO	4.000%	9/15/2040	1,000	986
	Easton Area School District GO	4.000%	4/1/2027	945	953
	Easton Area School District GO	5.000%	4/1/2028	825	826
	Easton Area School District GO	4.000%	4/1/2030	2,300	2,300
	Easton Area School District GO	5.000%	2/1/2031	3,500	3,568
	Easton Area School District GO	4.000%	4/1/2032	890	894
	Easton Area School District GO	4.000%	4/1/2033	695	697
[2]	Fairview School District GO	3.000%	9/15/2034	650	601
[2]	Fairview School District GO	3.000%	9/15/2036	500	449
[2]	Fairview School District GO	3.000%	9/15/2037	500	440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fairview School District GO	3.000%	9/15/2038	1,000	856
[12]	Freddie Mac Pool	3.500%	8/1/2041	11,254	9,838
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2034	2,430	2,254
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2037	3,030	2,674
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	2,585	2,226
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,245	1,050
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	8,745	9,176
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	17,835	17,055
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	27,795	29,159
	General Authority of Southcentral Pennsylvania College & University Revenue (AICUP Financing Program - York College Program)	3.375%	11/1/2037	1,400	1,171
[1]	Harrisburg School District GO	5.000%	11/15/2026	4,560	4,589
[1]	Harrisburg School District GO	5.000%	11/15/2027	1,410	1,448
	Haverford Township School District GO	3.000%	3/1/2035	3,925	3,613
[1]	Hempfield Area School District GO	5.000%	3/15/2042	14,000	14,623
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	292
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	342
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,245	1,304
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	521
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2028	800	817
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	450	459
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2030	430	438
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,730	6,735
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,430	1,433
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,385	1,388
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	2,635	2,665
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,000	3,006
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,000	3,005
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	800	824
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,200	1,233
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,250	1,281
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,500	2,559
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,023
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	5,985	6,098
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2037	3,000	2,998
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2042	5,000	4,710
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2029	985	999
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2030	400	405
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2031	500	505
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2027	225	228
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2028	200	205
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2029	190	197
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2030	200	209
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2031	210	221
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2032	310	327
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2033	400	423
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2034	545	577
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/2035	1,825	1,814
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	1,000	1,019
[2]	Lancaster PA GO	5.000%	11/1/2034	1,890	2,037
[2]	Lancaster School District GO	5.000%	6/1/2030	250	268
[2]	Lancaster School District GO	5.000%	6/1/2031	250	271
[2]	Lancaster School District GO	5.000%	6/1/2032	375	411
[2]	Lancaster School District GO	5.000%	6/1/2042	1,705	1,801
[2]	Lancaster School District GO	5.000%	6/1/2043	1,065	1,120
[2]	Lancaster School District GO	5.000%	6/1/2044	1,210	1,267
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	160	164
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	200	205
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	755	782
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	415	389
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	425	393
	Latrobe IDA College & University Revenue	5.000%	3/1/2036	1,400	1,433
	Latrobe IDA College & University Revenue	4.000%	3/1/2037	245	222
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	225	201
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	250	210
	Latrobe IDA College & University Revenue	5.250%	3/1/2041	2,435	2,414
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	535	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,655	3,594
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,485	5,374
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	10,485	10,233
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2044	1,105	1,071
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	1,265	1,077
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,065	2,133
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,200	2,121
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,910	2,996
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	8,870	9,688
[1]	Luzerne County PA GO	5.000%	12/15/2026	1,000	1,008
[1]	Luzerne County PA GO	5.000%	12/15/2026	500	504
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	514
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	514
	Manheim Central School District GO	4.000%	5/1/2036	825	819
[2]	Middletown Area School District GO	5.000%	3/1/2039	1,670	1,763
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,000	2,120
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	520	554
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,200	1,284
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	810	874
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,094
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	725	796
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	1,000	975
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,000	1,848
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,050	2,053
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,165	2,209
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,040	4,179
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	7,205	7,435
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	4,665	4,806
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,000	1,063
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	1,160	1,135
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	3,000	2,907
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,875	2,736
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	3,250	3,058
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	2,170	2,020
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	3,125	2,870
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2042	2,250	2,046
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2027	2,010	2,051
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	2,020	2,091
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2029	3,120	3,265
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	1,520	1,584
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	4,500	4,677
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	4,790	4,949
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	3,000	2,993
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	1,975
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,500	1,452
	Montgomery County PA GO	5.000%	10/1/2039	6,165	6,501
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,868
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2027	1,385	1,413
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2028	1,455	1,483
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	400	401
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,785	6,969
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	32,900	33,507
	Moon Area School District GO	5.000%	5/15/2043	1,000	1,034
	Moon Area School District GO	5.000%	5/15/2044	1,000	1,031
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	4,835	4,839
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	11,790	11,797
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	1,515	1,558
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2033	1,145	1,177
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2034	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2035	1,000	1,025
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2036	1,250	1,279
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2037	2,420	2,470
	Norristown Area School District GO	5.000%	10/1/2039	875	929
	Norristown Area School District GO	5.000%	10/1/2040	550	581
	Norristown Area School District GO	5.000%	10/1/2044	1,200	1,254
	Norristown Area School District GO	5.000%	10/1/2045	1,200	1,249
	North Allegheny School District GO	4.000%	5/1/2034	1,020	1,028
	North Allegheny School District GO	4.000%	5/1/2035	1,015	1,021
	North Allegheny School District GO	4.000%	5/1/2036	760	763
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2033	2,000	2,232
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,175	3,178
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	5,205	5,210
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	7,720	7,726
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,130	8,136
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	10,000	9,419
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,195	1,193
	Olentangy Local School District GO	5.000%	3/15/2042	1,500	1,581
	Penn Delco School District GO	3.000%	6/1/2032	600	574
	Penn Delco School District GO	3.000%	6/1/2033	600	567
	Penn Delco School District GO	3.000%	6/1/2034	830	772
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2040	1,270	1,297
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2045	2,125	2,054
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2043	1,000	1,061
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2043	3,640	3,872
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2044	1,325	1,398
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2045	3,280	3,455
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,001
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	7,140	7,145
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	5,300	5,330
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,130	4,235
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	3,325	3,436
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	350	367
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	9,000	9,020
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,480	1,553
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,885	2,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,500	2,656
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	450	478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	525	558
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,280	1,370
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,000	2,117
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	5,000	5,346
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,233
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,840	1,931
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	5,000	4,996
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2036	15,000	16,416
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2036	1,300	1,370
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	4,000	3,901
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	1,700	1,651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2037	1,400	1,348
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	6,700	7,165
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	3,550	3,335
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,670	1,567
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,000	939
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	2,950	2,743
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	4,195	3,877
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	1,300	1,204
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	2,000	1,852
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	1,300	1,200
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	1,000	920
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,195	1,996
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	3,200	3,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	4,220	3,128
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2046	3,610	3,714
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	15,715	16,514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	30,755	32,884
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	68,360	73,648
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2027	3,010	3,094
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.000%	1/1/2042	1,550	1,463
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2043	1,000	965
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2044	1,500	1,440
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	12,845	12,739
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	14,000	11,780
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,000	1,012
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2032	7,110	7,103
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	8,370	8,330
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	9,000	9,512
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	1,155	1,155
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2038	9,950	10,313
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2039	5,640	5,825
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,510	1,546
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,059
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,280	1,304
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,100	1,183
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	6,500	6,519
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	5,000	5,010
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,245	1,247
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,235	2,418
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,175	1,259
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,225	1,183
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,400	1,493
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	2,890	3,061
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	4,415	4,635
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,585	1,523
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	2,500	2,636
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	10,615	11,128
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,575	3,296
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	3,000	3,120
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	8,000	8,268
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	8/3/2026	77,165	77,165
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	500	522
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	100	105
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	1,750	1,839
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	500	529
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	7,415	7,214
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2037	750	792
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2037	12,000	11,785
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2037	1,085	1,142
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	6,500	6,595
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	10,500	8,173
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	10/1/2041	1,930	1,846
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,440	2,384
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2041	1,920	1,888
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	9,035	9,291
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,305	4,393
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2043	3,485	3,405
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	10,000	9,838
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.850%	8/1/2045	3,700	3,598
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	5,525	5,454
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,265	3,149
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	7,350	7,424
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	4,025	4,148
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	22,743	23,804
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	6,690	7,027
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	5,780	6,185
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	11,495	12,290
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	11,013	12,276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,658	8,571
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	4,270	4,710
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	4,980	5,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	650	640
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,910	2,895
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,785	2,771
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	8,812	8,812
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	1,350	1,352
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	4,400	4,484
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	5,000	5,542
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	5,000	5,502
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	3,250	3,548
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	3,000	3,260
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	6,250	6,759
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	3,100	3,141
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	5,310	5,680
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,000	2,154
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	4,640	4,947
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	3,500	3,755
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	2,685	2,767
	Pennsylvania State University College & University Revenue	5.000%	9/1/2044	2,505	2,659
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	1,270	1,294
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	5,085	5,180
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	1,230	1,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,775	1,806
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	9,365	9,528
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	2,180	2,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,340	1,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,330	1,367
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,810	2,881
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,820	2,895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	7,070	7,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	3,095	3,174
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	10,000	10,992
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	3,250	3,448
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	20,000	22,093
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	12,030	13,313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	4,500	4,686
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,250	1,333
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,328
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	6,695	7,286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,500	1,532
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	3,970	4,049
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	15,075	15,796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,350	1,430
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	2,000	2,159
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,110	1,148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	12,640	13,205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,375	6,484
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	2,320	2,449
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,420	9,294
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,000	8,830
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,000	2,058
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	1,100	1,169
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	3,340	3,636
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,650	2,616
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	5,800	5,726
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,000	1,937
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	5,000	5,244
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,370	1,447
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,400	2,605
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,640	1,760
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,705	1,844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,860	5,182
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,910	5,330
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	6,750	6,622
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,000	1,919
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,425	1,498
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	6,585	7,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,465	4,831
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	6,415	6,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,750	1,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	880	931
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,415	1,525
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,800	1,941
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2042	5,730	2,575
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	1,000	805
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,540	2,416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,050	2,078
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,740	3,995
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	11,000	11,749
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,770	1,867
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,220	1,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,500	1,611
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	2,200	2,127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,950	3,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	10,050	10,690
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,550	1,631
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,885	2,015
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,000	2,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,180	1,218
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,000	1,035
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,945	3,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	3,655	3,883
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,750	2,922
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,670	1,765
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	3,030	3,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,190	2,272
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	11,465	12,515
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2026	1,475	1,486
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	2,930	2,869
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2039	5,000	4,842
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,500	1,505
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,035
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	3,500	3,557
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,125	1,217
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,360	1,471
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	6,820	6,927
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,000	2,183
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	1,825	2,005
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	2,500	2,746
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,875	2,915
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,595	1,616
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	770	780
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,400	1,416
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	3,675	3,832
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,360	1,449
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,860	4,028
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	2,000	2,104
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2043	2,140	2,319
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	6,885	6,954
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,670	3,705
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,345	1,356
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,775	3,806
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,000	5,032
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,495	2,508
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	7,000	7,024
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,670	2,836
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,056
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	1,892
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2034	1,885	1,867
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2039	1,725	1,714
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	400	394
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2032	1,575	1,576
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/2032	560	572
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	750	744
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	750	725
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2030	490	499
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	620	618
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2028	420	427
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2029	220	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2030	145	147
	Philadelphia IDA College & University Revenue	5.000%	11/1/2028	2,455	2,551
	Philadelphia IDA College & University Revenue	5.000%	11/1/2029	2,730	2,872
	Philadelphia IDA College & University Revenue	5.000%	11/1/2030	4,275	4,479
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,650	2,769
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,850	2,970
	Philadelphia IDA College & University Revenue	5.000%	11/1/2033	5,250	5,461
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,750	2,743
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,875	1,862
	Philadelphia IDA College & University Revenue	4.000%	11/1/2039	8,160	7,870
	Philadelphia IDA College & University Revenue	4.000%	11/1/2040	8,715	8,279
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	325	333
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	350
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	517
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	3,320	3,529
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	1,270	1,271
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	965	981
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,010	1,027
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,900	1,930
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	3,830	3,887
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,851
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	6,220	6,199
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	3,000	3,015
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,075	1,062
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	5,230	5,252
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2032	1,250	1,285
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,450	2,446
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	1,455	1,452
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	1,265	1,252
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	7,135	6,995
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	9,160	8,886
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,915
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	5,000	4,742
	Philadelphia PA GO	4.000%	5/1/2038	7,045	6,984
	Philadelphia PA GO	4.000%	5/1/2039	3,450	3,371
	Philadelphia PA GO	4.000%	5/1/2040	12,800	12,310
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2027	3,875	3,974
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2027	1,585	1,628
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	13,285	14,509
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2032	7,220	7,968
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2033	6,000	6,686
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2034	7,500	8,001
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2035	1,315	1,425
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	5,000	5,638
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	4,195	4,234
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2035	13,390	14,230
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2036	1,350	1,454
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2036	3,640	3,646
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2036	14,075	14,890
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2036	1,550	1,641
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	12,500	13,168
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	250	257
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2037	1,770	1,866
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2038	2,040	2,019
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2038	13,000	13,640
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	2,200	2,309
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2039	3,860	4,095
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2039	5,955	5,887
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	5,000	5,226
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2039	2,725	2,850
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2040	4,535	4,796
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2040	8,465	8,176
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	5,000	5,215
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2040	6,000	6,262
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	2,285	2,450
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,150	3,369
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	2,910	3,100
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	2,500	2,547
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2044	3,250	3,447
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	5,000	5,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,260	2,374
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	2,665	2,790
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,810	1,891
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	6,615	7,035
	Pittsburgh PA GO	5.000%	9/1/2041	375	395
	Pittsburgh PA GO	5.000%	9/1/2043	525	550
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2031	1,000	1,057
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2035	1,755	1,836
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2036	2,000	2,087
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2037	2,275	2,368
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2038	2,250	2,338
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2039	2,000	2,072
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	2,960	3,040
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.170%	8/3/2026	22,515	22,515
[4,5]	Public Finance Authority Revenue TOB VRDO	2.220%	8/6/2026	5,200	5,200
[1]	Reading School District GO	5.000%	3/1/2036	1,250	1,260
[2]	Ridley School District GO	3.000%	11/15/2038	3,820	3,399
[1]	River Valley PA School District GO	4.000%	3/15/2029	1,470	1,502
[1]	River Valley PA School District GO	4.000%	3/15/2030	1,610	1,652
[1]	River Valley PA School District GO	4.000%	3/15/2032	1,740	1,773
[1]	River Valley PA School District GO	4.000%	3/15/2034	1,880	1,904
[1]	River Valley PA School District GO	4.000%	3/15/2035	1,955	1,972
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2039	2,170	2,332
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2040	2,285	2,451
	School District of Philadelphia GO	5.000%	9/1/2026	2,295	2,298
	School District of Philadelphia GO	5.000%	9/1/2029	2,010	2,124
	School District of Philadelphia GO	5.000%	9/1/2030	3,225	3,398
	School District of Philadelphia GO	5.000%	9/1/2031	4,100	4,310
	School District of Philadelphia GO	5.000%	9/1/2032	5,485	5,752
	School District of Philadelphia GO	5.000%	9/1/2033	1,500	1,570
	School District of Philadelphia GO	5.000%	9/1/2033	1,000	1,075
	School District of Philadelphia GO	4.000%	9/1/2036	2,960	2,961
	School District of Philadelphia GO	5.000%	9/1/2036	1,000	1,027
	School District of Philadelphia GO	5.250%	9/1/2036	1,000	1,096
	School District of Philadelphia GO	5.000%	9/1/2037	2,000	2,051
	School District of Philadelphia GO	5.250%	9/1/2037	2,000	2,178
	School District of Philadelphia GO	5.000%	9/1/2038	1,000	1,024
	School District of Philadelphia GO	5.250%	9/1/2038	1,400	1,516
	School District of Philadelphia GO	4.000%	9/1/2039	4,520	4,390
	School District of Philadelphia GO	5.000%	9/1/2039	1,000	1,082
	School District of Philadelphia GO	5.250%	9/1/2039	5,000	5,373
	School District of Philadelphia GO	5.250%	9/1/2040	11,665	12,510
	School District of Philadelphia GO	5.000%	9/1/2043	1,755	1,865
	School District of Philadelphia GO	5.000%	9/1/2044	2,000	2,046
	School District of Philadelphia GO	5.000%	9/1/2044	1,250	1,321
	School District of Philadelphia GO	5.000%	9/1/2045	1,450	1,526
	School District of Philadelphia GO	5.000%	9/1/2046	1,560	1,630
	School District of Philadelphia GO	5.000%	9/1/2047	1,150	1,193
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,744
	Scranton PA School District GO	5.000%	12/1/2031	1,730	1,853
	Scranton PA School District GO	4.000%	12/1/2041	1,750	1,715
	Scranton PA School District GO	4.125%	12/1/2043	1,450	1,422
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	400	415
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	650	704
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	680	739
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2035	735	799
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2036	2,290	2,476
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	2,000	2,154
[17]	Shaler Area PA School District GO	0.000%	9/1/2031	5,000	4,074
[17]	Shaler Area PA School District GO	0.000%	9/1/2032	6,195	4,820
	Souderton Area School District GO	4.000%	9/1/2032	1,115	1,132
	Southcentral Pennsylvania General Authority College & University Revenue (Aicup Financing Program - York College Program)	5.000%	5/1/2045	1,610	1,637
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	13,945	15,141
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,750	1,794
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	325	332
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2028	205	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2032	230	247
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2033	270	292
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	790	839
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	265	287
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2039	1,000	971
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2040	1,000	965
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	15,000	15,290
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	8,440	8,485
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,400	8,445
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2036	5,895	5,921
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/2027	600	604
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2035	3,195	3,301
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2036	3,360	3,465
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2037	2,530	2,606
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2038	2,460	2,529
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2040	1,930	2,068
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	9,000	9,981
	Tredyffrin Easttown School District GO	5.000%	2/15/2041	1,000	1,057
[1]	Trinity Area School District GO	4.000%	11/1/2039	1,750	1,696
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	3.375%	11/1/2036	2,000	1,752
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	855	845
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	5,945	5,931
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2034	5,000	5,011
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	10,000	10,013
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2036	5,000	5,074
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	2,500	2,621
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	674
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	700	696
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2029	1,460	1,444
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,520	1,492
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,580	1,538
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	6,110	5,191
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	330	334
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	400	409
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2029	700	720
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2030	550	568
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,400	1,304
[2]	William Penn School District GO	3.000%	11/15/2039	1,000	854
	Wilson School District GO	5.000%	5/15/2037	800	866
	Wilson School District GO	5.000%	5/15/2040	1,000	1,061
	Wilson School District GO	5.000%	5/15/2041	1,150	1,214
[2]	Woodland Hills School District GO	4.000%	9/1/2037	730	723
[2]	Woodland Hills School District GO	4.000%	9/1/2038	1,395	1,370
[2]	Woodland Hills School District GO	4.000%	9/1/2039	1,455	1,419
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,405	4,487
					3,341,328
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	10,315	10,520
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	101,236	106,888
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	80,718	87,102
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	85,535	62,099
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	108,211	108,209
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	54,825	54,332
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	27,238	26,617
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	41,469	38,850
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	8,600	8,862
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,740	1,794
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	7,690	8,031
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,295	2,395
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	22,235	23,433
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	19,135	20,216
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	26,620	28,312
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	21,770	22,645
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,295	14,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,250	1,302
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,275	14,979
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	12,940	12,404
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	21,350	20,465
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	4,735	4,840
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,115	1,143
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	225	233
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,198
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,420	1,486
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,555	2,648
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	485	500
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	145	149
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	235	220
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	800	743
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	225	206
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	230	203
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	45	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue (Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/2026	3,290	3,297
[1]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/2026	1,000	1,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	9,916	9,636
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	46,418	42,073
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	33,761	28,583
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,093	924
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	50,397	39,336
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	182,235	177,933
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,169	2,118
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	8,165	7,972
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	1,000	990
					1,001,858
Rhode Island (0.2%)
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2043	1,000	1,043
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2044	2,550	2,644
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2045	2,175	2,247
[1]	Pawtucket RI GO	5.000%	11/1/2037	700	756
[1]	Pawtucket RI GO	5.000%	11/1/2038	475	510
[1]	Pawtucket RI GO	5.000%	11/1/2039	635	677
[1]	Pawtucket RI GO	5.000%	11/1/2040	500	531
[1]	Pawtucket RI GO	5.000%	11/1/2041	550	583
[1]	Pawtucket RI GO	5.000%	11/1/2042	750	794
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2036	5,000	5,150
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2037	3,000	3,084
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2031	700	748
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2032	1,250	1,344
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2034	1,325	1,437
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2035	1,900	2,047
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	2,570	2,749
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	1,250	1,330
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2038	1,500	1,585
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2039	1,500	1,570
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2041	1,000	1,060
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2042	1,275	1,347
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2043	1,000	1,054
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2039	6,760	7,240
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2028	515	516
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	650	651
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2035	1,575	1,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island GO	3.000%	5/1/2032	8,170	7,883
	Rhode Island GO	3.000%	5/1/2033	8,420	8,046
	Rhode Island GO	5.000%	5/1/2038	2,000	2,213
	Rhode Island GO	5.000%	5/1/2039	6,795	7,456
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2027	2,000	2,005
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2033	440	473
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	100	107
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	465	497
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2035	500	532
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2037	675	659
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2038	400	419
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2039	770	804
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	805	748
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,000	5,002
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	4,545	4,834
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	3,000	3,000
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	15,565	16,690
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	1,950	2,073
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	2,500	2,611
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	1,000	1,040
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	1,215	1,252
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	1,665	1,707
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2032	500	547
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2033	500	550
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2035	3,000	3,041
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2035	730	803
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2036	800	874
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2037	3,480	3,497
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,205	1,309
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,300	1,403
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/2039	1,090	924
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2039	5,000	4,951
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2039	800	856
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,400	1,488
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2041	2,500	2,444
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	1,500	1,586
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2042	3,195	3,074
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	1,535	1,620
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2043	3,340	3,168
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	1,100	1,159
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2044	2,985	2,799
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,130	1,189
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2033	2,125	2,168
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2034	3,355	3,412
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2035	2,685	2,722
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2036	2,870	2,897
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2039	8,430	8,348
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2040	1,230	1,208
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2041	3,000	2,933
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2032	250	265
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2033	300	319
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2034	700	744
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2035	500	531
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2036	500	527
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2037	375	393
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2038	350	363
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2039	350	361
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2040	350	358
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2045	1,500	1,511
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2039	1,375	1,356
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2040	1,435	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/2044	750	780
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,005	1,009
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	1,410	1,411
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	7,680	7,589
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	3,965	3,896
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,295	4,722
					202,835
South Carolina (1.2%)
	Anderson County SC School District No.1 GO	3.000%	3/1/2041	5,000	4,125
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,049
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2035	750	785
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2036	1,140	1,189
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2037	905	942
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2038	800	830
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2029	620	658
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,128
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,905
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2041	3,900	3,969
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/2039	2,510	2,694
	Clover School District No. 2 GO	5.000%	3/1/2038	6,820	7,394
	Clover School District No. 2 GO	5.000%	3/1/2039	7,170	7,724
	Clover School District No. 2 GO	5.000%	3/1/2044	4,180	4,407
	Clover School District No. 2 GO	5.000%	3/1/2045	4,605	4,837
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2030	1,000	1,005
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2031	1,060	1,064
	Dorchester County SC Special Assessment Revenue	4.500%	10/1/2033	415	411
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2032	450	498
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	460	514
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	243
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	241
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	286
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	5,000	5,199
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/2033	4,120	3,909
	Fort Mill School District No. 4 GO	3.125%	3/1/2033	5,155	4,953
[4]	Goose Creek SC Special Assessment Revenue	5.250%	10/1/2045	1,000	1,012
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2034	650	662
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2035	650	659
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2036	600	606
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2037	600	601
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2039	750	735
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2040	1,000	835
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	2,400	2,431
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	850	911
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,421
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,140	1,217
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	920	932
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	5,010	5,012
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	940	945
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	4,030	3,985
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	155	154
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	6,830	6,327
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	6,425	5,949
	Horry County SC School District GO	5.000%	3/1/2028	10,120	10,487
	Horry County SC School District GO	5.000%	3/1/2030	11,230	12,055
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2031	800	858
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2032	1,000	1,069
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2033	1,100	1,173
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2034	1,125	1,196
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2035	650	689
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2036	875	924
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2037	1,175	1,236
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2039	1,100	1,149
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,100	1,142
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2042	1,685	1,746
	Lancaster County SC School District GO	4.000%	3/1/2030	4,860	4,888
	Lancaster County SC School District GO	4.000%	3/1/2031	7,190	7,228
	Lancaster County SC School District GO	4.000%	3/1/2032	6,135	6,163
	Lancaster County SC School District GO	4.000%	3/1/2033	5,800	5,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County SC School District GO	4.000%	3/1/2034	6,040	6,060
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,090	1,095
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,425	1,460
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,640	1,677
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,525	1,533
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	2,250	2,258
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	3,000	3,003
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,065	5,070
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	11,305	11,315
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2034	1,945	2,100
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2035	2,810	3,021
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2035	1,620	1,737
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2036	2,540	2,719
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2036	2,075	2,215
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2038	2,795	2,954
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2039	4,145	4,370
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2039	2,080	2,188
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2040	4,365	4,585
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2040	2,225	2,332
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	5/15/2041	4,580	4,871
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2041	1,135	1,208
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2043	1,310	1,384
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2044	1,385	1,456
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	5/15/2031	450	484
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2032	500	552
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2035	500	546
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2036	400	434
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2037	425	460
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2037	550	594
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2038	500	539
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2038	525	564
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2039	530	568
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2044	1,000	1,051
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2046	800	833
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2033	1,465	1,557
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2034	1,785	1,889
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2035	2,040	2,145
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2036	2,320	2,427
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2037	2,620	2,728
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2038	2,790	2,901
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2039	2,285	2,364
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2040	3,450	3,565
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2041	1,810	1,871
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	79,240	84,253
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	34,290	36,292
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2030	500	528
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2031	250	266
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2032	500	530
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2033	810	856
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2034	1,000	1,053
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2035	725	729
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/2037	500	366
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2038	600	591
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2039	575	559
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2040	600	578
[1,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2031	5,560	4,765
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	4,120	4,142
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	4,695	4,710
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	33,795	33,905
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	14,000	13,980
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	5,000	4,986
	Richland County SC School District No. 2 GO	3.000%	3/1/2033	1,000	963
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,570	1,490
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,485	1,614
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2036	975	1,047
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2037	1,035	1,106
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2038	1,115	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2039	1,125	1,188
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2040	1,000	1,052
	South Carolina GO	5.000%	4/1/2040	3,030	3,232
	South Carolina GO	5.000%	4/1/2041	4,335	4,604
	South Carolina GO	5.000%	4/1/2042	5,160	5,465
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	5.500%	6/1/2035	910	919
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.500%	6/1/2045	2,455	2,498
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2036	5,980	5,166
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	705	724
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	620	637
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	735	753
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	650	666
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	775	791
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	680	694
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2036	810	820
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	855	859
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	740	743
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	895	896
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	775	776
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	945	942
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	810	807
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	1,000	986
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	845	833
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2041	730	707
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	11,180	11,353
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	7,000	7,246
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	870	897
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,100	1,132
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,440	23,165
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	320	331
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,325	1,363
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	435	451
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	2,000	2,052
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	414
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	7,105	7,270
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	7,500	8,069
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	430	442
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,125	1,200
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	18,500	18,880
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	6,000	6,310
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2039	2,900	2,952
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	9,835	10,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,095	1,129
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	9,000	9,583
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,000	4,686
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,745	1,883
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	8,085	8,555
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,215	2,382
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	6,515	6,870
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	2,100	2,247
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	1,000	1,017
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	13,890	14,871
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2028	2,715	2,719
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2029	2,185	2,194
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,665
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,350	2,343
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.000%	12/1/2040	2,200	2,190
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.500%	12/1/2045	850	867
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	12,700	13,547
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	5,975	6,479
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2036	8,470	8,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	4.000%	12/1/2035	28,825	27,983
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	5.000%	12/1/2035	28,770	29,759
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	5,100	5,004
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	3,675	3,923
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	1,025	1,040
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	15,605	15,879
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	2,100	2,115
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	14,045	14,166
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2034	4,000	4,401
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	500	500
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2035	12,080	12,986
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2035	5,500	6,022
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2036	5,785	6,187
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	5,750	5,640
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	16,000	15,694
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	23,915	23,196
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	6,000	6,420
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	14,435	13,709
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	2,130	2,269
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	9,900	7,881
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	3,510	3,323
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	3,000	3,186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5,000	5,309
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	2,590	2,442
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	3,200	3,385
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	15,000	15,455
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,625	3,820
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	6,315	6,655
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	3,000	3,147
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	2,630	2,730
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	2,600	2,602
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	905	906
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	270	270
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	3,265	3,280
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2034	2,375	2,636
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2037	2,750	3,003
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2038	3,375	3,659
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2039	3,580	3,843
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2040	2,000	2,137
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2041	2,250	2,396
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2042	2,250	2,387
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2043	2,500	2,641
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	2,825	2,970
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	4,750	4,994
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2045	2,500	2,616
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	3,500	3,639
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	7,940	8,256
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	1,695	1,409
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.050%	7/1/2041	3,620	3,384
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/2046	375	259
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	555	556
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	485	479
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,080	2,068
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	9,370	9,711
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	9,500	10,507
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	6,585	7,217
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,056	3,076
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,435	2,418
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	15,000	15,610
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,300	2,375
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	500	529
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	500	528
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	535	562
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	500	501
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	1,952
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,050	1,038
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	1,500	1,446
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	3,765	3,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2041	1,245	1,303
					1,067,521
South Dakota (0.2%)
	Clay County SD GO	5.000%	12/1/2038	1,000	1,064
	Lincoln County SD College & University Revenue	5.250%	8/1/2037	2,400	2,479
	Lincoln County SD College & University Revenue	5.250%	8/1/2038	3,000	3,068
	Lincoln County SD College & University Revenue	5.250%	8/1/2039	2,500	2,537
	Lincoln County SD College & University Revenue	5.250%	8/1/2040	1,000	1,013
	South Dakota Conservancy District Water Revenue	5.000%	8/1/2040	1,960	2,050
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,235	4,315
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,735	1,764
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	4,905	4,977
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,000	3,041
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,815	1,841
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	3,640	3,688
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2034	11,985	11,835
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,855	2,890
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	1,685	1,643
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,400	1,354
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,540	2,469
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,250	1,350
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,085	1,165
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,360	1,446
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	450	474
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	2,100	1,959
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	500	525
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	450	471
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	675	702
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	565	584
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	570	586
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	9,785	10,238
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	24,120	25,840
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	22,785	22,784
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,555	1,537
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	4,900	4,821
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,240	2,356
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,685	1,860
	Tea Area School District No. 41-5 GO	5.000%	8/1/2045	1,000	1,039
	Yankton SD School District No. 63-3 GO	5.000%	8/1/2042	1,500	1,598
					133,363
Tennessee (1.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,045	3,193
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,205	2,295
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,000	1,039
[1]	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	11,790	13,019
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,585	1,730
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	740	763
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,005	1,030
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	760	777
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	7,650	8,070
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	3,800	3,988
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2042	13,220	13,784
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2043	13,900	14,457
	Clarksville TN Electric System Electric Power & Light Revenue	5.000%	9/1/2041	1,750	1,885
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,180	1,278
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,610	1,688
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	2,200	2,297
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	2,600	2,704
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	2,915	3,023
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2043	3,715	3,841
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2044	3,000	3,088
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,850	1,916
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,540	1,588
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,360	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,050	976
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	670	684
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	950	976
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2031	5,700	5,704
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,600	2,663
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2032	8,520	8,525
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2033	8,970	8,975
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,035	2,076
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2034	7,505	7,509
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	950	969
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,335	2,378
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/2028	30	31
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,040
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	4,290	4,322
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	200	200
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	6,465	6,618
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	5,360	5,388
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	4,000	4,020
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	6,435	6,463
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,000	2,681
	Knox County TN GO	3.000%	6/1/2036	3,530	3,237
	Knox County TN GO	3.000%	6/1/2039	3,675	3,177
[4]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	9,515	9,386
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,050
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2044	2,235	2,347
	Knoxville TN GO	3.000%	5/1/2037	3,175	2,863
	Knoxville TN GO	3.000%	5/1/2040	3,470	2,932
	Lebanon Special School District GO	5.000%	4/1/2044	1,110	1,131
	Lenoir City TN Electric System Electric Power & Light Revenue	5.000%	6/1/2042	1,650	1,728
	Maury County TN GO	5.000%	4/1/2029	1,275	1,277
	Memphis TN GO	5.000%	4/1/2040	7,120	7,581
	Memphis TN GO	4.000%	5/1/2040	5,280	5,148
	Memphis TN GO	5.000%	4/1/2041	6,000	6,345
	Memphis TN GO	5.000%	4/1/2041	5,815	6,150
	Memphis TN GO	5.000%	4/1/2042	7,120	7,506
	Memphis TN GO	5.000%	4/1/2042	7,260	7,654
	Memphis TN GO	5.000%	4/1/2043	7,115	7,477
	Memphis TN GO	5.000%	4/1/2043	6,600	6,936
	Memphis TN GO	5.000%	4/1/2044	6,600	6,909
	Memphis TN GO	5.000%	4/1/2045	4,620	4,819
	Memphis TN GO	5.000%	10/1/2045	2,350	2,431
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2031	600	655
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2032	855	942
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	2,000	2,138
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,080
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	2,250	2,396
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	1,400	1,506
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	3,705	3,942
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	2,000	2,142
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2044	2,000	2,118
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2045	1,750	1,856
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	4.000%	12/1/2033	1,030	1,039
	Memphis TN Memphis Light Gas & Water Division Water Revenue	4.000%	12/1/2033	1,000	1,009
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2034	2,060	2,060
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2035	1,000	1,060
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2036	930	930
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2036	1,420	1,499
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	2,560	2,667
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2040	2,120	2,203
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2044	3,305	3,490
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2045	3,335	3,502
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,850	1,964
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	997
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	970
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2029	1,000	1,047
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	205	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2036	500	532
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2037	500	528
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2038	400	420
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2043	2,000	2,053
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2044	20,215	21,794
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2045	10,000	10,726
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2029	455	449
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2030	755	741
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	8,790	7,491
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,770	6,057
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	17,350	18,704
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	10,000	10,854
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	6,000	6,545
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,500	3,827
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	3,530	3,815
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	3,000	3,219
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	4,635	4,898
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	4,000	4,209
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	4,550	4,759
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	7,575	7,847
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	720	720
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	2,120	2,118
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	7/1/2030	1,175	1,150
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,580	2,568
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	700	730
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,305	1,377
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	665	701
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,000	1,061
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,735	1,855
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,000	1,077
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2033	755	827
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2034	530	584
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2035	530	581
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2037	1,165	1,262
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2039	465	495
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2040	500	529
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2041	600	631
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2042	900	941
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2043	1,000	1,041
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2044	1,065	1,103
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,645	1,735
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	350	380
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,500	1,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	600	649
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	1,700	1,781
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,170	4,354
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,200	2,289
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	300	319
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,485	2,575
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	600	634
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,100	1,153
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,900	2,051
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,355	1,416
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,400	2,580
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,465	2,650
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	3,150	3,372
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,055	1,129
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,728
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,000	2,130
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	4,000	4,239
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,900	2,014
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2027	1,000	1,018
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	1,000	1,040
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	3,000	3,120
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2029	1,000	1,018
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,210	1,230
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,250	1,271
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	1,040	1,057
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	750	762
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2032	645	655
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2033	1,000	1,015
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2034	1,200	1,217
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2036	1,250	1,266
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,055	1,068
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,000	1,099
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	2,250	2,405
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2043	3,000	3,195
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	1,250	1,325
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2035	14,305	14,634
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	10,390	11,671
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2036	7,250	8,163
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2038	23,025	25,435
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2041	10,000	9,789
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	7,580	7,375
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	33,000	32,106
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	8,750	8,506
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	20,765	20,186
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	2,780	2,676
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	3.000%	7/1/2040	1,095	929
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2029	1,400	1,438
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2030	2,250	2,325
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2032	3,490	2,742
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,450	1,086
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2034	2,600	1,854
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	18,145	19,357
	Sevierville TN GO	5.000%	6/1/2036	3,660	3,844
[4]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/2044	1,250	1,242
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,840	4,117
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	12,735	13,679
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	10,435	11,230
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	11,315	12,189
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	38,090	41,077
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	22,475	24,211
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,750	2,988
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	3,000	3,235
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	12,805	13,323
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,460	2,588
	Shelby County TN GO	4.000%	4/1/2033	6,055	6,157
	Shelby County TN GO	4.000%	4/1/2035	7,200	7,272
	Spring Hill TN GO	5.000%	6/1/2035	2,890	3,101
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	62,225	62,672
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	118,165	123,416
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	49,365	51,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,235	1,237
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	13,925	14,018
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2034	7,045	7,342
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	128,700	133,620
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	73,615	77,194
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	123,905	126,795
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	11,530	12,011
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/2037	1,495	1,373
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,150	3,333
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2037	3,570	3,731
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2039	5,480	5,696
	West Knox Utility District Water Revenue	3.000%	6/1/2037	3,165	2,833
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,040	4,059
	Williamson County TN GO	3.000%	4/1/2036	4,945	4,573
	Williamson County TN GO	3.000%	4/1/2037	5,090	4,624
	Williamson County TN GO	3.000%	4/1/2037	3,375	3,066
	Williamson County TN GO	3.000%	4/1/2038	5,245	4,648
	Williamson County TN GO	3.000%	4/1/2038	3,475	3,080
	Williamson County TN GO	3.000%	4/1/2039	5,400	4,685
					1,486,415
Texas (12.8%)
	Abilene TX GO	4.000%	2/15/2043	1,370	1,284
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,360	3,378
	Alamo Community College District GO	5.000%	2/15/2028	4,000	4,139
	Alamo Community College District GO	5.000%	2/15/2030	3,890	4,157
	Alamo Community College District GO	5.000%	8/15/2034	9,000	9,989
	Alamo Community College District GO	5.000%	8/15/2035	10,000	11,023
	Alamo Community College District GO	5.000%	8/15/2036	10,000	10,958
	Alamo Community College District GO	5.000%	8/15/2037	3,000	3,039
	Alamo Community College District GO	5.000%	8/15/2037	12,685	13,805
	Alamo Community College District GO	5.000%	8/15/2038	8,000	8,656
	Alamo Community College District GO	5.000%	8/15/2039	5,000	5,365
	Alamo Community College District GO	5.000%	8/15/2041	1,000	1,062
	Alamo Community College District GO	5.000%	8/15/2042	2,000	2,117
	Alamo Community College District GO	5.000%	8/15/2043	3,110	3,280
[18]	Alamo Heights Independent School District GO	4.000%	2/1/2030	835	838
[18]	Alamo Heights Independent School District GO	4.000%	2/1/2031	810	813
[18]	Alamo Heights Independent School District GO	5.000%	2/1/2035	1,000	1,118
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2029	3,090	3,094
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2031	3,055	3,059
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2033	3,755	3,759
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2034	3,945	3,949
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2035	4,140	4,144
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2036	4,350	4,354
[18]	Aldine Independent School District GO	5.000%	2/15/2037	1,065	1,090
[18]	Aldine Independent School District GO	5.000%	2/15/2037	3,250	3,552
[18]	Aldine Independent School District GO	5.000%	2/15/2038	2,275	2,471
[18]	Aldine Independent School District GO	5.000%	2/15/2039	10,000	10,765
[18]	Aldine Independent School District GO	5.000%	2/15/2040	2,000	2,137
[18]	Aldine Independent School District GO	5.000%	2/15/2040	1,090	1,165
[18]	Aldine Independent School District GO	5.000%	2/15/2041	3,200	3,393
[18]	Aldine Independent School District GO	5.000%	2/15/2041	1,700	1,802
[18]	Aldine Independent School District GO	5.000%	2/15/2042	1,310	1,385
[18]	Aldine Independent School District GO	5.000%	2/15/2043	3,255	3,434
[18]	Aldine Independent School District GO	5.000%	2/15/2044	4,125	4,340
[18]	Aldine Independent School District GO	5.000%	2/15/2045	1,000	1,005
[18]	Aldine Independent School District GO	5.000%	2/15/2045	1,845	1,952
[18]	Aldine Independent School District GO	5.000%	2/15/2046	2,500	2,628
[18]	Aldine Independent School District GO	5.000%	2/15/2047	6,000	6,263
[18]	Aledo Independent School District GO	5.000%	2/15/2039	1,270	1,338
[18]	Aledo Independent School District GO	5.000%	2/15/2040	2,070	2,166
[18]	Aledo Independent School District GO	5.000%	2/15/2041	2,000	2,086
[18]	Aledo Independent School District GO	5.000%	2/15/2042	1,000	1,039
[18]	Aledo Independent School District GO	5.000%	2/15/2043	3,400	3,530
[18]	Alief Independent School District GO	4.000%	2/15/2029	2,780	2,782
[18]	Alief Independent School District GO	4.000%	2/15/2043	2,470	2,379
[18]	Alief Independent School District GO	4.000%	2/15/2044	2,470	2,358
[18]	Alief Independent School District GO	4.000%	2/15/2045	2,470	2,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen TX GO	5.000%	8/15/2032	750	824
	Allen TX GO	5.000%	8/15/2033	800	886
	Allen TX GO	5.000%	8/15/2036	1,100	1,198
	Allen TX GO	5.000%	8/15/2037	1,155	1,248
	Allen TX GO	5.000%	8/15/2038	1,610	1,730
	Allen TX GO	5.000%	8/15/2040	1,000	1,062
	Allen TX GO	5.000%	8/15/2041	1,250	1,324
	Allen TX GO	5.000%	8/15/2042	1,600	1,690
	Allen TX GO	5.000%	8/15/2043	1,235	1,301
	Allen TX GO	5.000%	8/15/2044	1,200	1,259
[18]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,083
[18]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,093
[18]	Alvin TX Independent School District GO	5.000%	2/15/2034	1,100	1,224
[18]	Alvin TX Independent School District GO	5.000%	2/15/2035	570	632
[18]	Alvin TX Independent School District GO	5.000%	2/15/2036	575	634
[18]	Alvin TX Independent School District GO	5.000%	2/15/2037	700	767
[18]	Alvin TX Independent School District GO	5.000%	2/15/2039	1,085	1,172
[18]	Alvin TX Independent School District GO	5.000%	2/15/2040	650	696
[18]	Alvin TX Independent School District GO	5.000%	2/15/2041	1,250	1,329
[18]	Alvin TX Independent School District GO	5.000%	2/15/2042	2,850	3,014
[18]	Alvin TX Independent School District GO	5.000%	2/15/2043	875	922
[18]	Alvin TX Independent School District GO	5.000%	2/15/2044	450	472
[18]	Alvin TX Independent School District GO	5.000%	2/15/2045	475	496
[1]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/2030	1,205	1,281
[18]	Amarillo Independent School District GO	5.000%	2/1/2043	10,590	10,742
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2041	3,010	2,817
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2042	3,130	2,890
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2043	2,810	2,578
[18]	Andrews Independent School District GO	5.000%	2/15/2029	1,080	1,135
[18]	Angleton Independent School District GO	3.000%	2/15/2036	1,345	1,232
[18]	Angleton Independent School District GO	5.000%	2/15/2039	1,985	2,130
[18]	Angleton Independent School District GO	4.000%	2/15/2040	4,415	4,297
[18]	Angleton Independent School District GO	4.000%	2/15/2044	1,000	942
[4]	Anna TX Special Assessment Revenue	4.000%	9/15/2036	500	481
	Anna TX Special Assessment Revenue	4.500%	9/15/2036	944	924
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,829	4,228
[4]	Anna TX Special Assessment Revenue	5.350%	9/15/2046	1,000	990
	Anna TX Special Assessment Revenue	5.375%	9/15/2046	1,300	1,271
[18]	Aransas County Independent School District GO	5.000%	8/15/2037	1,000	1,064
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	240	245
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	410	413
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	312
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2029	80	79
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	235	247
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	500	508
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	85	83
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	515	523
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	90	87
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2032	310	314
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	380	383
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	330	332
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,600	1,605
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	375	375
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	1,250	1,251
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	170	155
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,100	1,092
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,500	1,489
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	900	884
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,875	1,841
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	470	455
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,625	1,576
	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.750%	8/15/2034	1,780	1,753
	Arlington TX GO	5.000%	8/15/2034	3,795	4,215
	Arlington TX GO	5.000%	8/15/2034	1,170	1,299
	Arlington TX GO	5.000%	8/15/2039	3,790	4,059
	Arlington TX GO	5.000%	8/15/2040	3,790	4,035
	Arlington TX GO	5.000%	8/15/2041	3,790	4,021
	Arlington TX GO	5.000%	8/15/2042	3,790	4,009
[18]	Arlington TX Independent School District GO	4.000%	2/15/2039	1,100	1,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2027	1,345	1,362
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	750	776
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2029	1,000	1,032
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2030	1,000	1,030
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2031	1,565	1,610
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2033	1,700	1,743
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2034	3,000	3,072
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,300	3,375
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,235	3,309
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	4,595	4,693
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	3,850	3,931
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	2,800	2,856
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	4,000	4,079
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2038	5,035	5,127
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	2,375	2,158
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2034	2,035	2,255
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2039	2,170	1,558
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2041	4,400	2,970
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	800	833
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2029	800	843
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2030	2,350	2,497
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	2,700	2,864
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2034	4,065	4,269
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2035	1,500	1,569
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2036	4,280	4,458
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2037	1,600	1,660
[18]	Athens Independent School District GO	5.000%	2/15/2037	1,000	1,100
[18]	Athens Independent School District GO	5.000%	2/15/2038	1,800	1,966
[18]	Athens Independent School District GO	5.000%	2/15/2039	1,720	1,864
[18]	Aubrey Independent School District GO	5.000%	2/15/2039	3,055	3,224
[1]	Aubrey TX GO	5.000%	2/15/2037	1,000	1,079
[1]	Aubrey TX GO	5.000%	2/15/2038	1,180	1,262
[1]	Aubrey TX GO	5.000%	2/15/2039	1,000	1,061
[1]	Aubrey TX GO	3.000%	2/15/2041	2,580	2,144
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2030	235	239
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	250	251
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2037	1,230	1,309
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2040	1,000	1,041
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/2043	1,008	1,031
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2045	1,224	1,255
[4]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	2,455	2,458
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,275	1,231
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.500%	3/1/2043	10,500	10,326
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	1,000	1,057
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2030	1,000	1,069
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2031	1,250	1,349
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2027	2,030	2,036
	Austin Independent School District GO	5.000%	8/1/2029	1,250	1,326
[18]	Austin Independent School District GO	5.000%	8/1/2032	2,000	2,071
[18]	Austin Independent School District GO	5.000%	8/1/2040	6,460	6,838
[18]	Austin Independent School District GO	4.000%	8/1/2043	14,460	13,812
[18]	Austin Independent School District GO	4.000%	8/1/2044	10,390	9,845
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	2,035	2,044
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,200	2,210
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2037	4,500	4,516
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,000	1,003
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2032	1,690	1,781
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	6,035	6,063
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	1,540	1,618
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2034	3,935	3,952
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	3,025	3,037
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	2,040	2,131
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2036	2,060	2,145
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2037	3,010	3,125
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2038	3,520	3,640
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2039	4,750	4,897
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2041	5,000	5,344
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,052
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	4,375	4,476
	Austin TX GO	5.000%	9/1/2036	1,250	1,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX GO	5.000%	9/1/2036	3,500	3,876
	Austin TX GO	5.000%	9/1/2037	2,200	2,418
	Austin TX GO	5.000%	9/1/2037	5,000	5,496
	Austin TX GO	5.000%	9/1/2038	3,000	3,274
	Austin TX GO	5.000%	9/1/2038	5,000	5,457
	Austin TX GO	5.000%	9/1/2039	2,675	2,897
	Austin TX GO	5.000%	9/1/2040	2,000	2,153
	Austin TX GO	5.000%	9/1/2041	2,200	2,359
	Austin TX GO	5.000%	9/1/2042	2,250	2,404
	Austin TX GO	5.000%	9/1/2043	2,850	3,035
[4,5]	Austin TX Housing Finance Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	3,250	3,580
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2034	5,615	5,640
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	3,590	3,912
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	1,000	1,020
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	6,550	7,097
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	2,050	2,088
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,900	7,927
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,940	8,553
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	1,675	1,760
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2038	3,170	3,395
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	2,000	2,086
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	5,800	6,246
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,000	4,238
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	4,000	4,225
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	6,595	7,036
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	5,195	5,476
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	12,055	12,830
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	3,775	3,970
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	16,030	17,012
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2044	2,500	2,639
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	1,000	1,027
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2046	2,370	2,435
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2029	325	342
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2031	500	541
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2032	500	547
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2033	500	552
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2034	450	501
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2035	1,000	1,109
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2036	7,060	7,547
[18]	Barbers Hill Independent School District GO	3.000%	2/15/2038	2,975	2,584
[18]	Barbers Hill Independent School District GO	4.000%	2/15/2041	10,000	9,637
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2043	1,000	1,057
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2044	750	789
[18]	Bastrop Independent School District GO	5.000%	2/15/2040	4,105	4,344
[18]	Bastrop Independent School District GO	5.000%	2/15/2041	5,240	5,528
[18]	Bastrop Independent School District GO	5.000%	2/15/2043	4,045	4,240
[18]	Bastrop Independent School District GO	5.000%	2/15/2044	4,560	4,760
[18]	Beaumont Independent School District GO	3.000%	2/15/2035	2,000	1,826
[18]	Beeville Independent School District GO	5.000%	8/15/2040	1,320	1,401
	Bell County TX GO	3.000%	2/15/2037	1,255	1,120
	Bell County TX GO	3.000%	2/15/2039	2,000	1,705
	Bell County TX GO	3.000%	2/15/2040	2,250	1,870
	Bell County TX GO	3.000%	2/15/2041	2,000	1,628
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2036	780	835
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2037	800	851
[18]	Belton Independent School District GO	5.000%	2/15/2036	740	785
[18]	Belton Independent School District GO	4.000%	2/15/2037	570	574
[18]	Belton Independent School District GO	4.000%	2/15/2038	875	877
[18]	Belton Independent School District GO	4.000%	2/15/2039	910	902
	Bexar County Hospital District GO	5.000%	2/15/2030	1,185	1,267
	Bexar County Hospital District GO	5.000%	2/15/2031	865	936
	Bexar County Hospital District GO	5.000%	2/15/2037	500	534
	Bexar County Hospital District GO	5.000%	2/15/2038	500	532
	Bexar County Hospital District GO	5.000%	2/15/2039	865	915
	Bexar County Hospital District GO	5.000%	2/15/2040	1,250	1,315
	Bexar County Hospital District GO	5.000%	2/15/2041	2,000	2,097
	Bexar County Hospital District GO	5.000%	2/15/2042	1,500	1,569
	Bexar County Hospital District GO	5.000%	2/15/2043	1,500	1,565
	Bexar County TX GO	4.000%	6/15/2034	2,000	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	4.000%	6/15/2034	1,260	1,263
	Bexar County TX GO	5.000%	6/15/2036	3,550	3,591
	Bexar County TX GO	4.000%	6/15/2038	2,860	2,813
	Bexar County TX GO	3.000%	6/15/2039	1,550	1,291
	Bexar County TX GO	5.000%	6/15/2040	3,000	3,025
	Bexar County TX GO	5.000%	6/15/2041	2,105	2,220
	Bexar County TX GO	5.000%	6/15/2042	1,520	1,598
	Bexar County TX GO	5.000%	6/15/2043	4,805	5,040
	Bexar County TX GO	4.000%	6/15/2046	1,000	915
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	530	525
[18]	Birdville Independent School District GO	5.000%	2/15/2032	5,520	6,029
[18]	Birdville Independent School District GO	5.000%	2/15/2042	2,400	2,529
[18]	Birdville Independent School District GO	5.000%	2/15/2044	2,000	2,089
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	6,500	6,505
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	6,230	6,859
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	10,495	11,047
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	4,000	4,443
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	9,000	9,454
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	13,500	15,032
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	9,245	10,307
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	11,605	13,045
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	13,100	14,362
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	15,000	16,792
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	22,980	25,067
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	19,500	21,159
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	17,155	18,299
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,000	8,590
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,475	9,156
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,310	8,938
[18]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,451
[18]	Bridge City Independent School District GO	5.000%	2/15/2039	1,870	1,963
[18]	Bridge City Independent School District GO	4.000%	2/15/2041	1,220	1,186
[18]	Brock TX Independent School District GO	5.000%	8/15/2037	1,000	1,070
[18]	Brock TX Independent School District GO	5.000%	8/15/2040	1,500	1,583
[18]	Brock TX Independent School District GO	5.000%	8/15/2041	2,000	2,104
[18]	Brock TX Independent School District GO	5.000%	8/15/2042	1,880	1,973
[18]	Brock TX Independent School District GO	5.000%	8/15/2043	2,000	2,092
	Brownsville TX GO	5.000%	2/15/2038	2,740	2,968
[18]	Brownwood Independent School District GO	5.000%	2/15/2030	800	856
[18]	Brownwood Independent School District GO	5.000%	2/15/2040	4,325	4,523
[18]	Brownwood Independent School District GO	5.000%	2/15/2041	4,625	4,822
[18]	Brownwood Independent School District GO	4.000%	2/15/2043	4,590	4,383
[4]	Buda TX Special Assessment Revenue	5.875%	9/1/2045	1,300	1,314
[18]	Bullard Independent School District GO	4.000%	2/15/2043	1,500	1,444
[18]	Burleson Independent School District GO	5.000%	8/1/2029	560	595
[18]	Burleson Independent School District GO	5.000%	8/1/2030	750	807
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2037	1,000	1,066
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2040	1,050	1,102
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2041	1,100	1,150
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2042	1,200	1,250
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2043	2,435	2,532
[4]	Caddo Mills TX Special Assessment Revenue	6.200%	9/15/2045	2,250	2,319
[18]	Calallen Independent School District GO	5.000%	2/15/2039	2,165	2,302
[18]	Calallen Independent School District GO	5.000%	2/15/2040	1,000	1,056
[18]	Calallen Independent School District GO	5.000%	2/15/2041	1,280	1,347
[18]	Calallen Independent School District GO	5.000%	2/15/2042	1,000	1,048
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2041	2,600	2,753
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2042	3,200	3,380
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2043	4,165	4,381
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2044	2,500	2,619
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2039	1,435	1,531
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2040	1,500	1,591
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	1,500	1,584
[18]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/2038	2,500	2,174
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2040	10,000	10,648
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	12,820	13,585
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	3,000	3,216
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	13,225	13,951
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	2,900	3,098
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	7,260	7,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	3,230	3,432
[18]	Castleberry Independent School District GO	5.000%	2/15/2042	1,035	1,096
[18]	Castleberry Independent School District GO	5.000%	2/15/2043	1,025	1,084
[18]	Castleberry Independent School District GO	5.000%	2/15/2044	1,000	1,053
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2043	5,000	5,269
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2044	11,780	12,364
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2045	6,000	6,275
[18]	Celina Independent School District GO	5.000%	2/15/2037	500	543
[18]	Celina Independent School District GO	5.000%	2/15/2038	630	680
[18]	Celina Independent School District GO	5.000%	2/15/2039	1,000	1,073
[18]	Celina Independent School District GO	5.000%	2/15/2042	1,000	1,052
[18]	Celina Independent School District GO	5.000%	2/15/2043	675	709
	Celina TX GO	5.000%	9/1/2036	500	538
	Celina TX GO	4.000%	9/1/2038	740	732
	Celina TX GO	4.000%	9/1/2039	4,050	3,964
	Celina TX GO	4.000%	9/1/2040	1,400	1,331
	Celina TX GO	4.000%	9/1/2041	2,000	1,875
	Celina TX GO	4.000%	9/1/2042	3,525	3,261
	Celina TX GO	4.000%	9/1/2042	6,580	6,096
	Celina TX GO	4.000%	9/1/2045	3,610	3,289
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	200	202
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/2032	248	232
[6]	Celina TX Special Assessment Revenue	4.375%	9/1/2036	600	590
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2039	800	823
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/2042	1,000	1,036
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/2044	1,500	1,525
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2045	1,773	1,786
[6]	Celina TX Special Assessment Revenue	5.200%	9/1/2046	300	295
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/2030	241	243
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/2043	1,012	1,030
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2027	7,850	7,754
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	6,500	6,222
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2029	5,220	4,829
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	800	839
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2030	4,355	3,886
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	825	877
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,100	1,168
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2031	4,880	4,195
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,350	1,445
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	4,000	3,157
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,170	1,186
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,070	1,081
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2034	4,000	3,015
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,080	1,092
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,150	1,158
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	750	798
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2035	4,950	3,552
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,135	1,139
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,185	1,197
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,025	1,074
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	675	716
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	945	948
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	800	845
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2037	5,525	3,555
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,000	1,996
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,405	2,380
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,052
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,098
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2038	3,500	2,123
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,510	2,459
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,250	2,217
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	5,000	5,189
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,650	1,729
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,000	1,087
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2039	4,500	2,564
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	5,000	4,867
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	2,600	2,519
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	3,605	3,513
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,955	2,041
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2040	5,700	2,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	5,000	4,813
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	2,700	2,586
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,490	1,537
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,150	1,230
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,030	866
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	18,000	16,970
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2038	2,250	2,454
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2039	1,500	1,621
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2040	2,000	2,147
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2041	4,455	4,748
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2042	1,000	1,062
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	3,500	3,274
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	21,010	23,051
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	30,335	33,354
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	19,780	21,674
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	52,175	57,018
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	30,000	32,590
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	15,745	17,070
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	4,450	4,767
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	38,440	39,771
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	10,000	10,617
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	15,305	12,425
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	4,040	4,265
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,225	2,341
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	4,570	4,784
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	15,705	16,579
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2032	1,535	1,658
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2033	3,190	3,467
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2040	4,525	4,729
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2041	2,500	2,604
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2042	5,005	5,199
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2043	5,260	5,450
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2044	5,530	5,709
[18]	Channelview Independent School District GO	2.000%	8/15/2040	1,000	712
[18]	Clear Creek Independent School District GO	5.000%	2/15/2032	2,260	2,471
[18]	Clear Creek Independent School District GO	5.000%	2/15/2033	2,475	2,732
[18]	Clear Creek Independent School District GO	5.000%	2/15/2040	2,520	2,703
[18]	Clear Creek Independent School District GO	5.000%	2/15/2041	3,845	4,102
	Cleburne TX GO	4.000%	2/15/2042	2,440	2,285
	Cleburne TX GO	4.000%	2/15/2045	1,440	1,315
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	385	401
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	830	869
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	575	623
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2032	355	361
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2033	815	824
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	535	526
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2034	1,155	1,162
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	555	541
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	950	961
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2035	400	401
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	410	396
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,100	1,106
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2036	500	500
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	1,100	1,179
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	7,000	7,600
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	785	747
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,000	990
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,280	1,353
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,000	1,065
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	5,975	6,434
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,090	1,025
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,400	1,376
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,000	1,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,200	1,271
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	6,000	6,415
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,855	1,715
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,500	1,458
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,250	1,310
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,000	1,053
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	5,150	5,466
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,180	1,069
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,500	1,448
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2040	3,920	4,143
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,225	1,088
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,960	1,871
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,275	1,119
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,400	1,328
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,860	3,636
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	14,000	13,029
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	10,000	9,272
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2032	1,765	1,882
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2033	2,010	2,161
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2035	1,125	1,189
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2036	1,170	1,244
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2037	1,250	1,317
[18]	College Station Independent School District GO	3.000%	2/15/2044	3,755	2,980
	College Station TX GO	4.000%	2/15/2041	1,735	1,644
	College Station TX GO	4.000%	2/15/2042	1,805	1,686
	College Station TX GO	4.000%	2/15/2043	1,880	1,752
	College Station TX GO	4.000%	2/15/2044	1,955	1,805
	Collin County Community College District GO	5.000%	8/15/2029	1,000	1,061
	Collin County Community College District GO	3.000%	8/15/2039	5,000	4,143
	Collin County TX GO	5.000%	2/15/2027	1,335	1,352
	Collin County TX GO	3.000%	2/15/2036	370	329
	Collin County TX GO	5.000%	2/15/2037	2,250	2,431
	Collin County TX GO	4.000%	2/15/2038	2,480	2,487
	Collin County TX GO	5.000%	2/15/2038	2,880	3,093
	Collin County TX GO	5.000%	2/15/2040	5,500	5,971
	Collin County TX GO	4.000%	2/15/2043	13,035	12,146
	Collin County TX GO	4.000%	2/15/2044	12,560	11,606
	Collin County TX GO	5.000%	2/15/2045	4,000	4,238
	Colony TX GO	4.000%	8/15/2044	3,000	2,756
	Colony TX GO	4.000%	8/15/2045	1,000	907
[18]	Comal Independent School District GO	4.000%	2/1/2035	3,250	3,297
[18]	Comal Independent School District GO	4.000%	2/1/2036	2,250	2,271
[18]	Comal Independent School District GO	5.000%	2/1/2038	1,000	1,097
[18]	Comal Independent School District GO	5.000%	2/1/2039	1,100	1,198
[18]	Comal Independent School District GO	5.000%	2/1/2040	1,500	1,623
[18]	Comal Independent School District GO	3.000%	2/15/2040	2,805	2,440
[18]	Comal Independent School District GO	3.000%	2/1/2041	12,000	9,977
[18]	Comal Independent School District GO	5.000%	2/1/2041	2,765	2,975
[18]	Comal Independent School District GO	3.000%	2/15/2041	2,270	1,956
[18]	Comal Independent School District GO	3.000%	2/15/2042	4,495	3,815
[18]	Comal Independent School District GO	3.000%	2/15/2043	5,410	4,518
[18]	Comanche Independent School District GO	5.000%	2/15/2042	2,400	2,530
[18]	Community TX Independent School District GO	5.000%	2/15/2037	1,205	1,277
[18]	Community TX Independent School District GO	5.000%	2/15/2039	1,440	1,513
[18]	Community TX Independent School District GO	5.000%	2/15/2042	1,935	2,040
[18]	Conroe Independent School District GO	5.000%	2/15/2027	1,410	1,428
[18]	Conroe Independent School District GO	3.000%	2/15/2040	4,015	3,376
[18]	Conroe Independent School District GO	3.000%	2/15/2041	3,000	2,496
[18]	Conroe Independent School District GO	5.000%	2/15/2042	12,515	13,309
[18]	Conroe Independent School District GO	5.000%	2/15/2043	6,710	7,111
[18]	Conroe Independent School District GO	5.000%	2/15/2044	11,880	12,548
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2028	125	130
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2030	150	160
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2031	165	177
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2032	200	214
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2033	235	251
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2035	260	274
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2036	280	294
	Conroe TX GO	5.000%	11/15/2027	1,035	1,065
	Conroe TX GO	5.000%	11/15/2028	1,720	1,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe TX GO	5.000%	3/1/2034	300	325
	Conroe TX GO	5.000%	11/15/2034	240	261
	Conroe TX GO	5.000%	3/1/2035	435	469
	Conroe TX GO	5.000%	11/15/2035	210	227
	Conroe TX GO	5.000%	3/1/2036	465	499
	Conroe TX GO	5.000%	11/15/2036	420	452
	Conroe TX GO	4.000%	3/1/2037	905	907
	Conroe TX GO	4.000%	11/15/2037	915	912
	Conroe TX GO	4.125%	11/15/2038	955	953
	Conroe TX GO	5.000%	11/15/2039	450	476
	Conroe TX GO	5.000%	11/15/2040	630	664
	Conroe TX GO	4.250%	3/1/2041	1,135	1,122
	Conroe TX GO	5.000%	3/1/2041	1,075	1,135
	Conroe TX GO	4.000%	11/15/2041	2,305	2,178
	Conroe TX GO	5.000%	11/15/2042	475	498
[18]	Coppell Independent School District GO	5.000%	8/15/2031	950	1,034
[18]	Coppell Independent School District GO	5.000%	8/15/2039	1,000	1,064
[18]	Coppell Independent School District GO	5.000%	8/15/2040	500	534
[18]	Coppell Independent School District GO	5.000%	8/15/2041	1,075	1,145
[18]	Coppell Independent School District GO	4.000%	8/15/2042	1,000	970
[18]	Coppell Independent School District GO	5.000%	8/15/2042	1,050	1,115
[18]	Coppell Independent School District GO	5.000%	8/15/2043	1,000	1,057
[18]	Coppell Independent School District GO	5.000%	8/15/2044	500	526
[18]	Coppell Independent School District GO	5.000%	8/15/2045	525	550
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2033	3,500	3,505
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2035	2,000	1,995
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2036	1,000	1,107
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2037	2,500	2,744
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2040	1,430	1,520
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2041	1,765	1,867
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2042	3,880	3,758
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2042	3,435	3,624
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2043	3,450	3,627
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2044	1,920	2,009
	Corpus Christi TX GO	5.000%	3/1/2030	330	351
	Corpus Christi TX GO	5.000%	3/1/2031	305	328
	Corpus Christi TX GO	5.000%	3/1/2038	1,250	1,343
	Corpus Christi TX GO	5.000%	3/1/2039	1,865	1,989
	Corpus Christi TX GO	5.000%	3/1/2040	2,000	2,117
	Corpus Christi TX GO	5.000%	3/1/2043	1,450	1,514
	Corpus Christi TX GO	5.000%	3/1/2044	1,575	1,633
	Corpus Christi TX GO	5.000%	3/1/2045	1,400	1,446
	Corpus Christi TX GO	5.000%	3/1/2046	1,325	1,360
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	1,000	889
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2033	500	536
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2035	1,240	1,315
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2036	1,500	1,595
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,800	1,888
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,370	1,446
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	5,000	5,385
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	1,000	1,049
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	5,000	5,343
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	2,000	2,075
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,870	1,950
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,250	1,310
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,500	2,592
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,425	2,525
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	1,450	1,504
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	1,650	1,694
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	2,500	2,622
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2042	3,000	3,136
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	6,590	6,796
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	4,155	4,329
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	4,000	4,115
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	6,090	6,329
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2045	6,100	6,308
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2047	3,100	3,163
[18]	Corsicana Independent School District GO	5.000%	2/15/2043	1,480	1,582
[18]	Corsicana Independent School District GO	5.000%	2/15/2044	1,225	1,304
[18]	Cotulla TX Independent School District GO	5.000%	2/15/2029	715	751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Cotulla TX Independent School District GO	5.000%	2/15/2030	1,000	1,065
[18]	Crandall Independent School District GO	4.000%	8/15/2041	1,170	1,119
[18]	Crandall Independent School District GO	4.000%	8/15/2042	805	770
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	105
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	210	209
[4]	Crandall TX Special Assessment Revenue	5.250%	9/15/2045	545	544
[18]	Crosby Independent School District GO	5.000%	2/15/2037	1,250	1,349
[18]	Crowley Independent School District GO	5.000%	2/1/2035	600	671
[18]	Crowley Independent School District GO	5.000%	2/1/2036	1,250	1,386
[18]	Crowley Independent School District GO	5.000%	2/1/2037	1,825	2,007
[18]	Crowley Independent School District GO	5.000%	2/1/2038	725	792
[18]	Crowley Independent School District GO	5.000%	2/1/2039	900	975
[18]	Crowley Independent School District GO	5.000%	2/1/2040	4,700	5,001
[18]	Crowley Independent School District GO	5.000%	2/1/2040	1,125	1,212
[18]	Crowley Independent School District GO	5.000%	2/1/2041	1,030	1,090
[18]	Crowley Independent School District GO	5.000%	2/1/2041	2,500	2,680
[18]	Crowley Independent School District GO	5.250%	2/1/2042	1,125	1,221
[18]	Crowley Independent School District GO	5.000%	2/1/2043	1,670	1,775
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	2,000	2,194
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	2,500	2,762
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	3,200	3,536
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,000	2,166
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,760	3,066
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2037	7,250	8,143
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2038	3,760	4,221
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2042	2,750	2,924
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2043	2,775	2,941
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	1,000	1,056
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	2,280	2,295
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	2,500	2,447
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	3,010	2,973
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	6,105	6,244
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2041	4,945	4,783
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2042	6,355	6,001
	Dallas County Hospital District GO	5.000%	8/15/2031	15,395	15,935
	Dallas County Hospital District GO	5.000%	8/15/2032	14,520	14,985
	Dallas County TX GO	5.000%	8/15/2040	3,560	3,759
	Dallas County TX GO	5.000%	8/15/2043	2,000	2,148
	Dallas County TX GO	5.000%	8/15/2044	930	994
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	8,265	8,360
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	2,695	2,776
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,550	2,781
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	6,740	7,414
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	5,440	6,032
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	10,250	10,384
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	15,210	15,353
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	7,500	7,571
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	23,500	23,767
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2037	3,125	3,122
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2038	1,165	1,153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	2,750	2,935
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	9,000	9,678
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/2040	5,000	4,109
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,500	2,637
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,605	2,768
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,965	4,195
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	18,250	19,431
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	18,140	19,242
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	18,605	19,661
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	15,520	16,324
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	12,520	11,700
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,219
[18]	Dallas Independent School District GO	3.000%	2/15/2037	875	769
[18]	Dallas Independent School District GO	5.000%	2/15/2037	3,250	3,495
[18]	Dallas Independent School District GO	5.000%	2/15/2039	4,000	4,257
[18]	Dallas Independent School District GO	5.000%	2/15/2043	4,050	4,262
[18]	Dallas Independent School District GO	5.000%	2/15/2043	3,250	3,453
[18]	Dallas Independent School District GO	5.000%	2/15/2044	3,500	3,706
[18]	Dallas Independent School District GO	4.500%	2/15/2046	5,670	5,717
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	7,360	7,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	8,155	8,611
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2031	29,725	31,838
	Dallas TX GO	5.000%	2/15/2033	17,010	18,734
	Dallas TX GO	3.000%	2/15/2038	1,225	1,065
	Dallas TX GO	4.000%	2/15/2041	3,125	2,997
	Dallas TX GO	5.000%	2/15/2041	6,285	6,634
	Dallas TX GO	5.000%	2/15/2043	6,465	6,788
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	1,210	1,211
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2029	2,200	2,201
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,750	1,750
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2031	1,750	1,750
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	1,445	1,445
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	1,280	1,280
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2035	1,780	1,758
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2036	1,000	964
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2037	1,750	1,681
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	5,715	6,340
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2036	5,010	5,022
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	4,135	4,251
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2046	2,500	2,518
[4]	Decatur TX Special Assessment Revenue	4.750%	9/15/2035	294	297
[4]	Decatur TX Special Assessment Revenue	5.500%	9/15/2045	562	570
	Del Mar College District GO	5.000%	8/15/2032	855	936
	Del Mar College District GO	5.000%	8/15/2034	540	599
	Del Mar College District GO	5.000%	8/15/2035	1,405	1,563
	Del Mar College District GO	5.000%	8/15/2037	1,565	1,726
	Del Mar College District GO	5.000%	8/15/2038	1,090	1,193
	Del Mar College District GO	5.000%	8/15/2039	1,500	1,627
[18]	Del Valle Independent School District TX GO	5.000%	6/15/2035	3,400	3,631
[18]	Del Valle Independent School District TX GO	5.000%	6/15/2036	2,250	2,392
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2037	1,915	1,928
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2038	2,500	2,505
[18]	Del Valle Independent School District TX GO	2.000%	6/15/2039	4,250	3,151
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2039	3,850	3,823
	Denton County TX GO	4.000%	7/15/2041	4,950	4,785
	Denton County TX GO	4.000%	7/15/2042	5,255	5,023
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	232
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	228
[4]	Denton County TX Special Assessment Revenue	4.625%	12/31/2031	600	608
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	435	441
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	456
[4]	Denton County TX Special Assessment Revenue	5.250%	12/31/2044	2,000	2,028
[4]	Denton County TX Special Assessment Revenue	5.375%	12/31/2045	1,750	1,803
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	965	994
[18]	Denton Independent School District GO	5.000%	8/15/2037	1,360	1,380
[18]	Denton Independent School District GO	5.000%	8/15/2037	1,385	1,501
[18]	Denton Independent School District GO	5.000%	8/15/2038	1,920	2,067
[18]	Denton Independent School District GO	5.000%	8/15/2039	4,130	4,406
[18]	Denton Independent School District GO	5.000%	8/15/2041	3,000	3,217
[18]	Denton Independent School District GO	5.000%	8/15/2042	6,350	6,699
[18]	Denton Independent School District GO	3.000%	8/15/2043	2,500	2,010
[18]	Denton Independent School District GO	5.000%	8/15/2048	5,000	5,160
	Denton TX GO	4.000%	2/15/2039	3,605	3,559
	Denton TX GO	5.000%	2/15/2039	2,360	2,531
	Denton TX GO	4.000%	2/15/2040	2,560	2,497
	Denton TX GO	4.000%	2/15/2040	6,995	6,823
	Denton TX GO	4.000%	2/15/2041	7,275	7,022
	Denton TX GO	4.000%	2/15/2042	2,675	2,555
	Denton TX GO	4.000%	2/15/2042	2,285	2,173
	Denton TX GO	4.000%	2/15/2042	2,005	1,907
	Denton TX GO	4.000%	2/15/2042	5,710	5,399
	Denton TX GO	5.000%	2/15/2042	2,740	2,899
	Denton TX GO	4.000%	2/15/2043	7,880	7,444
	Denton TX GO	4.000%	2/15/2043	2,240	2,126
	Denton TX GO	4.000%	2/15/2043	5,950	5,593
	Denton TX GO	5.000%	2/15/2043	2,875	3,037
	Denton TX GO	4.000%	2/15/2044	3,190	2,996
	Denton TX Utility System Water Revenue	5.000%	12/1/2031	2,000	2,010
	DeSoto TX GO	5.000%	2/15/2038	2,265	2,438
[18]	Dickinson Independent School District GO	5.000%	2/15/2037	2,375	2,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Dickinson Independent School District GO	5.000%	2/15/2038	3,750	4,024
[18]	Dickinson Independent School District GO	4.000%	2/15/2041	3,175	3,105
[18]	Dickinson Independent School District GO	4.000%	2/15/2043	3,460	3,348
[18]	Donna TX Independent School District GO	5.000%	2/15/2037	760	816
[18]	Donna TX Independent School District GO	5.000%	2/15/2038	1,605	1,711
[18]	Donna TX Independent School District GO	5.000%	2/15/2039	950	1,005
[18]	Donna TX Independent School District GO	5.000%	2/15/2042	750	784
[4]	Dorchester TX Special Assessment Revenue	5.250%	9/15/2031	305	304
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2028	1,010	1,046
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2030	1,010	1,080
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2041	5,600	6,016
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2044	3,705	3,931
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2028	240	248
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2030	240	257
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2032	2,940	3,214
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2033	1,435	1,584
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2042	4,885	5,122
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2043	5,800	6,076
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2044	5,600	5,846
[18]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/2037	2,250	1,978
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	1,375	1,463
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,119
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	1,750	1,845
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	1,500	1,575
[18]	Eagle Pass Independent School District GO	5.000%	8/15/2047	600	629
[18]	Eanes Independent School District GO	5.000%	8/1/2039	1,290	1,364
[18]	Eanes Independent School District GO	5.250%	8/1/2041	1,870	2,023
[18]	East Central Independent School District GO	5.000%	8/15/2038	1,690	1,831
[18]	East Central Independent School District GO	4.000%	8/15/2040	2,645	2,592
[18]	East Central Independent School District GO	4.000%	8/15/2041	3,500	3,378
[18]	East Central Independent School District GO	4.000%	8/15/2042	3,640	3,505
[18]	East Central Independent School District GO	4.000%	8/15/2043	3,790	3,650
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	242
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2032	500	541
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2033	370	402
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2034	550	600
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2040	725	757
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2041	750	781
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2042	740	767
	Ector County Hospital District GO	5.000%	9/15/2028	1,100	1,124
	Ector County Hospital District GO	5.000%	9/15/2029	780	801
	Ector County Hospital District GO	5.000%	9/15/2030	850	877
	Ector County Hospital District GO	5.000%	9/15/2032	1,750	1,790
	Ector County Hospital District GO	4.000%	9/15/2035	1,400	1,295
[18]	Ector County Independent School District GO	5.000%	8/15/2036	6,365	6,952
[18]	Ector County Independent School District GO	5.000%	8/15/2037	4,355	4,724
[18]	Ector County Independent School District GO	5.000%	8/15/2038	4,555	4,913
[18]	Ector County Independent School District GO	5.000%	8/15/2039	2,335	2,500
[18]	Ector County Independent School District GO	5.000%	8/15/2040	2,925	3,099
[18]	Ector County Independent School District GO	5.000%	8/15/2041	3,205	3,390
[18]	Ector County Independent School District GO	5.000%	8/15/2042	5,735	6,050
[18]	Ector County Independent School District GO	5.000%	8/15/2043	3,535	3,715
	Ector County TX GO	5.000%	2/15/2031	2,415	2,605
	Ector County TX GO	5.000%	2/15/2032	3,230	3,517
	Ector County TX GO	5.000%	2/15/2033	2,370	2,601
	Ector County TX GO	5.000%	2/15/2034	1,555	1,718
	Ector County TX GO	5.000%	2/15/2037	5,010	5,436
	Ector County TX GO	5.000%	2/15/2038	7,735	8,340
	Ector County TX GO	5.000%	2/15/2043	10,000	10,539
	Ector County TX GO	5.000%	2/15/2044	10,000	10,502
	El Paso County Community College District College & University Revenue	5.000%	4/1/2029	1,000	1,052
	El Paso County Community College District College & University Revenue	5.000%	4/1/2030	1,500	1,599
	El Paso County Community College District College & University Revenue	5.000%	4/1/2031	1,300	1,402
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	1,150	1,206
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	1,235	1,308
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,790	1,918
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	1,000	1,069
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,225	2,402
[1]	El Paso County Hospital District GO	5.000%	8/15/2032	2,100	2,259
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	1,045	1,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	El Paso County Hospital District GO	5.000%	8/15/2033	4,720	5,109
[1]	El Paso County Hospital District GO	5.000%	2/15/2034	4,500	4,922
[1]	El Paso County Hospital District GO	5.000%	2/15/2035	1,485	1,630
[1]	El Paso County Hospital District GO	5.000%	2/15/2037	1,300	1,407
[1]	El Paso County Hospital District GO	5.000%	2/15/2038	2,300	2,472
[1]	El Paso County Hospital District GO	5.000%	2/15/2039	1,850	1,973
[1]	El Paso County Hospital District GO	5.000%	8/15/2039	7,285	7,706
[1]	El Paso County Hospital District GO	5.000%	2/15/2040	1,500	1,590
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	2,780	2,925
[1]	El Paso County Hospital District GO	5.250%	2/15/2041	2,200	2,363
[1]	El Paso County Hospital District GO	5.000%	8/15/2041	12,480	13,113
[1]	El Paso County Hospital District GO	5.000%	8/15/2042	9,710	10,173
[1]	El Paso County Hospital District GO	5.250%	2/15/2043	2,300	2,453
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	2,270	2,369
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/2026	1,065	1,066
[18]	El Paso Independent School District GO	5.000%	8/15/2033	1,480	1,634
[18]	El Paso Independent School District GO	5.000%	8/15/2034	4,500	4,991
[18]	El Paso Independent School District GO	5.000%	8/15/2036	5,000	5,004
[18]	El Paso Independent School District GO	5.000%	8/15/2037	3,050	3,052
[18]	El Paso Independent School District GO	5.000%	8/15/2038	3,500	3,790
[18]	El Paso Independent School District GO	5.000%	8/15/2039	3,750	4,031
[18]	El Paso Independent School District GO	5.000%	8/15/2040	6,240	6,678
[18]	El Paso Independent School District GO	5.000%	8/15/2041	4,650	4,958
[18]	El Paso Independent School District GO	5.000%	8/15/2042	3,750	3,984
	El Paso TX GO	4.000%	8/15/2030	3,480	3,481
	El Paso TX GO	3.000%	8/15/2033	375	359
	El Paso TX GO	5.000%	8/15/2033	1,300	1,363
	El Paso TX GO	5.000%	8/15/2033	1,500	1,572
	El Paso TX GO	3.000%	8/15/2034	710	671
	El Paso TX GO	4.000%	8/15/2034	435	441
	El Paso TX GO	5.000%	8/15/2034	4,570	4,573
	El Paso TX GO	3.000%	8/15/2035	430	399
	El Paso TX GO	4.000%	8/15/2035	1,000	1,006
	El Paso TX GO	4.000%	8/15/2035	1,075	1,082
	El Paso TX GO	4.000%	8/15/2035	450	454
	El Paso TX GO	5.000%	8/15/2035	4,795	4,798
	El Paso TX GO	5.000%	8/15/2035	1,150	1,151
	El Paso TX GO	3.000%	8/15/2036	485	441
	El Paso TX GO	4.000%	8/15/2036	1,010	1,013
	El Paso TX GO	4.000%	8/15/2036	1,000	1,003
	El Paso TX GO	5.000%	8/15/2036	4,005	4,008
	El Paso TX GO	5.000%	8/15/2036	5,035	5,039
	El Paso TX GO	4.000%	8/15/2037	500	500
	El Paso TX GO	4.000%	8/15/2037	1,110	1,109
	El Paso TX GO	4.000%	8/15/2037	680	679
	El Paso TX GO	3.000%	8/15/2038	720	628
	El Paso TX GO	4.000%	8/15/2038	1,155	1,140
	El Paso TX GO	4.000%	8/15/2038	1,000	987
	El Paso TX GO	5.000%	8/15/2038	1,190	1,278
	El Paso TX GO	3.000%	8/15/2039	1,575	1,346
	El Paso TX GO	4.000%	8/15/2039	1,000	973
	El Paso TX GO	4.000%	8/15/2040	1,000	957
	El Paso TX GO	5.000%	8/15/2042	9,500	9,507
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	2,150	2,162
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2033	2,100	2,104
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2033	2,750	2,895
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2034	1,700	1,702
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2034	3,530	3,706
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2035	4,560	4,773
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2037	5,000	5,200
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	5,980	6,199
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	4,000	4,321
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2039	5,805	6,226
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2041	5,000	4,697
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2043	1,575	1,650
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2044	3,245	3,387
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2045	6,150	6,389
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2046	13,400	13,683
[18]	Elgin Independent School District GO	5.000%	8/1/2040	2,515	2,688
[18]	Elgin Independent School District GO	5.000%	8/1/2041	5,265	5,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Elgin Independent School District GO	5.000%	8/1/2042	4,430	4,702
[18]	Elgin Independent School District GO	5.000%	8/1/2043	2,500	2,644
[18]	Elgin Independent School District GO	5.000%	8/1/2044	3,500	3,687
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	5,575	5,321
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	38,195	36,785
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	8,365	7,826
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/2039	2,500	2,376
[18]	Forney Independent School District GO	5.000%	8/15/2031	1,810	1,964
[18]	Forney Independent School District GO	5.000%	8/15/2032	2,205	2,418
[18]	Forney Independent School District GO	4.000%	8/15/2034	2,355	2,404
[18]	Forney Independent School District GO	5.000%	8/15/2034	1,650	1,840
[18]	Forney Independent School District GO	3.000%	8/15/2035	4,910	4,504
[18]	Forney Independent School District GO	5.000%	8/15/2035	2,300	2,466
[18]	Forney Independent School District GO	3.000%	8/15/2036	5,375	4,852
[18]	Forney Independent School District GO	3.000%	2/15/2039	1,000	863
[18]	Forney Independent School District GO	5.000%	8/15/2039	1,200	1,271
[18]	Forney Independent School District GO	5.000%	8/15/2040	10,745	11,290
[18]	Forney Independent School District GO	5.000%	8/15/2040	1,205	1,270
[18]	Forney Independent School District GO	5.000%	8/15/2040	1,000	1,078
[2]	Forney Independent School District GO	0.000%	8/15/2041	1,000	502
[18]	Forney Independent School District GO	4.000%	8/15/2041	8,000	7,627
[18]	Forney Independent School District GO	5.000%	8/15/2041	1,380	1,453
[18]	Forney Independent School District GO	5.250%	8/15/2041	1,000	1,090
[18]	Forney Independent School District GO	4.000%	8/15/2042	8,000	7,553
[18]	Forney Independent School District GO	5.000%	8/15/2042	1,000	1,049
[18]	Forney Independent School District GO	5.250%	8/15/2042	750	813
[2]	Forney Independent School District GO	0.000%	8/15/2043	1,000	453
[18]	Forney Independent School District GO	5.000%	8/15/2043	2,000	2,091
[18]	Forney Independent School District GO	5.250%	8/15/2043	1,000	1,078
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	360	360
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	235	235
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	720	708
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	335	328
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2030	720	700
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	500	480
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	780	744
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	580	548
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	340	319
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	400	372
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	820	756
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	450	411
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	870	788
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	1,575	1,357
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	435	375
	Fort Bend County TX GO	5.000%	3/1/2038	6,290	6,804
	Fort Bend County TX GO	5.000%	3/1/2042	3,770	3,988
	Fort Bend County TX GO	5.000%	3/1/2042	6,510	6,886
	Fort Bend County TX GO	5.000%	3/1/2043	3,965	4,187
	Fort Bend County TX GO	5.000%	3/1/2043	8,110	8,565
	Fort Bend County TX GO	5.000%	3/1/2044	4,170	4,379
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2034	700	769
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2035	1,000	1,102
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2036	1,000	1,093
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2037	1,500	1,628
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2038	1,400	1,509
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,150	1,813
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2046	2,995	2,269
[18]	Fort Stockton Independent School District GO	5.000%	2/1/2044	1,000	1,013
[18]	Fort Worth Independent School District GO	4.000%	2/15/2042	2,000	1,944
[18]	Fort Worth Independent School District GO	5.000%	2/15/2042	2,960	3,150
	Fort Worth TX GO	4.000%	3/1/2040	5,225	5,068
	Fort Worth TX GO	4.000%	3/1/2041	4,680	4,449
	Fort Worth TX GO	4.000%	3/1/2041	5,475	5,205
	Fort Worth TX GO	4.000%	3/1/2043	11,405	10,615
	Fort Worth TX GO	4.125%	3/1/2044	2,680	2,525
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2038	1,925	2,068
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2039	1,500	1,600
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2040	1,800	1,907
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2041	5,530	5,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2036	4,370	4,380
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2036	2,190	2,393
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2038	3,785	3,746
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2038	4,845	5,227
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2039	2,550	1,834
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2039	4,980	4,883
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2040	2,600	1,810
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2041	1,655	1,117
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2042	2,710	1,775
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	3,970	3,723
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	5,170	4,849
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2043	15,450	14,443
[12]	Freddie Mac Pool	4.170%	5/1/2037	5,298	5,122
[12]	Freddie Mac Pool	3.100%	2/1/2040	5,820	4,984
[12]	Freddie Mac Pool	3.450%	7/1/2040	9,732	8,713
[18]	Frenship Independent School District GO	3.000%	2/15/2034	1,585	1,472
[18]	Frenship Independent School District GO	3.000%	2/15/2036	1,000	893
[18]	Frenship Independent School District GO	3.000%	2/15/2038	1,000	861
[18]	Frisco Independent School District GO	5.000%	8/15/2026	3,430	3,432
[18]	Frisco Independent School District GO	4.000%	8/15/2030	4,075	4,094
[18]	Frisco Independent School District GO	4.000%	8/15/2033	4,500	4,511
[18]	Frisco Independent School District GO	4.000%	8/15/2034	4,735	4,743
[18]	Frisco Independent School District GO	3.000%	2/15/2037	2,500	2,234
[18]	Frisco Independent School District GO	5.000%	2/15/2041	2,500	2,657
[18]	Frisco Independent School District GO	5.000%	2/15/2042	4,000	4,235
[18]	Frisco Independent School District GO	5.000%	2/15/2043	3,000	3,167
	Frisco TX GO	5.000%	2/15/2030	7,390	7,904
	Frisco TX GO	4.000%	2/15/2039	6,385	6,347
	Frisco TX GO	4.000%	2/15/2040	5,680	5,586
	Frisco TX GO	4.000%	2/15/2041	1,145	1,115
	Frisco TX GO	4.000%	2/15/2042	1,360	1,311
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	4,700	4,529
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	5.000%	10/1/2032	1,300	1,359
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	11,455	10,827
[18]	Galena Park Independent School District GO	5.000%	8/15/2026	1,050	1,051
[18]	Galena Park Independent School District GO	5.000%	8/15/2027	1,825	1,867
[18]	Galena Park Independent School District GO	5.000%	8/15/2028	1,825	1,889
[18]	Galena Park Independent School District GO	5.000%	8/15/2035	1,895	2,096
[18]	Galena Park Independent School District GO	5.000%	8/15/2036	2,850	2,925
[18]	Galena Park Independent School District GO	5.000%	8/15/2036	1,500	1,648
[18]	Galena Park Independent School District GO	5.000%	8/15/2037	2,830	2,901
[18]	Galena Park Independent School District GO	5.000%	8/15/2037	2,000	2,183
[18]	Galena Park Independent School District GO	3.000%	8/15/2038	1,990	1,744
[18]	Galena Park Independent School District GO	5.000%	8/15/2038	1,250	1,355
[18]	Galena Park Independent School District GO	5.000%	8/15/2041	2,020	2,155
	Galveston County TX GO	4.000%	2/1/2027	1,565	1,575
	Galveston County TX GO	4.000%	2/1/2029	1,055	1,061
	Galveston County TX GO	5.000%	2/1/2030	1,195	1,206
	Galveston County TX GO	4.000%	2/1/2032	1,195	1,199
[18]	Galveston Independent School District GO	5.000%	2/1/2033	710	751
[18]	Galveston Independent School District GO	5.000%	2/1/2034	980	1,034
[18]	Galveston Independent School District GO	5.000%	2/1/2035	1,225	1,289
[18]	Galveston Independent School District GO	5.000%	2/1/2037	1,725	1,805
[18]	Galveston Independent School District GO	4.000%	2/1/2039	7,450	7,266
[18]	Galveston Independent School District GO	4.000%	2/1/2040	5,250	5,048
[18]	Galveston Independent School District GO, Prere.	5.000%	2/1/2030	210	224
[18]	Galveston Independent School District GO, Prere.	5.000%	2/1/2030	15	16
[18]	Galveston Independent School District GO, Prere.	5.000%	2/1/2030	20	21
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2034	250	271
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2036	500	536
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2037	1,430	1,525
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2041	700	745
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2043	600	633
[18]	Garland Independent School District GO	5.000%	2/15/2028	2,100	2,176
[18]	Garland Independent School District GO	5.000%	2/15/2030	2,500	2,674
[18]	Garland Independent School District GO	5.000%	2/15/2033	1,405	1,444
[18]	Garland Independent School District GO	5.000%	2/15/2036	685	742
[18]	Garland Independent School District GO	5.000%	2/15/2038	1,165	1,249
[18]	Garland Independent School District GO	5.000%	2/15/2039	1,250	1,333
[18]	Garland Independent School District GO	4.000%	2/15/2040	1,375	1,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Garland Independent School District GO	5.000%	2/15/2040	8,000	8,499
[18]	Garland Independent School District GO	4.000%	2/15/2042	2,190	2,109
[18]	Garland Independent School District GO	5.000%	2/15/2042	8,815	9,289
[18]	Garland Independent School District GO	5.000%	2/15/2043	8,850	9,297
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	1,100	1,173
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,095	1,144
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,000	1,079
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,355	1,410
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,000	1,087
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	2,010	2,086
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	1,000	1,094
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,250	1,294
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	950	1,046
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2035	1,115	1,151
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	1,000	1,030
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/2037	1,250	1,089
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2037	1,000	1,028
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2044	1,000	1,014
	Garland TX GO	5.000%	2/15/2041	1,800	1,902
	Garland TX GO	5.000%	2/15/2042	2,200	2,318
[18]	Georgetown Independent School District GO	5.000%	2/15/2032	3,150	3,444
[18]	Georgetown Independent School District GO	5.000%	2/15/2033	650	717
[18]	Georgetown Independent School District GO	5.000%	2/15/2033	1,660	1,832
[18]	Georgetown Independent School District GO	5.000%	2/15/2034	1,125	1,251
[18]	Georgetown Independent School District GO	5.500%	2/15/2037	4,250	4,848
[18]	Georgetown Independent School District GO	5.500%	2/15/2038	2,300	2,606
[18]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,887
[18]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,904
[18]	Georgetown Independent School District GO	5.000%	2/15/2040	1,900	2,054
[18]	Georgetown Independent School District GO	5.000%	2/15/2041	5,500	5,864
[18]	Georgetown Independent School District GO	5.000%	2/15/2041	2,500	2,684
[18]	Georgetown Independent School District GO	5.000%	2/15/2042	5,390	5,725
[18]	Georgetown Independent School District GO	5.000%	2/15/2042	2,350	2,512
[18]	Georgetown Independent School District GO	5.000%	2/15/2043	2,100	2,223
[18]	Georgetown Independent School District GO	5.000%	2/15/2043	1,595	1,699
[18]	Georgetown Independent School District GO	5.000%	2/15/2044	2,500	2,632
[18]	Georgetown Independent School District GO	5.000%	2/15/2044	1,350	1,431
	Georgetown TX GO	4.000%	8/15/2044	1,435	1,339
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2026	400	400
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2028	500	523
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2036	565	608
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2037	1,210	1,294
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2039	1,290	1,366
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2040	2,000	2,123
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	2,485	2,609
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	6,110	6,458
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	1,400	1,484
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,360	1,421
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	4,810	5,058
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,200	1,265
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,060	2,145
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	4,310	4,512
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,325	2,439
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,000	2,083
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,945	3,072
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2045	3,500	3,638
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	2.260%	8/6/2026	21,565	21,565
[18]	Godley Independent School District GO	3.000%	2/15/2040	1,000	840
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2036	1,500	1,615
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2038	1,250	1,332
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,199
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/2031	2,990	3,122
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/2032	5,740	6,007
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/2033	18,120	18,974
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,135	2,190
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	5,075	5,194
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	13,300	13,517
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	27,690	25,254
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	21,535	22,098
	Grand Prairie TX GO	5.000%	2/15/2042	1,000	1,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grayson County TX Junior College District GO	5.000%	2/15/2042	2,075	2,182
	Grayson County TX Junior College District GO	5.000%	2/15/2043	1,740	1,823
	Grayson County TX Junior College District GO	5.000%	2/15/2044	2,115	2,207
	Grayson County TX Junior College District GO	5.000%	2/15/2045	1,130	1,182
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/2035	1,220	1,286
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2036	2,045	2,052
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2037	3,740	3,727
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2038	3,895	3,825
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2039	2,555	2,460
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2040	1,820	1,719
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2041	2,765	2,587
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2038	1,270	1,330
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2039	1,000	1,042
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	3,400	3,527
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	5,125	5,343
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2041	5,440	5,653
[18]	Greenville Independent School District GO	5.000%	2/15/2042	2,175	2,330
[18]	Greenville Independent School District GO	5.000%	2/15/2043	1,250	1,336
[18]	Greenville Independent School District GO	5.000%	2/15/2044	1,000	1,066
[18]	Greenville Independent School District GO	5.000%	2/15/2045	1,750	1,852
[18]	Greenville Independent School District GO	5.000%	2/15/2046	1,655	1,742
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	3,025	3,279
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2034	2,410	2,598
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2035	1,750	1,878
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2036	1,360	1,452
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2037	1,430	1,519
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2038	1,005	1,062
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2039	1,000	1,051
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2040	1,320	1,380
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2041	2,180	2,269
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2042	1,270	1,317
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2043	2,000	2,067
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2044	2,055	2,119
[1]	Greenville TX GO	4.000%	2/15/2042	2,300	2,151
[1]	Greenville TX GO	4.000%	2/15/2043	2,395	2,223
[1]	Greenville TX GO	4.000%	2/15/2044	2,490	2,298
[18]	Greenwood Independent School District GO	4.000%	2/15/2042	9,840	9,508
[18]	Greenwood Independent School District GO	4.000%	2/15/2043	10,205	9,804
[18]	Greenwood Independent School District GO	4.000%	2/15/2044	9,000	8,559
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	3,480	3,775
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2039	1,305	1,406
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	6,240	6,573
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	2,585	2,771
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	6,395	6,710
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	1,435	1,530
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,063
[18]	Gregory-Portland TX Independent School District GO	4.000%	2/15/2043	16,550	15,805
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	880	933
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2031	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2032	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2033	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2034	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2035	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/2037	1,940	1,918
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	475	484
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	495	512
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2030	750	794
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2031	225	228
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2032	595	599
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2033	420	421
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2034	325	325
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2035	675	671
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2037	780	768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Gunter TX Special Assessment Revenue	4.750%	9/15/2036	1,583	1,557
[6]	Gunter TX Special Assessment Revenue	4.750%	9/15/2036	600	590
[6]	Gunter TX Special Assessment Revenue	5.625%	9/15/2046	745	734
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2034	1,000	1,026
[2]	Hale County TX GO	5.000%	3/15/2037	1,720	1,849
[2]	Hale County TX GO	5.000%	3/15/2038	1,485	1,588
[2]	Hale County TX GO	5.000%	3/15/2039	1,900	2,021
[2]	Hale County TX GO	5.000%	3/15/2040	1,800	1,906
[2]	Hale County TX GO	5.000%	3/15/2041	2,000	2,107
[18]	Harlandale Independent School District GO	5.000%	8/15/2040	2,140	2,263
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	44,130	46,878
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2026	1,050	1,056
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	1,000	1,026
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2028	1,045	1,071
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2029	1,205	1,234
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2031	1,500	1,532
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,725	2,726
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	8,415	8,323
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2035	1,300	1,272
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,185	2,187
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	13,440	14,515
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	16,105	17,394
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	6,000	6,488
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	20,000	21,676
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,060	3,359
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	16,065	17,654
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,725	1,853
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	4,000	3,322
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	2,695	2,524
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	5,000	5,209
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,900	5,143
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	50,000	50,000
	Harris County Flood Control District GO	4.000%	10/1/2037	4,400	4,386
	Harris County Flood Control District GO	4.000%	10/1/2039	7,790	7,586
	Harris County Flood Control District GO	5.250%	10/1/2039	2,500	2,679
	Harris County Flood Control District GO	5.250%	10/1/2040	2,375	2,535
	Harris County Flood Control District GO	4.000%	9/15/2041	1,520	1,434
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2032	5,015	5,112
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/2037	1,640	1,600
	Harris County Hospital District GO	5.000%	2/15/2033	2,885	3,154
	Harris County Hospital District GO	5.000%	2/15/2036	8,000	8,782
	Harris County Hospital District GO	5.000%	2/15/2037	9,285	10,120
	Harris County Hospital District GO	5.000%	2/15/2037	3,645	4,005
	Harris County Hospital District GO	5.000%	2/15/2041	10,000	10,661
	Harris County Hospital District GO	5.000%	2/15/2042	8,190	8,714
	Harris County Hospital District GO	5.000%	2/15/2045	4,395	4,656
	Harris County Hospital District GO	5.000%	2/15/2046	4,685	4,928
	Harris County Hospital District GO	5.000%	2/15/2047	4,220	4,411
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,860	1,867
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	74,690	76,691
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/2039	1,125	961
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2044	3,695	3,420
	Harris County Toll Road Authority Highway Revenue	3.000%	8/15/2044	14,880	11,495
	Harris County TX GO	5.000%	10/1/2027	7,415	7,609
	Harris County TX GO	5.000%	9/15/2028	525	549
	Harris County TX GO	5.000%	9/15/2028	2,500	2,613
	Harris County TX GO	5.000%	9/15/2029	1,635	1,737
[1]	Harris County TX GO	5.250%	8/15/2030	7,335	7,982
	Harris County TX GO	5.000%	10/1/2034	2,700	2,747
	Harris County TX GO	5.000%	9/15/2038	11,705	12,709
	Harris County TX GO	4.000%	9/15/2039	2,250	2,206
	Harris County TX GO	5.000%	9/15/2039	6,150	6,622
	Harris County TX GO	4.000%	9/15/2040	1,500	1,453
	Harris County TX GO	5.000%	9/15/2040	6,325	6,778
	Harris County TX GO	5.000%	9/15/2041	3,150	3,343
	Harris County TX GO	4.000%	9/15/2042	1,000	950
	Harris County TX GO	4.000%	9/15/2043	1,300	1,231
	Harris County TX GO	5.000%	9/15/2043	12,840	13,542
	Harris County TX GO	5.000%	9/15/2043	3,805	4,013
	Harris County TX GO	5.000%	9/15/2044	9,365	9,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2035	1,685	1,697
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2036	2,165	2,170
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2037	3,600	3,171
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2038	11,235	9,665
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,000	6,497
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2039	2,280	2,210
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	6,000	6,451
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2040	3,110	2,947
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	6,500	6,949
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	9,000	8,451
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	8,485	7,847
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2043	3,620	3,336
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	5,860	5,943
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	12,725	13,413
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	5,780	5,245
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	2,880	2,676
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,714
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,325	5,462
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,345	1,117
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,155	960
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	706
[18]	Hays Consolidated Independent School District GO	4.000%	2/15/2034	1,000	1,001
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2034	1,600	1,780
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2036	2,000	2,219
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2038	3,000	3,274
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2039	2,000	2,166
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2040	1,500	1,615
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	4,150	4,365
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	2,300	2,459
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2042	4,000	4,197
[18]	Hays Consolidated Independent School District GO	5.250%	2/15/2042	1,465	1,586
	Hays County TX GO	5.000%	2/15/2027	1,105	1,118
	Hays County TX GO	5.000%	2/15/2030	1,760	1,779
	Hays County TX GO	5.000%	2/15/2030	2,175	2,198
	Hays County TX GO	5.000%	2/15/2031	3,235	3,267
	Hays County TX GO	5.000%	2/15/2031	1,590	1,606
	Hays County TX GO	5.000%	2/15/2034	1,035	1,044
	Hays County TX GO	3.000%	2/15/2038	1,565	1,348
	Hays County TX GO	3.000%	2/15/2040	1,075	885
	Hays County TX GO	3.000%	2/15/2041	1,365	1,101
	Hays County TX GO	5.000%	2/15/2042	1,685	1,785
	Hays County TX GO	5.000%	2/15/2043	1,505	1,591
	Hays County TX GO	5.000%	2/15/2044	2,735	2,881
	Hays County TX GO	5.000%	2/15/2045	1,500	1,576
	Hays County TX GO	5.000%	2/15/2046	1,250	1,305
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/2030	255	241
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/2040	580	530
	Heath TX GO	5.000%	2/15/2043	3,435	3,619
	Heath TX GO	5.000%	2/15/2044	3,615	3,795
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2036	525	563
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2037	350	373
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2038	315	334
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/2041	1,000	966
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/2044	1,300	1,259
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	500	521
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	960	992
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	500	524
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	1,475	1,528
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	450	470
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	1,355	1,399
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,970	2,049
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,250	1,286
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,925	1,992
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,350	1,383
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,020
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	3,100	2,946
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	907
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,040	1,827
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	876
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2042	2,425	1,066
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2043	2,835	1,170
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2044	2,000	774
	Hidalgo County TX GO	4.000%	8/15/2035	1,450	1,456
	Hidalgo County TX GO	4.000%	8/15/2038	1,065	1,045
[18]	Houston Independent School District GO	4.000%	2/15/2032	3,155	3,163
[18]	Houston Independent School District GO	5.000%	2/15/2034	8,750	9,783
[18]	Houston Independent School District GO	5.000%	2/15/2035	3,500	3,934
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	3,710	3,784
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	3,095	3,202
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,110	3,214
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	5,500	5,675
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	4,450	4,584
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	10,000	10,283
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	5,500	5,645
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,675	3,701
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,095	3,117
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	1,635	1,685
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	8,010	8,254
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	3,800	3,806
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	870	878
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	1,000	1,007
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	10,000	10,927
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2037	1,900	1,656
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2037	1,905	1,964
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	1,585	1,345
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	2,600	2,162
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,565	1,607
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2041	3,695	3,927
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	5,540	5,870
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	1,010	1,033
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	4,470	4,727
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	2,425	2,556
	Houston TX GO	5.000%	3/1/2027	6,025	6,109
	Houston TX GO	5.000%	3/1/2027	125	127
	Houston TX GO	5.000%	3/1/2028	150	156
	Houston TX GO	5.000%	3/1/2029	6,000	6,071
	Houston TX GO	5.000%	3/1/2029	500	525
	Houston TX GO	5.000%	3/1/2031	4,015	4,330
	Houston TX GO	5.000%	3/1/2032	3,840	3,845
	Houston TX GO	5.000%	3/1/2032	1,050	1,143
	Houston TX GO	4.000%	3/1/2033	5,000	5,011
	Houston TX GO	5.000%	3/1/2033	1,000	1,097
	Houston TX GO	4.000%	3/1/2035	3,000	3,003
	Houston TX GO	3.000%	3/1/2036	1,015	925
	Houston TX GO	5.000%	3/1/2036	1,000	1,101
	Houston TX GO	3.000%	3/1/2037	3,500	3,126
	Houston TX GO	3.000%	3/1/2038	3,250	2,840
	Houston TX GO	5.000%	3/1/2038	5,890	6,343
	Houston TX GO	5.000%	3/1/2038	810	872
	Houston TX GO	3.000%	3/1/2039	2,500	2,116
	Houston TX GO	5.000%	3/1/2039	1,415	1,514
	Houston TX GO	3.000%	3/1/2040	2,630	2,178
	Houston TX GO	5.000%	3/1/2040	3,000	3,189
	Houston TX GO	5.250%	3/1/2040	1,800	1,926
	Houston TX GO	3.000%	3/1/2041	3,170	2,572
	Houston TX GO	5.000%	3/1/2041	3,750	3,966
	Houston TX GO	5.000%	3/1/2041	2,870	3,035
	Houston TX GO	5.000%	3/1/2042	6,250	6,590
	Houston TX GO	5.000%	3/1/2042	2,840	2,995
	Houston TX GO	5.000%	3/1/2042	1,000	1,060
	Houston TX GO	5.000%	3/1/2043	10,000	10,527
	Houston TX GO	5.000%	3/1/2043	3,000	3,158
	Houston TX GO	5.000%	3/1/2043	1,250	1,323
	Houston TX GO	5.250%	3/1/2043	2,300	2,444
	Houston TX GO	5.000%	3/1/2044	15,345	16,106
	Houston TX GO	5.000%	3/1/2044	3,220	3,380
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/2033	315	298
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2038	4,500	4,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2038	500	533
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2039	3,250	3,472
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2039	500	528
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2042	2,615	2,753
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2042	2,735	2,900
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2042	500	522
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	3,500	3,697
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	2,685	2,843
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	500	520
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	2,810	2,957
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	2,005	2,110
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	400	414
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	2,815	2,957
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	1,000	1,032
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	825	846
[18]	Humble Independent School District GO	5.000%	2/15/2035	3,995	4,314
[18]	Humble Independent School District GO	5.000%	2/15/2038	1,850	2,029
[18]	Humble Independent School District GO	5.000%	2/15/2040	1,225	1,307
[18]	Humble Independent School District GO	3.000%	2/15/2041	2,990	2,484
[18]	Humble Independent School District GO	5.000%	2/15/2041	2,525	2,679
[18]	Humble Independent School District GO	5.000%	2/15/2041	1,750	1,872
[18]	Humble Independent School District GO	5.000%	2/15/2042	2,500	2,640
[18]	Humble Independent School District GO	5.000%	2/15/2042	2,100	2,234
[18]	Humble Independent School District GO	5.000%	2/15/2043	1,150	1,213
[18]	Humble Independent School District GO	5.000%	2/15/2043	1,475	1,562
[18]	Humble Independent School District GO	5.000%	2/15/2044	1,000	1,052
[18]	Humble Independent School District GO	5.000%	2/15/2044	2,000	2,110
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2032	1,070	1,077
	Hunt Memorial Hospital District Charitable Health GO	4.375%	2/15/2036	3,315	3,139
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2041	1,270	1,295
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2045	1,045	1,055
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	14,475	14,017
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	18,200	17,527
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	5,010	5,330
[2]	Hutto TX GO	5.000%	8/1/2033	1,075	1,183
[2]	Hutto TX GO	5.000%	8/1/2034	1,325	1,466
[2]	Hutto TX GO	5.000%	8/1/2040	3,000	3,190
[2]	Hutto TX GO	5.000%	8/1/2041	2,000	2,115
	Hutto TX GO	5.000%	8/1/2042	3,265	3,393
[2]	Hutto TX GO	5.000%	8/1/2042	2,250	2,371
[2]	Hutto TX GO	5.000%	8/1/2043	5,250	5,511
[2]	Hutto TX GO	5.000%	8/1/2044	6,200	6,480
[18]	Irving Independent School District GO	5.000%	2/15/2027	1,615	1,635
[18]	Irving Independent School District GO	5.000%	2/15/2028	1,495	1,547
[18]	Irving Independent School District GO	5.000%	2/15/2029	1,825	1,923
[18]	Irving Independent School District GO	5.000%	2/15/2038	5,295	5,807
[18]	Irving Independent School District GO	5.000%	2/15/2039	4,400	4,694
[18]	Irving Independent School District GO	5.000%	2/15/2040	9,270	9,850
[18]	Irving Independent School District GO	5.000%	2/15/2041	4,000	4,231
[18]	Irving Independent School District GO	5.000%	2/15/2041	4,925	5,269
[18]	Irving Independent School District GO	5.000%	2/15/2042	8,890	9,389
[18]	Irving Independent School District GO	5.000%	2/15/2042	3,840	4,097
[18]	Irving Independent School District GO	5.000%	2/15/2043	3,820	4,025
[18]	Irving Independent School District GO	5.000%	2/15/2043	4,190	4,465
	Irving TX GO	5.000%	9/15/2026	1,940	1,945
	Irving TX GO	5.000%	9/15/2027	2,020	2,073
	Irving TX GO	5.000%	9/15/2036	1,135	1,224
	Irving TX GO	5.000%	9/15/2039	1,315	1,396
	Irving TX GO	4.000%	9/15/2040	6,050	5,849
	Irving TX GO	4.000%	9/15/2041	6,050	5,730
	Irving TX GO	4.000%	9/15/2042	6,050	5,663
	Irving TX GO	4.000%	9/15/2043	6,050	5,682
	Irving TX GO	4.000%	9/15/2044	6,050	5,641
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2027	120	121
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2028	145	148
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2029	155	159
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2030	200	204
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2031	145	148
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2032	150	152
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2033	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2034	150	152
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2035	175	177
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2036	250	252
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2037	250	251
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2038	300	300
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2039	300	297
[18]	Jacksboro Independent School District GO	5.000%	2/15/2038	2,680	2,880
[18]	Jacksboro Independent School District GO	5.000%	2/15/2039	2,820	3,011
[18]	Jacksboro Independent School District GO	5.000%	2/15/2040	2,965	3,142
[18]	Jacksboro Independent School District GO	5.000%	2/15/2041	3,115	3,290
[18]	Jarrell Independent School District GO	3.000%	8/15/2039	1,775	1,508
[18]	Jarrell Independent School District GO	3.000%	8/15/2040	2,200	1,848
[18]	Jarrell Independent School District GO	5.000%	2/15/2043	1,370	1,423
[18]	Johnson City Independent School District GO	5.000%	2/15/2039	1,835	1,965
[18]	Johnson City Independent School District GO	5.000%	2/15/2040	1,930	2,048
[18]	Johnson City Independent School District GO	5.000%	2/15/2041	2,025	2,139
[18]	Johnson City Independent School District GO	5.000%	2/15/2042	2,130	2,241
[18]	Johnson City Independent School District GO	5.000%	2/15/2043	2,240	2,354
[18]	Johnson City Independent School District GO	5.000%	2/15/2044	2,355	2,465
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/2030	246	247
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/2043	1,250	1,272
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #3-4 Project)	4.350%	9/1/2036	1,360	1,333
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #3-4 Project)	5.250%	9/1/2046	2,220	2,164
[18]	Joshua Independent School District GO	5.000%	8/15/2031	500	543
[18]	Joshua Independent School District GO	5.000%	8/15/2032	1,000	1,094
[18]	Joshua Independent School District GO	5.000%	8/15/2033	550	607
[18]	Joshua Independent School District GO	5.000%	8/15/2040	1,750	1,852
[18]	Joshua Independent School District GO	5.000%	8/15/2041	1,070	1,130
[18]	Joshua Independent School District GO	5.000%	8/15/2042	1,300	1,371
[18]	Joshua Independent School District GO	5.000%	8/15/2043	1,675	1,760
[18]	Joshua Independent School District GO	5.000%	8/15/2044	1,475	1,543
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/2031	225	210
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/2041	475	389
[18]	Katy Independent School District GO	5.000%	2/15/2032	2,545	2,783
[18]	Katy Independent School District GO	5.000%	2/15/2033	2,000	2,204
[18]	Katy Independent School District GO	5.000%	2/15/2034	1,200	1,331
[18]	Katy Independent School District GO	4.000%	2/15/2039	1,000	992
[18]	Katy Independent School District GO	4.000%	2/15/2040	1,250	1,229
[18]	Katy Independent School District GO	5.000%	2/15/2040	3,180	3,342
[18]	Katy Independent School District GO	4.000%	2/15/2041	1,025	1,001
[18]	Katy Independent School District GO	5.000%	2/15/2041	4,500	4,715
[18]	Katy Independent School District GO	5.000%	2/15/2042	5,000	5,223
[18]	Katy Independent School District GO	5.000%	2/15/2042	4,000	4,208
[18]	Katy Independent School District GO	5.000%	2/15/2043	3,000	3,128
[18]	Katy Independent School District GO	5.000%	2/15/2043	1,725	1,812
[18]	Keller TX Independent School District GO	5.000%	2/15/2028	2,120	2,197
[18]	Kennedale Independent School District GO	4.000%	2/15/2040	1,365	1,337
[18]	Kennedale Independent School District GO	4.000%	2/15/2041	1,445	1,405
[18]	Kennedale Independent School District GO	4.000%	2/15/2042	1,425	1,377
[18]	Kennedale Independent School District GO	4.000%	2/15/2043	1,140	1,096
[18]	Kennedale Independent School District GO	5.000%	2/15/2043	2,370	2,493
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2037	1,150	1,242
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2038	1,200	1,287
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2039	1,275	1,358
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2040	1,330	1,407
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2041	2,785	2,933
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2042	2,920	3,065
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2043	1,750	1,867
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2044	2,000	2,128
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2045	7,500	7,971
[18]	Kilgore Independent School District GO	3.000%	2/15/2039	4,455	3,820
	Killeen TX GO	4.000%	8/1/2040	1,910	1,855
	Killeen TX GO	4.000%	8/1/2043	6,915	6,564
[18]	Klein Independent School District GO	5.000%	8/1/2035	2,000	2,002
[18]	Klein Independent School District GO	5.000%	8/1/2036	1,715	1,909
[18]	Klein Independent School District GO	5.000%	8/1/2037	3,000	3,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Klein Independent School District GO	5.000%	8/1/2037	2,680	2,961
[18]	Klein Independent School District GO	5.000%	8/1/2038	1,500	1,646
[18]	Klein Independent School District GO	5.000%	8/1/2041	1,775	1,904
[18]	Klein Independent School District GO	5.000%	8/1/2042	1,400	1,494
[18]	Klein Independent School District GO	5.000%	8/1/2043	2,000	2,122
[18]	Krum Independent School District GO	5.250%	8/15/2038	2,135	2,364
[18]	Krum Independent School District GO	5.250%	8/15/2039	2,245	2,466
[18]	Krum Independent School District GO	5.250%	8/15/2040	1,365	1,487
[18]	Krum Independent School District GO	5.250%	8/15/2041	1,490	1,615
[18]	Krum Independent School District GO	5.250%	8/15/2042	1,370	1,479
[18]	Krum Independent School District GO	5.250%	8/15/2044	1,650	1,772
[1]	Kyle TX GO	5.000%	8/15/2037	350	377
[1]	Kyle TX GO	5.000%	8/15/2038	440	470
[1]	Kyle TX GO	5.000%	8/15/2039	735	778
[1]	Kyle TX GO	5.000%	8/15/2040	600	630
[1]	Kyle TX GO	5.000%	8/15/2041	560	587
[1]	Kyle TX GO	5.000%	8/15/2042	860	898
[1]	Kyle TX GO	5.000%	8/15/2043	675	703
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/2033	504	510
	Kyle TX Special Assessment Revenue	4.500%	9/1/2036	829	822
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/2043	1,542	1,602
[4]	Kyle TX Special Assessment Revenue	4.000%	9/1/2046	155	132
	Kyle TX Special Assessment Revenue	5.375%	9/1/2046	750	749
[18]	La Porte TX Independent School District GO	5.000%	2/15/2037	2,500	2,717
[18]	La Porte TX Independent School District GO	5.000%	2/15/2038	2,000	2,161
[18]	La Porte TX Independent School District GO	5.000%	2/15/2039	6,790	7,279
[18]	La Porte TX Independent School District GO	5.000%	2/15/2040	2,750	2,933
[18]	La Porte TX Independent School District GO	5.000%	2/15/2041	2,880	3,058
[18]	La Porte TX Independent School District GO	5.000%	2/15/2042	3,015	3,184
[18]	La Porte TX Independent School District GO	5.000%	2/15/2043	3,155	3,319
[18]	La Vega Independent School District GO	5.000%	2/15/2039	1,000	1,068
[18]	La Vega Independent School District GO	5.000%	2/15/2040	1,075	1,142
[18]	La Vega Independent School District GO	5.000%	2/15/2041	1,905	2,017
[18]	La Vega Independent School District GO	5.000%	2/15/2042	2,000	2,108
[18]	La Vega Independent School District GO	5.000%	2/15/2043	2,080	2,188
[18]	La Vega Independent School District GO	5.000%	2/15/2044	1,445	1,513
[18]	Lake Dallas Independent School District GO	4.000%	8/15/2031	1,115	1,124
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	280	287
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	275	284
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	300	311
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2031	325	339
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2032	475	470
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	443
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2034	625	530
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	475	460
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	475	454
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	1,025	793
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2039	1,325	998
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2040	900	663
[4,5]	Lakeside Place PFC TX Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	23,960	23,960
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/2032	400	407
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2034	2,585	2,610
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/2038	2,000	1,737
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/2039	2,000	1,702
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2039	5,000	5,332
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2040	7,000	7,408
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	9,000	9,484
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	2,100	2,228
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	10,000	10,502
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	2,700	2,853
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5,945	5,976
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	11,155	11,679
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	2,100	2,212
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2044	4,600	4,819
[18]	Lancaster TX Independent School District GO	4.000%	2/15/2033	1,000	1,002
	Laredo TX GO	5.000%	2/15/2037	1,000	1,072
	Laredo TX GO	5.000%	2/15/2038	1,715	1,828
	Laredo TX GO	4.000%	2/15/2039	3,085	3,022
	Laredo TX GO	4.000%	2/15/2040	3,670	3,561
	Laredo TX GO	4.125%	2/15/2041	2,340	2,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo TX GO	4.125%	2/15/2042	4,045	3,928
	Laredo TX GO	4.250%	2/15/2043	3,270	3,213
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2034	300	301
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2035	235	236
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2036	550	550
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2038	750	798
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2039	625	608
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2039	550	582
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2041	1,175	1,231
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2042	600	627
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,659
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	995	977
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	99
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	150
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/2032	537	519
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/2042	1,108	1,180
[4]	Lavon TX Special Assessment Revenue	5.000%	9/15/2044	429	427
[4]	Lavon TX Special Assessment Revenue	5.125%	9/15/2044	600	613
[4]	Lavon TX Special Assessment Revenue	5.750%	9/15/2045	872	905
[18]	Leander Independent School District GO	0.000%	8/15/2031	310	261
[18]	Leander Independent School District GO	0.000%	8/15/2032	400	323
[18]	Leander Independent School District GO	0.000%	8/15/2033	540	418
[18]	Leander Independent School District GO	0.000%	8/15/2034	2,000	1,481
[18]	Leander Independent School District GO	0.000%	8/15/2035	5,500	3,883
[18]	Leander Independent School District GO	5.000%	8/15/2037	8,550	9,441
[18]	Leander Independent School District GO	5.000%	8/15/2038	16,025	17,529
[18]	Leander Independent School District GO	4.000%	2/15/2039	4,090	4,068
[18]	Leander Independent School District GO	5.000%	8/15/2039	15,355	16,623
[18]	Leander Independent School District GO	4.000%	2/15/2040	4,255	4,195
[18]	Leander Independent School District GO	5.000%	8/15/2040	6,500	6,989
[18]	Leander Independent School District GO	4.000%	2/15/2041	10,410	10,180
[18]	Leander Independent School District GO	5.000%	2/15/2042	8,830	9,310
[18]	Leander Independent School District GO	4.250%	2/15/2043	4,000	3,969
	Leander TX GO	5.000%	8/15/2042	1,490	1,575
	Leander TX GO	5.000%	8/15/2043	1,550	1,634
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,915	1,906
[18]	Lewisville Independent School District GO	5.000%	8/15/2027	4,230	4,330
[18]	Lewisville Independent School District GO	5.000%	8/15/2037	4,000	4,374
[18]	Lewisville Independent School District GO	5.000%	8/15/2038	1,180	1,273
[18]	Lewisville Independent School District GO	5.000%	8/15/2038	4,000	4,340
[18]	Lewisville Independent School District GO	5.000%	8/15/2042	10,000	10,619
[18]	Lewisville Independent School District GO	5.000%	8/15/2043	4,550	4,804
[18]	Lewisville Independent School District GO	5.000%	8/15/2044	1,815	1,906
	Lewisville TX GO	5.000%	2/15/2028	3,290	3,401
	Lewisville TX GO	5.000%	2/15/2036	1,440	1,577
	Lewisville TX GO	4.000%	2/15/2038	2,250	2,252
	Lewisville TX GO	4.000%	2/15/2042	2,550	2,422
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2037	1,000	1,076
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2038	4,990	5,282
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2038	535	572
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2039	4,770	5,015
[18]	Liberty Hill Independent School District GO	3.000%	2/1/2040	2,650	2,203
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2040	4,850	5,071
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2040	1,100	1,161
[18]	Liberty Hill Independent School District GO	3.000%	2/1/2041	2,000	1,624
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2041	1,180	1,241
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,945	2,020
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,605	1,682
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2043	1,600	1,672
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	944	883
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/2032	211	201
[18]	Little Elm Independent School District GO	5.000%	8/15/2042	1,910	2,030
[18]	Little Elm Independent School District GO	5.000%	8/15/2043	2,070	2,188
[18]	Little Elm Independent School District GO	5.000%	8/15/2047	6,620	6,836
[18]	Longview Independent School District GO	5.000%	2/15/2040	4,000	4,299
[18]	Longview Independent School District GO	5.000%	2/15/2041	3,725	3,978
[18]	Longview Independent School District GO	5.000%	2/15/2042	9,755	10,374
[18]	Longview Independent School District GO	5.000%	2/15/2043	4,755	5,035
[18]	Longview Independent School District GO	5.000%	2/15/2044	5,585	5,889
[18]	Lovejoy Independent School District GO	5.000%	2/15/2034	1,180	1,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Lovejoy Independent School District GO	5.000%	2/15/2035	1,250	1,398
[18]	Lovejoy Independent School District GO	5.000%	2/15/2037	1,805	2,002
[18]	Lovejoy Independent School District GO	5.000%	2/15/2038	1,700	1,872
[18]	Lovejoy Independent School District GO	5.000%	2/15/2039	2,125	2,322
[18]	Lovejoy Independent School District GO	5.000%	2/15/2040	3,100	3,358
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	2,000	2,178
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,750	1,920
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,125	3,384
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	1,615	1,698
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	4,750	5,040
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	2,855	2,770
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	3,440	3,655
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,975	3,148
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2042	1,250	1,309
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,480	1,546
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2044	1,650	1,713
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,675	1,729
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	15,070	15,494
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,040	26,887
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,350	1,458
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	2,250	2,351
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	3,000	3,128
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,245	1,316
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	2,010	2,063
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	4,250	4,421
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	1,500	1,581
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	3,065	3,140
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	4,500	4,670
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	1,250	1,313
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,060	1,106
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	2,400	2,529
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	3,000	3,148
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2038	1,870	2,006
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,000	2,072
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,635	9,021
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,000	1,056
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2039	2,190	2,338
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,710	2,799
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,570	2,700
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	17,345	18,049
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2040	2,000	2,125
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,380
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	13,475	13,986
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2041	1,000	1,059
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	5,350	5,663
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	6,000	6,318
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2042	2,000	2,110
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2043	8,000	7,570
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	8,650	9,128
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,000	4,199
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,395	3,421
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,249
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,215
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,095	1,143
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	6,655	6,896
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	1,200	1,225
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2034	3,015	3,216
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2036	5,250	5,556
[4]	Lowry Crossing TX Special Assessment Revenue	4.750%	9/15/2035	351	359
[4]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	275	284
	Lubbock County TX GO	4.000%	2/15/2042	2,040	1,924
	Lubbock County TX GO	4.000%	2/15/2043	2,335	2,195
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	465	462
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2034	1,825	1,843
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2035	4,415	4,441
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2036	3,620	3,626
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2037	7,510	6,598
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2038	3,420	3,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2039	3,640	3,834
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2040	10,095	8,335
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2040	3,820	3,995
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2041	4,010	4,174
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2042	2,000	2,076
	Lubbock TX GO	4.000%	2/15/2041	1,195	1,145
[18]	Lubbock-Cooper Independent School District GO	5.000%	2/15/2044	1,895	1,984
[18]	Lumberton Independent School District GO	3.000%	2/15/2040	1,415	1,193
[18]	Mabank Independent School District GO	5.000%	8/15/2042	2,355	2,484
	Mainland College GO	4.000%	8/15/2031	795	809
	Mainland College GO	4.000%	8/15/2032	560	568
	Mainland College GO	4.000%	8/15/2033	510	516
	Mainland College GO	4.000%	8/15/2034	635	640
	Mainland College GO	4.000%	8/15/2035	500	502
	Mainland College GO	4.000%	8/15/2036	1,000	1,001
	Mainland College GO	4.000%	8/15/2037	750	746
	Mainland College GO	4.000%	8/15/2038	750	737
	Mainland College GO	4.000%	8/15/2039	1,680	1,634
	Mainland College GO	4.000%	8/15/2040	895	851
[18]	Malakoff Independent School District GO	2.000%	2/15/2038	2,805	2,151
[18]	Malakoff Independent School District GO	2.000%	2/15/2039	2,865	2,131
[18]	Malakoff Independent School District GO	2.000%	2/15/2040	2,920	2,082
[18]	Malakoff Independent School District GO	2.000%	2/15/2041	2,980	2,076
	Mansfield TX GO	5.000%	2/15/2039	1,000	1,054
	Mansfield TX GO	5.000%	2/15/2042	4,210	4,410
	Mansfield TX GO	5.000%	2/15/2043	4,425	4,623
	Mansfield TX GO	5.000%	2/15/2044	4,650	4,843
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2042	1,100	1,147
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2043	1,120	1,164
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2044	1,010	1,050
[18]	Marble Falls Independent School District GO	5.000%	2/15/2036	2,125	2,358
[18]	Marble Falls Independent School District GO	5.000%	2/15/2037	3,430	3,780
[18]	Marble Falls Independent School District GO	5.000%	2/15/2038	4,500	4,921
[18]	Marble Falls Independent School District GO	5.000%	2/15/2041	1,500	1,609
[18]	Marble Falls Independent School District GO	5.000%	2/15/2042	10,700	11,431
[18]	McGregor Independent School District GO	5.000%	2/15/2042	1,250	1,323
[18]	McKinney Independent School District GO	5.000%	2/15/2037	2,000	2,047
[18]	McKinney Independent School District GO	2.000%	2/15/2040	2,000	1,426
[18]	McKinney Independent School District GO	2.000%	2/15/2041	2,000	1,393
	McKinney TX GO	5.000%	8/15/2033	275	300
	McKinney TX GO	3.500%	8/15/2034	775	762
	McKinney TX GO	3.625%	8/15/2035	780	766
	McKinney TX GO	3.750%	8/15/2037	1,065	1,029
	McKinney TX GO	3.875%	8/15/2039	1,830	1,719
	McKinney TX GO	3.875%	8/15/2040	1,900	1,774
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2032	350	382
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2033	700	760
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2034	500	541
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2035	570	614
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2036	1,000	1,071
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2037	750	798
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2038	750	794
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2039	1,000	1,053
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2040	725	760
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2042	1,000	1,042
[6]	Mclendon-Chisholm TX Special Assessment Revenue	4.500%	9/15/2036	619	610
[6]	Mclendon-Chisholm TX Special Assessment Revenue	5.250%	9/15/2046	400	392
[18]	McLennan County Midway Independent School District GO	5.000%	8/15/2042	4,100	4,383
[18]	Medina Valley Independent School District GO	5.000%	2/15/2041	8,390	8,851
[18]	Medina Valley Independent School District GO	5.000%	2/15/2042	11,475	12,071
[18]	Medina Valley Independent School District GO	5.000%	2/15/2043	5,000	5,249
[18]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	595	592
[18]	Melissa Independent School District GO	5.000%	2/1/2032	500	545
[18]	Melissa Independent School District GO	5.000%	2/1/2033	600	660
[18]	Melissa Independent School District GO	5.000%	2/1/2034	1,000	1,107
[18]	Melissa Independent School District GO	5.000%	2/1/2041	1,350	1,439
[18]	Melissa Independent School District GO	5.000%	2/1/2042	1,000	1,055
[18]	Melissa Independent School District GO	5.000%	2/1/2042	1,320	1,401
[18]	Melissa Independent School District GO	5.000%	2/1/2043	1,790	1,893
[18]	Melissa Independent School District GO	5.000%	2/1/2044	1,775	1,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,000	2,877
[18]	Midland Independent School District GO	5.000%	2/15/2037	1,070	1,158
[18]	Midland Independent School District GO	4.000%	2/15/2039	4,500	4,486
[18]	Midland Independent School District GO	4.000%	2/15/2041	2,900	2,816
[18]	Midland Independent School District GO	4.000%	2/15/2042	12,855	12,450
[18]	Midland Independent School District GO	4.000%	2/15/2043	23,945	23,113
[18]	Midland Independent School District GO	4.000%	2/15/2044	15,000	14,370
	Midland TX GO	4.000%	2/15/2038	3,000	3,011
	Midland TX GO	4.000%	2/15/2040	4,450	4,345
	Midland TX GO	4.000%	2/15/2041	7,000	6,778
	Midland TX GO	4.000%	3/1/2042	1,050	990
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	250
	Mont Belvieu TX GO	4.000%	8/15/2037	1,745	1,731
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	525	525
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2032	685	686
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2033	710	711
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2034	1,520	1,521
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2036	1,110	1,111
	Montgomery County TX GO	4.000%	3/1/2029	11,625	11,789
	Montgomery County TX GO	4.000%	3/1/2030	13,500	13,657
	Montgomery County TX GO	5.000%	3/1/2036	2,750	3,038
	Montgomery County TX GO	5.000%	3/1/2037	2,665	2,923
	Montgomery County TX GO	5.000%	3/1/2038	5,595	6,095
	Montgomery County TX GO	5.000%	3/1/2039	6,050	6,544
	Montgomery County TX GO	5.000%	3/1/2040	2,500	2,684
	Montgomery County TX GO	5.000%	3/1/2041	5,850	6,251
[18]	Montgomery Independent School District GO	5.000%	2/15/2031	1,350	1,461
[18]	Montgomery Independent School District GO	5.000%	2/15/2032	1,715	1,875
[18]	Montgomery Independent School District GO	5.000%	2/15/2033	1,880	2,075
[18]	Montgomery Independent School District GO	5.000%	2/15/2040	4,395	4,596
[18]	New Braunfels Independent School District GO	3.000%	2/1/2039	2,970	2,559
[18]	New Caney Independent School District GO	5.000%	2/15/2027	1,000	1,012
[18]	New Caney Independent School District GO	5.000%	2/15/2028	525	543
[18]	New Caney Independent School District GO	5.000%	2/15/2029	1,300	1,369
[18]	New Caney Independent School District GO	5.000%	2/15/2039	1,300	1,397
[18]	New Caney Independent School District GO	5.000%	2/15/2040	3,500	3,729
[18]	New Caney Independent School District GO	5.000%	2/15/2041	3,850	4,085
[18]	New Caney Independent School District GO	5.000%	2/15/2041	2,000	2,123
[18]	New Caney Independent School District GO	5.000%	2/15/2042	4,150	4,385
[18]	New Caney Independent School District GO	5.000%	2/15/2042	1,000	1,060
[18]	New Caney Independent School District GO	5.000%	2/15/2043	1,650	1,744
[18]	New Caney Independent School District GO PUT	4.000%	8/15/2027	1,280	1,294
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,450	2,452
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,000	2,035
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	3,125	3,128
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	3,610	3,608
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,135	8,468
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,000	2,978
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	3,520	3,763
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	8,340	8,199
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,845	2,763
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	1,000	1,030
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	4,850	5,290
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	3,050	3,311
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	3,025	3,271
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,270	3,524
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	3,605	3,868
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	19,655	20,607
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	2,720	2,846
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2032	840	786
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2037	1,155	1,033
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2042	1,825	1,524
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.375%	11/15/2036	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2046	100	91
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	720	767
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2034	1,500	1,517
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	9,000	8,804
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/2029	1,070	1,071
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2035	1,400	1,401
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	334
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2032	665	709
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2033	695	744
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2034	585	628
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2035	610	654
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2040	2,240	2,330
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,005	2,005
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2045	2,000	2,145
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,180	1,180
[4,5]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	3.250%	8/3/2026	27,995	27,995
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2041	1,000	1,068
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2042	2,855	3,034
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2043	2,530	2,678
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2044	1,810	1,906
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2045	1,515	1,588
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2046	2,335	2,431
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,230	1,345
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	750	812
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	1,620	1,760
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	900	971
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	740	790
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,200	1,285
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	700	742
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,000	1,064
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	700	737
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,100	1,153
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,300	1,356
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,100	1,137
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	760	790
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	1,000	1,030
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	745	773
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	1,000	1,027
[18]	North East TX Independent School District GO	5.000%	8/1/2033	1,440	1,596
[18]	North East TX Independent School District GO	5.000%	8/1/2034	5,500	6,136
[18]	North East TX Independent School District GO	4.000%	8/1/2035	1,250	1,255
[18]	North East TX Independent School District GO	5.000%	8/1/2035	3,750	4,159
[18]	North East TX Independent School District GO	5.000%	8/1/2036	4,000	4,403
[18]	North East TX Independent School District GO	3.000%	8/1/2038	1,200	1,038
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2034	375	380
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2035	750	681
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2036	590	524
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	293	285
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	3,153	3,133
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	14,655	13,933
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2040	3,300	2,388
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2041	4,605	4,941
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2042	4,835	5,174
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2041	5,000	5,346
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2035	1,075	987
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2037	4,490	3,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2045	6,055	4,694
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,175	17,328
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	4,810	5,060
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,180	6,580
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,350	2,547
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,465	3,736
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	13,500	13,528
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,180	6,771
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	10,000	10,884
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,575	2,579
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,000	2,028
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	2,415	2,433
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	835	923
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,250	1,382
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	11,710	12,841
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,035	2,038
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,000	2,020
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	4,275	4,305
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	7,050	7,843
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	8,935	9,847
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	6,905	7,682
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2035	3,000	3,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	5,025	5,058
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	13,245	13,248
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	3,100	3,101
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	1,345	1,347
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	7,045	7,087
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	2,955	3,014
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	10,000	9,962
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,000	2,941
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	35,240	35,107
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,300	3,274
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	10,200	10,256
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20,000	17,545
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	3,105	3,009
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	2,500	2,453
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	6,595	6,709
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,500	10,041
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,250	10,975
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	11,265	11,834
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	1,885	1,744
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	1,500	1,582
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	4,145	4,401
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	5,575	6,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	32,685	33,077
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	1,250	1,320
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	1,545	1,418
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	4,275	4,576
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,000	13,135
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2028	4,690	4,839
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	1,500	1,439
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	7,000	6,278
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	15,195	13,130
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	15,860	13,176
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	13,000	10,365
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	51,490	39,384
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	12,500	9,134
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,000	6,959
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	7,310	4,830
[18]	Northside Independent School District GO	5.000%	8/1/2037	1,000	1,074
[18]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,062
[18]	Northside Independent School District GO	3.000%	6/1/2040	1,000	824
[18]	Northside Independent School District GO	5.000%	8/1/2040	1,485	1,569
[18]	Northside Independent School District GO	5.000%	8/15/2040	1,500	1,595
[18]	Northside Independent School District GO	5.000%	8/1/2041	3,000	3,159
[18]	Northside Independent School District GO	5.000%	8/1/2042	2,165	2,273
[18]	Northside Independent School District GO	5.000%	8/15/2042	1,500	1,582
[18]	Northside Independent School District GO PUT	3.000%	8/1/2026	9,675	9,675
[18]	Northside Independent School District GO PUT	2.000%	6/1/2027	4,145	4,104
[18]	Northside Independent School District GO PUT	3.100%	8/1/2029	21,120	21,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Northwest Independent School District GO	5.000%	2/15/2032	1,000	1,093
[18]	Northwest Independent School District GO	5.000%	2/15/2033	1,175	1,297
[18]	Northwest Independent School District GO	5.000%	2/15/2034	1,500	1,646
[18]	Northwest Independent School District GO	5.000%	2/15/2039	2,000	2,116
[18]	Northwest Independent School District GO	5.000%	2/15/2039	1,035	1,101
[18]	Northwest Independent School District GO	5.000%	2/15/2039	1,985	2,100
[18]	Northwest Independent School District GO	4.000%	2/15/2040	1,550	1,502
[18]	Northwest Independent School District GO	5.000%	2/15/2040	2,055	2,164
[18]	Northwest Independent School District GO	5.000%	2/15/2040	4,500	4,738
[18]	Northwest Independent School District GO	5.000%	2/15/2041	4,800	5,039
[18]	Northwest Independent School District GO	5.000%	2/15/2041	1,125	1,185
[18]	Northwest Independent School District GO	4.000%	2/15/2042	7,000	6,695
[18]	Northwest Independent School District GO	5.000%	2/15/2042	1,735	1,820
[18]	Northwest Independent School District GO	5.000%	2/15/2042	1,960	2,056
[18]	Northwest Independent School District GO	4.000%	2/15/2043	5,800	5,480
[18]	Northwest Independent School District GO	5.000%	2/15/2043	2,705	2,830
[18]	Northwest Independent School District GO	5.000%	2/15/2043	1,840	1,925
[18]	Northwest Independent School District GO	5.000%	2/15/2044	4,090	4,267
[18]	Northwest Independent School District GO	5.000%	2/15/2044	2,635	2,749
	Nueces County TX GO	4.000%	2/15/2034	480	487
	Nueces County TX GO	4.000%	2/15/2036	640	640
	Nueces County TX GO	4.000%	2/15/2039	1,250	1,197
	Odessa Junior College District GO	5.000%	8/15/2026	770	771
	Odessa Junior College District GO	5.000%	8/15/2028	660	673
	Odessa Junior College District GO	4.000%	8/15/2035	2,170	2,147
	Odessa Junior College District GO	4.000%	8/15/2037	2,885	2,750
	Odessa TX GO	3.000%	3/1/2033	5,355	4,985
	Odessa TX GO	3.000%	3/1/2034	2,685	2,464
	Odessa TX GO	3.000%	3/1/2035	2,425	2,184
[18]	Palacios Independent School District GO	4.000%	2/15/2034	3,115	3,192
[18]	Palacios Independent School District GO	4.000%	2/15/2035	3,240	3,299
[18]	Palestine Independent School District GO	5.000%	2/15/2036	1,400	1,555
[18]	Palestine Independent School District GO	5.000%	2/15/2037	1,900	2,094
[18]	Palestine Independent School District GO	5.000%	2/15/2039	2,000	2,167
[18]	Palestine Independent School District GO	5.000%	2/15/2044	1,220	1,299
[18]	Pampa Independent School District GO	5.000%	8/15/2039	1,000	1,072
[18]	Pampa Independent School District GO	5.000%	8/15/2041	2,280	2,428
[18]	Pampa Independent School District GO	5.000%	8/15/2043	1,045	1,104
[18]	Pampa Independent School District GO	5.000%	8/15/2044	1,340	1,409
[18]	Pasadena Independent School District GO	5.000%	2/15/2040	3,280	3,460
[18]	Pasadena Independent School District GO	5.000%	2/15/2041	1,585	1,665
[18]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,044
[18]	Pasadena Independent School District GO	5.000%	2/15/2043	3,500	3,635
[18]	Pearland Independent School District GO	5.000%	2/15/2042	7,140	7,316
[2]	Pearland TX GO	5.000%	9/1/2031	510	554
[2]	Pearland TX GO	5.000%	9/1/2032	735	805
	Pearland TX GO	5.000%	9/1/2032	325	356
	Pearland TX GO	5.000%	9/1/2033	645	712
[2]	Pearland TX GO	5.000%	9/1/2034	540	592
	Pearland TX GO	5.000%	9/1/2034	1,015	1,124
[2]	Pearland TX GO	5.000%	9/1/2035	565	615
	Pearland TX GO	5.000%	9/1/2035	1,165	1,294
[2]	Pearland TX GO	5.000%	9/1/2036	605	655
	Pearland TX GO	5.000%	9/1/2036	1,300	1,433
	Pearland TX GO	5.000%	9/1/2037	1,945	2,129
[2]	Pearland TX GO	5.250%	9/1/2037	460	502
	Pearland TX GO	5.000%	9/1/2038	870	945
[2]	Pearland TX GO	5.250%	9/1/2038	475	516
	Pearland TX GO	5.000%	9/1/2039	725	782
[2]	Pearland TX GO	5.250%	9/1/2039	1,020	1,100
	Pearland TX GO	5.000%	9/1/2040	900	962
[2]	Pearland TX GO	5.250%	9/1/2040	1,070	1,146
[2]	Pearland TX GO	5.250%	9/1/2041	1,000	1,068
	Pearland TX GO	5.250%	9/1/2041	800	867
[2]	Pearland TX GO	5.250%	9/1/2042	1,000	1,065
	Pearland TX GO	5.250%	9/1/2042	1,050	1,134
[2]	Pearland TX GO	5.250%	9/1/2043	700	743
	Pearland TX GO	5.250%	9/1/2043	1,480	1,593
	Pearland TX GO	5.250%	9/1/2044	1,000	1,071
	Pearland TX GO	5.250%	9/1/2045	770	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	1,250	1,293
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,240	1,280
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,275	1,305
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,023
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,300	1,328
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,000	1,045
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2038	1,500	1,563
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2039	1,500	1,557
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2040	1,100	1,139
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	10,740	12,084
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	21,945	24,673
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2038	54,995	63,147
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	18,875	21,144
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2039	11,700	13,403
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,250	3,162
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	11,030	11,739
[18]	Pflugerville Independent School District GO	5.000%	2/15/2032	5,160	5,330
[18]	Pflugerville Independent School District GO	5.000%	2/15/2035	5,000	5,320
	Pflugerville Independent School District GO	5.000%	2/15/2035	1,500	1,615
	Pflugerville Independent School District GO	5.000%	2/15/2036	3,300	3,537
	Pflugerville Independent School District GO	4.000%	2/15/2044	1,370	1,265
	Pflugerville TX GO	4.000%	8/1/2038	1,770	1,743
	Pflugerville TX GO	4.000%	8/1/2039	1,930	1,881
	Pflugerville TX GO	5.000%	8/1/2040	1,300	1,358
	Pflugerville TX GO	5.000%	8/1/2040	3,445	3,600
	Pflugerville TX GO	4.000%	8/1/2041	890	840
	Pflugerville TX GO	5.000%	8/1/2041	2,515	2,621
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	234	240
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	258	265
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	318	328
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	412	426
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	716	730
[4]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	680	710
[4]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	1,000	1,043
[18]	Plano Independent School District GO	5.000%	2/15/2029	10,000	10,551
[18]	Plano Independent School District GO	5.000%	2/15/2031	11,680	12,647
[18]	Plano Independent School District GO	5.000%	2/15/2032	10,000	10,933
[18]	Plano Independent School District GO	5.000%	2/15/2041	2,280	2,432
	Plano Independent School District GO	5.000%	2/15/2043	10,190	10,660
	Plano TX GO	4.000%	9/1/2041	4,875	4,722
[18]	Port Arthur Independent School District GO	4.000%	2/15/2030	2,060	2,061
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2027	1,000	1,027
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2029	1,750	1,859
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2035	1,525	1,540
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2037	3,355	3,344
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2040	4,150	4,402
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2041	5,000	5,284
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2042	3,800	4,003
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2043	7,500	7,872
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	11,365	10,280
[18]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/2039	2,305	1,677
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/2035	1,655	1,658
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2036	1,280	1,311
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2037	1,500	1,532
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2038	1,200	1,222
[18]	Princeton Independent School District GO	5.000%	2/15/2037	650	710
[18]	Princeton Independent School District GO	5.000%	2/15/2038	955	1,038
[18]	Princeton Independent School District GO	5.000%	2/15/2039	800	864
[18]	Princeton Independent School District GO	5.000%	2/15/2040	930	998
[18]	Princeton Independent School District GO	5.000%	2/15/2041	1,250	1,331
[18]	Princeton Independent School District GO	5.000%	2/15/2044	1,240	1,304
[18]	Princeton Independent School District GO	5.000%	2/15/2045	1,365	1,429
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 6 Project)	5.200%	9/1/2046	700	688
[18]	Prosper Independent School District GO	5.000%	2/15/2037	2,270	2,321
[18]	Prosper Independent School District GO	3.000%	2/15/2038	4,605	4,015
[18]	Prosper Independent School District GO	3.000%	2/15/2041	4,635	3,809
[18]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,945	1,946
[18]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,050
[18]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,528
[18]	Rankin Independent School District GO	5.000%	2/15/2032	1,320	1,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Rankin Independent School District GO	5.000%	2/15/2034	640	646
[18]	Red Oak Independent School District GO	5.000%	2/15/2039	2,365	2,532
[18]	Red Oak Independent School District GO	5.000%	2/15/2040	2,485	2,639
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2027	900	901
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2028	805	806
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	1,420	1,421
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/2036	1,000	929
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2035	20,000	22,287
[18]	Richardson Independent School District GO	5.000%	2/15/2038	3,000	3,205
[18]	Richardson Independent School District GO	3.000%	2/15/2039	1,000	863
[18]	Richardson Independent School District GO	5.000%	2/15/2040	4,340	4,587
[18]	Richardson Independent School District GO	3.000%	2/15/2041	1,000	834
[18]	Richardson Independent School District GO	5.000%	2/15/2041	3,510	3,697
[18]	Richardson Independent School District GO	5.000%	2/15/2042	3,300	3,464
	Rockwall County TX GO	5.000%	2/1/2041	850	911
	Rockwall County TX GO	5.000%	2/1/2042	1,715	1,831
	Rockwall County TX GO	5.000%	2/1/2043	1,520	1,617
	Rockwall County TX GO	5.000%	2/1/2044	1,170	1,240
[18]	Rockwall Independent School District GO	5.000%	2/15/2038	1,450	1,558
	Round Rock Independent School District GO	3.000%	8/1/2034	2,010	1,874
[18]	Round Rock Independent School District GO	5.000%	8/1/2042	17,855	19,123
[18]	Round Rock Independent School District GO	5.000%	8/1/2043	8,000	8,552
[18]	Round Rock Independent School District GO	5.000%	8/1/2043	9,520	10,177
[18]	Round Rock Independent School District GO	5.000%	8/1/2044	3,795	4,036
[18]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	20,285	21,764
[6,18]	Royal Independent School District GO	5.000%	2/15/2038	1,000	1,093
[6,18]	Royal Independent School District GO	5.000%	2/15/2039	1,500	1,626
[6,18]	Royal Independent School District GO	5.000%	2/15/2040	1,235	1,329
[1]	Royse City TX GO	4.125%	8/15/2042	1,000	964
[18]	Royse City TX Independent School District GO	5.000%	2/15/2040	5,415	5,724
[18]	Royse City TX Independent School District GO	5.000%	2/15/2041	2,500	2,632
	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	825	805
[4]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	675	659
	Royse City TX Special Assessment Revenue	5.750%	9/15/2045	2,993	2,989
[4]	Royse City TX Special Assessment Revenue	6.500%	9/15/2045	2,607	2,604
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	7,000	7,000
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,805	1,842
[18]	San Angelo Independent School District GO	5.000%	2/15/2042	5,250	5,562
[18]	San Angelo Independent School District GO	5.000%	2/15/2044	6,000	6,313
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2046	4,360	3,683
	San Antonio Housing Trust Public Facility Co. Local or Guaranteed Housing Revenue	4.550%	3/1/2043	4,560	4,510
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,570	1,514
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,335	2,251
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2033	2,110	1,991
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2035	2,425	2,219
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2036	2,580	2,310
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2037	720	630
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2038	2,805	2,391
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2039	2,985	2,485
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2040	3,125	2,560
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2041	3,295	2,653
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2033	20,000	21,637
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	17,500	18,852
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	21,625	23,194
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2036	35,700	38,109
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2037	36,485	38,778
[2]	San Antonio River Authority Wastewater System Sewer Revenue	3.000%	1/1/2046	1,245	931
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	11,870	12,005
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	14,645	15,141
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,615	4,617
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2029	5,695	5,840
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,620	1,728
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	32,480	31,558
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	2,165	2,337
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,460	4,466
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,185	4,560
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	5,000	5,001
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	10,500	10,501
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	16,005	16,829
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	5,850	5,896

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	18,405	19,296
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	1,265	1,405
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	4,000	4,028
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,760	1,840
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15,845	16,508
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	2,720	2,737
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2039	4,250	4,169
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	7,000	7,545
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,389
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	2,470	2,570
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,730
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,730
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	1,750	1,865
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,910	4,180
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2041	5,000	4,751
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	3,000	3,182
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,750	1,856
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	6,000	6,383
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,705	1,814
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	5,000	5,286
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	3,000	3,172
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	14,120	14,971
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	4,000	4,241
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	2,695	2,509
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	10,000	9,412
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	7,500	7,895
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,158
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15,310	16,159
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	4,000	4,222
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	6,230	6,676
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	6,730	7,054
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	2,720	2,851
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	9,000	9,456
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	3,000	3,152
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	4,000	4,268
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	16,350	16,817
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	5,700	5,653
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,240	10,244
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	9,015	8,835
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	10,150	10,065
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	25,350	25,212
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	38,590	38,025
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	63,570	62,366
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	25,175	24,503
San Antonio TX GO	5.000%	2/1/2032	1,500	1,642
San Antonio TX GO	5.000%	2/1/2032	1,750	1,915
San Antonio TX GO	5.000%	2/1/2033	1,500	1,656
San Antonio TX GO	5.000%	2/1/2033	2,500	2,760
San Antonio TX GO	5.000%	2/1/2034	3,555	3,955
San Antonio TX GO	5.000%	2/1/2034	11,445	12,731
San Antonio TX GO	5.000%	2/1/2035	3,740	4,182
San Antonio TX GO	5.000%	2/1/2035	11,260	12,592
San Antonio TX GO	4.000%	8/1/2035	7,000	7,019
San Antonio TX GO	4.000%	8/1/2035	2,355	2,375
San Antonio TX GO	5.000%	2/1/2036	4,320	4,805
San Antonio TX GO	5.000%	2/1/2036	1,925	2,141
San Antonio TX GO	5.000%	2/1/2037	3,410	3,765
San Antonio TX GO	5.000%	2/1/2037	2,020	2,230
San Antonio TX GO	3.000%	8/1/2038	2,625	2,252
San Antonio TX GO	5.000%	2/1/2039	2,125	2,285
San Antonio TX GO	5.000%	2/1/2039	2,360	2,568
San Antonio TX GO	5.000%	2/1/2039	2,235	2,432
San Antonio TX GO	3.000%	8/1/2039	2,705	2,273
San Antonio TX GO	5.000%	2/1/2040	2,250	2,405
San Antonio TX GO	5.000%	2/1/2041	3,000	3,192
San Antonio TX GO	4.000%	2/1/2042	2,220	2,058
San Antonio TX GO	5.000%	2/1/2042	5,000	5,304
San Antonio TX GO	5.000%	2/1/2043	7,075	7,484
San Antonio TX GO	5.000%	2/1/2044	6,710	7,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	18,000	18,000
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2032	3,000	3,296
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2033	2,605	2,883
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2034	2,600	2,891
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2035	3,300	3,685
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2036	6,685	7,448
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2037	6,650	7,348
[18]	San Antonio TX Independent School District GO	3.000%	8/15/2038	1,170	1,012
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2038	5,655	6,204
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2039	2,200	2,394
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2041	2,400	2,589
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2042	1,265	1,359
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2043	1,425	1,525
	San Antonio Water System Water Revenue	5.000%	5/15/2032	1,115	1,131
	San Antonio Water System Water Revenue	5.000%	5/15/2033	6,230	6,259
	San Antonio Water System Water Revenue	5.000%	5/15/2033	1,750	1,936
	San Antonio Water System Water Revenue	5.000%	5/15/2034	12,930	12,987
	San Antonio Water System Water Revenue	5.000%	5/15/2035	6,500	6,527
	San Antonio Water System Water Revenue	5.000%	5/15/2035	2,670	2,747
	San Antonio Water System Water Revenue	5.000%	5/15/2036	4,370	4,488
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5,085	5,213
	San Antonio Water System Water Revenue	5.000%	5/15/2037	9,460	10,377
	San Antonio Water System Water Revenue	5.000%	5/15/2038	5,500	5,630
	San Antonio Water System Water Revenue	5.000%	5/15/2038	1,125	1,168
	San Antonio Water System Water Revenue	4.000%	5/15/2040	6,715	6,496
	San Antonio Water System Water Revenue	4.000%	5/15/2040	2,435	2,356
	San Antonio Water System Water Revenue	4.000%	5/15/2042	8,750	8,189
	San Antonio Water System Water Revenue	5.000%	5/15/2043	9,725	9,895
	San Antonio Water System Water Revenue	5.000%	5/15/2044	3,800	4,024
	San Antonio Water System Water Revenue	5.000%	5/15/2045	5,750	6,067
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	8,335	8,290
	San Jacinto Community College District GO	4.000%	2/15/2035	750	759
	San Jacinto Community College District GO	4.000%	2/15/2036	700	705
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2041	5,445	5,787
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2043	7,725	8,170
	San Marcos TX GO	4.000%	8/15/2036	1,280	1,286
	San Marcos TX GO	4.000%	8/15/2044	1,050	992
	San Marcos TX Waterworks & Sewer System Water Revenue	5.000%	8/15/2038	4,900	5,336
	San Marcos TX Waterworks & Sewer System Water Revenue	5.000%	8/15/2039	5,145	5,552
	San Marcos TX Waterworks & Sewer System Water Revenue	4.000%	8/15/2041	3,965	3,675
	San Marcos TX Waterworks & Sewer System Water Revenue	4.000%	8/15/2042	4,895	4,504
	San Marcos TX Waterworks & Sewer System Water Revenue	4.000%	8/15/2043	6,135	5,669
	San Marcos TX Waterworks & Sewer System Water Revenue	4.000%	8/15/2044	5,645	5,187
[18]	Sanger Independent School District GO	4.000%	8/15/2038	1,470	1,461
[18]	Sanger Independent School District GO	4.000%	8/15/2039	1,630	1,600
[18]	Sanger Independent School District GO	4.000%	8/15/2040	3,595	3,501
[18]	Sanger Independent School District GO	4.000%	8/15/2041	4,820	4,673
[18]	Sanger Independent School District GO	4.000%	8/15/2042	3,525	3,403
[18]	Sheldon Independent School District GO	5.000%	2/15/2045	3,480	3,621
	Sherman TX GO	5.000%	8/15/2048	3,395	3,468
[18]	Sherman TX Independent School District GO	5.000%	2/15/2039	1,000	1,021
[18]	Sherman TX Independent School District GO	5.000%	2/15/2040	4,000	4,240
[18]	Sherman TX Independent School District GO	5.000%	2/15/2041	5,215	5,508
[18]	Sherman TX Independent School District GO	5.000%	2/15/2042	1,150	1,209
[18]	Sherman TX Independent School District GO	5.000%	2/15/2043	5,245	5,504
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2037	400	432
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2038	515	553
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2039	700	747
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2040	2,750	2,914
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2041	865	914
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2042	1,000	1,052
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2043	1,235	1,297
	Smith County TX GO	4.000%	8/15/2037	5,460	5,455
	Smith County TX GO	5.000%	8/15/2043	7,000	7,317
[18]	Socorro Independent School District GO	4.000%	8/15/2031	9,000	9,059
[18]	Socorro Independent School District GO	5.000%	8/15/2034	4,605	4,753
[18]	Socorro Independent School District GO	5.000%	8/15/2035	4,435	4,566
[18]	Socorro Independent School District GO	5.000%	8/15/2036	4,305	4,423
[18]	Socorro Independent School District GO	5.000%	8/15/2039	9,585	9,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2028	745	762
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,615	1,650
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2032	1,375	1,514
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2035	2,200	2,177
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2036	2,710	2,643
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2037	1,000	1,081
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	200	211
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	500	533
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2031	425	434
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	454
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2034	225	226
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	225	225
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	350	348
[18]	Southwest Independent School District GO	5.000%	2/1/2035	1,000	1,073
[18]	Southwest Independent School District GO	5.000%	2/1/2036	600	641
[18]	Southwest Independent School District GO	3.000%	2/1/2037	3,000	2,667
[18]	Southwest Independent School District GO	5.000%	2/1/2037	1,035	1,103
[18]	Southwest Independent School District GO	3.000%	2/1/2038	4,000	3,494
[18]	Southwest Independent School District GO	5.000%	2/1/2038	875	928
[18]	Southwest Independent School District GO	3.000%	2/1/2039	3,000	2,565
[18]	Southwest Independent School District GO	5.000%	2/1/2039	1,615	1,704
[18]	Southwest Independent School District GO	3.000%	2/1/2040	2,500	2,101
[18]	Southwest Independent School District GO	5.000%	2/1/2040	2,000	2,097
[18]	Southwest Independent School District GO	5.000%	2/1/2041	2,250	2,351
[18]	Southwest Independent School District GO	4.000%	2/1/2043	1,400	1,337
[18]	Spring Branch Independent School District GO	5.000%	2/1/2028	4,310	4,454
[18]	Spring Branch Independent School District GO	5.000%	2/1/2038	1,500	1,645
[18]	Spring Branch Independent School District GO	5.000%	2/1/2039	3,125	3,401
[18]	Spring Branch Independent School District GO	4.000%	2/1/2040	4,845	4,788
[18]	Spring Branch Independent School District GO	5.000%	2/1/2040	2,000	2,159
[18]	Spring Branch Independent School District GO	5.000%	2/1/2041	2,000	2,144
[18]	Spring Branch Independent School District GO	4.000%	2/1/2042	3,565	3,454
[18]	Spring Branch Independent School District GO	5.000%	2/1/2042	1,725	1,841
[18]	Spring Branch Independent School District GO	4.000%	2/1/2044	4,015	3,813
[18]	Spring Independent School District GO	5.000%	8/15/2033	8,565	8,576
[18]	Spring Independent School District GO	5.000%	8/15/2034	8,995	9,005
[18]	Spring Independent School District GO	5.000%	8/15/2035	6,000	6,006
[18]	Spring Independent School District GO	5.000%	8/15/2036	6,915	6,921
[18]	Spring Independent School District GO	5.000%	8/15/2037	5,000	5,004
	Spring Independent School District GO	4.000%	8/15/2039	10,500	10,220
	Spring Independent School District GO	4.000%	8/15/2040	5,920	5,618
	Spring Independent School District GO	5.000%	8/15/2045	1,310	1,362
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2042	5,950	6,083
	Sugar Land TX GO	4.000%	2/15/2032	1,500	1,505
	Sugar Land TX GO	4.000%	2/15/2034	1,000	1,002
	Sugar Land TX GO	4.000%	2/15/2035	1,315	1,318
	Tarrant County College District GO	5.000%	8/15/2028	1,435	1,494
	Tarrant County College District GO	5.000%	8/15/2029	3,075	3,253
	Tarrant County College District GO	4.000%	8/15/2041	2,000	1,879
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,420	3,486
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,019
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,870	4,018
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,100	1,142
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,945	2,050
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,495	2,663
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,685	1,816
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	30,000	32,074
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,007
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	800	803
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	2,000	2,103
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	2,400	2,580
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,000	2,081
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	7,500	7,082
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	8,500	8,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,500	3,565
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,600	2,736
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	3,515	3,693
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,980	3,123
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	1,500	1,568
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,000	3,129
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/2027	665	665
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	23,610	24,884
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	7,435	7,878
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	15,720	17,033
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	22,260	24,149
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	49,280	53,179
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	12,850	13,932
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.170%	8/3/2026	8,450	8,450
	Tarrant County Hospital District GO	5.000%	8/15/2026	1,000	1,001
	Tarrant County Hospital District GO	5.250%	8/15/2036	1,000	1,087
	Tarrant County Hospital District GO	5.250%	8/15/2037	1,000	1,080
	Tarrant County Hospital District GO	5.250%	8/15/2038	1,500	1,612
	Tarrant County Hospital District GO	5.250%	8/15/2039	1,820	1,945
	Tarrant County Hospital District GO	4.000%	8/15/2043	9,000	8,387
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/2043	2,500	2,473
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	330	337
	Tarrant County TX GO	5.000%	7/15/2032	500	540
	Tarrant County TX GO	4.000%	7/15/2040	5,340	5,259
	Tarrant County TX GO	4.000%	7/15/2041	2,055	2,002
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2039	9,690	10,421
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2040	7,485	8,002
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2041	13,220	14,110
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2042	13,880	14,768
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.125%	9/1/2046	6,975	6,572
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	18,745	20,711
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2034	4,400	4,891
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2038	1,000	1,067
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2039	1,430	1,516
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2040	5,750	6,051
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,775	1,862
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2042	3,315	3,464
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	1,000	1,042
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2044	2,145	2,227
	Taylor TX GO	4.000%	8/15/2044	1,775	1,616
[18]	Taylor TX Independent School District GO	4.000%	2/15/2040	1,550	1,505
	Temple TX GO	4.000%	8/1/2040	1,865	1,771
	Temple TX GO	4.000%	8/1/2041	4,435	4,162
	Temple TX GO	4.000%	8/1/2041	1,905	1,791
	Temple TX GO	4.000%	8/1/2042	1,575	1,461
	Temple TX GO	4.000%	8/1/2042	1,250	1,158
	Temple TX GO	4.000%	8/1/2043	5,425	5,019
[18]	Temple TX Independent School District GO	4.000%	2/1/2040	1,500	1,450
[18]	Temple TX Independent School District GO	4.000%	2/1/2041	2,635	2,516
[18]	Terrell TX Independent School District GO	5.000%	8/1/2034	1,600	1,785
[18]	Terrell TX Independent School District GO	5.000%	8/1/2036	1,500	1,670
[18]	Terrell TX Independent School District GO	5.000%	8/1/2038	2,500	2,743
[18]	Terrell TX Independent School District GO	5.000%	8/1/2039	2,250	2,448
[18]	Terrell TX Independent School District GO	5.000%	8/1/2040	1,750	1,888
[18]	Terrell TX Independent School District GO	5.000%	8/1/2041	3,500	3,728
[18]	Terrell TX Independent School District GO	5.250%	8/1/2042	2,000	2,159
[18]	Terrell TX Independent School District GO	5.250%	8/1/2043	2,600	2,795
[4]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	501
[4]	Terrell TX Special Assessment Revenue	6.000%	9/15/2045	1,552	1,611
	Texas A&M University College & University Revenue	3.000%	5/15/2038	3,125	2,742
[1]	Texas City TX GO	5.000%	2/15/2035	1,580	1,733
[1]	Texas City TX GO	5.000%	2/15/2036	3,605	3,924
[1]	Texas City TX GO	5.000%	2/15/2037	3,790	4,094
[1]	Texas City TX GO	5.000%	2/15/2038	3,985	4,275
[1]	Texas City TX GO	5.000%	2/15/2039	4,190	4,463
[1]	Texas City TX GO	5.000%	2/15/2040	4,405	4,631
[18]	Texas City TX Independent School District GO	4.000%	8/15/2033	1,420	1,431
[18]	Texas City TX Independent School District GO	4.000%	8/15/2040	1,250	1,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Texas City TX Independent School District GO	4.000%	8/15/2041	1,610	1,564
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/2037	1,465	1,462
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/2042	3,085	3,056
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	8,375	8,212
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,230	6,158
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/2053	4,945	5,283
[6]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.250%	7/1/2057	16,485	18,466
	Texas GO	5.000%	10/1/2029	7,000	7,452
	Texas GO	5.000%	10/1/2030	28,615	29,279
	Texas GO	5.000%	10/1/2032	12,225	12,479
	Texas GO	5.000%	10/1/2032	15,890	17,529
	Texas GO	4.000%	10/1/2033	3,500	3,522
	Texas GO	5.000%	10/1/2033	7,560	7,711
	Texas GO	5.000%	10/1/2034	11,795	12,018
	Texas GO	5.000%	8/1/2035	1,000	1,073
	Texas GO	5.000%	8/1/2036	1,585	1,693
	Texas GO	5.000%	10/1/2036	2,375	2,415
	Texas GO	5.000%	10/1/2036	7,500	8,365
	Texas GO	5.000%	8/1/2037	1,000	1,063
	Texas GO	5.000%	10/1/2039	11,710	12,766
	Texas GO	5.000%	10/1/2040	10,000	10,834
	Texas GO	5.000%	8/1/2041	1,000	1,063
	Texas GO	5.000%	10/1/2041	32,500	35,088
	Texas GO	5.000%	8/1/2042	1,025	1,087
	Texas GO	5.000%	10/1/2042	5,460	5,840
	Texas GO	5.000%	10/1/2042	17,000	18,294
	Texas GO	5.000%	8/1/2043	1,105	1,169
	Texas GO	5.000%	10/1/2043	25,000	26,810
	Texas GO	5.000%	10/1/2044	5,250	5,569
	Texas GO VRDO	2.350%	8/5/2026	28,400	28,400
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	5,025	5,083
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,295	2,310
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	5,920	6,055
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	25,175	26,012
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	40,880	42,367
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	15,215	15,833
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	3,000	3,130
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	33,630	35,243
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2033	4,470	4,763
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	155,750	163,408
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	70,025	74,606
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	93,580	96,987
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	99,780	102,804
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.250%	3/1/2037	53,185	55,916
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2036	1,000	886
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	6,705	6,777
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	11,050	11,150
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	8,925	8,990
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	2,855	2,988
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	7,055	7,094
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	6,500	6,526
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	10,580	10,592
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	12,000	11,967
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	15,000	14,865
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	9,550	9,430
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	10,175	10,008
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	7,660	7,499
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	11,445	11,149
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	10,385	10,063
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	7,075	6,817
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	6,445	6,174
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	7,250	6,904
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2038	6,675	6,313
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	11,240	10,552
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	10,760	10,047
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	5,875	5,474
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	2,000	2,099
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	4,225	4,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	2,500	2,596
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	3,265	3,385
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2037	5,000	4,877
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,555	3,434
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	14,160	13,520
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,900	1,979
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2036	750	809
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2039	600	635
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2040	600	633
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2041	500	526
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	6,050	6,378
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	6,050	6,353
[6]	Texas State University System College & University Revenue	5.000%	3/15/2028	2,450	2,513
[6]	Texas State University System College & University Revenue	5.000%	3/15/2029	1,550	1,611
	Texas State University System College & University Revenue	5.000%	3/15/2030	2,855	2,892
[6]	Texas State University System College & University Revenue	5.000%	3/15/2030	1,455	1,530
[6]	Texas State University System College & University Revenue	5.000%	3/15/2031	1,105	1,176
[6]	Texas State University System College & University Revenue	5.000%	3/15/2032	1,205	1,295
	Texas State University System College & University Revenue	5.000%	3/15/2033	1,515	1,535
[6]	Texas State University System College & University Revenue	5.000%	3/15/2033	560	605
	Texas State University System College & University Revenue	5.000%	3/15/2034	2,370	2,401
[6]	Texas State University System College & University Revenue	5.000%	3/15/2034	960	1,043
	Texas State University System College & University Revenue	4.000%	3/15/2035	2,000	2,004
	Texas State University System College & University Revenue	5.000%	3/15/2035	1,710	1,732
[6]	Texas State University System College & University Revenue	5.000%	3/15/2035	980	1,070
	Texas State University System College & University Revenue	5.000%	3/15/2036	1,500	1,519
[6]	Texas State University System College & University Revenue	5.000%	3/15/2036	970	1,060
	Texas State University System College & University Revenue	3.000%	3/15/2037	2,955	2,594
	Texas State University System College & University Revenue	3.000%	3/15/2039	7,685	6,480
	Texas State University System College & University Revenue	5.000%	3/15/2039	13,070	14,064
	Texas State University System College & University Revenue	5.000%	3/15/2040	3,000	3,214
	Texas State University System College & University Revenue	5.000%	3/15/2041	3,500	3,728
	Texas State University System College & University Revenue	5.000%	3/15/2042	3,500	3,714
	Texas State University System College & University Revenue	5.000%	3/15/2043	8,915	9,421
	Texas State University System College & University Revenue	5.000%	3/15/2044	4,000	4,207
	Texas State University System College & University Revenue	5.000%	3/15/2044	3,000	3,187
	Texas State University System College & University Revenue	5.000%	3/15/2045	1,995	2,109
	Texas State University System College & University Revenue	5.000%	3/15/2046	1,665	1,748
	Texas Tech University System College & University Revenue	5.000%	2/15/2036	7,000	7,610
	Texas Tech University System College & University Revenue	5.000%	2/15/2039	1,375	1,470
	Texas Tech University System College & University Revenue	5.000%	2/15/2040	4,460	4,743
	Texas Tech University System College & University Revenue	5.000%	2/15/2042	2,365	2,523
	Texas Transportation Commission GO	5.000%	4/1/2040	3,870	4,135
	Texas Transportation Commission GO	5.000%	4/1/2041	8,100	8,615
	Texas Transportation Commission GO	5.000%	4/1/2042	9,640	10,223
	Texas Transportation Commission GO	5.000%	4/1/2043	10,000	10,741
	Texas Transportation Commission GO	5.000%	4/1/2044	6,760	7,239
	Texas Transportation Commission GO	5.000%	4/1/2045	7,515	7,988
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2040	420	216
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2038	5,000	5,461
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	10,000	10,584
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	8,270	8,739
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	10,000	10,047
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,505	1,638
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,675	2,928
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	4,250	4,677
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	7,760	8,540
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	8,750	9,679
	Texas Water Development Board Water Revenue	5.000%	4/15/2033	7,185	7,974
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	5,130	5,152
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	10,000	10,004
	Texas Water Development Board Water Revenue	5.000%	4/15/2034	3,990	4,454
	Texas Water Development Board Water Revenue	5.000%	8/1/2034	3,440	3,503
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	5,910	5,935
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	16,495	16,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	5,000	5,016
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	7,500	8,398
	Texas Water Development Board Water Revenue	5.000%	4/15/2035	3,335	3,735
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	6,995	6,419
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	3,000	3,008
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	35,525	35,545
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	1,260	1,414
	Texas Water Development Board Water Revenue	5.000%	4/15/2036	4,400	4,911
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	4,750	4,710
	Texas Water Development Board Water Revenue	5.000%	10/15/2036	4,000	4,447
	Texas Water Development Board Water Revenue	5.000%	8/1/2037	2,000	2,031
	Texas Water Development Board Water Revenue	3.000%	10/15/2037	5,000	4,402
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,000	1,962
	Texas Water Development Board Water Revenue	4.500%	10/15/2037	4,000	4,132
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	1,245	1,246
	Texas Water Development Board Water Revenue	5.000%	4/15/2038	8,800	9,676
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	6,405	6,571
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	5,000	4,214
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,340	1,129
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	20,900	21,457
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,090	5,492
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	3,250	2,681
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,480	2,046
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	18,890	19,347
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	5,345	5,473
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	15,900	16,332
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	10,870	11,126
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	8,890	9,518
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	1,680	1,582
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	6,465	6,534
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	2,365	2,495
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,250	4,508
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	5,000	5,010
	Texas Woman's University College & University Revenue	5.000%	7/1/2032	400	435
	Texas Woman's University College & University Revenue	5.000%	7/1/2035	500	554
	Texas Woman's University College & University Revenue	5.000%	7/1/2036	350	388
	Texas Woman's University College & University Revenue	5.000%	7/1/2039	545	589
	Texas Woman's University College & University Revenue	5.000%	7/1/2044	925	974
	Texas Woman's University College & University Revenue	5.000%	7/1/2045	850	891
	Texas Woman's University College & University Revenue	5.000%	7/1/2046	925	962
[18]	Tomball Independent School District GO	5.000%	2/15/2034	1,500	1,540
[18]	Tomball Independent School District GO	5.000%	2/15/2036	1,000	1,024
[18]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,521
[18]	Tomball Independent School District GO	3.875%	2/15/2043	4,190	3,759
	Travis County Healthcare District GO	5.000%	3/1/2039	1,500	1,611
	Travis County Healthcare District GO	5.000%	3/1/2040	1,300	1,387
	Travis County Healthcare District GO	5.000%	3/1/2041	2,600	2,761
	Travis County Healthcare District GO	5.000%	3/1/2042	5,720	6,053
	Travis County Healthcare District GO	5.000%	3/1/2043	5,000	5,274
	Travis County Healthcare District GO	5.000%	3/1/2044	5,830	6,125
	Travis County Healthcare District GO	5.000%	3/1/2045	6,960	7,286
	Travis County Healthcare District GO	5.250%	3/1/2046	4,550	4,826
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,300	9,335
	Travis County TX GO	5.000%	3/1/2036	1,500	1,644
	Travis County TX GO	5.000%	3/1/2037	8,930	9,221
	Travis County TX GO	5.000%	3/1/2039	6,000	6,166
	Travis County TX GO	4.000%	3/1/2041	5,000	4,782
	Travis County TX GO	4.000%	3/1/2041	3,060	2,927
	Travis County TX GO	4.000%	3/1/2041	1,885	1,803
	Travis County TX GO	4.000%	3/1/2042	4,285	4,053
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2033	4,085	4,215
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2034	3,525	3,630
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2035	4,500	4,626
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2036	3,950	4,053
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2037	4,000	4,096
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2038	5,000	5,482
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2041	1,945	2,065
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2029	1,000	1,050
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2030	1,000	1,066
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2044	2,265	2,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2045	3,650	3,859
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2046	1,600	1,681
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2036	700	756
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2038	635	678
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2039	775	823
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2040	775	819
	Trinity River Authority Water Revenue (Tarrant County Water Project)	4.000%	2/1/2041	1,000	956
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2042	675	708
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2040	2,035	2,133
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2041	2,135	2,231
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2043	2,355	2,449
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2045	2,600	2,684
	University of Houston College & University Revenue	4.000%	2/15/2029	585	585
	University of Houston College & University Revenue	3.000%	2/15/2031	5,030	4,991
	University of Houston College & University Revenue	4.000%	2/15/2031	635	635
	University of Houston College & University Revenue	3.000%	2/15/2032	11,375	11,073
	University of Houston College & University Revenue	4.000%	2/15/2032	175	175
	University of Houston College & University Revenue	5.000%	2/15/2032	1,935	2,120
	University of Houston College & University Revenue	3.000%	2/15/2033	10,290	9,811
	University of Houston College & University Revenue	5.000%	2/15/2034	8,000	8,923
	University of Houston College & University Revenue	3.000%	2/15/2035	10,920	10,064
	University of Houston College & University Revenue	4.000%	2/15/2035	895	895
	University of Houston College & University Revenue	5.000%	2/15/2037	2,515	2,517
	University of Houston College & University Revenue	5.000%	2/15/2040	1,500	1,582
	University of North Texas System College & University Revenue	5.000%	4/15/2031	810	877
	University of North Texas System College & University Revenue	5.000%	4/15/2032	985	1,078
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,000	1,011
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,345	1,485
	University of North Texas System College & University Revenue	4.000%	4/15/2034	2,400	2,411
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,125	1,137
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,875	2,086
	University of North Texas System College & University Revenue	4.000%	4/15/2035	2,670	2,678
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,665	1,682
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,625	1,817
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,000	2,053
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,125	2,353
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,800	1,846
	University of North Texas System College & University Revenue	5.000%	4/15/2037	2,120	2,331
	University of North Texas System College & University Revenue	5.000%	4/15/2038	2,100	2,150
	University of North Texas System College & University Revenue	5.000%	4/15/2039	1,000	1,021
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2033	685	752
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2034	400	442
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2035	590	649
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2040	1,000	1,059
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2041	700	737
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2042	1,100	1,154
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2043	1,250	1,306
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2044	1,500	1,568
	Victoria TX Utility System Water Revenue	4.000%	12/1/2042	2,000	1,942
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,263
[18]	Vidor Independent School District GO	5.000%	2/15/2041	1,225	1,299
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2037	1,175	1,155
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2039	1,250	1,191
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2040	1,150	1,086
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2041	1,000	940
[18]	Waco Independent School District GO	3.000%	8/15/2040	3,500	2,944
[18]	Waco Independent School District GO	4.000%	8/15/2043	1,000	962
	Waco TX GO	5.000%	2/1/2032	1,225	1,337
	Waco TX GO	5.000%	2/1/2033	1,660	1,827
	Waco TX GO	5.000%	2/1/2034	1,000	1,107
	Waco TX GO	5.000%	2/1/2034	1,000	1,107
	Waco TX GO	5.000%	2/1/2039	3,835	4,169
	Waco TX GO	5.000%	2/1/2040	4,225	4,556
	Waco TX GO	5.000%	2/1/2041	5,540	5,933
	Waco TX GO	4.000%	2/1/2042	8,595	8,166
	Waco TX GO	5.000%	2/1/2042	5,825	6,210
	Waco TX GO	4.000%	2/1/2043	8,935	8,430
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2028	1,000	1,033
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2029	1,250	1,312
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2042	4,355	4,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2043	6,090	6,380
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2045	2,310	2,434
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2046	6,810	7,153
	Waller County TX GO	3.000%	2/15/2038	5,385	4,763
	Waller County TX GO	3.000%	2/15/2039	5,550	4,791
	Waller County TX GO	3.000%	2/15/2040	5,720	4,864
	Waller County TX GO	3.000%	2/15/2041	5,890	4,894
	Waller County TX GO	3.000%	2/15/2042	6,070	4,944
[18]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,395	1,502
[18]	Waxahachie Independent School District GO	5.000%	2/15/2040	2,900	3,104
[18]	Waxahachie Independent School District GO	5.000%	2/15/2041	3,525	3,752
[18]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,990	2,124
[18]	Waxahachie Independent School District GO	5.000%	2/15/2042	5,800	6,150
[18]	Waxahachie Independent School District GO	5.000%	2/15/2042	1,250	1,329
[18]	Waxahachie Independent School District GO	4.000%	2/15/2043	4,240	4,127
[18]	Waxahachie Independent School District GO	5.000%	2/15/2043	1,570	1,659
[18]	Waxahachie Independent School District GO	5.000%	2/15/2044	1,180	1,241
[18]	Weslaco Independent School District GO	5.000%	2/15/2040	1,750	1,870
[18]	Weslaco Independent School District GO	5.000%	2/15/2042	1,000	1,056
[18]	Weslaco Independent School District GO	5.000%	2/15/2043	1,250	1,304
[18]	Weslaco Independent School District GO	5.000%	2/15/2044	1,250	1,294
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2037	1,455	1,444
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2038	2,150	2,110
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2039	1,555	1,509
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2040	1,660	1,578
	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	5,460	4,889
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2026	1,140	1,141
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2028	2,440	2,489
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2033	1,275	1,279
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2034	1,495	1,499
[18]	Whitehouse Independent School District GO	5.000%	2/15/2042	13,750	13,821
	Wichita County TX GO	5.000%	2/15/2043	2,255	2,377
[18]	Wichita Falls Independent School District GO	3.000%	2/1/2037	3,000	2,679
[18]	Wichita Falls Independent School District GO	3.000%	2/1/2038	1,825	1,600
[18]	Wichita Falls Independent School District GO	3.000%	2/1/2039	1,905	1,635
	Williamson County TX GO	5.000%	2/15/2027	21,055	21,324
	Williamson County TX GO	5.000%	2/15/2028	10,130	10,481
	Williamson County TX GO	5.000%	2/15/2030	22,000	23,492
	Williamson County TX GO	5.000%	2/15/2032	2,200	2,403
	Williamson County TX GO	5.000%	2/15/2032	6,510	7,110
	Williamson County TX GO	5.000%	2/15/2034	2,250	2,492
	Williamson County TX GO	5.000%	2/15/2034	5,170	5,727
	Williamson County TX GO	5.000%	2/15/2035	2,175	2,421
	Williamson County TX GO	5.000%	2/15/2036	2,260	2,497
	Williamson County TX GO	5.000%	2/15/2037	2,425	2,654
	Williamson County TX GO	5.000%	2/15/2038	7,710	8,363
	Williamson County TX GO	5.000%	2/15/2040	8,375	8,941
	Williamson County TX GO	5.000%	2/15/2041	4,530	4,813
	Williamson County TX GO	5.000%	2/15/2042	3,000	3,176
	Williamson County TX GO	4.000%	2/15/2043	3,000	2,808
[18]	Wylie Collin County Independent School District GO	5.000%	8/15/2044	1,000	1,053
[18]	Wylie Independent School District GO	5.000%	8/15/2033	2,195	2,306
[18]	Wylie Independent School District GO	5.000%	8/15/2034	1,700	1,783
[18]	Ysleta Independent School District GO	5.000%	8/15/2034	1,750	1,752
[18]	Ysleta Independent School District GO	5.000%	8/15/2035	2,080	2,082
[18]	Ysleta Independent School District GO	5.000%	8/15/2037	2,350	2,352
					11,292,302
Utah (0.6%)
	Cache County School District GO	4.000%	6/15/2039	4,580	4,591
	Cache County School District GO	4.000%	6/15/2041	5,050	4,968
	Cache County School District GO	4.000%	6/15/2042	5,250	5,120
	Cache County School District GO	4.000%	6/15/2043	1,715	1,672
	Cache County School District GO	4.000%	6/15/2044	1,560	1,508
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/2037	2,715	2,476
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2035	3,000	3,001
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2037	2,600	2,549
[4]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,121
[4]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.000%	3/1/2041	2,700	2,707
[4]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.625%	3/1/2046	535	541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2033	1,000	1,097
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2034	1,000	1,104
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2035	1,150	1,274
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2037	1,000	1,087
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2038	1,800	1,942
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2039	1,605	1,717
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2040	1,180	1,254
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2042	1,000	1,083
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2043	1,000	1,079
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2044	1,400	1,507
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2033	2,200	2,420
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2034	1,750	1,935
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2035	1,650	1,831
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2040	2,335	2,488
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	1,310	1,420
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	1,770	1,910
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	2,590	2,788
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	2,940	3,152
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2036	1,150	1,188
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/2038	2,000	1,952
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2039	4,000	4,104
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2040	3,645	3,741
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/2041	1,650	1,570
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	2,065	2,151
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,665	1,760
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,815	3,052
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,642
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	1,750	1,930
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	3,415	3,669
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,315	1,441
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,735	3,998
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,690	7,714
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	9,145	9,710
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,880	3,081
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	5,000	5,287
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,405	3,627
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	8,180	8,658
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	4,560	4,792
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	13,500	14,132
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	20,270	21,359
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	15,000	15,629
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	12,500	13,125
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,150	2,273
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	6,305	6,556
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	5,825	6,096
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	2,250	2,370
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	2,675	2,808
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	2,085	2,164
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,046
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,250	3,365
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	1,925	2,026
	Iron County UT Sales Tax Sales Tax Revenue	5.000%	10/1/2042	1,250	1,334
	Iron County UT Sales Tax Sales Tax Revenue	5.000%	10/1/2043	1,030	1,096
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2033	1,005	1,010
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2034	1,000	1,004
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2035	1,350	1,351
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2037	1,440	1,436
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2043	820	861
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	1,000	1,044
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	3,420	3,491
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2045	1,815	1,889
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2044	2,320	2,448
	Lomond Heights Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2055	1,540	1,526
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/2040	2,500	2,478
[4]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/2039	1,750	1,797
[4]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.250%	6/1/2045	1,255	1,272
[4,11]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue, 5.000% coupon rate effective 6/1/2031	0.000%	6/1/2035	500	398
[4,11]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue, 5.750% coupon rate effective 6/1/2031	0.000%	6/1/2043	1,815	1,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebo School District GO	5.000%	7/1/2027	11,075	11,316
	Nebo School District GO	5.000%	7/1/2028	6,000	6,261
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2043	2,000	2,058
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/2048	4,200	4,307
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,210	4,118
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/2037	6,045	5,429
	Salt Lake City Corp. GO	3.000%	6/15/2040	1,150	958
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2032	1,080	1,091
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2034	1,000	1,009
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2035	1,085	1,095
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2036	1,250	1,260
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2037	1,160	1,169
	Salt Lake City School District GO	5.000%	3/1/2030	4,780	5,138
	Salt Lake City School District GO	5.000%	3/1/2031	5,535	6,036
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,810	1,838
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,725	1,751
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,300	1,317
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,610	1,630
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2035	1,050	1,095
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2036	1,920	1,998
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2037	1,665	1,729
	Salt Lake County Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2044	1,615	1,703
	Salt Lake County Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2045	1,695	1,781
[4]	South Salt Lake Redevelopment Agency Tax Increment/Allocation Revenue	6.250%	4/15/2046	1,140	1,160
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,370	1,317
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,425	1,365
	Summit County UT Sales Tax Revenue	2.000%	12/15/2039	1,605	1,186
	University of Utah College & University Revenue	5.000%	8/1/2027	360	368
	University of Utah College & University Revenue	4.000%	8/1/2038	3,895	3,827
	University of Utah College & University Revenue	5.000%	8/1/2039	1,500	1,603
	University of Utah College & University Revenue	5.000%	8/1/2044	2,030	2,178
	University of Utah College & University Revenue	5.000%	8/1/2045	1,980	2,114
	University of Utah College & University Revenue	5.000%	8/1/2046	2,205	2,339
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	700	711
[4]	Utah City West Public Infrastructure District No.1 Special Assessment Revenue	5.000%	12/1/2036	1,550	1,580
[4]	Utah City West Public Infrastructure District No.1 Special Assessment Revenue	5.000%	12/1/2041	2,360	2,369
[4]	Utah City West Public Infrastructure District No.1 Special Assessment Revenue	5.500%	12/1/2046	1,870	1,891
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,000	2,055
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,400	1,436
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,265	1,296
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	2,500	2,579
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2031	1,025	1,088
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2032	1,335	1,414
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2033	1,130	1,193
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2034	1,115	1,175
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	2,385	2,435
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,285	1,395
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,590	2,820
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,680	6,262
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	6,790	7,457
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	10,910	12,195
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	17,115	19,122
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,155	23,868
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	11,375	12,718
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	4,685	5,239
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	785	772
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,800	5,802
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Facilities Master Lease Program)	5.000%	5/15/2036	2,735	2,953
	Utah State University College & University Revenue	3.000%	12/1/2033	1,965	1,847
	Utah State University College & University Revenue	3.000%	12/1/2034	2,025	1,875
	Utah State University College & University Revenue	3.000%	12/1/2035	2,085	1,885
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2034	1,000	1,097
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2035	1,000	1,091
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	2,750	2,972
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,000	1,084
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	1,125	1,228
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	4,050	4,420
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2031	2,500	2,501
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	1,375	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	2,450	2,701
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2035	5,215	5,379
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/2036	3,940	3,684
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,030
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	8,000	8,790
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,235	1,346
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	6,250	6,941
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	7,500	8,128
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/2039	3,435	2,924
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	5,000	5,340
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	9,075	9,833
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2042	7,500	8,010
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/2038	1,295	1,338
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2036	250	253
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2040	320	313
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,800	3,864
	Wasatch County Municipal Building Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	2,445	2,688
					554,654
Vermont (0.1%)
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2037	5,625	5,634
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2038	6,410	6,350
	University of Vermont & State Agricultural College & University Revenue	5.000%	10/1/2044	1,000	1,026
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2037	2,725	3,045
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2038	3,145	3,507
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2039	1,650	1,833
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2033	2,925	2,893
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,180	1,127
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2032	1,290	1,215
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2033	1,405	1,307
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2034	1,530	1,404
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2035	2,660	2,407
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2036	2,795	2,489
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2039	2,235	2,371
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2040	1,765	1,864
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	2,750	2,877
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,910	7,914
	Vermont GO	4.000%	8/15/2041	3,135	3,073
	Vermont GO	4.000%	8/15/2042	2,135	2,063
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,355	1,493
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2030	2,300	2,352
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2032	1,525	1,556
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/2033	1,050	1,055
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	2,250	2,437
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	200	219
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2037	690	752
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2039	600	646
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2040	2,400	2,370
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2040	500	536
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2041	1,375	1,349
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,125	1,128
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,000	1,060
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	340	363
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,056
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,064
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,890	2,007
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	1,000	1,051
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	600	635
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,475	1,543
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	750	789
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,830	1,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2045	230	241
					82,027
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,160	2,165
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	7,345	7,459
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2030	7,495	7,786
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	1,670	1,786
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,335	1,441
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2036	2,500	2,709
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,135	1,225
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,555	1,674
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,580	1,691
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,470	1,563
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2042	1,750	1,837
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,048
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,046
					33,430
Virginia (1.3%)
	Alexandria VA GO	4.000%	12/15/2043	3,775	3,720
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	625	648
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	700	747
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	744
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	750	794
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,200	1,267
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,000	2,088
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,039
	Arlington County VA GO	4.000%	8/1/2039	8,000	8,005
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,930	4,945
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,690	4,676
	Chesapeake VA GO	5.000%	8/1/2026	3,670	3,670
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2032	1,775	1,951
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2033	1,000	1,108
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2034	1,500	1,674
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/2042	3,325	3,085
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,925	1,969
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2032	11,000	12,084
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2036	1,135	1,222
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,210	3,263
	Fairfax County VA GO	5.000%	10/1/2027	6,000	6,166
	Fairfax County VA GO	5.000%	10/1/2028	8,050	8,445
	Fairfax County VA GO	4.000%	10/1/2030	11,420	11,504
	Fairfax County VA GO	4.000%	10/1/2040	5,000	4,927
[3,12]	Freddie Mac Multifamily ML Certificates	4.157%	5/25/2041	20,235	19,765
[3,12]	Freddie Mac Multifamily ML Certificates	4.518%	8/25/2041	56,932	57,125
[3,12]	Freddie Mac Multifamily ML Certificates	4.387%	11/25/2042	11,241	10,832
[3,12]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	59,335	51,727
[3,4,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,668	8,996
[3,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.004%	1/25/2040	35,575	34,337
[3,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.417%	8/25/2040	26,462	26,661
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	36,011	36,544
[3,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.568%	4/25/2042	10,744	10,936
[12]	Freddie Mac Pool	3.600%	1/1/2041	7,349	6,530
[12]	Freddie Mac Pool	3.450%	4/1/2041	1,576	1,364
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,650	2,667
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	6,500	6,968
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	7,930	8,446
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	19,000	20,138
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2039	4,755	5,000
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	22,695	23,184
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	2,370	2,416
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	7,260	7,497
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	595	597
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	650	653
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,000	2,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	1,645	1,660
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,425	1,435
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	500	475
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,125	1,152
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2040	2,035	2,014
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2042	1,930	1,901
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,084
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	750	807
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	700	742
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,110
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	220	220
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	3,835	3,725
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,115	1,024
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	655	635
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	3,215	3,097
	Loudoun County VA GO	3.000%	12/1/2034	3,665	3,403
	Loudoun County VA GO	4.000%	12/1/2042	9,700	9,522
	Loudoun County VA GO	4.000%	12/1/2043	9,700	9,502
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	1,100	1,108
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,465	2,485
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	1,495	1,621
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	2,280	2,496
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	4,000	4,356
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	1,900	1,978
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	4,085	4,238
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/2044	3,255	3,451
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/2045	1,570	1,658
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/2046	2,000	2,099
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	1,355	1,415
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2028	1,805	1,835
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2031	1,500	1,538
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2032	780	795
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2034	1,320	1,334
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2035	1,155	1,162
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2036	1,475	1,477
	Newport News VA GO	3.000%	2/1/2038	2,000	1,783
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	575	600
	Norfolk VA GO	5.000%	9/1/2036	4,125	4,375
	Norfolk VA GO	5.000%	9/1/2037	5,000	5,284
	Norfolk VA GO	5.000%	9/1/2038	4,150	4,370
	Norfolk VA GO	5.000%	9/1/2039	4,730	5,017
	Norfolk VA GO	5.000%	9/1/2040	4,500	4,753
	Norfolk VA GO	5.000%	9/1/2041	2,485	2,615
	Norfolk VA GO	5.000%	9/1/2042	2,205	2,312
	Norfolk VA GO	5.000%	9/1/2043	2,205	2,307
	Norfolk VA GO, Prere.	5.000%	8/1/2028	3,700	3,868
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,195	4,385
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,725	5,984
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,000	4,181
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,475	5,723
	Norfolk VA GO, Prere.	5.000%	8/1/2028	6,655	6,956
	Norfolk VA GO, Prere.	5.000%	8/1/2028	7,005	7,322
	Norfolk VA GO, Prere.	5.000%	8/1/2028	2,140	2,237
	Norfolk VA Water Revenue	5.000%	11/1/2026	8,105	8,151
	Norfolk VA Water Revenue	5.000%	11/1/2033	3,760	3,844
	Norfolk VA Water Revenue	5.000%	11/1/2034	2,800	2,860
	Norfolk VA Water Revenue	5.000%	11/1/2035	1,975	2,015
	Norfolk VA Water Revenue	5.000%	11/1/2036	2,075	2,115
	Norfolk VA Water Revenue	5.000%	11/1/2037	2,180	2,219
	Norfolk VA Water Revenue	5.000%	11/1/2042	10,000	10,148
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/2028	425	427
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2037	10,120	10,161
	Prince William County Service Authority Water Revenue	5.000%	7/15/2035	350	396
	Prince William County Service Authority Water Revenue	5.000%	7/15/2036	500	561
	Prince William County Service Authority Water Revenue	5.000%	7/15/2037	750	836
	Prince William County Service Authority Water Revenue	5.000%	7/15/2038	500	553
	Prince William County Service Authority Water Revenue	5.000%	7/15/2039	550	604
	Prince William County Service Authority Water Revenue	5.000%	7/15/2040	400	437
	Prince William County Service Authority Water Revenue	5.000%	7/15/2041	400	434
	Prince William County Service Authority Water Revenue	5.000%	7/15/2042	500	541

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	2,465	2,444
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,735	4,736
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	3,700	3,654
Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,262	2,120
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/2033	2,065	1,967
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	755	764
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,760	2,763
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	13,300	13,314
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	1,015
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2033	2,675	2,920
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,155	1,167
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,210	1,222
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	725	731
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/2043	4,785	5,235
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2037	2,000	1,799
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2040	3,860	3,244
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2042	3,230	2,638
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2032	6,200	5,963
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	8,750	8,310
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	4,955	4,506
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	7,785	6,947
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	1,000	875
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2034	7,000	6,562
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	24,410	24,454
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	6,890	6,367
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	8,690	7,902
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	5,000	5,296
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	5,000	5,256
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	1,080	1,030
Virginia College Building Authority College & University Revenue	4.000%	9/1/2030	4,515	4,517
Virginia College Building Authority College & University Revenue	3.000%	9/1/2041	2,810	2,302
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	15,000	14,411
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	8,875	8,071
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	15,355	15,434
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	21,665	18,988
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	21,370	18,311
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	12,000	10,079
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	6,455	5,313
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	10,600	10,667
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2033	5,780	5,808
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	8,790	8,847
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	10,000	10,033
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	4,000	4,022
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/2039	1,500	1,282
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2033	5,310	5,051
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,129
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	3,390	3,121
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2038	5,230	5,258
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	2,005
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,895	1,900
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,000	3,009
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,800	1,803
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,501
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	7/1/2041	5,450	5,285
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	2,425	2,023
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/2042	1,000	1,018
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2043	5,000	4,538
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/2044	1,850	1,809
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2042	3,650	3,903
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2043	3,250	3,460
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	5,000	5,558
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	2,145	2,158
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	16,155	15,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2042	17,615	18,935
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2044	20,000	21,301
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2035	1,000	821
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/2035	3,750	3,467
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2039	1,510	1,097
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2040	2,050	1,450
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	4,880	5,219
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2030	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2032	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/2030	1,815	1,864
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	2,000	2,028
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,835	5,169
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	2,200	2,208
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,000	5,982
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2038	3,000	3,218
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2039	3,250	3,455
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,000	3,112
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2040	3,000	3,166
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2040	25,520	21,427
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2041	2,300	2,419
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	15,875	16,561
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2042	1,600	1,678
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	6,900	7,177
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2043	2,000	2,090
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2044	2,720	2,828
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/2044	5,000	4,886
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2045	2,900	3,001
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	6,095	6,563
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	2,500	2,607
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,650	1,661
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,405	2,422
					1,140,457
Washington (2.9%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/2035	2,000	2,049
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2040	1,345	1,117
	Bellevue WA GO	5.000%	12/1/2044	1,350	1,446
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2036	725	778
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2037	800	854
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2040	650	686
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2041	700	736
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,745	2,757
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,580	2,591
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	4,805	4,824
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2036	6,420	6,443
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	1,260	1,404
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	10,785	10,846
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	13,600	13,180
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	2,905	3,039
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	4,450	4,083
	Clark County School District No. 117 Camas GO	5.000%	12/1/2032	8,000	8,218
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2032	4,000	4,197
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2033	2,510	2,627
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	4,000	4,060
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	26,210	26,583
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	1,500	1,629
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	10,000	10,798
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	9,450	10,627
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,420	6,956
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,600	2,881
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	37,585	38,983
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	10,000	11,069
	Energy Northwest Nuclear Revenue	4.000%	7/1/2039	5,535	5,484
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	5,730	6,032
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	14,610	15,315
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	10,000	10,824
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	10,000	10,777
	Energy Northwest Nuclear Revenue	5.000%	7/1/2043	22,165	23,782
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	10,000	10,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	4,570	5,032
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	2,810	3,052
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	6,500	7,028
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,465	3,529
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	5,955	6,117
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2037	1,100	1,168
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2038	1,845	1,949
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,115	1,171
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2040	1,835	1,911
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2042	2,750	2,828
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2043	2,900	2,972
	Grant County Public Hospital District No. 2 GO	5.500%	12/1/2039	500	527
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	730	783
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	1,060	1,129
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	794
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2037	600	661
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2038	1,230	1,343
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2039	500	541
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2040	725	780
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2041	850	912
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2042	860	919
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2043	1,500	1,596
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2044	3,135	3,318
	Jefferson County WA School District No 50 Port Townsend GO	5.000%	12/1/2045	1,000	1,056
[1]	King & Pierce Counties Valley Regional Fire Authority GO	5.000%	12/1/2042	1,315	1,404
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	5,000	5,267
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	1,000	1,081
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	3,500	3,766
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	8,250	8,851
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	1,125	1,204
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2029	175	177
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2030	250	254
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2031	175	177
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2032	1,165	1,176
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	11,000	9,175
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	841
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2040	23,415	19,285
	King County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,000	1,026
	King County Housing Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2045	4,395	4,591
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/2041	7,000	7,047
	King County Public Hospital District No. 1 GO	5.000%	12/1/2036	920	923
	King County Public Hospital District No. 1 GO	5.000%	12/1/2037	4,450	4,555
	King County School District No. 401 Highline GO	5.000%	12/1/2037	1,700	1,884
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,142
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,199
	King County School District No. 401 Highline GO	5.000%	12/1/2039	1,000	1,091
	King County School District No. 401 Highline GO	5.000%	12/1/2041	3,250	3,509
	King County School District No. 401 Highline GO	5.000%	12/1/2042	4,110	4,420
	King County School District No. 403 Renton GO	4.000%	12/1/2034	1,510	1,521
	King County School District No. 403 Renton GO	4.000%	12/1/2039	2,925	2,867
	King County School District No. 403 Renton GO	4.000%	12/1/2040	13,675	13,354
	King County School District No. 403 Renton GO	4.000%	12/1/2041	25,795	25,100
	King County School District No. 405 Bellevue GO	3.000%	12/1/2036	1,000	901
	King County School District No. 405 Bellevue GO	5.000%	12/1/2038	5,170	5,711
	King County School District No. 412 Shoreline GO	4.000%	12/1/2027	2,785	2,833
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2032	2,300	2,396
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2034	3,715	3,856
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2035	4,225	4,363
	King County WA GO	5.000%	7/1/2031	3,100	3,385
	King County WA GO	5.000%	12/1/2043	1,220	1,300
	King County WA Sewer Revenue	5.000%	1/1/2042	4,435	4,746
	King County WA Sewer Revenue	5.000%	1/1/2043	1,500	1,600
	King County WA Sewer Revenue	5.000%	7/1/2043	3,945	4,253
	King County WA Sewer Revenue	4.000%	1/1/2044	10,810	10,283
	King County WA Sewer Revenue	5.000%	1/1/2044	2,500	2,651
	King County WA Sewer Revenue	5.000%	7/1/2044	5,305	5,688
	King County WA Sewer Revenue	4.000%	1/1/2045	8,885	8,521
	King County WA Sewer Revenue	5.000%	7/1/2047	1,495	1,572
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2040	925	994
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2041	1,950	2,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2042	3,000	3,212
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2043	3,000	3,194
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2044	4,725	4,982
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/2034	1,555	1,563
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	836
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	823
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	961
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2040	1,000	1,063
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,061
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2033	3,640	3,443
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2034	3,675	3,445
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2035	1,165	1,084
	Nooksack Valley School District No. 506 GO	4.000%	12/1/2037	1,000	991
	North Thurston Public Schools GO	5.000%	12/1/2032	1,750	1,934
	Pend Oreille County Public Utility District No. 1 Box Canyon Electric Power & Light Revenue	5.000%	1/1/2044	4,530	4,560
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2032	1,455	1,466
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2034	3,080	3,095
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2035	2,615	2,621
	Pierce County WA GO	2.550%	7/1/2035	3,980	3,545
[1]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2046	490	511
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	780	835
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,571
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2032	3,140	3,436
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2033	3,250	3,588
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2034	2,250	2,503
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2036	8,375	8,429
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2037	1,000	1,103
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2038	4,275	4,266
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2038	1,000	1,094
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2039	2,075	2,248
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2040	6,795	6,676
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2041	2,675	2,872
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2042	1,300	1,394
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,020
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	5,680	5,622
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2034	3,970	3,980
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2036	1,185	1,328
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2038	1,700	1,876
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2039	2,050	2,028
	Seattle WA Drainage & Wastewater Water Revenue	5.000%	6/1/2044	3,685	3,968
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2037	5,515	6,139
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2037	10,000	10,026
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2038	6,190	6,840
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2038	2,175	2,163
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	8/1/2038	2,220	2,477
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	5,000	4,914
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	1,320	1,297
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,180	2,312
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/2042	2,700	2,777
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	1,000	965
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2044	3,300	3,523
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	8/1/2044	6,170	6,645
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2044	6,880	7,307
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2045	1,600	1,700
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2045	7,225	7,648
	Seattle WA Water System Water Revenue	5.000%	10/1/2039	2,050	2,236
	Seattle WA Water System Water Revenue	5.000%	10/1/2042	2,375	2,559
	Seattle WA Water System Water Revenue	5.000%	10/1/2043	2,490	2,673
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/2033	1,500	1,508
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	19,270	17,930
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2046	1,070	1,109
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/2035	1,100	1,127
	Spokane County School District No 354 Mead GO	5.000%	12/1/2034	1,000	1,025
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	1,925	1,937
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2037	1,085	1,092
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	900	977
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	1,000	1,086
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2040	700	753
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2041	1,910	2,048
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2042	1,485	1,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2043	1,290	1,369
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2044	1,390	1,469
	Tacoma WA Sewer Revenue	4.000%	12/1/2041	2,770	2,715
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2040	1,000	1,069
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2041	1,250	1,331
	Thurston County WA GO	5.000%	12/1/2041	2,475	2,621
	Thurston County WA GO	5.000%	12/1/2042	2,595	2,743
	Thurston County WA GO	5.000%	12/1/2042	1,320	1,415
	University of Washington College & University Revenue	5.000%	4/1/2035	1,000	1,122
	University of Washington College & University Revenue	5.000%	4/1/2036	4,300	4,799
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	200	207
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/2042	1,250	1,231
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/2042	2,000	2,009
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	7,400	7,296
	Washington COP	5.000%	7/1/2037	5,385	5,453
	Washington GO	5.000%	8/1/2027	21,745	22,253
	Washington GO	4.000%	7/1/2028	40,000	41,007
	Washington GO	5.000%	7/1/2028	16,000	16,699
	Washington GO	5.000%	8/1/2030	11,495	11,750
	Washington GO	5.000%	8/1/2031	14,890	15,211
	Washington GO	5.000%	8/1/2031	22,640	23,128
	Washington GO	5.000%	7/1/2032	14,210	15,672
	Washington GO	5.000%	8/1/2032	26,855	27,412
	Washington GO	5.000%	8/1/2033	5,020	5,020
	Washington GO	5.000%	8/1/2034	5,015	5,015
	Washington GO	5.000%	6/1/2035	1,500	1,590
	Washington GO	5.000%	8/1/2035	2,530	2,530
	Washington GO	5.000%	8/1/2035	6,170	6,379
	Washington GO	5.000%	2/1/2036	16,505	16,654
	Washington GO	5.000%	2/1/2036	1,500	1,579
	Washington GO	5.000%	2/1/2036	2,065	2,143
	Washington GO	5.000%	8/1/2036	10,000	10,320
	Washington GO	5.000%	8/1/2036	2,490	2,635
	Washington GO	5.000%	8/1/2036	11,750	11,957
	Washington GO	5.000%	8/1/2037	10,005	10,305
	Washington GO	5.000%	8/1/2037	20,955	23,004
	Washington GO	5.000%	2/1/2038	10,000	10,229
	Washington GO	5.000%	2/1/2038	13,270	14,603
	Washington GO	5.000%	8/1/2038	8,795	9,042
	Washington GO	5.000%	2/1/2039	5,400	5,737
	Washington GO	5.000%	2/1/2039	9,000	9,386
	Washington GO	5.000%	8/1/2039	4,900	4,900
	Washington GO	5.000%	8/1/2039	8,000	8,513
	Washington GO	5.000%	8/1/2039	14,600	15,805
	Washington GO	5.000%	8/1/2039	5,000	5,272
	Washington GO	5.000%	8/1/2039	36,390	40,047
	Washington GO	5.000%	2/1/2040	4,345	4,596
	Washington GO	5.000%	2/1/2040	4,085	4,170
	Washington GO	5.000%	6/1/2040	3,105	3,261
	Washington GO	5.000%	6/1/2040	11,590	12,486
	Washington GO	5.000%	8/1/2040	9,180	9,896
	Washington GO	5.000%	8/1/2040	43,230	46,956
	Washington GO	5.000%	2/1/2041	7,335	7,721
	Washington GO	5.000%	2/1/2041	10,000	10,430
	Washington GO	5.000%	2/1/2041	2,500	2,548
	Washington GO	5.000%	6/1/2041	3,130	3,234
	Washington GO	5.000%	6/1/2041	5,455	5,847
	Washington GO	5.000%	8/1/2041	1,560	1,633
	Washington GO	5.000%	8/1/2041	5,000	5,117
	Washington GO	5.000%	8/1/2041	10,165	10,986
	Washington GO	5.000%	2/1/2042	19,070	20,023
	Washington GO	5.000%	2/1/2042	6,985	7,264
	Washington GO	5.000%	2/1/2043	5,305	5,632
	Washington GO	5.000%	2/1/2043	21,705	23,209
	Washington GO	5.000%	6/1/2043	13,110	13,949
	Washington GO	5.000%	6/1/2043	5,000	5,358
	Washington GO	5.000%	8/1/2043	5,000	5,209
	Washington GO	5.000%	8/1/2043	3,480	3,609
	Washington GO	5.000%	2/1/2044	1,205	1,273
	Washington GO	5.000%	2/1/2044	16,985	18,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	6/1/2044	5,740	6,040
Washington GO	5.000%	6/1/2044	1,190	1,235
Washington GO	5.000%	6/1/2044	25,790	27,659
Washington GO	5.000%	8/1/2044	10,075	10,676
Washington GO	5.000%	2/1/2045	11,875	12,497
Washington GO	5.000%	2/1/2045	1,050	1,091
Washington GO	5.000%	2/1/2045	3,000	3,194
Washington GO	5.000%	6/1/2045	10,785	11,370
Washington GO	5.000%	6/1/2045	27,075	28,870
Washington GO	5.000%	8/1/2045	49,125	52,429
Washington GO	5.000%	2/1/2046	1,030	1,059
Washington GO	5.000%	2/1/2046	11,715	12,262
Washington GO	5.000%	2/1/2046	25,000	26,432
Washington GO	5.000%	6/1/2046	3,525	3,696
Washington GO	5.000%	6/1/2046	28,430	30,103
Washington GO	5.000%	8/1/2046	5,000	5,188
Washington GO	5.000%	8/1/2046	46,645	49,430
Washington GO	5.000%	2/1/2047	8,220	8,550
Washington GO	5.000%	6/1/2047	15,360	16,174
Washington GO	5.000%	8/1/2047	4,780	5,037
Washington GO	5.000%	8/1/2048	5,000	5,190
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,105	2,106
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,070	1,071
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,675	2,676
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,275	3,340
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,550	1,572
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,160	2,161
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,830	2,934
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,600	4,693
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,370	1,410
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,085	2,170
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,755	1,756
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,545
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	437
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,000	4,145
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,600	3,774
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,595	2,639
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,845	1,888
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	346
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	13,295	14,144
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,250	2,286
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,280	1,306
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	225	239
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,000	4,124
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,200	2,290
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,190	3,239
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,785	3,792
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,750	1,819
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,365	3,415
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	600	635
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	15,300	16,618
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,010	2,084
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	500	528
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	16,065	17,456
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	9,480	9,627
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	14,530	15,811
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	51,510	56,172
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	22,145	24,191
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	19,400	19,672
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	500	524
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,900	3,141
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	5,000	5,472
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,380	5,446
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	750	783
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	5,850	6,271
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	3,540	3,865
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,370	2,430
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	4,230	4,337
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,000	1,040
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,140	6,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	2,200	2,279
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,000	1,033
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	8,250	7,565
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	1,000	1,046
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	3,300	3,435
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	2,500	2,255
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	4,485	4,174
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	82,475	83,315
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2042	5,200	4,940
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2032	1,275	1,253
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2033	2,735	2,671
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2034	2,100	2,035
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2036	1,000	952
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2037	3,005	2,855
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2038	2,235	2,101
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2040	1,000	910
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2034	3,000	3,001
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2035	4,370	4,339
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2036	4,545	4,380
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2033	1,510	1,533
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2034	1,570	1,588
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2035	1,630	1,640
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2037	1,745	1,738
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2038	1,310	1,296
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2030	595	608
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	2,560	2,506
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	660	671
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2036	785	720
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2040	1,805	1,558
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2030	685	694
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	86,665	87,428
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	260	263
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	115	116
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,180	1,235
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2032	325	313
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,695	2,700
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2033	285	271
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	2,000	1,851
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2035	85	79
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	460	480
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	1,965	1,763
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	640	585
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2036	910	944
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2037	1,120	1,006
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2037	1,550	1,503
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2038	1,230	1,085
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Bonesta Project)	5.500%	5/1/2036	1,405	1,441
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Bonesta Project)	6.000%	5/1/2041	1,630	1,685
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Bonesta Project)	6.500%	5/1/2046	4,410	4,618
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	1,280	1,371
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2032	1,350	1,441
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2033	1,410	1,503
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/2028	475	467
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/2038	830	685
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2032	2,010	2,021
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	6,500	6,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.500%	1/1/2034	11,975	11,992
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2038	2,325	2,300
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	200	200
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,105	2,159
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	537
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/2034	1,725	1,730
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	3,020	3,105
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	1,000	1,071
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	3,470	3,559
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,000	1,070
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	105,932	100,147
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	2,000	2,039
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,250	1,326
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	28,162	25,789
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	2,000	2,027
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,500	1,582
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	4,220	4,222
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	1,500	1,563
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,135	1,174
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.080%	11/20/2041	35,291	33,201
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.080%	11/20/2041	7,323	6,605
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2044	5,000	5,062
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2045	5,500	5,579
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2049	4,000	4,010
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.085%	3/1/2050	27,913	26,617
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	3,975	4,118
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	6.250%	6/1/2056	4,700	5,197
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/2038	1,215	1,295
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/2043	2,020	2,134
	Washington State University College & University Revenue	5.000%	4/1/2031	1,230	1,329
	Washington State University College & University Revenue	5.000%	4/1/2032	1,295	1,414
	Washington State University College & University Revenue	5.000%	4/1/2033	1,100	1,212
	Washington State University College & University Revenue	5.000%	4/1/2034	3,520	3,902
	Washington State University College & University Revenue	5.000%	4/1/2035	2,490	2,773
	Washington State University College & University Revenue	5.000%	4/1/2036	3,390	3,743
	Washington State University College & University Revenue	5.000%	4/1/2037	2,395	2,624
	Washington State University College & University Revenue	4.000%	10/1/2037	365	371
	Washington State University College & University Revenue	4.000%	10/1/2038	245	245
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/2043	1,435	1,520
					2,543,882
West Virginia (0.5%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,285	1,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,105	2,106
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,425	1,425
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/2043	880	936
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2040	500	527
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.250%	6/1/2045	2,000	2,110
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/2044	1,220	1,234
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/2027	4,710	4,824
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2032	3,000	3,060
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2033	3,025	3,084
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2039	4,080	4,291
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2040	3,650	3,823
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	4,780	4,818
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,380	4,415
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	3,855	3,859
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2033	7,300	7,317
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2035	7,900	7,874
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	3,190	3,100
	West Virginia GO	5.000%	12/1/2031	1,900	1,965
	West Virginia GO	5.000%	12/1/2033	10,060	10,380
	West Virginia GO	5.000%	12/1/2035	16,375	16,861
	West Virginia GO	5.000%	6/1/2036	14,890	15,325
	West Virginia GO	5.000%	6/1/2037	6,940	7,133
	West Virginia GO	5.000%	12/1/2037	16,020	16,672
	West Virginia GO	5.000%	6/1/2038	13,920	14,472
	West Virginia GO	5.000%	12/1/2038	16,835	17,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia GO	5.000%	12/1/2038	1,000	1,025
	West Virginia GO	5.000%	6/1/2039	17,255	17,882
	West Virginia GO	5.000%	12/1/2039	17,685	18,307
	West Virginia GO	5.000%	12/1/2039	2,500	2,559
	West Virginia GO	5.000%	6/1/2041	1,310	1,353
	West Virginia GO	5.000%	12/1/2042	25,000	25,756
	West Virginia GO	5.000%	12/1/2043	1,000	1,030
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2027	1,500	1,502
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2028	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2028	1,530	1,556
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2029	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2029	1,670	1,696
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2031	1,720	1,744
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2032	1,910	1,935
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2033	2,070	2,095
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2035	2,410	2,436
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2036	2,860	2,889
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2037	2,975	3,004
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,575	2,577
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,460	1,468
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,170	3,173
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,190	1,197
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,705	3,709
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	5,810	5,812
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	6,360	6,593
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,220	3,324
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	3,335	3,335
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	7,295	7,502
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,420	1,426
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	8,750	8,751
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,250	3,329
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	4,540	4,483
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,750	5,151
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	2,925	3,144
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	2,165	1,931
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,250	1,324
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,580	2,754
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	3,400	3,550
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	3,435	3,574
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	5,205	5,555
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,000	4,257
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	490	464
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	7,650	8,081
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	3,380	3,584
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	5,880	6,164
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2045	7,500	7,814
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	8,375	8,928
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.170%	8/3/2026	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,220	1,235
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2032	1,100	1,138
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2034	2,020	2,084
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2035	2,010	2,071
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2036	2,030	2,087
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2037	1,500	1,539
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/2041	2,140	1,764
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,000	2,034
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2044	1,445	1,505
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	7,000	7,370
					414,916
Wisconsin (1.6%)
	Dane County WI GO	2.000%	4/1/2029	320	304
	Dane County WI GO	4.000%	6/1/2029	13,810	14,253
	Dane County WI GO	2.000%	4/1/2030	265	246
	Dane County WI GO	4.000%	6/1/2031	9,415	9,832
	Dane County WI GO	4.000%	6/1/2032	9,800	10,264
	Franklin Public School District GO	5.000%	4/1/2038	8,340	8,976
	Franklin Public School District GO	4.000%	4/1/2041	4,960	4,917
	Green Bay WI GO	5.000%	4/1/2037	1,240	1,354
	Green Bay WI GO	5.000%	4/1/2039	1,270	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Janesville School District GO	5.000%	3/1/2037	3,150	3,400
	Janesville School District GO	5.000%	3/1/2038	6,640	7,124
	Janesville School District GO	5.000%	3/1/2039	3,775	4,026
	Janesville School District GO	5.000%	3/1/2040	4,540	4,815
	Macomb MI Intermediate School District GO	5.000%	3/1/2037	1,500	1,641
	Macomb MI Intermediate School District GO	5.000%	3/1/2038	4,575	4,974
	Mequon & Thiensville School District GO	2.000%	3/1/2033	3,725	3,205
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2033	5,280	5,302
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2034	11,690	11,733
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2035	15,110	15,159
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/2039	5,510	5,868
[1]	Milwaukee WI GO	5.000%	4/1/2027	7,780	7,892
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,369
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,690	1,750
	Milwaukee WI GO	5.000%	4/1/2029	8,810	9,232
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,690	1,773
	Milwaukee WI GO	4.000%	4/1/2032	6,100	6,112
	Milwaukee WI GO	4.000%	4/1/2032	1,460	1,470
	Milwaukee WI GO	3.000%	4/1/2033	4,825	4,526
[2]	Milwaukee WI GO	4.000%	4/1/2033	4,670	4,716
[1]	Milwaukee WI GO	5.000%	4/1/2033	1,000	1,084
	Milwaukee WI GO	5.000%	12/1/2033	5,030	5,478
	Milwaukee WI GO	3.000%	4/1/2034	4,825	4,482
[2]	Milwaukee WI GO	4.000%	4/1/2034	4,675	4,709
[2]	Milwaukee WI GO	5.000%	12/1/2034	5,535	6,092
[1]	Milwaukee WI GO	5.000%	12/1/2034	7,105	7,820
[1]	Milwaukee WI GO	5.000%	4/1/2035	2,075	2,235
[2]	Milwaukee WI GO	5.000%	12/1/2035	5,545	6,098
[1]	Milwaukee WI GO	5.000%	12/1/2035	5,675	6,241
[2]	Milwaukee WI GO	5.000%	12/1/2036	1,960	2,133
[1]	Milwaukee WI GO	5.000%	12/1/2036	3,630	3,951
[2]	Milwaukee WI GO	5.000%	12/1/2037	1,970	2,116
[1]	Milwaukee WI GO	5.000%	12/1/2037	2,840	3,072
[2]	Milwaukee WI GO	5.000%	12/1/2038	1,980	2,106
[1]	Milwaukee WI GO	5.000%	12/1/2038	2,580	2,771
[2]	Milwaukee WI GO	5.000%	12/1/2039	1,990	2,102
[1]	Milwaukee WI GO	5.000%	12/1/2039	1,345	1,435
[2]	Milwaukee WI GO	5.000%	12/1/2040	2,000	2,105
[1]	Milwaukee WI GO	5.000%	12/1/2040	3,905	4,109
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2036	625	657
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2037	1,820	1,906
[1]	Monroe WI School District GO	5.000%	3/1/2027	165	167
[1]	Monroe WI School District GO	5.000%	3/1/2028	250	258
[1]	Monroe WI School District GO	5.000%	3/1/2029	810	849
[1]	Monroe WI School District GO	5.000%	3/1/2036	800	844
	Neenah Joint School District GO	3.000%	3/1/2030	4,600	4,503
	Neenah Joint School District GO	3.000%	3/1/2032	1,500	1,447
	New Richmond School District GO	5.000%	4/1/2034	1,000	1,084
	New Richmond School District GO	5.000%	4/1/2035	1,600	1,726
	New Richmond School District GO	5.000%	4/1/2036	1,700	1,828
	New Richmond School District GO	5.000%	4/1/2037	2,195	2,334
	New Richmond School District GO	5.000%	4/1/2038	2,195	2,339
	New Richmond School District GO	5.000%	4/1/2039	1,500	1,591
	New Richmond School District GO	5.000%	4/1/2040	1,650	1,728
	Platteville School District GO	4.000%	3/1/2035	1,060	1,074
	Platteville School District GO	4.000%	3/1/2037	1,040	1,047
	Platteville School District GO	4.000%	3/1/2038	1,560	1,560
	Platteville School District GO	4.000%	3/1/2040	880	865
	Pleasant Prairie WI GO	4.000%	8/1/2033	18,635	19,174
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2033	250	262
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,045	1,026
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/1/2035	565	567
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2035	700	717
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/2037	500	469
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2038	1,100	1,102
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2039	840	773
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	2/1/2041	885	878
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2042	950	859
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/2042	1,065	1,048
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/2042	500	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/2043	325	337
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	163
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	6/1/2045	635	634
[4]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/2045	1,600	1,454
[4]	Public Finance Authority Charter School Aid Revenue	5.300%	2/1/2046	400	392
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2030	300	297
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,090	957
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2042	1,760	1,453
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	400	405
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2039	700	681
[4]	Public Finance Authority Charter School Aid Revenue (Slam Academy of Nevada Project)	5.000%	7/15/2036	1,165	1,182
[4]	Public Finance Authority Charter School Aid Revenue (Slam Academy of Nevada Project)	5.000%	7/15/2046	850	816
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,000	1,004
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/2032	1,130	1,096
	Public Finance Authority College & University Revenue	5.250%	10/1/2033	1,140	1,141
	Public Finance Authority College & University Revenue	5.250%	10/1/2038	3,500	3,364
	Public Finance Authority College & University Revenue	5.250%	3/1/2042	1,420	1,454
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/2032	70	71
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	14,260	14,254
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	20,430	20,775
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,039
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,050
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	259
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	8,250	8,736
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	750	788
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,165	2,296
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	300	313
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	265	271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	750	784
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,175	2,286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	575	603
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	385	394
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	725	756
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,610	3,781
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	750	782
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	390	398
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	500	520
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2033	10,830	10,223
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	5,895	5,911
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	610	633
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	425	432
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	810	839
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	2,230	2,036
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,300	2,394
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	1,200	1,239
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	1,650	1,481
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	2,275	2,237
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	675	627
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	730	752
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,325	1,212
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	6,415	6,632
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	350	353
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	1,005	1,032
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	6,140	5,881
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	351
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	400	402
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	864
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	399
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,250	6,425
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	520	521
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,480	2,532
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	6,125	5,745
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	326
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	605	600
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	2,145	2,186
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	8,080	7,516
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	1,070	1,045
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	1,725	1,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	745	715
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	505	485
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	1,440	1,302
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2030	235	249
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2031	440	469
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2033	775	836
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2036	560	597
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2037	575	609
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2038	625	657
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2039	650	679
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2040	475	494
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2041	715	741
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2041	8,000	6,962
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2033	425	448
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2034	890	941
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2035	920	972
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	6.000%	12/1/2045	2,065	2,156
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	16,955	17,128
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	6,360	6,585
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	4,695	4,817
	Public Finance Authority Industrial Revenue	3.750%	2/1/2032	815	791
[4]	Public Finance Authority Industrial Revenue	4.000%	9/1/2036	3,920	3,648
	Public Finance Authority Industrial Revenue	5.000%	2/1/2042	1,865	1,887
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	7,858	7,706
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	10,322	5,083
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	25,485	12,960
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	9,035	9,036
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	17,010	16,852
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	236
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	350	378
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	300	328
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,780	1,844
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2035	300	321
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,000	1,086
	Public Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/1/2036	6,740	6,596
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2036	1,000	1,080
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,000	1,075
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	350	375
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2038	1,000	993
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2040	400	424
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	10,274	9,889
	Public Finance Authority Local or Guaranteed Housing Revenue	4.147%	1/20/2041	67,525	61,848
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	4.147%	1/20/2041	6,207	5,609
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	5,750	6,051
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2043	1,000	978
	Public Finance Authority Local or Guaranteed Housing Revenue	5.400%	6/20/2044	9,089	9,355
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/20/2044	1,965	1,999
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/1/2045	370	370
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	1,000	1,053
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	550	569
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2034	1,105	1,151
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2039	760	777
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2044	1,300	1,299
	Public Finance Authority Local or Guaranteed Housing Revenue (Forest View Apartments Project)	4.000%	8/1/2036	5,765	5,631
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2045	1,200	1,224
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	11,235	11,272
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/2034	2,300	2,347
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/2044	2,640	2,663
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	750	757
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	3,800	3,829
[2]	Racine Unified School District GO	5.000%	4/1/2035	2,750	2,956
[1]	Racine Unified School District GO	5.000%	4/1/2035	675	732
[2]	Racine Unified School District GO	5.000%	4/1/2036	2,500	2,672
[1]	Racine Unified School District GO	5.000%	4/1/2036	1,100	1,186
[2]	Racine Unified School District GO	5.000%	4/1/2037	2,545	2,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Racine Unified School District GO	5.000%	4/1/2037	2,370	2,538
[2]	Racine Unified School District GO	5.000%	4/1/2038	1,670	1,766
[1]	Racine Unified School District GO	5.000%	4/1/2038	1,230	1,293
[1]	Racine Unified School District GO	5.000%	4/1/2038	2,495	2,662
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,640	1,716
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,275	1,353
[2]	Racine Unified School District GO	5.000%	4/1/2039	1,015	1,068
[2]	Racine Unified School District GO	5.000%	4/1/2040	2,385	2,494
[1]	Racine Unified School District GO	5.000%	4/1/2040	2,460	2,566
[2]	Racine Unified School District GO	5.000%	4/1/2041	2,000	2,086
[1]	Racine Unified School District GO	5.000%	4/1/2041	835	869
[1]	Racine Unified School District GO	5.000%	4/1/2042	820	855
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	270	293
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	360	391
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	540	586
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	185	201
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	195
	Sheboygan Area School District GO	3.000%	3/1/2039	1,500	1,310
	Sheboygan Area School District GO	3.000%	3/1/2040	1,625	1,395
	Sheboygan Area School District GO	3.000%	3/1/2041	1,400	1,176
	Sheboygan Area School District GO	3.000%	3/1/2042	2,020	1,671
	Sheboygan Area School District GO	3.000%	3/1/2043	2,080	1,708
[1]	Sparta Area School District GO	3.000%	3/1/2038	1,250	1,088
[1]	Sparta Area School District GO	3.000%	3/1/2039	1,785	1,527
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,060	1,057
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	1,375	1,356
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,059
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	2,400	2,309
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	6,360	6,804
	Waunakee Community School District GO	3.250%	4/1/2028	46,750	46,751
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	1,050	934
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	390	348
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	1,095	936
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	590	505
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	3,760	3,080
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	1,000	821
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,400	1,097
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,515	1,191
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	2,500	1,879
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	1,350	1,011
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2034	2,000	1,432
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	1,600	1,084
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	3,125	2,126
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	1,550	997
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	4,000	2,585
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2037	5,985	3,667
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2038	6,000	3,477
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2039	5,250	2,875
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2040	6,000	3,100
	Wisconsin GO	5.000%	5/1/2027	8,425	8,573
	Wisconsin GO	5.000%	5/1/2027	7,770	7,907
[6]	Wisconsin GO	5.000%	5/1/2030	2,030	2,162
[6]	Wisconsin GO	5.000%	5/1/2031	1,720	1,858
[6]	Wisconsin GO	5.000%	5/1/2032	1,000	1,093
	Wisconsin GO	5.000%	5/1/2033	6,280	6,985
	Wisconsin GO	5.000%	5/1/2036	8,730	9,555
	Wisconsin GO	5.000%	5/1/2037	5,000	5,435
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	11,035	11,081
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	6,365	6,389
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2027	850	861
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2028	900	931
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	930	931
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,685	1,687
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	150	154
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	660	660
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	835	853
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	1,400	1,434
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	175	183
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,040	2,126
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	5,285	5,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,175	1,193
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	800	816
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	200	212
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,865	3,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	810	815
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,410	1,430
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2030	8,305	8,339
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,465	3,692
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,250	1,329
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,010	3,214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	6,000	6,017
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,660	4,998
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,555	1,624
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	4,200	4,214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,530	5,909
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	4,825	4,876
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	5,345	5,353
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	8,045	8,057
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,805	5,187
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,235	2,330
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	4,000	4,040
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	450	447
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	50,545	50,622
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,945	3,056
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	6,845	6,910
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,410	3,716
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	39,835	39,896
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	700	731
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	3,450	3,572
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,450	5,498
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,000	2,181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,075	7,086
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2035	2,540	2,524
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	2,825	2,814
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,780	2,741
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	3,750	4,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,460	4,468
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2036	2,605	2,564
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,550	2,726
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2037	3,980	3,492
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,245	2,173
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	5,705	6,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2038	5,225	5,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,000	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	4,500	4,744
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	3,000	2,808
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/2039	9,100	8,912
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	1,250	1,274
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	4,420	4,226
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	2,490	2,614
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	550	502
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,160	1,213
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	5,060	5,312
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	3,245	3,375
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	6,750	7,162
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,925	1,997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	9,380	9,882
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	3,035	3,137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	1,165	1,155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,745	3,850
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	8,505	7,609
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	7,880	8,063
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,720	3,918
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,440	3,607
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	34,350	36,307
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	34,665	37,170
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2034	5,000	5,447
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,345	1,424
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	8/3/2026	8,418	8,418
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	8/3/2026	55,735	55,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	8,000	7,872
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2041	3,150	3,272
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2043	4,550	4,682
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2044	2,500	2,568
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2045	2,715	2,774
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,775	1,743
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,185	2,148
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	11,810	12,773
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	3,960	4,229
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,080	4,390
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,955	4,318
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	2,445	2,637
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/2041	1,750	1,302
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	150	150
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	10,734	10,734
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/2043	5,000	4,962
					1,436,591
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	250	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2031	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2032	300	304
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	275	277
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2034	250	250
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2035	250	249
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	200	197
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	140	137
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	160	154
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2050	1,545	1,536
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	1,345	1,337
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,165	2,269
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,025	1,035
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,040	1,050
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,105	1,115
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,050	1,060
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,450	1,463
					12,738
Total Tax-Exempt Municipal Bonds (Cost $88,193,234)					86,755,250
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	119,113	84,868
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	45,555	33,255
Total Taxable Municipal Bonds (Cost $101,545)					118,123
				Shares
Temporary Cash Investments (1.6%)
Investment Company (1.6%)
[19]	Vanguard Municipal Low Duration Fund (Cost $1,461,938)	2.621%		146,194,535	1,461,945
Total Investments (99.7%) (Cost $89,756,717)					88,335,318
Other Assets and Liabilities—Net (0.3%)					259,469
Net Assets (100%)					88,594,787
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $2,440,566, representing 2.8% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
7	Securities with a value of $18,338 have been segregated as initial margin for open futures contracts.
8	Non-income-producing security—security in default.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
17	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	3,080	633,277	(1,623)
5-Year U.S. Treasury Note	September 2026	6,193	656,313	(4,358)
Ultra 10-Year U.S. Treasury Note	September 2026	915	100,378	(1,751)
				(7,732)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/2026	RBC	45,130	Buy	5-Year MMD AAA General Obligation Scale	2.790%	(249)	—	(249)
8/20/2026	MSBNA	25,230	Buy	5-Year MMD AAA General Obligation Scale	2.840%	(76)	—	(76)
9/25/2026	JPMC	37,420	Buy	10-Year MMD AAA General Obligation Scale	3.360%	(119)	—	(119)
9/28/2026	JPMC	18,745	Buy	10-Year MMD AAA General Obligation Scale	3.400%	6	6	—
9/28/2026	RBC	3,750	Buy	10-Year MMD AAA General Obligation Scale	3.500%	38	38	—
9/30/2026	JPMC	7,495	Buy	10-Year MMD AAA General Obligation Scale	3.450%	38	38	—
						(362)	82	(444)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	86,755,250	—	86,755,250
Taxable Municipal Bonds	—	118,123	—	118,123
Temporary Cash Investments	1,461,945	—	—	1,461,945
Total	1,461,945	86,873,373	—	88,335,318
Derivative Financial Instruments
Assets
Swap Contracts	—	82	—	82
Liabilities
Futures Contracts[1]	(7,732)	—	—	(7,732)
Swap Contracts	—	(444)	—	(444)
Total	(7,732)	(444)	—	(8,176)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.